  As filed with the Securities and Exchange Commission on September 28, 2005.


                                            1933 Act Registration No. 333-16615
                                            1940 Act Registration No. 811-07751
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   Form N-1A


                     REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933                 [_]

                     Pre-Effective Amendment No.              [_]

                     Post-Effective Amendment No. _11         [X]

                                and/or

                     REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940         [_]

                     Amendment No. _14                        [X]


                       (Check appropriate box or boxes)

                               -----------------

                          Nuveen Multistate Trust IV
              (Exact name of Registrant as Specified in Charter)

              333 West Wacker Drive,              60606
                 Chicago, Illinois
               (Address of Principal           (Zip Code)
                 Executive Office)

      Registrant's Telephone Number, including Area Code: (312) 917-7700

                Jessica R. Droeger           With a copy to:
                Vice President and          Thomas S. Harman
                     Secretary          Morgan Lewis & Bockius LLP
               333 West Wacker Drive    1111 Pennsylvania Avenue,
              Chicago, Illinois 60606             N.W.
               (Name and Address of      Washington, D.C. 20004
                Agent for Service)



[X] Immediately upon filing pursuant to paragraph (b)        [_] on (date) pursuant to paragraph (a)(1) of
    of Rule 485                                                  Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485          [_] 75 days after filing pursuant to paragraph (a)(2)
                                                                 of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of     [_] on (date) pursuant to paragraph (a)(2) of Rule
    Rule 485                                                     485


If appropriate, check the following box:
[_]
   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                   CONTENTS

                                      OF

                            REGISTRATION STATEMENT

                       UNDER THE SECURITIES ACT OF 1933

                              FILE NO. 333-16615

                                      AND

                            REGISTRATION STATEMENT

                   UNDER THE INVESTMENT COMPANY ACT OF 1940

                              FILE NO. 811-07751

   This Registration Statement comprises the following papers and contents:

 The Facing Sheet

 Part A-The Prospectus For:

  Nuveen Kansas Municipal Bond Fund

  Nuveen Kentucky Municipal Bond Fund

  Nuveen Michigan Municipal Bond Fund

  Nuveen Missouri Municipal Bond Fund

  Nuveen Ohio Municipal Bond Fund

  Nuveen Wisconsin Municipal Bond Fund

 Part B-The Statement of Additional Information

 Copy of the Annual Report to Shareholders (the financial statements from which are incorporated by reference into the Statement of Additional Information)

 Part C-Other Information

 Signatures

 Index to Exhibits

 Exhibits

--------------------------------------------------------------------------------

Nuveen Investments Municipal Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS   SEPTEMBER 28, 2005

                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]




Nuveen Kansas Municipal Bond Fund


Nuveen Kentucky Municipal Bond Fund


Nuveen Michigan Municipal Bond Fund




Nuveen Missouri Municipal Bond Fund


Nuveen Ohio Municipal Bond Fund


Nuveen Wisconsin Municipal Bond Fund





The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a
criminal offense.
[LOGO] Nuveen Investment

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information

Table of Contents


         Section 1  The Funds
         This section provides you with an overview of the funds, including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen Kansas Municipal Bond Fund                           2
         Nuveen Kentucky Municipal Bond Fund                         4
         Nuveen Michigan Municipal Bond Fund                         6
         Nuveen Missouri Municipal Bond Fund                         8
         Nuveen Ohio Municipal Bond Fund                            10
         Nuveen Wisconsin Municipal Bond Fund                       12

         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                      14
         What Securities We Invest In                               15
         How We Select Investments                                  17
         What the Risks Are                                         17
         How We Manage Risk                                         18

         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                19
         How to Reduce Your Sales Charge                            20
         How to Buy Shares                                          22
         Systematic Investing                                       23
         Systematic Withdrawal                                      24
         Special Services                                           24
         How to Sell Shares                                         25

         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         27
         Distribution and Service Plans                             28
         Net Asset Value                                            30
         Frequent Trading                                           30
         Fund Service Providers                                     31

         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       32

         Appendix  Additional State Information                     38

                                                             September 28, 2005


Section 1  The Funds

                       Nuveen Kansas Municipal Bond Fund
                       Nuveen Kentucky Municipal Bond Fund
                       Nuveen Michigan Municipal Bond Fund
                       Nuveen Missouri Municipal Bond Fund
                       Nuveen Ohio Municipal Bond Fund
                       Nuveen Wisconsin Municipal Bond Fund

                                                 [GRAPHIC]

                                               Introduction

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE



                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Kansas Municipal Bond Fund

Fund Overview


Investment Objective
                                    [GRAPHIC]


The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]

What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Kansas bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                                  [BAR CHART]

Class A Annual Returns

 1995   1996  1997  1998  1999   2000   2001  2002  2003   2004
 -----  ----  ----  ----  -----  -----  ----  ----  ----   ----
 17.7%  3.4%  9.7%  6.2%  -5.8%  11.4%  4.9%  8.8%  4.4%   5.3%


Section 1  The Funds

During the ten-year period ended December 31, 2004, the highest and lowest quarterly returns were 6.96% and -2.98%, respectively, for the quarters ended 3/31/95 and 3/31/96. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                                          ............................
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           0.87%     6.01%     5.97%
                Class B                   0.55%     5.97%     5.78%
                Class C                   4.75%     6.35%     5.91%
                Class R                   5.61%     7.13%     6.65%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          0.87%     6.01%     5.97%
                 After Taxes on
                   Distribution and
                   Sale of Shares         2.03%     5.85%     5.86%
                ------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/ 4.48%     7.20%     7.06%
                Lipper Peer Group/3/      2.83%     5.66%     5.42%


What Are the Costs of Investing?


                                    [GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

         Share Class                       A         B       C     R/5/
         --------------------------------------------------------------
         Maximum Sales Charge Imposed
         on Purchases                 4.20%/6/    None    None     None
         ..............................................................
         Maximum Sales Charge Imposed
         on Reinvested Dividends          None    None    None     None
         ..............................................................
         Exchange Fees                    None    None    None     None
         ..............................................................
         Deferred Sales Charge/7/         None/8/   5%/9/   1%/10/ None
         ..............................................................


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 3.06%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.




 Annual Fund Operating Expenses


Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .54%  .54%  .54% .54%
         .............................................................
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         .............................................................
         Other Expenses                          .14%  .14%  .14% .14%
         .............................................................
         Total Annual Fund Operating
         Expenses--Gross+                        .88% 1.63% 1.43% .68%
         .............................................................



           +After Expense Reimbursements
           .........................................................
           Expense Reimbursements        (.01%) (.02%) (.01%) (.01%)
           .........................................................
           Total Annual Fund Operating
           Expenses--Net                  .87%  1.61%  1.42%   .67%
           .........................................................



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  506 $  566 $  146 $ 69 $  506 $  166 $  146 $ 69
        ...............................................................
         3 Years    $  689 $  814 $  452 $218 $  689 $  514 $  452 $218
        ...............................................................
         5 Years    $  887 $  987 $  782 $379 $  887 $  887 $  782 $379
        ...............................................................
         10 Years   $1,459 $1,732 $1,713 $847 $1,459 $1,732 $1,713 $847
        ...............................................................



 3. The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Kansas Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Kentucky Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]

Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]

What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Kentucky bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                            [BAR CHART]

Class A Annual Returns

1995   1996  1997  1998  1999   2000   2001  2002  2003  2004
-----  ----  ----  ----  -----  -----  ----  ----  ----  ----
17.3%  3.9%  9.1%  6.9%  -4.4%  10.1%  4.8%  8.3%  5.9%  4.7%



Section 1  The Funds

During the ten-year period ended December 31, 2004, the highest and lowest quarterly returns were 7.13% and -2.15%, respectively, for the quarters ended 3/31/95 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2004
                Class Returns Before
                Taxes                      1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)             0.29%    5.83%     5.89%
                Class B                    -0.20%    5.78%     5.77%
                Class C                     4.11%    6.15%     5.78%
                Class R                     4.86%    6.94%     6.50%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions            0.28%    5.81%     5.87%
                 After Taxes on
                   Distributions and Sales
                   of Shares                1.74%    5.71%     5.81%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index2     4.48%    7.20%     7.06%
                Lipper Peer Group3          3.90%    5.71%     5.99%


What Are the Costs of Investing?


                                    [GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

          Share Class                     A        B       C     R/5/
          -----------------------------------------------------------
          Maximum Sales Charge Imposed
          on Purchases                 4.20%/6/ None    None     None
          ...........................................................
          Maximum Sales Charge Imposed
          on Reinvested Dividends       None    None    None     None
          ...........................................................
          Exchange Fees                 None    None    None     None
          ...........................................................
          Deferred Sales Charge/7/      None/8/   5%/9/   1%/10/ None
          ...........................................................


 1. Class A and C total returns reflect actual performance for all periods; Class B and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 3.35%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.




 Annual Fund Operating Expenses


Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .53%  .53%  .53% .53%
         .............................................................
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         .............................................................
         Other Expenses                          .10%  .09%  .09% .10%
         .............................................................
         Total Annual Fund Operating
         Expenses--Gross+                        .83% 1.57% 1.37% .63%
         .............................................................



            +After Expense Reimbursements
            .......................................................
            Expense Reimbursements        (.01%)    --    -- (.01%)
            .......................................................
            Total Annual Fund Operating
            Expenses--Net                  .82%  1.57% 1.37%  .62%
            .......................................................



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  501 $  560 $  139 $ 64 $  501 $  160 $  139 $ 64
        ...............................................................
         3 Years    $  674 $  796 $  434 $202 $  674 $  496 $  434 $202
        ...............................................................
         5 Years    $  861 $  955 $  750 $351 $  861 $  855 $  750 $351
        ...............................................................
         10 Years   $1,402 $1,668 $1,646 $786 $1,402 $1,668 $1,646 $786
        ...............................................................



 3. The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Kentucky Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Michigan Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]

Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]

What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Michigan bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                            [BAR CHART]

Class A Annual Returns

1995   1996  1997  1998  1999   2000   2001  2002  2003  2004
-----  ----  ----  ----  -----  -----  ----  ----  ----  ----
16.3%  3.8%  8.9%  5.6%  -5.0%  10.4%  5.9%  9.4%  4.0%  5.5%


Section 1  The Funds

During the ten-year period ended December 31, 2004, the highest and lowest quarterly returns were 6.10% and -2.26%, respectively, for the quarters ended 3/31/95 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           1.14%     6.08%     5.90%
                Class B                   0.73%     6.03%     5.77%
                Class C                   4.96%     6.41%     5.77%
                Class R                   5.76%     7.21%     6.51%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          1.13%     6.03%     5.84%
                 After Taxes on
                   Distributions and
                   Sale of Shares         2.29%     5.91%     5.79%
                ------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/ 4.48%     7.20%     7.06%
                Lipper Peer Group/3/      3.30%     6.25%     6.19%


What Are the Costs of Investing?


                                    [GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

          Share Class                     A        B       C     R/5/
          -----------------------------------------------------------
          Maximum Sales Charge Imposed
          on Purchases                 4.20%/6/ None    None     None
          ...........................................................
          Maximum Sales Charge Imposed
          on Reinvested Dividends       None    None    None     None
          ...........................................................
          Exchange Fees                 None    None    None     None
          ...........................................................
          Deferred Sales Charge/7/      None/8/   5%/9/   1%/10/ None
          ...........................................................


 1. Class A and C total returns reflect actual performance for all periods; Class B and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 3.16%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


 Annual Fund Operating Expenses

Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .54%  .54%  .54% .54%
         .............................................................
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         .............................................................
         Other Expenses                          .12%  .12%  .12% .12%
         .............................................................
         Total Annual Fund Operating
         Expenses--Gross+                        .86% 1.61% 1.41% .66%
         .............................................................



              +After Expense Reimbursements
              ...................................................
              Expense Reimbursements        -- (.01%) (.01%)   --
              ...................................................
              Total Annual Fund Operating
              Expenses--Net               .86%  1.60%  1.40% .66%
              ...................................................



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  504 $  564 $  144 $ 67 $  504 $  164 $  144 $ 67
        ...............................................................
         3 Years    $  683 $  808 $  446 $211 $  683 $  508 $  446 $211
        ...............................................................
         5 Years    $  877 $  976 $  771 $368 $  877 $  876 $  771 $368
        ...............................................................
         10 Years   $1,436 $1,710 $1,691 $822 $1,436 $1,710 $1,691 $822
        ...............................................................



 3. The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Michigan Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Missouri Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]

Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]

What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Missouri bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                            [BAR CHART]

Class A Annual Returns

1995   1996  1997  1998  1999   2000   2001  2002  2003  2004
-----  ----  ----  ----  -----  -----  ----  ----  ----  ----
16.3%  3.9%  9.4%  5.8%  -4.3%  10.0%  5.4%  8.0%  5.2%  4.9%



Section 1  The Funds

During the ten-year period ended December 31, 2004, the highest and lowest quarterly returns were 6.61% and -2.41%, respectively, for the quarters ended 3/31/95 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           0.48%     5.77%     5.87%
                Class B                   0.21%     5.74%     5.74%
                Class C                   4.35%     6.10%     5.75%
                Class R                   5.13%     6.89%     6.49%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          0.48%     5.77%     5.87%
                 After Taxes on
                   Distributions and
                   Sale of Shares         1.79%     5.66%     5.79%
                ------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/ 4.48%     7.20%     7.06%
                Lipper Peer Group/3/      3.58%     6.39%     6.18%


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            .......................................................
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            .......................................................
            Exchange Fees                    None  None   None None
            .......................................................
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None
            .......................................................


 1. Class A and C total returns reflect actual performance for all periods; Class B and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 3.36%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.




 Annual Fund Operating Expenses


Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .54%  .54%  .54% .54%
         .............................................................
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         .............................................................
         Other Expenses                          .10%  .09%  .10% .10%
         .............................................................
         Total Annual Fund Operating
         Expenses--Gross+                        .84% 1.58% 1.39% .64%
         .............................................................



             +After Expense Reimbursements
             Expense Reimbursements        (.01%)    -- (.01%)   --
             Total Annual Fund Operating
             Expenses--Net                  .83%  1.58% 1.38%  .64%



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  502 $  561 $  142 $ 65 $  502 $  161 $  142 $ 65
        ...............................................................
         3 Years    $  677 $  799 $  440 $205 $  677 $  499 $  440 $205
        ...............................................................
         5 Years    $  866 $  960 $  761 $357 $  866 $  860 $  761 $357
        ...............................................................
         10 Years   $1,414 $1,680 $1,669 $798 $1,414 $1,680 $1,669 $798
        ...............................................................



 3. The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Missouri Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Ohio Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]

Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]

What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Ohio bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                            [BAR CHART]

Class A Annual Returns

1995   1996  1997  1998  1999   2000   2001  2002  2003  2004
-----  ----  ----  ----  -----  -----  ----  ----  ----  ----
15.5%  3.3%  8.3%  5.8%  -4.3%  10.4%  3.8%  8.8%  5.6%  4.9%


Section 1  The Funds

During the ten-year period ended December 31, 2004, the highest and lowest quarterly returns were 6.05% and -2.66%, respectively, for the quarters ended 3/31/95 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                                          ............................
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           0.43%     5.75%     5.64%
                Class B                   0.10%     5.73%     5.50%
                Class C                   4.32%     6.09%     5.52%
                Class R                   5.08%     6.88%     6.26%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          0.43%     5.75%     5.62%
                 After Taxes on
                   Distributions and
                   Sale of Shares         1.83%     5.64%     5.57%
                ------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/ 4.48%     7.20%     7.06%
                Lipper Peer Group/3/      3.63%     6.18%     6.04%


What Are the Costs of Investing?


                                    [GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            .......................................................
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            .......................................................
            Exchange Fees                    None  None   None None
            .......................................................
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None
            .......................................................


 1. Class A and C total returns reflect actual performance for all periods; Class B and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 3.04%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


 Annual Fund Operating Expenses

Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .53%  .53%  .53% .53%
         .............................................................
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         .............................................................
         Other Expenses                          .11%  .10%  .10% .11%
         .............................................................
         Total Annual Fund Operating
         Expenses--Gross+/12/                    .84% 1.58% 1.38% .64%
         .............................................................



              +After Expense Reimbursements
              ..................................................................
              Expense Reimbursement       (.01%)       --        --       --
              ..................................................................
              Total Annual Fund Operating
              Expenses--Net                .83%     1.58%     1.38%     .64%
              ..................................................................



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  502 $  561 $  140 $ 65 $  502 $  161 $  140 $ 65
        ...............................................................
         3 Years    $  677 $  799 $  437 $205 $  677 $  499 $  437 $205
        ...............................................................
         5 Years    $  866 $  960 $  755 $357 $  866 $  860 $  755 $357
        ...............................................................
         10 Years   $1,414 $1,680 $1,657 $798 $1,414 $1,680 $1,657 $798
        ...............................................................



 3. The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Ohio Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

12. Nuveen Asset Management has a contractual obligation to waive some or all of its fees or reimburse certain expenses to prevent total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 0.750% of the fund's average daily net assets.


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Wisconsin Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]

Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]

What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Wisconsin bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Return after taxes on distributions and sale of shares assume you sold you shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                            [BAR CHART]

Class A Annual Returns

1995   1996  1997  1998  1999   2000   2001  2002  2003  2004
-----  ----  ----  ----  -----  -----  ----  ----  ----  ----
17.2%  2.5%  9.4%  6.6%  -6.8%  13.3%  4.3%  9.0%  4.6%  4.4%


Section 1  The Funds

During the ten-year period ended December 31, 2004, the highest and lowest quarterly returns were 6.57% and -2.64%, respectively, for the quarters ended 3/31/95 and 3/31/96. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                                          ............................
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)            0.02%    6.15%     5.81%
                Class B                   -0.32%    6.12%     5.71%
                Class C                    3.87%    6.50%     5.76%
                Class R                    4.74%    7.32%     6.48%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           0.02%    6.15%     5.81%
                 After Taxes on
                   Distributions and
                   Sale of Shares          1.38%    5.93%     5.69%
                ------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  4.48%    7.20%     7.06%
                Lipper Peer Group/3/       3.04%    5.97%     5.77%


What Are the Costs of Investing?


                                    [GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

          Share Class                     A        B       C     R/5/
          -----------------------------------------------------------
          Maximum Sales Charge Imposed
          on Purchases                 4.20%/6/ None    None     None
          ...........................................................
          Maximum Sales Charge Imposed
          on Reinvested Dividends       None    None    None     None
          ...........................................................
          Exchange Fees                 None    None    None     None
          ...........................................................
          Deferred Sales Charge/7/      None/8/   5%/9/   1%/10/ None
          ...........................................................


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 2.76%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


 Annual Fund Operating Expenses


Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .54%  .54%  .54% .54%
         .............................................................
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         .............................................................
         Other Expenses                          .18%  .18%  .18% .18%
         .............................................................
         Total Annual Fund Operating
         Expenses--Gross+                        .92% 1.67% 1.47% .72%
         .............................................................



            +After Expense Reimbursements
            ...................................................................
            Expense Reimbursements      (.02%)    (.01%)    (.02%)    (.01%)
            ...................................................................
            Total Annual Fund Operating
            Expenses--Net                .90%     1.66%     1.45%      .71%
            ...................................................................



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                          Redemption                                           No Redemption
Share Class          A             B             C            R            A             B             C            R
------------------------------------------------------------------------------------------------------------------------------
 1 Year            $  510        $  570        $  150        $ 74        $  510        $  170        $  150        $ 74
...............................................................................................................................
 3 Years           $  701        $  826        $  465        $230        $  701        $  526        $  465        $230
...............................................................................................................................
 5 Years           $  908        $1,007        $  803        $401        $  908        $  907        $  803        $401
...............................................................................................................................
 10 Years          $1,504        $1,777        $1,757        $894        $1,504        $1,777        $1,757        $894
...............................................................................................................................



 3. The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Other States Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS

                       Nuveen Asset Management ("NAM"), the funds' investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM is responsible for the selection and on-going monitoring of the securities in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606.


                       NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen Investments"). Founded in 1898, Nuveen Investments, and its affiliates had approximately $124 billion in assets under management, as of June 30, 2005. Nuveen Investments is a publicly-traded company and was, until April 2005, a majority-owned subsidiary of The St. Paul Travelers Companies, Inc., a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.




                       NAM is responsible for execution of specific investment strategies and day-to-day investment operations. NAM manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.


                       Cathryn P. Steeves has been the portfolio manager for the Kentucky and Ohio Funds since August 2004 and the Michigan Fund since January 2005. Cathryn Steeves currently manages investments for 26 Nuveen-sponsored investment companies. She has been Vice President of NAM since 2003 and was, previously, Assistant Vice President (2001-2003) and Senior Analyst (1998-2004).



                       Scott R. Romans has been the portfolio manager for the Kansas, Missouri and Wisconsin Funds since November 2003. Currently, Scott Romans manages 29 Nuveen-sponsored investment companies. He has been Vice President of NAM since 2004, Portfolio Manager since 2003, and was, formerly, Assistant Vice President (2003-2004) and Senior Analyst (2000-2003).





                       Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's website at http://www.nuveen.com/MF/resources/eReports.aspx.


Section 2  How We Manage Your Money

                       For the most recent fiscal year, the funds paid the following management fees to NAM as a percentage of net assets:


                   Nuveen Kansas Municipal Bond Fund    .54%
                   .........................................
                   Nuveen Kentucky Municipal Bond Fund  .53%
                   .........................................
                   Nuveen Michigan Municipal Bond Fund  .54%
                   .........................................
                   Nuveen Missouri Municipal Bond Fund  .54%
                   .........................................
                   Nuveen Ohio Municipal Bond Fund      .53%
                   .........................................
                   Nuveen Wisconsin Municipal Bond Fund .54%
                   .........................................





             [GRAPHIC]

             WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax ("AMT").

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.


                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will, in making a purchase decision, take into consideration the issuer's incentive to continue making appropriations until maturity.


                       The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                       In evaluating municipal bonds of different credit qualities or maturities, NAM takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, NAM evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a

                                            Section 2  How We Manage Your Money
                       fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                       Quality Municipal Bonds

                       The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                       Portfolio Maturity

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

                       Portfolio Holdings

                       A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information. Certain portfolio securities information for each fund is available on the funds' website--www.nuveen.com--by clicking the "Individual Investors--Mutual Funds" section of the home page and following the applicable link for each fund in the "Find A Fund" section. By following these links, you can obtain a top ten list and a complete list of portfolio securities of each fund as of the end of the most recent month. The portfolio securities information on the funds' website is generally made available approximately 2-5 business days following the end of each most recent month.

Section 2  How We Manage Your Money

                       This information will remain available on the website until the funds file with the SEC their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.


                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS

                       NAM selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. NAM is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments when due as a result of changing financial or market conditions.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from

                                            Section 2  How We Manage Your Money
                       economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the Kansas, Missouri and Wisconsin Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Kentucky, Michigan and Ohio Funds, which are diversified funds.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.

                       As diversified funds, the Kentucky, Michigan and Ohio Funds also may not have more than:

                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of their assets).

                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in NAM's opinion, correlate with the prices of the funds' investments. Although the funds have no present intent to use these strategies, market circumstances may necessitate their use in the future.

Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. For further details, please see the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen's website at www.nuveen.com.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen Investments, LLC ("Nuveen"), a wholly-owned subsidiary of Nuveen Investments, and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:



                                                                     Sales Charge as % of  Sales Charge as % of
Amount of Purchase                                                   Public Offering Price Net Amount Invested
 Less than $50,000                                                           4.20%                 4.38%
.....................................................................
 $50,000 but less than $100,000                                              4.00                  4.18
.....................................................................
 $100,000 but less than $250,000                                             3.50                  3.63
.....................................................................
 $250,000 but less than $500,000                                             2.50                  2.56
.....................................................................
 $500,000 but less than $1,000,000                                           2.00                  2.04
.....................................................................
 $1,000,000 and over                                                           --/1/                 --
.....................................................................

                                                                       Authorized Dealer
                                                                      Commission as % of
Amount of Purchase                                                   Public Offering Price
 Less than $50,000                                                           3.70%
.....................................................................
 $50,000 but less than $100,000                                              3.50
.....................................................................
 $100,000 but less than $250,000                                             3.00
.....................................................................
 $250,000 but less than $500,000                                             2.00
.....................................................................
 $500,000 but less than $1,000,000                                           1.50
.....................................................................
 $1,000,000 and over                                                         1.00/1/
.....................................................................

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge ("CDSC") of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower,

                                     Section 3  How You Can Buy and Sell Shares
                       according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.


 Years Since Purchase                         0-1  1-2  2-3  3-4  4-5  5-6  Over 6
   CDSC                                         5%   4%   4%   3%   2%   1%   None
 .................................................................................

                       The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

                       Class A Sales Charge Reductions

                        . Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of any fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

                        . Letter of Intent. Subject to certain requirements, you may purchase Class A shares of any fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

                        . Group Purchase. If you are a member of a qualified group, you may purchase Class A shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's aggregate purchases.

                       For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases

Section 3  How You Can Buy and Sell Shares
                       by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

                       Class A Sales Charge Waivers

                       Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

                        .  Purchases of $1,000,000 or More.

                        . Monies Representing Reinvestment of Nuveen Defined Portfolio and Nuveen Mutual Fund Distributions.

                        . Certain Eligible Employee-Sponsored Qualified Defined Contribution Retirement Plans. Eligible plans are those with at least 25 employees that either make an initial purchase of $500,000 of shares of Nuveen Mutual Funds or execute a Letter of Intent to do so.


                        . Certain Employees and Affiliates of Nuveen. Purchases by any officers, trustees, and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, and subsidiaries thereof, and such employees' immediate family members (as defined in the Statement of Additional Information).


                        . Authorized Dealer Personnel. Purchases by any person who, for at least 90 days, has been an officer, director, or bona fide employee of any authorized dealer or any such person's immediate family member.

                        . Certain Trust Departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.

                        . Additional Categories of Investors. Purchases made by: (1) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (2) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

                        . Reinvestment of Redemption Proceeds. Purchases when reinvesting certain redemption proceeds of unaffiliated funds subject to liquidation or merger.

                       Class R Eligibility

                       Class R shares are available for (i) purchases of $10 million or more, (ii) purchases using dividends and capital gains distributions on Class R shares, and (iii) purchase by the following categories of investors:

                        . Certain trustees, directors, employees, and affiliates of Nuveen.

                        .  Certain authorized dealer personnel.

                        .  Certain bank or broker-affiliated trust departments.

                        . Certain additional categories of investors, including certain direct advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.


                       Please refer to the Statement of Additional Information for more information about Class A and Class R shares, including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's website at www.nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus.


                                     Section 3  How You Can Buy and Sell Shares

                       Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a breakpoint discount. This may include account statements of family members and information regarding Nuveen Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.


                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the "NYSE") is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                       Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

                       On-line

                       Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds' website. To access your account,

Section 3  How You Can Buy and Sell Shares
                       follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds." The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction.



                       By Telephone



                       Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares via the telephone, you must have established Fund Direct privileges on your account prior to the requested transaction.


                       Investment Minimums


                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.



                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying your fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

                       Benefits of Systematic Investing

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time and does not assure that you will profit.

                                     Section 3  How You Can Buy and Sell Shares

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                       [Chart showing effects of
                       systematic investing and dividend reinvestment]



                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.


                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.


Section 3  How You Can Buy and Sell Shares

                       See "General Information--Frequent Trading" below. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.


                                                 [GRAPHIC]

                       HOW TO SELL SHARES

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone


                       If you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds



                                    [GRAPHIC]



An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

                                     Section 3  How You Can Buy and Sell Shares
                       transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                       On-line


                       You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds." The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.


                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                                    [GRAPHIC]



An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum.
The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


              LOGO


                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth day of each month, usually payable the first business day of the following month. Each fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by a fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in each fund's net asset value. This policy is designed to result in the distribution of substantially all of the funds' net income over time.


                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal AMT. Income exempt from federal tax may be subject to state and local income tax.

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                                                 Section 4  General Information

                       If you receive Social Security or railroad retirement benefits, you should consult your tax advisor about how an investment in a fund may affect the taxation of your benefits.

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Fund for shares of a different Nuveen Fund, the exchange is treated the same as a sale for tax purposes.

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields


                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you in comparing municipal investments like the funds with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:


                       Taxable Equivalent of Tax-Free Yields

                                                    To Equal a Tax-Free Yield of:
                      ........................................................................
                                                    3.00%      4.00%      5.00%      6.00%
                      Tax Bracket:                  A Taxable Investment Would Need to Yield:
                      ------------------------------------------------------------------------
                        25%                         4.00%      5.33%      6.67%      8.00%
                      ........................................................................
                        28%                         4.17%      5.56%      6.94%      8.33%
                      ........................................................................
                        33%                         4.48%      5.97%      7.46%      8.96%
                      ........................................................................
                        35%                         4.62%      6.15%      7.69%      9.23%
                      ........................................................................

                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. Please note that investments that generate qualified dividend income that is taxable at the maximum rate of 15% will have a lower taxable equivalent yield. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                       DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. (See "How You Can Buy and Sell

Section 4  General Information

                       Shares--What Share Classes We Offer" for a description of the distribution and service fees paid under this plan.)

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to authorized dealers as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain authorized dealers that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm and, with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm's customers. The level of payments that Nuveen is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm's total assets held in and recent net investments into Nuveen Mutual Funds, the firm's level of participation in Nuveen Mutual Fund sales and marketing programs, the firm's compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2004, these payments in the aggregate were approximately .01% to .02% of the assets in the Nuveen Funds. The Statement of Additional Information contains additional information about these payments, including the names of the dealer firms to which payments are made. Nuveen may also make payments to authorized dealers in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

                       In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, "Platform Programs") at certain authorized dealer firms, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

                                                 Section 4  General Information

                                                 [GRAPHIC]

                       NET ASSET VALUE

                       The price you pay for your shares is based on each fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.


                       In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. The prices of fixed income securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available, the pricing service establishes fair market value based on various factors, including prices of comparable fixed income securities.


                       Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities. See the Statement of Additional Information for details.


                                                 [GRAPHIC]

                       Frequent Trading

                       The funds are intended for long-term investment, and should not be used for excessive trading. Excessive trading in the funds' shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

                       Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds' need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.


                       The funds' Frequent Trading Policy generally limits an investor to four "round trip" trades in a 12-month period or to two round trip trades in a 12-month period if either side of a round trip trade exceeds 1% of a fund's net assets. A purchase transaction identified as being made by a Frequent Trader (defined below) may not exceed $1 million for a single shareholder account or in the


Section 4  General Information
                       aggregate for a group of shareholder accounts either controlled by a financial advisor or otherwise determined by the funds to be related. The Nuveen Funds will suspend the trading privileges of any investor who makes a round trip within a 30-day period. In addition, Frequent Traders (investors making more than one round trip trade or who are otherwise deemed as such by a fund based on the size, pattern or other characteristics of their trading activity) who do not abide by special order placement rules, which are described in the Statement of Additional Information, will also have their trading privileges suspended. A round trip is the purchase and sale (including any exchanges) of a substantially similar dollar amount of fund shares within a 60-day period, representing at least 25% of the value of the shareholder's account. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.


                       The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the funds with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the funds with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the funds are able to enforce the terms of the Frequent Trading Policy. In addition, the funds may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where the funds reasonably believe that the intermediary's policies and procedures effectively discourage inappropriate trading activity.


                       The funds reserve the right in their sole discretion to waive unintentional or minor violations if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawals plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirements plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions.

                       Each fund reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund's investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds' Frequent Trading Policy and its enforcement, see "Additional Information on the Purchase and Redemption of Fund Shares--Frequent Trading Policy" in the Statement of Additional Information.


                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS

                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

                                                 Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended May 31, 2005, May 31, 2004, May 31, 2003 and May 31, 2002 has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds' financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the fiscal year ended May 31, 2001 was audited by a different independent auditor who has ceased operations.


Nuveen Kansas Municipal Bond Fund



Class
(Commencement               Investment Operations          Less Distributions
Date)                   -----------------------------  -------------------------                    --------



                                           Net                                    Ending              Ending
              Beginning        Net   Realized/                Net                    Net                 Net
Year Ended    Net Asset Investment  Unrealized         Investment  Capital         Asset     Total    Assets
May 31,           Value  Income(a) Gain (Loss)   Total     Income    Gains  Total  Value Return(b)     (000)
-------------------------------------------------------------------------------------------------------------

Class A (1/92)
  2005           $10.20       $.44       $ .46  $ .90       $(.44)     $-- $(.44) $10.66      8.95% $ 97,861
  2004            10.77        .46        (.57)  (.11)       (.46)      --  (.46)  10.20     (1.02)   91,744
  2003            10.25        .48         .52   1.00        (.48)      --  (.48)  10.77     10.03   102,938
  2002            10.16        .50         .10    .60        (.51)      --  (.51)  10.25      6.06    96,411
  2001             9.54         51         .62   1.13        (.51)      --  (.51)  10.16     12.02    91,062

Class B (2/97)
  2005            10.12        .36         .46    .82        (.36)      --  (.36)  10.58      8.21    10,031
  2004            10.69        .38        (.57)  (.19)       (.38)      --  (.38)  10.12     (1.77)   11,001
  2003            10.18        .40         .52    .92        (.41)      --  (.41)  10.69      9.18    12,797
  2002            10.09        .42         .11    .53        (.44)      --  (.44)  10.18      5.30    10,210
  2001             9.48        .44         .61   1.05        (.44)      --  (.44)  10.09     11.17     6,851

Class C (2/97)
  2005            10.21        .38         .46    .84        (.38)      --  (.38)  10.67      8.39    22,836
  2004            10.78        .40        (.56)  (.16)       (.41)      --  (.41)  10.21     (1.53)   23,656
  2003            10.27        .42         .52    .94        (.43)      --  (.43)  10.78      9.35    25,049
  2002            10.17        .44         .12    .56        (.46)      --  (.46)  10.27      5.60    16,943
  2001             9.56        .46         .61   1.07        (.46)      --  (.46)  10.17     11.29     6,359

Class R (2/97)
  2005            10.24        .46         .47    .93        (.46)      --  (.46)  10.71      9.26     1,449
  2004            10.82        .48        (.58)  (.10)       (.48)      --  (.48)  10.24      (.89)    1,204
  2003            10.30        .50         .53   1.03        (.51)      --  (.51)  10.82     10.23     1,310
  2002            10.20        .53         .11    .64        (.54)      --  (.54)  10.30      6.38     1,475
  2001             9.59        .54         .60   1.14        (.53)      --  (.53)  10.20     12.12     1,967
-------------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .88%       4.17%        21%
      .90        4.36         11
      .88        4.57         12
      .90        4.90         17
      .90        5.13         18


     1.63        3.42         21
     1.64        3.61         11
     1.63        3.81         12
     1.65        4.13         17
     1.65        4.38         18


     1.43        3.62         21
     1.45        3.81         11
     1.43        4.01         12
     1.44        4.31         17
     1.45        4.58         18


      .68        4.37         21
      .70        4.56         11
      .68        4.77         12
      .70        5.12         17
      .69        5.33         18
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .87%, 1.61%, 1.42%, and .67% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 4.18%, 3.43%, 3.63% and 4.38% for classes A, B, C and R, respectively.



Section 5  Financial Highlights

Nuveen Kentucky Municipal Bond Fund



Class
(Commencement               Investment Operations         Less Distributions
Date)                   ----------------------------- --------------------------                    --------



                                           Net                                    Ending              Ending
              Beginning        Net   Realized/               Net                     Net                 Net
Year Ended    Net Asset Investment  Unrealized        Investment  Capital          Asset     Total    Assets
May 31,           Value  Income(a) Gain (Loss)  Total     Income    Gains   Total  Value Return(b)     (000)
-------------------------------------------------------------------------------------------------------------

Class A (5/87)
  2005           $10.88       $.48       $ .43  $ .91      $(.48)   $(.01) $(.49) $11.30      8.51% $427,106
  2004            11.35        .51        (.42)   .09       (.52)    (.04)  (.56)  10.88       .90   410,109
  2003            10.92        .53         .44    .97       (.53)    (.01)  (.54)  11.35      9.03   426,782
  2002            10.80        .54         .12    .66       (.54)      --   (.54)  10.92      6.22   407,706
  2001            10.30        .55         .50   1.05       (.55)      --   (.55)  10.80     10.40   403,793

Class B (2/97)
  2005            10.88        .40         .44    .84       (.40)    (.01)  (.41)  11.31      7.80    21,216
  2004            11.35        .43        (.42)   .01       (.44)    (.04)  (.48)  10.88       .14    20,874
  2003            10.92        .45         .44    .89       (.45)    (.01)  (.46)  11.35      8.21    21,206
  2002            10.80        .46         .12    .58       (.46)      --   (.46)  10.92      5.42    16,808
  2001            10.30        .47         .51    .98       (.48)      --   (.48)  10.80      9.60    12,977

Class C (10/93)
  2005            10.87        .42         .43    .85       (.42)    (.01)  (.43)  11.29      7.91    46,160
  2004            11.34        .45        (.42)   .03       (.46)    (.04)  (.50)  10.87       .35    45,303
  2003            10.91        .47         .44    .91       (.47)    (.01)  (.48)  11.34      8.45    50,194
  2002            10.79        .48         .12    .60       (.48)      --   (.48)  10.91      5.64    40,746
  2001            10.29        .49         .50    .99       (.49)      --   (.49)  10.79      9.80    35,770

Class R (2/97)
  2005            10.87        .51         .42    .93       (.50)    (.01)  (.51)  11.29      8.70     1,581
  2004            11.33        .53        (.41)   .12       (.54)    (.04)  (.58)  10.87      1.15     1,285
  2003            10.90        .55         .44    .99       (.55)    (.01)  (.56)  11.33      9.23     1,172
  2002            10.78        .57         .11    .68       (.56)      --   (.56)  10.90      6.40       983
  2001            10.27        .57         .51   1.08       (.57)      --   (.57)  10.78     10.72       889
-------------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .83%       4.35%        15%
      .84        4.58         16
      .84        4.79         14
      .85        4.99         14
      .87        5.11         14


     1.57        3.60         15
     1.59        3.83         16
     1.59        4.04         14
     1.59        4.24         14
     1.62        4.36         14


     1.37        3.80         15
     1.39        4.03         16
     1.39        4.24         14
     1.40        4.44         14
     1.42        4.56         14


      .63        4.54         15
      .64        4.78         16
      .64        4.99         14
      .65        5.19         14
      .67        5.31         14
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .82%, 1.57%, 1.37%, and .62% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 4.36%, 3.61%, 3.81% and 4.55% for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Nuveen Michigan Municipal Bond Fund



Class
(Commencement               Investment Operations          Less Distributions
Date)                   -----------------------------  --------------------------                    --------



                                           Net                                     Ending              Ending
              Beginning        Net   Realized/                Net                     Net                 Net
Year Ended    Net Asset Investment  Unrealized         Investment  Capital          Asset     Total    Assets
May 31,           Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value Return(b)     (000)
--------------------------------------------------------------------------------------------------------------

Class A (6/85)
  2005           $11.45       $.51       $ .45  $ .96       $(.51)   $(.01) $(.52) $11.89      8.48% $181,302
  2004            12.16        .54        (.58)  (.04)       (.55)    (.12)  (.67)  11.45      (.27)  179,956
  2003            11.55        .55         .63   1.18        (.56)    (.01)  (.57)  12.16     10.40   204,652
  2002            11.39        .56         .20    .76        (.57)    (.03)  (.60)  11.55      6.70   205,808
  2001            10.75        .58         .63   1.21        (.57)      --   (.57)  11.39     11.45   211,992

Class B (2/97)
  2005            11.47        .42         .46    .88        (.42)    (.01)  (.43)  11.92      7.73     8,938
  2004            12.18        .45        (.58)  (.13)       (.46)    (.12)  (.58)  11.47     (1.03)   10,112
  2003            11.57        .46         .63   1.09        (.47)    (.01)  (.48)  12.18      9.56    11,179
  2002            11.41        .48         .19    .67        (.48)    (.03)  (.51)  11.57      5.88     9,214
  2001            10.77        .50         .63   1.13        (.49)      --   (.49)  11.41     10.61     8,642

Class C (6/93)
  2005            11.43        .44         .46    .90        (.44)    (.01)  (.45)  11.88      7.98    38,386
  2004            12.14        .48        (.58)  (.10)       (.49)    (.12)  (.61)  11.43      (.83)   36,912
  2003            11.54        .49         .61   1.10        (.49)    (.01)  (.50)  12.14      9.71    43,693
  2002            11.38        .50         .19    .69        (.50)    (.03)  (.53)  11.54      6.11    38,763
  2001            10.74        .52         .63   1.15        (.51)      --   (.51)  11.38     10.84    36,123

Class R (2/97)
  2005            11.45        .53         .45    .98        (.53)    (.01)  (.54)  11.89      8.70    23,675
  2004            12.16        .57        (.58)  (.01)       (.58)    (.12)  (.70)  11.45      (.07)   23,618
  2003            11.56        .58         .61   1.19        (.58)    (.01)  (.59)  12.16     10.53    24,951
  2002            11.39        .59         .20    .79        (.59)    (.03)  (.62)  11.56      6.99    23,643
  2001            10.75        .60         .63   1.23        (.59)      --   (.59)  11.39     11.63    22,799
--------------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .86%       4.32%        16%
      .87        4.61          9
      .86        4.67         10
      .87        4.86         19
      .87        5.15         11


     1.61        3.57         16
     1.62        3.86          9
     1.61        3.91         10
     1.62        4.11         19
     1.62        4.40         11


     1.41        3.77         16
     1.42        4.06          9
     1.41        4.12         10
     1.42        4.31         19
     1.42        4.60         11


      .66        4.52         16
      .67        4.81          9
      .66        4.87         10
      .67        5.06         19
      .67        5.35         11
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .86%, 1.60%, 1.40% and .66% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 4.33%, 3.58%, 3.78% and 4.53% for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Nuveen Missouri Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Commencement Date)                              -----------------------------  -------------------------



                                                                          Net                                    Ending
                                             Beginning        Net   Realized/                Net                    Net
Year Ended                                   Net Asset Investment  Unrealized         Investment  Capital         Asset
May 31,                                          Value  Income(a) Gain (Loss)   Total     Income    Gains  Total  Value
------------------------------------------------------------------------------------------------------------------------

Class A (8/87)
 2005                                           $10.78       $.48       $ .47  $ .95       $(.48)     $-- $(.48) $11.25
 2004                                            11.30        .50        (.53)  (.03)       (.49)      --  (.49)  10.78
 2003                                            10.81        .51         .51   1.02        (.53)      --  (.53)  11.30
 2002                                            10.71        .54         .11    .65        (.55)      --  (.55)  10.81
 2001                                            10.18        .56         .53   1.09        (.56)      --  (.56)  10.71

Class B (2/97)
 2005                                            10.79        .40         .47    .87        (.40)      --  (.40)  11.26
 2004                                            11.30        .41        (.52)  (.11)       (.40)      --  (.40)  10.79
 2003                                            10.81        .43         .50    .93        (.44)      --  (.44)  11.30
 2002                                            10.71        .46         .11    .57        (.47)      --  (.47)  10.81
 2001                                            10.18        .48         .53   1.01        (.48)      --  (.48)  10.71

Class C (2/94)
 2005                                            10.77        .42         .47    .89        (.42)      --  (.42)  11.24
 2004                                            11.29        .44        (.53)  (.09)       (.43)      --  (.43)  10.77
 2003                                            10.81        .45         .49    .94        (.46)      --  (.46)  11.29
 2002                                            10.70        .48         .12    .60        (.49)      --  (.49)  10.81
 2001                                            10.17        .50         .53   1.03        (.50)      --  (.50)  10.70

Class R (2/97)
 2005                                            10.79        .50         .47    .97        (.50)      --  (.50)  11.26
 2004                                            11.31        .52        (.53)  (.01)       (.51)      --  (.51)  10.79
 2003                                            10.82        .53         .50   1.03        (.54)      --  (.54)  11.31
 2002                                            10.71        .57         .11    .68        (.57)      --  (.57)  10.82
 2001                                            10.18        .58         .53   1.11        (.58)      --  (.58)  10.71
------------------------------------------------------------------------------------------------------------------------


                                                                 Ratios/Supplemental Data
Class (Commencement Date)                               -----------------------------------------
                                                                              Ratio of
                                                                  Ratio of         Net
                                                                  Expenses  Investment
                                                          Ending        to   Income to
                                                             Net   Average     Average  Portfolio
Year Ended                                       Total    Assets       Net         Net   Turnover
May 31,                                      Return(b)     (000) Assets(c)   Assets(c)       Rate
--------------------------------------------------------------------------------------------------

Class A (8/87)
 2005                                             8.97% $232,171       .84%       4.35%        16%
 2004                                             (.28)  221,955       .85        4.50         13
 2003                                             9.63   233,996       .86        4.65         14
 2002                                             6.20   207,890       .87        5.02         13
 2001                                            10.93   202,698       .87        5.31         13

Class B (2/97)
 2005                                             8.15     9,197      1.58        3.60         16
 2004                                             (.95)    9,532      1.60        3.75         13
 2003                                             8.80    11,912      1.61        3.90         14
 2002                                             5.38     9,091      1.62        4.27         13
 2001                                            10.10     6,991      1.62        4.55         13

Class C (2/94)
 2005                                             8.39    19,955      1.39        3.80         16
 2004                                             (.84)   21,402      1.40        3.95         13
 2003                                             8.93    23,336      1.41        4.10         14
 2002                                             5.72    20,076      1.41        4.46         13
 2001                                            10.31    12,589      1.42        4.76         13

Class R (2/97)
 2005                                             9.20       561       .64        4.54         16
 2004                                             (.10)      483       .65        4.70         13
 2003                                             9.80       534       .66        4.86         14
 2002                                             6.47       507       .67        5.22         13
 2001                                            11.11       470       .67        5.51         13
--------------------------------------------------------------------------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .83%, 1.58%, 1.38% and .64% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 4.35%, 3.60%, 3.81% and 4.55% for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Nuveen Ohio Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Commencement Date)                              -----------------------------  -------------------------



                                                                          Net                                    Ending
                                             Beginning        Net   Realized/                Net                    Net
Year Ended                                   Net Asset Investment  Unrealized         Investment  Capital         Asset
May 31,                                          Value  Income(a) Gain (Loss)   Total     Income    Gains  Total  Value
------------------------------------------------------------------------------------------------------------------------

Class A (6/85)
 2005                                           $11.17       $.51       $ .48  $ .99       $(.51)     $-- $(.51) $11.65
 2004                                            11.78        .53        (.60)  (.07)       (.54)      --  (.54)  11.17
 2003                                            11.16        .54         .62   1.16        (.54)      --  (.54)  11.78
 2002                                            11.10        .55         .06    .61        (.55)      --  (.55)  11.16
 2001                                            10.62        .57         .48   1.05        (.57)      --  (.57)  11.10

Class B (2/97)
 2005                                            11.16        .42         .48    .90        (.42)      --  (.42)  11.64
 2004                                            11.77        .45        (.61)  (.16)       (.45)      --  (.45)  11.16
 2003                                            11.15        .45         .63   1.08        (.46)      --  (.46)  11.77
 2002                                            11.09        .47         .05    .52        (.46)      --  (.46)  11.15
 2001                                            10.62        .48         .48    .96        (.49)      --  (.49)  11.09

Class C (8/93)
 2005                                            11.15        .45         .48    .93        (.45)      --  (.45)  11.63
 2004                                            11.76        .47        (.60)  (.13)       (.48)      --  (.48)  11.15
 2003                                            11.15        .47         .62   1.09        (.48)      --  (.48)  11.76
 2002                                            11.09        .49         .06    .55        (.49)      --  (.49)  11.15
 2001                                            10.61        .51         .48    .99        (.51)      --  (.51)  11.09

Class R (2/97)
 2005                                            11.16        .53         .48   1.01        (.53)      --  (.53)  11.64
 2004                                            11.77        .56        (.61)  (.05)       (.56)      --  (.56)  11.16
 2003                                            11.15        .56         .62   1.18        (.56)      --  (.56)  11.77
 2002                                            11.09        .57         .06    .63        (.57)      --  (.57)  11.15
 2001                                            10.62        .59         .48   1.07        (.60)      --  (.60)  11.09
------------------------------------------------------------------------------------------------------------------------


                                                                 Ratios/Supplemental Data
Class (Commencement Date)                               -----------------------------------------
                                                                              Ratio of
                                                                  Ratio of         Net
                                                                  Expenses  Investment
                                                          Ending        to   Income to
                                                             Net   Average     Average  Portfolio
Year Ended                                       Total    Assets       Net         Net   Turnover
May 31,                                      Return(b)     (000) Assets(c)   Assets(c)       Rate
--------------------------------------------------------------------------------------------------

Class A (6/85)
 2005                                             9.00% $358,529       .84%       4.43%        11%
 2004                                             (.62)  347,733       .85        4.65         12
 2003                                            10.65   385,619       .87        4.69         12
 2002                                             5.57   379,342       .86        4.93         21
 2001                                            10.05   385,226       .86        5.13         12

Class B (2/97)
 2005                                             8.22    25,621      1.58        3.69         11
 2004                                            (1.34)   26,057      1.60        3.90         12
 2003                                             9.85    28,080      1.62        3.94         12
 2002                                             4.79    22,433      1.61        4.17         21
 2001                                             9.16    19,846      1.61        4.37         12

Class C (8/93)
 2005                                             8.45    45,791      1.38        3.88         11
 2004                                            (1.14)   44,575      1.40        4.10         12
 2003                                             9.99    50,999      1.42        4.14         12
 2002                                             5.01    44,984      1.41        4.37         21
 2001                                             9.46    41,396      1.41        4.57         12

Class R (2/97)
 2005                                             9.24   139,017       .64        4.64         11
 2004                                             (.41)  139,762       .65        4.85         12
 2003                                            10.89   154,781       .67        4.89         12
 2002                                             5.80   148,302       .66        5.12         21
 2001                                            10.19   146,678       .66        5.32         12
--------------------------------------------------------------------------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .83%, 1.58%, 1.38% and .64% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 4.44%, 3.69%, 3.89% and 4.64% for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Nuveen Wisconsin Municipal Bond Fund



Class
(Commencement               Investment Operations          Less Distributions
Date)                   -----------------------------  -------------------------                    -------



                                           Net                                    Ending             Ending
              Beginning        Net   Realized/                Net                    Net                Net
Year Ended    Net Asset Investment  Unrealized         Investment  Capital         Asset     Total   Assets
May 31,           Value  Income(a) Gain (Loss)   Total     Income    Gains  Total  Value Return(b)    (000)
------------------------------------------------------------------------------------------------------------

Class A (6/94)
  2005           $10.16       $.42       $ .37  $ .79       $(.41)     $-- $(.41) $10.54      7.94% $36,325
  2004            10.62        .43        (.45)  (.02)       (.44)      --  (.44)  10.16      (.33)  39,033
  2003            10.14        .43         .49    .92        (.44)      --  (.44)  10.62      9.41   42,360
  2002             9.97        .44         .17    .61        (.44)      --  (.44)  10.14      6.26   40,199
  2001             9.24        .45         .72   1.17        (.44)      --  (.44)   9.97     12.84   30,944

Class B (2/97)
  2005            10.18        .34         .39    .73        (.34)      --  (.34)  10.57      7.25    4,600
  2004            10.65        .35        (.46)  (.11)       (.36)      --  (.36)  10.18     (1.01)   4,568
  2003            10.17        .36         .49    .85        (.37)      --  (.37)  10.65      8.53    5,960
  2002            10.00        .37         .17    .54        (.37)      --  (.37)  10.17      5.49    5,224
  2001             9.27        .38         .72   1.10        (.37)      --  (.37)  10.00     11.98    4,401

Class C (2/97)
  2005            10.18        .36         .39    .75        (.36)      --  (.36)  10.57      7.47    4,797
  2004            10.65        .37        (.46)  (.09)       (.38)      --  (.38)  10.18      (.84)   4,632
  2003            10.16        .38         .50    .88        (.39)      --  (.39)  10.65      8.83    4,536
  2002            10.00        .39         .16    .55        (.39)      --  (.39)  10.16      5.58    3,282
  2001             9.26        .40         .73   1.13        (.39)      --  (.39)  10.00     12.31    5,408

Class R (2/97)
  2005            10.20        .44         .39    .83        (.44)      --  (.44)  10.59      8.25       63
  2004            10.67        .45        (.46)  (.01)       (.46)      --  (.46)  10.20      (.10)     177
  2003            10.18        .46         .50    .96        (.47)      --  (.47)  10.67      9.62      176
  2002            10.02        .47         .16    .63        (.47)      --  (.47)  10.18      6.36       97
  2001             9.28        .47         .73   1.20        (.46)      --  (.46)  10.02     13.10       51
------------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .92%       3.99%        15%
      .92        4.12         21
      .93        4.19          8
      .93        4.39         19
      .97        4.59         16


     1.67        3.24         15
     1.67        3.37         21
     1.67        3.44          8
     1.68        3.65         19
     1.72        3.84         16


     1.47        3.44         15
     1.47        3.57         21
     1.47        3.64          8
     1.51        3.85         19
     1.52        4.04         16


      .72        4.21         15
      .72        4.32         21
      .72        4.39          8
      .73        4.60         19
      .77        4.79         16
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .90%, 1.66%, 1.45% and .71% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 4.00%, 3.25%, 3.45% and 4.22% for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Appendix  Additional State Information



                       Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political, or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.




                       Kansas



                       The Kansas economy has firmed up due to increased employment in its core industries and higher military spending caused by consolidation gains prompted by the Department of Defense's 2005 Base Realignment and Closure (BRAC) process. Strong employment and favorable interest rates have prompted strong growth in housing. Single family permits are projected to end the year up over 20%, and multi-family permits up 128%.



                       Robust economic activity combined with a stringent 2005 budget has left Kansas with an unexpected large general fund balance. The 2005 general fund balance is estimated to be nearly $300 million (6.0% of general fund expenditures). State mandates requiring a 7.5% general fund balance have been suspended and the governor's budget forecasts do not show the general fund balance increasing.



                       Unemployment was at 5.2% in July 2005 (down from 5.4% in July 2004) and higher than the July 2005 national average of 5.0%. Per capita personal income was $30,811 in 2004, which was 93.5% of the national average of $32,937.



                       The Kansas State Treasury does not issue general obligation debt. Kansas has issued general fund appropriation obligations through Kansas Development Finance Authority (KDFA) and on behalf of Kansas Public Employees Retirement System (KPERS). As of September 20, 2005, Moody's rated these obligations Aa1 with a negative outlook and Standard & Poor's rated these obligations AA+ with a stable outlook. Fitch did not rate these obligations. The negative outlook reflects the prior year's fiscal stress and economic weakness. The current economic and fiscal rebound may serve to offset the negative outlook. These ratings do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to Kansas personal income tax to the extent they are paid out of income earned on all Kansas municipal bonds issued after December 31, 1987, on specified Kansas municipal bonds issued before that date, or on U.S. government securities. While dividends paid out of income earned on Kansas municipal bonds are not subject to Kansas tax, if you are subject to tax in a state other than Kansas, these dividends may be included in calculating taxable income for that state. You will be subject to Kansas personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction.

Appendix

                       The treatment of corporate shareholders who pay Kansas corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.




                       Kentucky



                       The Kentucky economy is closely linked with the national economy because its manufacturing sector is highly diverse. The Kentucky economy is expected to grow at a 3% rate in 2005, which is a slower growth rate than Kentucky experienced in 2003 and 2004. Kentucky is scheduled to lose 3,668 military and civilian jobs due to the Department of Defense's 2005 Base Realignment and Closure (BRAC) process.



                       The Kentucky biennial budget for fiscal 2005-2006 was adopted nine months late in March 2005. Between July 2004 and March 2005, Kentucky was operating pursuant to a special executive order maintaining debt service and mandatory programs at prior period levels. The new biennial budget is essentially flat for the coming two years. Increased economic activity in Kentucky should contribute to stabilization of the Kentucky general fund; however, the general fund balance remains low at 2.5% of general fund appropriations.



                       Unemployment increased to 5.9% in July 2005, from 5.3% in July 2004, and is above the July 2005 national average of 5.0%. Per capita personal income was $27,709 in 2004, which is 84.1% of the national average of $32,937.



                       Although Kentucky has not issued general obligation debt since 1965, the State is an active issuer of appropriation-secured debt through several agencies. As of September 20, 2005, obligations secured by appropriations of the State were rated Aa2 negative, AA-stable, and AA- by Moody's, Standard & Poor's, and Fitch, respectively. Moody's placed the rating on negative watch on May 24, 2004, reflecting the failure of the legislature to adopt a budget before close of its 2004 regular session. Standard & Poor's maintained a stable outlook expecting the State to operate effectively under the governor's spending plan in lieu of a budget and meet its repayment obligations on its outstanding appropriation-backed debt. These ratings do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to the Kentucky individual income tax to the extent they are paid out of income earned on Kentucky municipal bonds or U.S. government securities. While dividends paid out of income earned on Kentucky municipal bonds are not subject to Kentucky income tax, if you are subject to tax in a state other than Kentucky, these dividends may be included in calculating taxable income for that state. You will be subject to Kentucky personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize a capital gain on the transaction. You will not be subject to the Kentucky intangible property tax on your fund shares.

                       The treatment of corporate shareholders who pay Kentucky corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

                                                                       Appendix

                       Michigan



                       Michigan's economy continues to lag the nation. Gross state product is growing at a pace of 1.3% in 2005, which is below the pace over the past three years. Because auto demand is fragile and auto makers have chosen to buy most auto components from foreign sources, the Michigan share of automotive production is declining. Secondary manufacturing employment attributable to the automotive industry is also declining, exposing the lack of diversity in Michigan's economy. Michigan will not be adversely affected by the Department of Defenses's 2005 Base Realignment and Closure (BRAC) process.



                       The Michigan legislature continues to apply prudent fiscal practice to balance a severely constrained budget. The Michigan appropriation budget includes $8.9 billion for general fund spending, $12.8 billion for school aid, $4.8 billion for transportation, $13.9 billion for special purposes and $250 million for other activities. Michigan has a low debt burden, leaving it with some flexibility in the event projected revenues fail to materialize.



                       Unemployment remains high at 7.0% in July 2005 (down slightly from 7.1% in July 2004) compared to the national rate of 5.0% for that month. The jobless rate peaked at 7.5% in December 2004. Per capita personal income was $31,954 in 2004, which is 97.0% of the national average of $32,937.



                       As of September 20, 2005, Michigan general obligation bonds were rated Aa2 stable, AA, and AA by Moody's, Standard & Poor's, and Fitch, respectively. Moody's downgraded Michigan from Aa1 to Aa2 in January 2005. Standard & Poor's downgraded Michigan's ratings in July 2005. Michigan ratings are stable at the AA level. These ratings do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to Michigan personal income tax to the extent they are paid out of income earned on Michigan municipal bonds or paid out of income earned on, or capital gains realized from, the sale of U.S. government securities. You will be subject to Michigan personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains (other than capital gains realized from the sale of U.S. government securities) or if you sell or exchange fund shares and realize a capital gain on the transaction. Taxpayers who are senior citizens may be eligible for special tax treatment with respect to taxable income and capital gains. If you reside in a Michigan city that imposes local income taxes, you will not be subject to these taxes on the fund's distributions of income attributable to interest earned on Michigan municipal bonds or U.S. government securities or to gains on the sale of U.S. government securities.

                       While the dividends paid out of income earned on Michigan municipal bonds and capital gains attributable to the disposal of U.S. government securities are not subject to Michigan tax, if you are subject to tax in a state other than Michigan, these dividends and gains may be included in calculating taxable income for that state.

                       The treatment of corporate shareholders who pay Michigan corporate income tax differs from that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.




                       Missouri



                       The Missouri economy is expanding at a steady pace. Growth in gross state product is expected to be 2.7% in 2005, up from 1.9% in 2004. The manufacturing base is recovering with the national economy; however, it


Appendix
                       remains fragile owing to its concentration in aerospace and technology. In the long run, Missouri is not expected to gain manufacturing jobs and is relying on less productive retail and service sectors to provide employment growth. Missouri will suffer a loss of 3,679 military and civilian jobs attributable to the Department of Defense's 2005 Base Realignment and Closure (BRAC) process.



                       The Missouri appropriation budget for fiscal year 2006 was adopted at $7.1 billion, down 2.5% from fiscal year 2005. Revenue collections are estimated to increase by 3.4%, which is in line with increased economic activity. Missouri has adopted across the board cuts to structurally balance its budget without relying on any tax initiatives or one shot budget measures.



                       Unemployment was 5.6% in July 2005 (down from 5.9% in July 2004) and above the July 2005 national average of 5.0%. Personal income per capita was $30,608 in 2004, which is 92.9% of the national average of $32,937.



                       As of September 20, 2005, Missouri debt was rated Aaa, AAA, and AAA by Moody's, Standard & Poor's, and Fitch, respectively. These ratings are stable and reflect both the State's lagging economy and its historic conservative practice regarding debt and fiscal management. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to Missouri personal income tax to the extent they are paid out of income earned on Missouri municipal bonds or U.S. government securities. While dividends paid out of income earned on Missouri municipal bonds are not subject to Missouri tax, if you are subject to tax in a state other than Missouri, these dividends may be included in calculating taxable income for that state. You will be subject to Missouri personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize a capital gain on the transaction.

                       The treatment of corporate shareholders who pay Missouri corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.




                       Ohio



                       The Ohio economy is bumping along. Gross state product is expected to grow at an estimated 1.9% rate in 2005, which is a slower rate than the national economy. It has suffered losses in its old core manufacturing sectors with some automotive and auto related cuts still threatened. Due to the strategic importance of Wright Patterson Air Force Base and to other strategic defense installations in Ohio, the adverse effects of the Department of Defense's 2005 Base Realignment and Closure (BRAC) process are small.



                       Governor Robert Taft's $51.3 billion biennial budget for fiscal years 2006 and 2007 is balanced. Ohio enacted some tax rate reductions in fiscal year 2005 and broadened the tax base definition to offset the reduced rates. The target spending growth is about 2.5% per year, which is attainable. The budget stabilization fund is low at $180 million and not expected to achieve the targeted $1.250 billion over the coming two years. Debt levels are moderate in relation to the State's economic base.



                       Unemployment in July 2005 was 5.7%, down from the State's 6.2% rate in July 2004, but above the July 2005 national average of 5.0%. Per capita income of $31,322 in 2004 was 95.1% of the national average of $32,937.


                                                                       Appendix

                       As of September 20, 2005, Moody's rated Ohio's general obligation bonds Aa1 and Standard & Poor's and Fitch each rated the State's bonds AA+. Moody's revised its outlook from negative to stable in November 2004. Standard & Poor's revised its outlook to stable from negative on July 10, 2003. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes to the extent they are derived from interest on Ohio municipal bonds or U.S. government securities or attributable to gain made on the sale, exchange, or other disposition of Ohio municipal bonds by the fund. While dividends paid out of income earned on Ohio municipal bonds are not subject to Ohio tax, if you are subject to tax in a state other than Ohio, these dividends may be included in calculating taxable income for that state. You will, however, be subject to Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes to the extent the fund distributes any taxable income or realized capital gains (other than capital gains on Ohio municipal bonds) or if you sell or exchange fund shares and realize a net gain on the transaction.

                       The treatment of corporate shareholders who pay Ohio corporate income tax differs from that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.




                       Wisconsin



                       The Wisconsin economy is growing well and is being supported by growth in manufacturing as well as growth in professional and business services. Gross state product grew at a 2.0% rate in 2004 and is on track to grow at a 2.6% rate in 2005. Wisconsin stands to lose approximately 552 jobs due to the Department of Defense's 2005 Base Realignment and Closure (BRAC) process.



                       Governor Jim Doyle's 2006-2007 biennial budget was enacted in July 2005. This budget calls for state spending to grow by 5.8% in 2006 and 3.8% in 2007. Governor Doyle proposed a $12.7 billion general fund appropriation bill in February 2005 and on July 25, 2005 used the line item veto 139 times to achieve a balanced budget that has eliminated an estimated $1.6 billion gap over the biennium. The general fund undesignated balance is only $6 million and will not improve in the current biennium without positive revenue developments.



                       Unemployment is below average at 4.7% in July 2005 (down from 4.9% in July 2004) and below the July 2005 national rate of 5.0%. Per capita personal income was $32,157 in 2004, which is 97.6% of the national average of $32,937.



                       As of August 26, 2005, the State's general obligation bonds carried ratings of Aa3, AA-, and AA- from Moody's, Standard & Poor's, and Fitch, respectively. Moody's restored its outlook to stable from negative on March 29, 2005. Standard & Poor's maintains a stable outlook and Fitch downgraded Wisconsin to AA- from AA on March 3, 2004. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


Appendix

                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to Wisconsin personal income tax to the extent they are paid out of income earned on certain Wisconsin municipal obligations or on U.S. government or other exempt securities. While dividends paid out of income earned on certain Wisconsin municipal bonds are not subject to Wisconsin tax, if you are subject to tax in a state other than Wisconsin, these dividends may be included in calculating taxable income for that state. You will be subject to Wisconsin personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize capital gains on the transaction. A portion of these capital gains, however, may be exempt from Wisconsin personal income tax.

                       The treatment of corporate shareholders who pay Wisconsin corporate income tax differs from that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

                                                                       Appendix

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objective.

Value
Nuveen Large-Cap Value Fund
Nuveen NWQ Multi-Cap Value Fund
Nuveen NWQ Small-Cap Value Fund
Nuveen NWQ Value Opportunities Fund

Balanced
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund

Global/International
Nuveen NWQ Global Value Fund
Nuveen NWQ International Value Fund

Growth
Nuveen Rittenhouse Growth Fund

Municipal Bond

National Funds
Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund

State Funds
                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, and NAM. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds' investments is available in the annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. The funds' most recent Statement of Additional Information, annual and semi-annual reports are available, free of charge, by calling Nuveen at (800) 257-8787, on the funds' website at www.nuveen.com, or through your financial advisor.

You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

The funds are series of Nuveen Multistate Trust IV, whose Investment Company Act file number is 811-07751.

1. Long-term and insured long-term portfolios.


MPR-MS6-0905D NA

Distributed by
Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 |
(800) 257-8787 | www.nuveen.com

                                                             September 28, 2005


NUVEEN MULTISTATE TRUST IV

Nuveen Kansas Municipal Bond Fund

Nuveen Kentucky Municipal Bond Fund

Nuveen Michigan Municipal Bond Fund

Nuveen Missouri Municipal Bond Fund

Nuveen Ohio Municipal Bond Fund

Nuveen Wisconsin Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information is not a prospectus. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, LLC, ("Nuveen"), or from the Funds, by written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, or by calling (800) 257-8787.


   This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus for the Funds. The Prospectus is dated September 28, 2005.


TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Investment Policies and Investment Portfolio...............................  S-2

Management of the Trust.................................................... S-12

Investment Adviser and Investment Management Agreement..................... S-26

Portfolio Transactions..................................................... S-30

Net Asset Value............................................................ S-31

Tax Matters................................................................ S-31

Additional Information on the Purchase and Redemption of Fund Shares....... S-39

Disclosure of Portfolio Holdings........................................... S-48

Distribution and Service Plan.............................................. S-51

Independent Registered Public Accounting Firm, Custodian and Transfer Agent S-53

Financial Statements....................................................... S-53

Appendix A--Ratings of Investments.........................................  A-1

Appendix B--Description of Hedging Techniques..............................  B-1


   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

   The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that
Fund:

      (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus, except each Fund may invest up to 5% of its assets in tax-exempt or taxable fixed-income or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided the Adviser determines such investment should enable the Fund to better maximize its existing investment in such issuer. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.

      (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the U.S. Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Kentucky Municipal Bond Fund, the Michigan Municipal Bond Fund, and the Ohio Municipal Bond Fund.

      (3) Borrow money except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.

      (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

      (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

      (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

      (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

      (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

      (9) Make loans except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.

      (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

      (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Asset Management ("NAM"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

   In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

   For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

   Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

   The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

   The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

   The Nuveen Multistate Trust IV, formerly Nuveen Flagship Multistate Trust IV (the "Trust"), is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a se ries of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has six series: the Nuveen Kansas Municipal Bond Fund (formerly Nuveen Flagship Kansas Municipal Bond Fund and prior to that, Flagship Kansas Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Kentucky Municipal Bond Fund (formerly Nuveen Flagship Kentucky Municipal Bond Fund and prior to that, Flagship Kentucky Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Michigan Municipal Bond Fund (formerly Nuveen Flagship Michigan Municipal Bond Fund and prior to that, Flagship Michigan Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Missouri Municipal Bond Fund (formerly Nuveen Flagship Missouri Municipal Bond Fund and prior to that, Flagship Missouri Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Ohio Municipal Bond Fund (formerly Nuveen Flagship Ohio Municipal Bond Fund and prior to that, Flagship Ohio Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Wisconsin Municipal Bond Fund (formerly Nuveen Flagship Wisconsin

Municipal Bond Fund and prior to that, Flagship Wisconsin Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the 1940 Act that must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

   As described in the Prospectus, each Fund invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

   The investment assets of each Fund will consist of (1) Municipal Obligations that are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations that, in the opinion of NAM, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments, as described below, from which income may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although non-appropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those non-appropriation leases where NAM has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

   Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Investments in Inverse Floating Rate Securities

   The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified short-term municipal bond index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other index or other instrument inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on conventional fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for inverse floating rate securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Portfolio Trading and Turnover

   The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what NAM believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

   The portfolio turnover rates for the 2004 and 2005 fiscal year-ends of the Funds were:


                                                      Fiscal Year
                                                      -----------
                                                      2004  2005
                                                      ----  ----
                 Nuveen Kansas Municipal Bond Fund... 11%   21%
                 Nuveen Kentucky Municipal Bond Fund. 16    15
                 Nuveen Michigan Municipal Bond Fund.  9    16
                 Nuveen Missouri Municipal Bond Fund. 13    16
                 Nuveen Ohio Municipal Bond Fund..... 12    11
                 Nuveen Wisconsin Municipal Bond Fund 21    15


When-Issued Securities or Delayed-Delivery Securities

   Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be designated or segregated by the Custodian specifically for the settlement of such commitments, if necessary. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage operations more effectively.

   Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

Zero Coupon Bonds

   The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.

Special Considerations Relating to Municipal Obligations of Designated States


   As described in the Prospectus, except for investments in temporary investments, each Fund will invest substantially all of its assets (at least 80%) in Municipal Obligations that are exempt from both regular federal and state income taxes, generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information in the Prospectus and set forth below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

Factors Pertaining to Kansas



   Boeing and Cessna are major Kansas employers adding payroll to meet increased business activity. Even though military spending is generally declining, McConnell AFB is gaining personnel because it is in line to receive personnel displaced from other bases that are being closed. Kansas is scheduled to gain 3,582 military and civilian jobs due to the Department of Defense's 2005 Base Realignment and Closure process. Weakness in the technology sector is offset by strength in the aircraft sector leading to a fragile, but significant, increase in economic activity.



Factors Pertaining to Kentucky



   Kentucky's automotive sector is under pressure due to potential plant closings at Ford and GM. Kentucky benefits from its superior environment and central location. Retirement population, leisure and tourism activity are strong yet subject to national economic activity as well as to gas price inflation.



   Consensus revenue forecasts for 2005 show state tax revenues will increase by 6.5% in 2005 representing a significantly stronger rate of growth than in the previous biennium. The main contributors to this growth are sales tax and individual income tax as well as large increases in corporate income and coal severance tax. The new biennial budget is essentially flat for the coming two years except for spending mandated by House Bill 1 increasing spending for school and state employees' health insurance for calendar year 2005, an additional 1% salary increase effective January 1, 2005 for school and state employees, a cost-of living adjustment for retired teachers, and funding for SEEK (Support Education Excellence in Kentucky).



Factors Pertaining to Michigan



   Michigan's manufacturing component remains tied to the automotive industry. GM and Ford continue to close and idle facilities in the Lansing and Detroit area. Visteon, which is a major auto parts producer for Ford Motor, is the State's fourth largest employer and is scheduled for sale or closure. The furniture and office products industry located in central Michigan is stable. Travel and tourism are strong but subject to decline as gas prices rise.



   The revenue consensus for 2005-2006 projects a decline in revenues offset by increases from proposed tax changes. The tax changes stem mainly from elimination of credits rather than increased taxes. State fund balances are drained and Michigan is reliant on revenues, budget adjustments, and debt for fiscal management.



Factors Pertaining to Missouri



   Missouri's manufacturing base includes telecommunications (Sprint) and aircraft (Boeing). Missouri has a growing reputation in health care with several university and regional health care providers ranked among the State's top employers.



   Missouri residents elected Governor Matt Blunt in November 2004. Governor Blunt campaigned on a platform pledging to make education the State's top policy priority, to reform its social welfare programs, to address its health care crisis, to improve its entrepreneurial climate, and to protect working families by holding the line on job-killing taxes. The two largest line items in the Missouri fiscal year 2006 budget are Elementary and Secondary Education and Social Services. The governor's Social Services budget was 10% above the fiscal year 2005 appropriation and the legislature increased that by another 5%.







Factors Pertaining to Ohio



   Ohio has a well diversified economy and is strengthened by investments made by Honda, General Electric Company, and many large shipping operations. Ohio is strategically located for shipping at the crossroads of the United States. Job growth has resumed, although at a very modest pace, and most new jobs are in the lower paying retail and service sectors. Future growth is expected to lag the national economy.

Factors Pertaining to Wisconsin



   Wisconsin's manufacturing growth is being strengthened by increased export trade with Canada, Mexico and China. Together these trading partners' business volume increased over 17% in the first quarter of 2005. Employment growth is at about 1% and is accelerating. Construction employment is increased by a major road improvement project ongoing in Milwaukee.



   Using the line item veto, Governor Jim Doyle eliminated an estimated $1.6 billion gap in the 2006-2007 biennial budget. The balance comes from many sources including spending cuts, fund transfers, reduced state Medicaid expense and other structural changes. There is another $1.3 billion gap pending in the 2007-2009 budget that must be addressed in the 2006/2007 legislative session.


Hedging and Other Defensive Actions

   Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge a Fund's portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments, or by entering into interest rate swap transactions or options on swaps. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

   These transactions present certain risks. In particular, the imperfect correlation between price movements in the hedging instrument and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in the Fund's portfolio being hedged, or that the gain on the hedge may be less than the losses on the Fund's portfolio securities. In addition, the markets for futures, swaps and options may not be liquid in all circumstances. As a result, in volatile markets a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures or swap contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to certain hedging transactions may reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable ordinary income or capital gains distributions to shareholders.

   No Fund will make any hedging investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits, with respect to all currently effective hedging investments, would exceed 5% of such series' net assets. Each Fund will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

   Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to invest temporarily up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities. Interest on each instrument is taxable for federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Short-Term Investments

   The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities or shares of money market funds ("short-term investments"). Short-term investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable short-term investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   The Funds may invest in the following federally tax-exempt short-term investments:

      Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers, which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

      Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

      Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

      Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

      Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied, but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

      Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

   Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

   While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and each Fund may invest in such other types of notes to the extent permitted under their investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

   Money Market Funds that pay interest income exempt from regular federal and, in some cases, state and local income taxes. The Funds will bear their proportionate share of the money market fund's fees and expenses.

      U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

       --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

       --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

       --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

   U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

   The Funds may also invest in the following taxable short-term investments:

   Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Funds will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

   Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

   Money Market Funds--These Funds pay interest income that is taxable on the federal and state levels. The Funds will bear their proportionate share of the money market fund's fees and expenses.

   Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

   Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of NAM present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral subsequently declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. NAM will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, NAM will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT OF THE TRUST

Directors and Officers

   The management of the Trust, including general supervision of the duties performed for the Trust under the Investment Management Agreement, is the responsibility of the Board of Trustees of the Trust. The number of trustees of the Trust is currently set at 9, one of whom is an "interested person" (as the term is defined in the 1940 Act and 8 of whom are not interested persons (after referred to as "independent trustee"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.


                                                                                     Number of
                                         Term of                                    Portfolios
                                       Office and                                     in Fund       Other
                         Position(s)    Length of                                     Complex   Directorships
    Name, Birthdate       Held with    Time Served       Principal Occupations      Overseen by    Held by
      and Address           Funds      with Trust        During Past Five Years       Trustee      Trustee
    ---------------      ----------- -----------         ----------------------     ----------- -------------

Trustee who is an interested person of the Trust:
-------------------------------------------------

Timothy R. Schwertfeger* Chairman    Term--          Chairman (since 1999) and          155     See
3/28/49                  of the      Indefinite/(1)/ Trustee (since 1996) of the                Principal
333 West Wacker Drive    Board       Length of       funds advised by Nuveen                    Occupation
Chicago, IL 60606        and         service--       Asset Management; Chairman                 description
                         Trustee     Since 1996      (since 1996) and Director of
                                                     Nuveen Investments, Inc.,
                                                     Nuveen Investments, LLC,
                                                     Nuveen Advisory
                                                     Corp., Nuveen Institutional
                                                     Advisory Corp.**; Director
                                                     (since 1996) of Institutional
                                                     Capital Corporation;
                                                     Chairman and Director (since
                                                     1997) of Nuveen Asset
                                                     Management; Chairman and
                                                     Director of Rittenhouse Asset
                                                     Management, Inc. (since
                                                     1999); Chairman of Nuveen
                                                     Investments Advisers, Inc.
                                                     (since 2002).

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

Robert P. Bremner        Trustee     Term--          Private Investor and               155     N/A
8/22/40                              Indefinite/(1)/ Management Consultant.
333 West Wacker Drive                Length of
Chicago, IL 60606                    service--
                                     Since 1996

Lawrence H. Brown        Trustee     Term--          Retired (since 1989) as Senior     155     See
7/29/34                              Indefinite/(1)/ Vice President of The                      Principal
333 West Wacker Drive                Length of       Northern Trust Company;                    Occupation
Chicago, IL 60606                    service--       Director (since 2002)                      description
                                     Since 1996      Community Advisory Board
                                                     for Highland Park and
                                                     Highwood, United Way of
                                                     the North Shore.

--------
  *Mr. Schwertfeger is an "interested person" of the Trust, as defined in the
   1940 Act, because he is an officer and director of Nuveen Asset Management. **Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005. /(1)/Trustees serve an indefinite term until his/her successor is elected.

                                                                                     Number of
                                      Term of                                       Portfolios
                                    Office and                                        in Fund       Other
                      Position(s)    Length of                                        Complex   Directorships
   Name, Birthdate     Held with    Time Served        Principal Occupations        Overseen by    Held by
     and Address         Funds      with Trust         During Past Five Years         Trustee      Trustee
   ---------------    ----------- -----------          ----------------------       ----------- -------------

Jack B. Evans         Trustee     Term--          President, The Hall-Perrine           155     See
10/22/48                          Indefinite/(1)/ Foundation, a private                         Principal
333 West Wacker Drive             Length of       philanthropic corporation                     Occupation
Chicago, IL 60606                 service--       (since 1996); Director and Vice               description
                                  Since 2003      Chairman, United Fire Group, a
                                                  publicly held company;
                                                  Adjunct Faculty Member,
                                                  University of Iowa; Director,
                                                  Gazettte Companies; Life
                                                  Trustee of Coe College;
                                                  Director, Iowa College
                                                  Foundation; formerly, Director,
                                                  Alliant Energy; formerly,
                                                  Director, Federal Reserve Bank
                                                  of Chicago; formerly, President
                                                  and Chief Operating Officer,
                                                  SCI Financial Group, Inc., a
                                                  regional financial services firm.

William C. Hunter***  Trustee     Term--          Dean and Distinguished                155     See
3/6/48                            Indefinite/(1)/ Professor of Finance, School of               Principal
333 West Wacker Drive             Length of       Business at the University of                 Occupation
Chicago, IL 60606                 service--       Connecticut (since 2002);                     description
                                  Since 2004      previously, Senior Vice
                                                  President and Director of
                                                  Research at the Federal Reserve
                                                  Bank of Chicago (1995-2003);
                                                  Director (since 1997), Credit
                                                  Research Center at Georgetown
                                                  University; Director (since
                                                  2004) of Xerox Corporation.

David J. Kundert***   Trustee     Term--          Retired (since 2004) as               153     See
10/28/42                          Indefinite/(1)/ Chairman, JPMorgan Fleming                    Principal
333 West Wacker Drive             Length of       Asset Management, President                   Occupation
Chicago, IL 60606                 service--       and CEO, Banc One                             description
                                  Since 2005      Investment Advisors
                                                  Corporation, and President,
                                                  One Group Mutual Funds; prior
                                                  thereto, Executive Vice
                                                  President, Bank One
                                                  Corporation and Chairman and
                                                  CEO, Banc One Investment
                                                  Management Group; Board of
                                                  Regents, Luther College;
                                                  currently a member of the
                                                  American and Wisconsin Bar
                                                  Associations.

--------
***Trustee Hunter was appointed to the Nuveen Funds' Board in 2004. Trustees
   Kundert and Sunshine were appointed to the Nuveen Funds' Board in 2005. /(1)/Trustees serve an indefinite term until his/her successor is elected.

                                                                                           Number of
                                      Term of                                             Portfolios
                                    Office and                                              in Fund       Other
                      Position(s)    Length of                                              Complex   Directorships
   Name, Birthdate     Held with    Time Served           Principal Occupations           Overseen by    Held by
     and Address         Funds      with Trust            During Past Five Years            Trustee      Trustee
   ---------------    ----------- -----------             ----------------------          ----------- -------------

William J. Schneider  Trustee     Term--          Chairman, formerly, Senior Partner          155     See
9/24/44                           Indefinite/(1)/ and Chief Operating Officer (retired,               Principal
333 West Wacker Drive             Length of       December 2004), Miller-Valentine                    Occupation
Chicago, IL 60606                 service--       Partners Ltd., a real estate investment             description
                                  Since 1996      company; formerly, Vice President,
                                                  Miller-Valentine Realty, a
                                                  construction company; Chair of the
                                                  Finance Committee and Member of
                                                  the Audit Committee, Premier Health
                                                  Partners, the not-for-profit company
                                                  of Miami Valley Hospital; President,
                                                  Dayton Philharmonic Orchestra
                                                  Association; Board Member,
                                                  Regional Leaders Forum, which
                                                  promotes cooperation on economic
                                                  development issues; Director and
                                                  Immediate Past Chair, Dayton
                                                  Development Coalition; formerly,
                                                  Member, Community Advisory
                                                  Board, National City Bank, Dayton,
                                                  Ohio and Business Advisory Council,
                                                  Cleveland Federal Reserve Bank.

Judith M. Stockdale   Trustee     Term--          Executive Director, Gaylord and             155     N/A
12/29/47                          Indefinite/(1)/ Dorothy Donnelley Foundation
333 West Wacker Drive             Length of       (since 1994); prior thereto, Executive
Chicago, IL 60606                 service--       Director, Great Lakes Protection
                                  Since 1996      Fund (from 1990 to 1994).

Eugene S. Sunshine*** Trustee     Term--          Senior Vice President for Business          155     See
1/22/50                           Indefinite/(1)/ and Finance, Northwestern University                Principal
333 West Wacker Drive             Length of       (since 1997); Director (since 2003),                Occupation
Chicago, IL 60606                 service--       Chicago Board of Options Exchange;                  description
                                  Since 2005      Director (since 2003), National
                                                  Mentor Holdings, a privately-held,
                                                  national provider of home and
                                                  community-based services; Chairman
                                                  (since 1997), Board of Directors,
                                                  Rubicon, a pure captive insurance
                                                  company owned by Northwestern
                                                  University; Director (since 1997),
                                                  Evanston Chamber of Commerce and
                                                  Evanston Inventure, a business
                                                  development organization.

--------
***Trustee Hunter was appointed to the Nuveen Funds' Board in 2004. Trustees
   Kundert and Sunshine were appointed to the Nuveen Funds' Board in 2005. /(1)/Trustees serve an indefinite term until his/her successor is elected.

                                                                                                     Number of
                                            Term of                                                 Portfolios
                                          Office and                                                  in Fund
                                           Length of                                                  Complex
  Name, Birthdate      Position(s) Held   Time Served            Principal Occupations              Overseen by
    and Address           with Funds      with Trust             During Past Five Years               Officer
  ---------------      ----------------   -----------            ----------------------             -----------

Officers of the Trust:
----------------------

Gifford R. Zimmerman Chief Administrative Term--Until Managing Director (since 2002), Assistant         155
9/9/56                 Officer            July 2006   Secretary and Associate General Counsel,
333 W. Wacker Drive                       Length of   formerly, Vice President and Assistant
Chicago, IL 60606                         Service--   General Counsel, of Nuveen Investments,
                                          Since 1996  LLC; Managing Director (2002-2004),
                                                      General Counsel (1998-2004) and Assistant
                                                      Secretary, formerly, Vice President of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.*; Managing
                                                      Director (since 2002) and Assistant Secretary
                                                      and Associate General Counsel, formerly,
                                                      Vice President (since 1997) of Nuveen Asset
                                                      Management; Managing Director (since
                                                      2004) and Assistant Secretary (since 1994) of
                                                      Nuveen Investments, Inc.; Assistant
                                                      Secretary of NWQ Investment Management
                                                      Company, LLC. (since 2002); Vice President
                                                      and Assistant Secretary of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Managing Director, Associate General
                                                      Counsel and Assistant Secretary of
                                                      Rittenhouse Asset Management, Inc. (since
                                                      2003); Chartered Financial Analyst.

Julia L. Antonatos   Vice President       Term--Until Managing Director (since 2005), formerly          155
9/22/63                                   July 2006   Vice President (since 2002); formerly,
333 W. Wacker Drive                       Length of   Assistant Vice President (since 2000) of
Chicago, IL 60606                         Service--   Nuveen Investments, LLC; Chartered
                                          Since 2004  Financial Analyst.

Michael T. Atkinson  Vice President       Term--Until Vice President (since 2002), formerly,            155
2/3/66                                    July 2006   Assistant Vice President (since 2000),
333 W. Wacker Drive                       Length of   previously, Associate of Nuveen
Chicago, IL 60606                         Service--   Investments, LLC.
                                          Since 2000

Peter H. D'Arrigo    Vice President and   Term--Until Vice President of Nuveen Investments, LLC         155
11/28/67               Treasurer          July 2006   (since 1999); Vice President and Treasurer
333 W. Wacker Drive                       Length of   (since 1999) of Nuveen Investments, Inc.;
Chicago, IL 60606                         Service--   Vice President and Treasurer (1999-2004) of
                                          Since 1999  Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.*; Vice President
                                                      and Treasurer of Nuveen Asset Management
                                                      (since 2002) and of Nuveen Investments
                                                      Advisers Inc. (since 2002); Assistant
                                                      Treasurer of NWQ Investment Management
                                                      Company, LLC. (since 2002); Vice President
                                                      and Treasurer of Rittenhouse Asset
                                                      Management, Inc. (since 2003); Chartered
                                                      Financial Analyst.

--------
  *Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

                                                                                              Number of
                                           Term of                                           Portfolios
                                         Office and                                            in Fund
                                          Length of                                            Complex
   Name, Birthdate     Position(s) Held  Time Served         Principal Occupations           Overseen by
     and Address          with Funds     with Trust          During Past Five Years            Officer
   ---------------     ----------------  -----------         ----------------------          -----------

Jessica R. Droeger    Vice President     Term--Until Vice President (since 2002), Assistant      155
9/24/64                 and Secretary    July 2006   Secretary and Assistant General Counsel
333 W. Wacker Drive                      Length of   (since 1998) formerly, Assistant Vice
Chicago, IL 60606                        Service--   President (since 1998) of Nuveen
                                         Since 1998  Investments, LLC; Vice President
                                                     (2002-2004) and Assistant Secretary
                                                     (1998-2004) formerly, Assistant Vice
                                                     President of Nuveen Advisory Corp. and
                                                     Nuveen Institutional Advisory Corp.*
                                                     and Vice President and Assistant
                                                     Secretary (since 2005) of Nuveen Asset
                                                     Management.

Lorna C. Ferguson     Vice President     Term--Until Managing Director (since 2004),             155
10/24/45                                 July 2006   formerly, Vice President of Nuveen
333 W. Wacker Drive                      Length of   Investments, LLC, Nuveen Advisory
Chicago, IL 60606                        Service--   Corp. and Nuveen Institutional Advisory
                                         Since 1998  Corp.*; Managing Director (since 2005)
                                                     of Nuveen Asset Management.

William M. Fitzgerald Vice President     Term--Until Managing Director (since 2002),             155
3/2/64                                   July 2006   formerly, Vice President of Nuveen
333 W. Wacker Drive                      Length of   Investments; Managing Director (since
Chicago, IL 60606                        Service--   1997), of Nuveen Advisory Corp. and
                                         Since 1997  Nuveen Institutional Advisory Corp.*;
                                                     Managing Director of Nuveen Asset
                                                     Management (since 2001); Vice
                                                     President of Nuveen Investments
                                                     Advisers Inc. (since 2002); Chartered
                                                     Financial Analyst.

Stephen D. Foy        Vice President and Term--Until Vice President (since 1993) and Funds       155
5/31/54                 Controller       July 2006   Controller (since 1998) of Nuveen
333 W. Wacker Drive                      Length of   Investments, LLC; formerly, Vice
Chicago, IL 60606                        Service--   President and Funds Controller
                                         Since 1997  (1998-2004) of Nuveen Investments,
                                                     Inc.; Certified Public Accountant.

James D. Grassi       Vice President and Term--Until Vice President and Deputy Director of       155
4/13/56                 Chief Compliance July 2006   Compliance (since 2004) of Nuveen
333 W. Wacker Drive     Officer          Length of   Investments, LLC, Nuveen Investments
Chicago, IL 60606                        Service--   Advisers Inc., Nuveen Asset
                                         Since 2004  Management, Nuveen Advisory Corp.,
                                                     Nuveen Institutional Advisory Corp.*
                                                     and Rittenhouse Asset Management,
                                                     Inc.; formerly, Senior Attorney
                                                     (1994-2004), The Northern Trust
                                                     Company.

David J. Lamb         Vice President     Term--Until Vice President (since 2000) of Nuveen       155
3/22/63                                  July 2006   Investments, LLC; Certified Public
333 W. Wacker Drive                      Length of   Accountant.
Chicago, IL 60606                        Service--
                                         Since 2000

--------
  *Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

                                                                                               Number of
                                            Term of                                           Portfolios
                                          Office and                                            in Fund
                                           Length of                                            Complex
  Name, Birthdate     Position(s) Held    Time Served         Principal Occupations           Overseen by
    and Address          with Funds       with Trust          During Past Five Years            Officer
  ---------------     ----------------    -----------         ----------------------          -----------

Tina M. Lazar       Vice President        Term--Until Vice President of Nuveen                    155
8/27/61                                   July 2006   Investments, LLC (since 1999).
333 W. Wacker Drive                       Length of
Chicago, IL 60606                         Service--
                                          Since 2000

Larry W. Martin     Vice President and    Term--Until Vice President, Assistant Secretary and     155
7/27/51               Assistant Secretary July 2006   Assistant General Counsel of Nuveen
333 W. Wacker Drive                       Length of   Investments, LLC; Vice President and
Chicago, IL 60606                         Service--   Assistant Secretary of Nuveen
                                          Since 1997  Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.*; Vice
                                                      President (since 2005) and Assistant
                                                      Secretary of Nuveen Investments,
                                                      Inc.; Vice President (since 2005) and
                                                      Assistant Secretary (since 1997) of
                                                      Nuveen Asset Management; Vice
                                                      President (since 2000), Assistant
                                                      Secretary and Assistant General
                                                      Counsel (since 1998) of Rittenhouse
                                                      Asset Management, Inc.; Vice
                                                      President and Assistant Secretary of
                                                      Nuveen Investments Advisers Inc.
                                                      (since 2002); Assistant Secretary of
                                                      NWQ Investment Management
                                                      Company, LLC (since 2002).

--------
  *Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

   The Board of Trustees has five standing committees: the Executive Committee, the Audit Committee, the Nominating and Governance Committee, the Dividend Committee and the Compliance, Risk Management and Regulatory Oversight Committee.


   Robert P. Bremner, Judith M. Stockdale and Timothy R. Schwertfeger, Chair, serve as members of the Executive Committee of the Board of Trustees of the Fund. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees. During the fiscal year ended May 31, 2005, the Executive Committee did not meet.



   The Audit Committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the Audit Committee are Jack B. Evans, Chair, Robert P. Bremner, Lawrence H. Brown, William J. Schneider and Eugene S. Sunshine. During the fiscal year ended May 31, 2005, the Audit Committee met five times.


   The Nominating and Governance Committee is responsible for Board selection and tenure, selection and review of committees, and Board education and operations. In addition, the Committee monitors performance of legal counsel and other service providers, periodically reviews and makes recommendations about any appropriate changes to trustee compensation, and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources (including shareholders) as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Manager of Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors. The members of the Nominating and Governance Committee are Robert P. Bremner, Chair, Lawrence H. Brown, Jack B. Evans, William C. Hunter, David J. Kundert, William . Schneider, Judith M. Stockdale and Eugene S. Sunshine. During the fiscal year ended May 31, 2005, the Nominating and Governance Committee met four times.



   The Dividend Committee is authorized to declare distributions on the Trust's shares including, but not limited to regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Timothy R. Schwertfeger, Chair, Lawrence H. Brown and Jack B. Evans. During the fiscal year ended May 31, 2005, the Dividend Committee met four times.



   The Compliance, Risk Management and Regulatory Oversight Committee is responsible for the oversight of compliance issues, risk management, and other regulatory matters affecting the Fund that are not otherwise the jurisdiction of the other board committees. As part of its duties regarding compliance matters, the Committee is responsible for the oversight of the Pricing Procedures of the Fund and the Valuation Group. The members of the Compliance, Risk Management and Regulatory Oversight Committee are Lawrence H. Brown, William C. Hunter, David J. Kundert, William J. Schneider, Chair, and Judith M. Stockdale. During the fiscal year ended May 31, 2005, the Compliance, Risk Management and Regulatory Oversight Committee met three times.


   The Trustees of the Trust are directors or trustees, as the case may be, of 42 Nuveen open-end funds and 113 Nuveen closed-end funds, except David J. Kundert is trustee of 42 Nuveen open-end funds and 111 closed-end funds managed by NAM.

   The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2004:


                                                Aggregate Dollar Range of
                                                Equity Securities in All
                                                  Registered Investment
                               Dollar Range of    Companies Overseen by
                              Equity Securities   Trustee in Family of
      Name of Trustee           in the Trust      Investment Companies
      ---------------         ----------------- -------------------------
      Robert P. Bremner......        $0                Over $100,000
      Lawrence H. Brown......        $0                Over $100,000
      Jack B. Evans..........        $0                Over $100,000
      William C. Hunter......        $0             $50,000-$100,000
      David J. Kundert*......        $0                           $0
      William J. Schneider...        $0                Over $100,000
      Judith M. Stockdale....        $0                Over $100,000
      Timothy R. Schwertfeger        $0                Over $100,000
      Eugene S. Sunshine*....        $0             $50,000-$100,000

--------
* Mr. Kundert and Mr. Sunshine did not serve on the Board as of December 31, 2004.

   No trustee who is not an interested person of the Trust owns beneficially or of record, any security of NAM, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with NAM or Nuveen.

   The Trust does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. The Trust has a deferred compensation plan (the "Plan") that permits any independent trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen Funds. At the time for commencing distributions from a trustee's deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund's obligations to make distributions under the Plan.

   The following table sets forth compensation paid by the Trust to each of the independent trustees and the total compensation paid to each independent trustee during the fiscal year ended May 31, 2005.



                                                Amount of      Total
                                                  Total     Compensation
                                 Aggregate    Compensation   from Trust
                                Compensation  that Has Been   and Fund
            Name of Trustee     From Trust/1/  Deferred/2/   Complex/3/
            ---------------     ------------  ------------- ------------
        William E. Bennett/4/..    $  209        $  189       $  7,333
        Robert P. Bremner......     3,396           476        116,250
        Lawrence H. Brown......     3,272            --        112,250
        Jack B. Evans..........     3,633           842        118,625
        William C. Hunter/5/...     3,029         2,734        101,750
        Anne E. Impellizzeri/6/     3,204         2,905        100,350
        William L. Kissick/6/..       986           262         86,000
        David J. Kundert/7/....       440           397         15,810
        Thomas E. Leafstrand/6/       815            --         26,000
        Peter R. Sawers/6/.....     3,117         2,827         97,750
        William J. Schneider...     3,223         2,901        113,000
        Judith M. Stockdale....     2,891           982        103,100
        Eugene S. Sunshine/8/..       457           410         17,310
        Sheila W. Wellington/6/       776           701         25,250


--------
/1/ The compensation paid to the independent trustees for the fiscal year ended May 31, 2005 for services to the Trust.

/2/ Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.

/3/ Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending May 31, 2005 for services to the open-end and closed-end funds advised by NAM.


/4/  Mr. Bennett resigned as Trustee on April 30, 2004.



/5/  Mr. Hunter became a Trustee on May 16, 2004.



/6/ Under the Fund's retirement policy for Independent Board Members, which provides that Independent Board Members will retire at the earlier of age 72 or after board service of 15 years, Board Members Leafstrand and Wellington retired on June 30, 2004. In addition, Board Members Impellizzeri, Kissick and Sawers, who had not reached the age or service period at which retirement would be called for under the retirement policy, also retired on June 30, 2004. At the time of their retirement, Board Members Impellizzeri, Kissick and Sawers each received a payment of $75,000 as partial compensation for the earnings they would have received if they had continued as Independent Board Members until the term specified in the current retirement policy.



/7/  Mr. Kundert became a Trustee on February 23, 2005.



/8/  Mr. Sunshine became a Trustee on February 23, 2005.


Compensation

   The trustee affiliated with Nuveen and NAM serves without any compensation from the Funds. Trustees who are not affiliated with Nuveen or NAM ("Independent Trustees") as of January 1, 2005 receive a $85,000 annual retainer for all Nuveen Funds, plus (a) a fee of $2,000 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board; (b) a fee of $1,000 per day for attendance in person where such in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled, board meeting; (c) a fee of $1,000 per day for attendance in person at an Audit Committee or Compliance, Risk Management and Regulatory Oversight Committee meeting where in-person attendance is required, $500 per day for Compliance, Risk Management and Regulatory Oversight Committee attendance by telephone or in person where in-person attendance is not required and $750 per day for Audit Committee attendance by telephone or in person where in-person attendance is not required; (d) a fee of $500 per day for attendance in person or by telephone for a meeting of the Dividend Committee; and (e) a fee of $500 per day for attendance in person at all other committee meetings (including ad hoc committee meetings and shareholder meetings) on a day on which no regularly scheduled Board meeting is held in which in-person attendance is required and $250 per day for attendance by telephone or in person at such meetings where in-person attendance is not required, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the Chairpersons of the Audit, Compliance, Risk Management and Regulatory Oversight, and Nominating and Governance Committees shall receive $5,000 to be paid as an addition to the annual retainer paid to such individuals. When ad hoc committees are organized, the Board may provide for additional compensation to be paid to the members of such committees. The annual retainer, fees and expenses are allocated among the funds managed by NAM, on the basis of relative net asset sizes although fund management may, in its discretion, establish a minimum amount to be allocated to each fund. As noted above, Board Members Impellizzeri, Kissick and Sawers retired on June 30, 2004. These three Board Members each received a payment at the time of their retirement as partial compensation for the earnings they would have received if they had continued as Independent Board Members until the time specified in the current retirement policy. The Board Member affiliated with Nuveen and the Adviser serves without any compensation from the Funds.

   Nuveen Investments, Inc. ("JNC") maintains its charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program.

   The independent trustees of the funds managed by NAM are eligible to participate in the charitable contributions program of JNC. Under the matching program, JNC will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of JNC.


   As of September 7, 2005, the officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of each of the Funds.



   The following table sets forth the percentage ownership of each person, who, as of September 7, 2005, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.





                                                                       Percentage
Name of Fund and Class            Name and Address of Owner           of Ownership
----------------------            -------------------------           ------------

Nuveen Kansas Municipal Bond Fund
  Class A Shares................. Citigroup Global Markets Inc. House     7.41%
                                  Attn: Peter Booth 7th Floor
                                  333 West 34th Street
                                  New York, NY 10001-2402

                                  MLPF&S for the Sole Benefit of its     11.07
                                  Customers
                                  Attn: Fund Admin. Sec. 979D0
                                  4800 Deer Lake Drive E.
                                  3rd Floor
                                  Jacksonville, FL 32246-6484

                                                                        Percentage
Name of Fund and Class              Name and Address of Owner          of Ownership
----------------------              -------------------------          ------------

Nuveen Kansas Municipal Bond Fund
  Class B Shares................... MLPF&S for the Sole Benefit of its     5.92%
                                    Customers
                                    Attn: Fund Admin. Sec. 97NC3
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

Nuveen Kansas Municipal Bond Fund
  Class C Shares................... MLPF&S for the Sole Benefit of its    13.11
                                    Customers
                                    Attn: Fund Admin. Sec. 97NE0
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

Nuveen Kansas Municipal Bond Fund
  Class R Shares................... Rosemary Davenport                    12.09
                                    60 N. West Parkway
                                    Wichita, KS 67206-2446

                                    Raymond James & Assoc., Inc.          10.08
                                    FBO Lisa T. Peterson
                                    880 Carillon Parkway
                                    St Petersburg, FL 33716-1100

                                    Trukan & Co                           48.69
                                    Po Box 3699
                                    Wichita, KS 67201-3699

                                    Dennis C. Burgess                      5.94
                                    & Judy A. Burgess
                                    P.O. Box 505
                                    Dighton, KS 67839-0505

Nuveen Kentucky Municipal Bond Fund
  Class A Shares................... MLPF&S for the Sole Benefit of its     6.54
                                    Customers
                                    Attn: Fund Admin. Sec. 971X8
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

Nuveen Kentucky Municipal Bond Fund
  Class B Shares................... MLPF&S for the Sole Benefit of its    13.64
                                    Customers
                                    Attn: Fund Admin. Sec. 97NC4
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

                                                                         Percentage
Name of Fund and Class              Name and Address of Owner           of Ownership
----------------------              -------------------------           ------------

Nuveen Kentucky Municipal Bond Fund
  Class C Shares................... Citigroup Global Markets Inc. House     9.81%
                                    Attn: Peter Booth 7th Floor
                                    333 West 34th Street
                                    New York, NY 10001-2402

                                    MLPF&S for the Sole Benefit of its     24.26
                                    Customers
                                    Attn: Fund Admin. Sec. 97CM9
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

Nuveen Kentucky Municipal Bond Fund
  Class R Shares................... Hugh M. Cohen                          20.04
                                    4003 Adelaide Court
                                    Louisville, KY 40241-4106

                                    Edward D. Jones & Co F/A/O              5.46
                                    Joseph E. Knight
                                    P.O. Box 2500
                                    Maryland Heights, MO 63043-8500

                                    Fifth Third Bank TTEE                  11.00
                                    Joseph & Doris
                                    P.O. Box 3385
                                    Cincinnati, OH 45263-0001

                                    Barbara Feldmann Trust TTEE            10.57
                                    Barbara Feldmann
                                    3458 Sunbrite Drive
                                    Covington, KY 41015-2356

                                    Bank of Benton                         33.64
                                    Attn: Linda Blanchard
                                    1012 Main Street
                                    Benton, KY 42025-1412

Nuveen Michigan Municipal Bond Fund
  Class A Shares................... Citigroup Global Markets Inc. House    11.00
                                    Attn: Peter Booth 7th Floor
                                    333 West 34th Street
                                    New York, NY 10001-2402

                                    MLPF&S for the Sole Benefit of its     31.97
                                    Customers
                                    Attn: Fund Admin. Sec. 97E75
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

                                                                         Percentage
Name of Fund and Class              Name and Address of Owner           of Ownership
----------------------              -------------------------           ------------

Nuveen Michigan Municipal Bond Fund
  Class B Shares................... Citigroup Global Markets Inc. House    11.76%
                                    Attn: Peter Booth 7th Floor
                                    333 West 34th Street
                                    New York, NY 10001-2402

                                    MLPF&S for the Sole Benefit of its     37.95
                                    Customers
                                    Attn: Fund Admin. Sec. 97ND4
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

Nuveen Michigan Municipal Bond Fund
  Class C Shares................... Citigroup Global Markets Inc. House     8.04
                                    Attn: Peter Booth 7th Floor
                                    333 West 34th Street
                                    New York, NY 10001-2402

                                    MLPF&S for the Sole Benefit of its     47.15
                                    Customers
                                    Attn: Fund Admin. Sec. 97GW2
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

Nuveen Missouri Municipal Bond Fund
  Class A Shares................... Makua LP                                5.21
                                    c/o Bradford K. Werner
                                    Pentahui LLC
                                    101 S. Hadley Road, Suite 1260
                                    Saint Louis, MO 63105-3406

                                    MLPF&S for the Sole Benefit of its     10.89
                                    Customers
                                    Attn: Fund Admin. Sec. 973G2
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

Nuveen Missouri Municipal Bond Fund
  Class B Shares................... MLPF&S for the Sole Benefit of its     14.15
                                    Customers
                                    Attn: Fund Admin. Sec. 97NC6
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

Nuveen Missouri Municipal Bond Fund
  Class C Shares................... MLPF&S for the Sole Benefit of its     44.69
                                    Customers
                                    Attn: Fund Admin. Sec. 97DD3
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

                                                                          Percentage
Name of Fund and Class               Name and Address of Owner           of Ownership
----------------------               -------------------------           ------------

Nuveen Missouri Municipal Bond Fund
  Class R Shares.................... Frank J. Mack III TTEE                  8.24%
                                     Laverne M. Mack Trust
                                     826 Mission Way
                                     Sacramento, CA 95819-3418

                                     Terry M. Moser TTEE                    14.42
                                     Terry M. Moser Rev. Trust
                                     5414 Village Courtway Lane
                                     St. Louis, MO 63128-3847

                                     LPL Financial Services                 12.27
                                     9785 Towne Centre Drive
                                     San Diego, CA 92121-1968

                                     Susan Williams TTEE                    31.16
                                     Neil M. Bischoff & Martha
                                     L. Bischoff Residual Trust
                                     2830 Hilly Haven Court
                                     St. Louis, MO 63129-5708

                                     Pershing LLC                           17.01
                                     P.O. Box 2052
                                     Jersey City, NJ 07303-2052

Nuveen Ohio Municipal Bond Fund
  Class A Shares.................... Citigroup Global Markets Inc. House     5.53
                                     Attn: Peter Booth 7th Floor
                                     333 West 34th Street
                                     New York, NY 10001-2402

                                     MLPF&S for the Sole Benefit of its     24.12
                                     Customers
                                     Attn: Fund Admin. Sec. 97E84
                                     4800 Deer Lake Drive E.
                                     3rd Floor
                                     Jacksonville, FL 32246-6484

Nuveen Ohio Municipal Bond Fund
  Class B Shares.................... MLPF&S for the Sole Benefit of its     37.32
                                     Customers
                                     Attn: Fund Admin. Sec. 97ND5
                                     4800 Deer Lake Drive E.
                                     3rd Floor
                                     Jacksonville, FL 32246-6484

Nuveen Ohio Municipal Bond Fund
  Class C Shares.................... MLPF&S for the Sole Benefit of its     41.95
                                     Customers
                                     Attn: Fund Admin. Sec. 97GY8
                                     4800 Deer Lake Drive E.
                                     3rd Floor
                                     Jacksonville, FL 32246-6484

Nuveen Wisconsin Municipal Bond Fund
  Class A Shares.................... Citigroup Global Markets Inc. House    10.33
                                     Attn: Peter Booth 7th Floor
                                     333 West 34th Street
                                     New York, NY 10001-2402

                                                                          Percentage
Name of Fund and Class               Name and Address of Owner           of Ownership
----------------------               -------------------------           ------------

Nuveen Wisconsin Municipal Bond Fund
  Class B Shares.................... MLPF&S for the Sole Benefit of its      8.30%
                                     Customers
                                     Attn: Fund Admin. Sec. 97ND1
                                     4800 Deer Lake Drive E.
                                     3rd Floor
                                     Jacksonville, FL 32246-6484

                                     First Clearing, LLC                     6.22
                                     Jeffrey Blakemore
                                     2726 E. Kenwood Blvd.
                                     Milwaukee, WI 53211-3451

                                     Lorraine M. Miller Trustee              5.77
                                     Lorraine M. Miller Rev. Liv. Trust
                                     644 S. Main Street
                                     Seymour, WI 54165-1547

                                     UBS Financial Services Inc. FBO        13.43
                                     Mr. William J. Hurkman and
                                     Mrs. Marian T. Hurkman
                                     2304 S. Arch Street
                                     Janesville, WI 53546-6126

                                     Donald A. Peterson                      7.94
                                     Mabel E. Peterson
                                     W. 897 County Road
                                     De Pere, WI 54115

Nuveen Wisconsin Municipal Bond Fund
  Class C Shares.................... Citigroup Global Markets Inc. House     6.04
                                     Attn: Peter Booth 7th Floor
                                     333 West 34th Street
                                     New York, NY 10001-2402

                                     MLPF&S for the Sole Benefit of its      9.79
                                     Customers
                                     Attn: Fund Admin. Sec. 97NE3
                                     4800 Deer Lake Drive E.
                                     3rd Floor
                                     Jacksonville, FL 32246-6484

Nuveen Wisconsin Municipal Bond Fund
  Class R Shares.................... SEI Private Trust Co.                  57.66
                                     1 Freedom Valley Drive
                                     Oaks, PA 19456

                                     Edward D. Jones and Co. F/A/O          42.33
                                     Elizabeth H. Sohn, TTEE
                                     P.O. Box 2500
                                     Maryland Heights,
                                     MO 63043-8500

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

Generally

   NAM acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. NAM also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

   NAM is an affiliate of Nuveen, 333 West Wacker Drive, Chicago, Illinois 60606, which is also the principal underwriter of the Funds' shares. Nuveen is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Exchange-Traded Funds. Nuveen and NAM are subsidiaries of JNC, which is a publicly-traded company and was, until April 2005, a majority-owned subsidiary of The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.


   Pursuant to an investment management agreement between NAM and the Trust, prior to August 1, 2004, each of the Funds agreed to pay an annual management fee at the rates set forth below:



               AVERAGE DAILY NET ASSETS       Management Fee Rate
               ------------------------       -------------------
               For the first $125 million....       .5500%
               For the next $125 million.....       .5375%
               For the next $250 million.....       .5250%
               For the next $500 million.....       .5125%
               For the next $1 billion.......       .5000%
               For the next $3 billion.......       .4750%
               For net assets over $5 billion       .4500%



   A complex-wide fee schedule for all Funds managed by NAM and its affiliates, including the Funds, went into effect on August 1, 2004. This complex-wide fee schedule initially marginally decreased the rate at which management fees were paid by the Funds. As assets in the Nuveen Fund Complex grow, the management fee rates paid by the Funds will decrease further. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would be paid by the Funds if the complex-wide fee schedule were not implemented.


   NAM has contractually agreed to waive all or a portion of its management fee or reimburse certain expenses in order to prevent total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding 0.75% of the Intermediate Duration Fund's average daily net assets, and 0.975% of the Insured Fund's average daily net assets.


   Each Fund's management fee is divided into two components--a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. The pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the Funds' effective management fees were reduced by approximately ..0010% as of June 30, 2005.



   Each Fund's management fee equals the sum of a fund-level fee and a complex-level fee.

   Each of the Funds has agreed to pay an annual fund-level management fee payable monthly, based upon the average daily net assets of each Fund as follows:


               Average Daily Net Assets       Fund-Level Fee Rate
               ------------------------       -------------------
               For the first $125 million....        .3500%
               For the next $125 million.....        .3375%
               For the next $250 million.....        .3250%
               For the next $500 million.....        .3125%
               For the next $1 billion.......        .3000%
               For the next $3 billion.......        .2750%
               For net assets over $5 billion        .2500%


   The annual complex-level management fee for the Funds, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:


         Complex-Level Assets/1/                Complex-Level Fee Rate
         -----------------------                ----------------------
         For the first $55 billion.............         .2000%
         For the next $1 billion...............         .1800%
         For the next $1 billion...............         .1600%
         For the next $3 billion...............         .1425%
         For the next $3 billion...............         .1325%
         For the next $3 billion...............         .1250%
         For the next $5 billion...............         .1200%
         For the next $5 billion...............         .1175%
         For the next $15 billion..............         .1150%
         For Managed Assets over $91 billion/2/         .1400%

--------

/1/ The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund, including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.



/2/ With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined. In addition to the management fee, each Fund also pays a portion of Nuveen Multistate Trust IV's general administrative expenses allocated in proportion to the net assets of each Fund. All fees and expenses are accrued daily and deducted before payment of dividends to investors.



   NAM has contractually agreed to waive all or a portion of its management fee or reimburse certain expenses of Nuveen Ohio Municipal Bond Fund in order to prevent total operating expenses (including NAM's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, any asset-based distribution or service fees and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of average daily net asset value of any class of shares of the Fund.

   For the last three fiscal years, the Funds paid net management fees as follows:


                                      Management Fees Net of Expense  Fee Waivers and Expense
                                        Reimbursement Paid to NAM     Reimbursements from NAM
                                            for the Year Ended          for the Year Ended
                                     -------------------------------- -----------------------
                                      5/31/03    5/31/04    5/31/05   5/31/03 5/31/04 5/31/05
                                     ---------- ---------- ---------- ------- ------- -------
Nuveen Kansas Municipal Bond Fund... $  732,722 $  754,591 $  703,756   --      --      --
Nuveen Kentucky Municipal Bond Fund.  2,567,685  2,642,597  2,573,891   --      --      --
Nuveen Michigan Municipal Bond Fund.  1,524,075  1,449,762  1,357,696   --      --      --
Nuveen Missouri Municipal Bond Fund.  1,382,282  1,435,603  1,399,467   --      --      --
Nuveen Ohio Municipal Bond Fund.....  3,195,793  3,119,661  2,960,238   --      --      --
Nuveen Wisconsin Municipal Bond Fund    276,973    273,705    256,035   --      --      --


   In addition to the management fee of NAM, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.


   The Funds, the other Nuveen Funds, NAM, and other related entities have adopted a code of ethics, which essentially prohibits all Nuveen Fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments that compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.


The Portfolio Managers

   Unless otherwise indicated, the information below is provided as of the date of this SAI.

   The following individuals have primary responsibility for the day-to-day implementation of the Funds' investment strategies:


                Name               Fund
                Scott R. Romans    Kansas Municipal Bond Fund
                                   Missouri Municipal Bond Fund
                                   Wisconsin Municipal Bond Fund

                Cathryn P. Steeves Kentucky Municipal Bond Fund
                                   Michigan Municipal Bond Fund
                                   Ohio Municipal Bond Fund


   Other Accounts Managed. In addition to managing the Funds, the portfolio managers are also primarily responsible for the day-to-day portfolio management of the following accounts:


                                                      Number of
  Portfolio Manager      Type of Account Managed      Accounts    Assets/*/
  -----------------  -------------------------------- --------- --------------
  Scott R. Romans... Registered Investment Companies     26     $5,933,885,360
                     Other Pooled Investment Vehicles     0                  0
                     Other Accounts                       2             63,750

  Cathryn P. Steeves Registered Investment Companies     23      3,989,188,109
                     Other Pooled Investment Vehicles     0                  0
                     Other Accounts                       0                  0


*  Assets are as of May 31, 2005




   Compensation. Each portfolio manager's compensation consists of three basic elements--base salary, cash bonus and long-term incentive compensation. The compensation strategy is to annually compare overall compensation, including these three elements, to the market in order to create a compensation structure that is competitive and consistent with similar financial services companies. As discussed below, several factors are considered in determining each portfolio manager's total compensation. In any year these factors may include, among others, the effectiveness of the investment strategies recommended by the portfolio manager's investment team, the investment performance of the accounts managed by the portfolio manager, and the overall performance of JNC (the parent company of the Adviser). Although investment performance is a factor in determining the portfolio manager's compensation, it is not necessarily a decisive factor. The portfolio manager's performance is evaluated in part by comparing manager's performance against a specified investment benchmark. This fund-specific benchmark is a customized subset (limited to bonds in each Fund's specific state and with certain maturity parameters) of the S&P/Investortools Municipal Bond index, an index comprised of bonds held by managed municipal bond fund customers of Standard & Poor's Securities Pricing, Inc. that are priced daily and whose fund holdings aggregate at least $2 million. As of May 31, 2005, the S&P/Investortools Municipal Bond index was comprised of 44,603 securities with an aggregate current market value of $832 billion.

   Base salary. Each portfolio manager is paid a base salary that is set at a level determined by the Adviser in accordance with its overall compensation strategy discussed above. The Adviser is not under any current contractual obligation to increase a portfolio manager's base salary.

   Cash bonus. Each portfolio manager is also eligible to receive an annual cash bonus. The level of this bonus is based upon evaluations and determinations made by each portfolio manager's supervisors, along with reviews submitted by his peers. These reviews and evaluations often take into account a number of factors, including the effectiveness of the investment strategies recommended to the Adviser's investment team, the performance of the accounts for which he serves as portfolio manager relative to any benchmarks established for those accounts, his effectiveness in communicating investment performance to stockholders and their representatives, and his contribution to the Adviser's investment process and to the execution of investment strategies. The cash bonus component is also impacted by the overall performance of JNC, Inc. in achieving its business objectives.

   Long-term incentive compensation. Each portfolio manager is eligible to receive bonus compensation in the form of equity-based awards issued in securities issued by JNC. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards but also factors in his long-term potential with the firm.

   Material Conflicts of Interest. Each portfolio manager's simultaneous management of the Funds and the other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of a Fund and the other account. The Adviser, however, believes that such potential conflicts are mitigated by the fact that the Adviser has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. In addition, the Adviser has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.




   Beneficial Ownership of Securities. As of May 31, 2005, each portfolio manager beneficially owned the following dollar range of equity securities issued by the Funds and other Nuveen Funds managed by NAM's municipal investment team:



                                                                            Dollar range of
                                                                           equity securities
                                                                           beneficially owned
                                                                            in the remainder
                                                         Dollar range of    of Nuveen funds
                                                        equity securities   managed by NAM's
                                                        beneficially owned     municipal
Name of Portfolio Manager Fund                               in Fund        investment team
------------------------- ----                          ------------------ ------------------
   Scott R. Romans....... Kansas Municipal Bond Fund            $0          $10,001-$50,000
                          Missouri Municipal Bond Fund           0
                          Wisconsin Municipal Bond Fund          0

   Cathryn P. Steeves.... Kentucky Municipal Bond Fund           0          $10,001-$50,000
                          Michigan Municipal Bond Fund           0
                          Ohio Municipal Bond Fund               0

   No portfolio manager beneficially owns any stock issued by the Funds, because all of the Funds are state-specific and provide exemption from both regular federal, state and/or income tax for residents of the state in question, while the portfolio managers, each of whom lives in Illinois, would not benefit from that double or triple tax exemption and would be better off investing in a nationally diversified fund.


Proxy Voting Policies

   The Funds invest their assets primarily in municipal bonds and cash management securities. On rare occasions a Fund may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Fund already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, NAM may pursue the Fund's interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. NAM does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the Investment Advisers Act of 1940, but nevertheless provides reports to the Fund's Board of Trustees on its control activities on a quarterly basis.

   In the rare event that a municipal issuer were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, NAM would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Trustees or its representative. A member of NAM's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the Securities and Exchange Commission ("SEC") on Form N-PX, and the results provided to the Fund's Board of Trustees and made available to shareholders as required by applicable rules.

PORTFOLIO TRANSACTIONS

   NAM is responsible for decisions to buy and sell securities for the Funds, the negotiation of the prices to be paid or received for principal trades, and the allocation of transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter in a new issue offering or in the over-the-counter secondary market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the 1940 Act.


   The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Brokerage will not be allocated based on the sale of a Fund's shares. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it may be NAM's practice to select dealers that, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to NAM. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to NAM's own research efforts, the receipt of research information is not expected to reduce significantly NAM's expenses. For certain secondary market transactions where the execution capability of two brokers is judged to be of substantially similar quality, NAM may randomly select one of them. While NAM will be primarily responsible for the placement of the portfolio transactions of the Funds, the policies and practices of NAM in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.


   NAM may manage other investment companies and investment accounts for other clients that may have investment objectives similar to the Funds. Subject to applicable laws and regulations, NAM seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In making such allocations the main factors to be considered will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment or need to raise cash, and the size of investment commitments generally held. While this procedure could have a detrimental effect on the price or amount of the securities (or in the case of dispositions, the demand for securities) available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from NAM's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

NET ASSET VALUE

   As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by State Street Bank & Trust Company, the Funds' custodian, as of the close of trading (normally 4:00 p.m. New York Time) on each day on which the New York Stock Exchange (the "NYSE") is normally open for trading. The NYSE is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing (a) the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by (b) the number of shares of the class outstanding.

   In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by an independent pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute the vast majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods that include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

   Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities.

TAX MATTERS

Federal Income Tax Matters

   The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisor for more detailed information concerning the federal, state and local taxation of the Funds.

   Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. If for a tax year a Fund retains any investment company gain it will pay tax on the gain at regular corporate rates. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies), the securities (other than the securities of other regulated investment companies) of two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses, or the securities of one of more qualified publicly traded partnerships.


   In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest, any investment company taxable income, and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify its shareholders who will be required to include in income for federal income tax purposes their share of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In such case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect of such shares.

   Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

   Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on non-appropriation lease obligations will be excludable from gross income for federal income tax purposes.

   Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.

   If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

   If a Fund engages in hedging transactions involving financial futures, swaps and options thereon, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

   Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deductions for corporations or for the lower tax rates on qualified dividend income.

   Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund's taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed may effectively be a return of capital.

   Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

   The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than one year will generally be taxed at rates applicable to long- term capital gains, while gain on the sale of shares held for not more than one year and other ordinary income will generally be taxed at ordinary income rates.

   All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

   In order to avoid a 4% federal excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in material compliance with these requirements and consequently it is anticipated that they generally will not be required to pay any material amount of the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.

   If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations). Distributions to its corporate shareholders should qualify for the dividends received deduction, and distributions to its individual shareholders should be taxable as qualified dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits and to the extent certain holding period requirements and other requirements are satisfied. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

   Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisors before investing in a Fund.

   Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations that meet the definition of private activity bonds under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.

   In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

   Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.

   The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable deductions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

   The Funds are required in certain circumstances to withhold the applicable rate (currently 28%) of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, and who have not certified that they are U.S. citizens or U.S. resident aliens, or (2) who are otherwise subject to backup withholding under the Code.

State Tax Matters

   The discussion of state and local tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state and local income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include distributions of ordinary income that is not attributable to exempt-interest, as well as capital gain distributions in their income for state and local tax purposes. The tax discussion summarizes general state and local tax laws, which are currently in effect and are subject to change by legislative, judicial or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax advisor for more detailed information about state and local taxes to which they may be subject.

Kansas

   The following is a general, abbreviated summary of certain provisions of the applicable Kansas tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Kansas Fund. The foregoing summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Kansas Fund transactions.

   The following is based on the assumptions that the Kansas Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Kansas Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Kansas Fund's shareholders.

   The Kansas Fund will be subject to the Kansas corporate franchise tax and the Kansas corporate income tax only if it has a sufficient nexus with Kansas. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

   Distributions by the Kansas Fund that are attributable to interest on any obligation of Kansas and its political subdivisions issued after December 31, 1987, and interest on certain such obligations issued before January 1, 1988, or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Kansas personal income tax or the Kansas corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Kansas personal and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Kansas Fund will be subject to the Kansas personal and corporate income taxes.

   Shares of the Kansas Fund may be subject to the Kansas estate tax if owned by a Kansas decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Kansas and local tax matters.

Kentucky

   The following is a general, abbreviated summary of certain provisions of the applicable Kentucky tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Kentucky Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Kentucky Fund transactions.

   The following is based on the assumptions that the Kentucky Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause the Kentucky Fund's distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Kentucky Fund's shareholders.


   The Kentucky Fund will be subject to the Kentucky corporate income tax, the Kentucky intangible property tax, and the Kentucky corporation license tax only if it has a sufficient nexus with Kentucky. If it is subject to such taxes, it does not expect to pay a material amount of any such tax. Effective January 1, 2006, the Kentucky tax on certain classes of intangible personal properties has been repealed.


   Distributions from the Kentucky Fund that are attributable to interest on any obligation of Kentucky and its political subdivisions ("Kentucky Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Kentucky personal income tax or the Kentucky corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Kentucky personal and corporate income tax.

   Resident shareholders will not be subject to the Kentucky intangible property tax on their Kentucky Fund shares.

   Gain on the sale, exchange, or other disposition of shares of the Kentucky Fund will be subject to the Kentucky personal and corporate income taxes.

   Shares of the Kentucky Fund may be subject to the Kentucky inheritance tax and the Kentucky estate tax if owned by a Kentucky decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Kentucky and local tax matters.

Michigan

   The following is a general, abbreviated summary of certain provisions of the applicable Michigan state tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Michigan Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Michigan Fund transactions.

   The following is based on the assumptions that the Michigan Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Michigan Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Michigan Fund's shareholders.

   The Michigan Fund will be subject to the Michigan single business tax only if it has a sufficient nexus with Michigan. If it is subject to the single business tax, it does not expect to pay a material amount of such tax.

   Distributions by the Michigan Fund attributable to interest on any obligation of Michigan and its political subdivisions ("Michigan Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Michigan personal income tax. In addition, under current administrative practice of the Michigan Department of Revenue, dividends attributable to gains realized from the sale or exchange of Federal Obligations will not be subject to the Michigan personal income tax. All other distributions, including distributions attributable to capital gains (other than capital gains realized from the sale of Federal Obligations), will be subject to the Michigan income tax.

   Residents of Michigan cities imposing local income taxes will not be subject to such taxes on the Michigan Fund's distributions of income attributable either (1) to interest earned on Federal Obligations or of state or local governments or (2) to gains on the sale of Federal Obligations.

   Gain on the sale, exchange, or other disposition of shares of the Michigan Fund will be subject to the Michigan personal income tax.

   Taxpayers who are senior citizens may, subject to certain limitations, be able to deduct otherwise taxable interest, dividends, or capital gains from their Michigan taxable income.

   Shares of the Michigan Fund may be subject to the Michigan inheritance and estate taxes if owned by a Michigan decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Michigan and local tax matters, particularly with regard to the Michigan single business tax.

Missouri

   The following is a general, abbreviated summary of certain provisions of the applicable Missouri tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Missouri Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Missouri Fund transactions.

   The following is based on the assumptions that the Missouri Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause

Missouri Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Missouri Fund's shareholders.

   The Missouri Fund will be subject to the Missouri corporate franchise tax and the Missouri corporate income tax only if it has a sufficient nexus with Missouri. If it is subject to such taxes, it does not expect to pay a material amount with respect to either tax.

   Distributions by the Missouri Fund that are attributable to interest on obligations of Missouri and its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Missouri personal income tax or the Missouri corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Missouri personal and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Missouri Fund will be subject to the Missouri personal income tax and the Missouri corporate income tax.

   Shares of the Missouri Fund may be subject to the Missouri estate tax if owned by a Missouri decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Missouri and local tax matters.

Ohio

   The following is a general, abbreviated summary of certain provisions of the applicable Ohio tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Ohio Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Ohio Fund transactions.

   The following is based on the assumptions that the Ohio Fund will qualify under Subchapter M of the Code as a regulated investment company and under Ohio law as a qualified investment trust, that it will file any report that may be required of it under the Ohio Revised Code, that it will satisfy the conditions which will cause Ohio Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Ohio Fund's shareholders.


   The Ohio Fund is not subject to the Ohio income and franchise taxes but may be subject to the newly enacted Ohio commercial activity tax. If it is subject to such tax, it does not expect to pay a material amount of such tax.



   Distributions by the Ohio Fund attributable to interest on or gain from the sale of any interest-bearing obligation of Ohio and its political subdivisions ("Ohio Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Ohio personal income tax, Ohio school district income taxes, Ohio municipal income taxes, or the Ohio commercial activity tax. All other distributions, including distributions attributable to capital gains (other than capital gains on Ohio Obligations), will be subject to the Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes (but not the Ohio commercial activity tax).


   In computing their Ohio corporation franchise tax on the net income basis, shareholders will not be subject to tax on the portion of distributions by the Ohio Fund that is attributable to interest on or gain from the sale of Ohio Obligations, interest on similar obligations of other states or their political subdivisions, or interest on Federal Obligations. In computing their corporate franchise tax on the net worth basis, shareholders must include in their tax base their shares of the Ohio Fund.

   Gain on the sale, exchange or other disposition of shares of the Ohio Fund will be subject to the Ohio personal income tax, Ohio school district income taxes, Ohio municipal income taxes and the Ohio corporation franchise tax.

   Shares of the Ohio Fund may be subject to the Ohio estate tax if owned by an Ohio decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Ohio and local tax matters.

Wisconsin

   The following is a general, abbreviated summary of certain provisions of the applicable Wisconsin tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Wisconsin Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Wisconsin Fund transactions.

   The following is based on the assumptions that the Wisconsin Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Wisconsin Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Wisconsin Fund's shareholders.

   The Wisconsin Fund will be subject to the Wisconsin corporate franchise tax or the corporate income tax only if it has a sufficient nexus with Wisconsin. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

   Distributions by the Wisconsin Fund that are attributable to interest earned on certain obligations of Wisconsin and its political subdivisions that are specifically exempt from the Wisconsin personal income tax under Wisconsin law ("Wisconsin Obligations") or to interest or dividends earned on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Wisconsin personal income tax and corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Wisconsin personal income tax and corporate income tax. A certain portion of such capital gains distributions, however, may be exempt from Wisconsin personal income tax.

   All Wisconsin Fund distributions to corporate shareholders, regardless of source, will be subject to the Wisconsin corporate franchise tax.

   Gain on the sale, exchange, or other disposition of shares of the Wisconsin Fund will be subject to the Wisconsin personal income and corporate franchise taxes. In the case of individuals, however, a certain portion of such gain may be exempt from Wisconsin personal income tax.

   Shares of the Wisconsin Fund may be subject to the Wisconsin estate tax if owned by a Wisconsin decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for detailed information concerning Wisconsin state and local tax matters.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

   As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

   Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automatically convert into Class A Shares as described below.

   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees for those classes that pay such fees.


   The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan, and $250 for accounts opened through fee-based programs). You may not purchase Class B Shares if you are a single purchaser placing a purchase order of $100,000 or more of Fund shares. Effective October 10, 2005, Class B shares purchase orders equaling or exceeding $100,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser's shares of any class of any Nuveen Mutual Fund, cause the purchaser's cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limits should be placed only for Class A or Class C shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the Authorized Dealer, and the Fund receives written confirmation of such approval.



   You may not purchase Class C Shares if you are a single purchaser placing a purchase order of $250,000 or more of Fund shares. Effective October 10, 2005, Class C share purchase orders equaling or exceeding $1,000,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser's shares of any class of any Nuveen Mutual Fund, cause the purchaser's cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limits should be placed only for Class A Shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the Authorized Dealer, and the Fund receives written confirmation of such approval.


   Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of ..20%. See "Distribution and Service Plan." Set forth below is an example of the method of computing the offering price of the Class A Shares of a Fund. The example assumes a purchase on May 31, 2005 of Class A Shares from the Nuveen Kansas Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A Shares.


Net Asset Value per share................................................. $10.66
Per Share Sales Charge--4.20% of public offering price (4.41% of net asset
  value per share)........................................................    .47
                                                                           ------
Per Share Offering Price to the Public.................................... $11.13


   The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares and Class R Share Purchase Availability

Rights of Accumulation

   You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your shares of any Nuveen Mutual Fund, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the

Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

Letter of Intent

   You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of all Nuveen Mutual Funds that you already own and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, or a Nuveen Defined Portfolio, or otherwise.

   By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts that would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

   You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

   For purposes of determining whether you qualify for a reduced sales charge as described under Rights of Accumulation and Letter of Intent, you may include together with your own purchases those made by your spouse (or equivalent if recognized under local law) and your children under 21 years of age, whether these purchases are made through a taxable or non-taxable account. You may also include purchases made by a corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing. In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Reinvestment of Nuveen Defined Portfolio Distributions

   You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases. Nuveen is no longer sponsoring new Defined Portfolios.

   Also, investors will be able to buy Class A Shares at net asset value by using the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the Defined Portfolio termination/maturity occurred not more than 90 days prior to reinvestment.

   Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

   Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 in the Fund, and the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $50. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

   To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free (800) 257-8787.

Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure

   You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than 90 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

Elimination of Sales Charge on Class A Shares

   Class A Shares of a Fund may be purchased at net asset value without a sales charge, by the following categories of investors:

  . investors purchasing $1,000,000 or more, Nuveen may pay Authorized Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts;

  . officers, trustees and former trustees of the Nuveen and former Flagship Funds;


  . bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings);


  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and


  . any employer-sponsored qualified defined contribution retirement plan. Unless the authorized dealer elects to waive the commission, with at least 25 employees and that either (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares, Nuveen will pay Authorized Dealers a sales commission equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. With respect to purchases by employer-sponsored qualified defined contribution plans a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.


   For investors that purchased Class A Shares at net asset value because they purchased such shares through an eligible employer-sponsored qualified defined contribution plan or because the purchase amount equaled or exceeded $1 million and the Authorized Dealer did not waive the sales commission, a contingent deferred sales charge of 1.00% will be assessed on redemptions within 18 months of purchase.



   Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

   Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

   Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:


  . officers, trustees and former trustees of the Trust or any Nuveen-sponsored registered investment company and their immediate family members or trustees/directors of any fund sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;




  . bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;


  . direct institutional advisory clients of Nuveen and its affiliates investing $1,000,000 or more;


  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;


  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and



  . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.





Any shares purchased by investors falling within any of the first three categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund.

   In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

   The reduced sales charge programs may be modified or discontinued by the Funds at any time.

   If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the same types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

   For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

   Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase (except in cases where the shareholder's financial advisor agreed to waive the right to receive an advance of the first year's distribution and service fee).

   In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins the date of purchase. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.

   The CDSC may be waived or reduced under the following special circumstances: 1) redemptions following the death or disability, as defined in
Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemption in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; 9) redemptions of

Class A, B or C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advance service and distribution fees to Nuveen; and 10) redemptions of Class C Shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your adviser consents up front to receiving the appropriate service and distribution fee on the Class C Shares on an ongoing basis instead of having the first year's fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 under the 1940 Act.

Shareholder Programs

Exchange Privilege

   You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge.

   If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

   The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

   The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. See "Frequent Trading Policy" below.

Reinstatement Privilege

   If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

Suspension of Right of Redemption

   Each Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that trading of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the Securities and Exchange Commission by order may permit for protection of Fund shareholders.


Redemption In-Kind



   The Funds have reserved the right to redeem in-kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in-kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the 90-day period.


Frequent Trading Policy

   The Funds Frequent Trading Program is as follows:

   Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Funds recognize the need of investors periodically to make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares.

   1. Definition of Round Trip

   A Round Trip trade is the purchase and subsequent redemption of a substantially similar dollar amount of Fund shares within a 60-day period representing at least 25% of the value of the shareholder's account on the date of the most recent transaction. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.

   2. Round Trip Trade Limitations

   Nuveen Funds limit the frequency of Round Trip trades that may be placed in a Fund. For transactions of an amount less than 1% of a Fund's net assets, an investor may make no more than four Round Trips per trailing 12-month period, and no more than one Round Trip every 30 days. For transactions of an amount equal to or greater than 1% of a Fund's net assets, an investor may make no more than two Round Trips per trailing 12-month period, and no more than one Round Trip every 30 days. A purchase transaction identified as being by a Frequent Trader (defined below) may not exceed $1 million for a single shareholder account or in the aggregate for a group of shareholder accounts either controlled by a financial advisor or otherwise determined by the Funds to be related. Nuveen Funds will restrict the trading privileges of any shareholder who makes a Round Trip trade within a 30-day period, and also reserves the right to restrict the trading privileges of a financial advisor acting on behalf of such a shareholder.

   3. Definition of Frequent Trader

   An investor (and/or the investor's financial advisor) who makes more than one Round Trip trade will be deemed a Frequent Trader. Nuveen Funds reserve the right to deem any investor (and/or their financial advisor) as a Frequent Trader based on the size, pattern or other characteristics of their trading activity. Frequent Traders are subject to specific rules regarding the size and process for submission of their trades.

   4. Rules Governing Trades Placed by Frequent Traders


   Frequent Traders must place their orders telephonically directly with Nuveen. (Please note that telephonic redemption orders cannot exceed $50,000 unless the shareholder has established wire transfer instructions with the transfer agent.) All orders must be placed prior to 1:00 p.m. New York time and are non-cancelable. Orders may be placed for next-day settlement, but Nuveen Funds reserve the right to require that a trade be placed for regular-way settlement. Nuveen Funds will not accept further purchase orders if the value of a Frequent Trader's account(s) exceeds 2% of a Fund's net assets.


   5. Enforcement

   Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Funds. Nuveen Funds may also bar an investor (and/or the investor's financial advisor) who has violated these policies from opening new accounts with the Funds and may restrict their existing account(s) to redemptions only. Nuveen Funds reserve the right at their sole discretion (a) to interpret the terms and application of these policies, (b) to waive unintentional or minor violations if Nuveen Funds determine that doing so does not harm the interests of Fund shareholders, and
(c) to exclude the application of its provisions to certain classes of redemptions, as set forth, as described in each Fund's Statement of Additional Information. The Funds may modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances. The ability of Nuveen Funds to implement the Frequent Trading Policy for omnibus accounts is dependent on those distributors furnishing the Funds with sufficient shareholder information to permit monitoring of trade activity and enforcement of the Policy's terms.

Exclusions from the Frequent Trading Policy

   As stated above, certain redemptions are eligible for exclusion from the Frequent Trading Policy, including: (i) redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive "wrap" fee for its services) that are effected by the financial intermediaries in connection with systematic portfolio rebalancing; (ii) when there is a verified trade error correction, which occurs when a dealer firm sends a trade to correct an earlier trade made in error and then the firm sends an explanation to the Nuveen Funds confirming that the trade is actually an error correction; (iii) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (iv) in the event of the death of the shareholder (including a registered joint owner); (v) redemptions made pursuant to a systematic withdrawal plan, up to 1 % monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; (vi) involuntary redemptions caused by operation of law; (vii) redemptions in connection with a payment of account or plan fees; and (viii) redemptions in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of a Fund.

   In addition, the following redemptions of shares by an employer-sponsored qualified defined contribution retirement plan are excluded from the Frequent Trading Policy: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Internal Revenue Code ("Code") from a retirement plan: (a) upon attaining age 59 1/2; (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination or transfer to another employer's plan or IRA; and (iv) redemptions resulting from the return of an excess contribution. Also, the following redemptions of shares held in an IRA account are excluded from the application of the Frequent Trading Policy: (i) redemptions made pursuant to an IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59 1/2; and (ii) redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account.

DISCLOSURE OF PORTFOLIO HOLDINGS

   The Nuveen Mutual Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of each Fund's portfolio holdings. In accordance with this policy, the Funds may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Funds' publicly accessible website, www.nuveen.com. Currently, each Fund publishes on the website complete portfolio holdings information as of the end of each month. For Municipal Funds, this information is posted approximately 2-5 business days after the end of the month as of which the information is current and for all other Funds this information is posted approximately 2-5 business days after the end of the month following the month as of which the information is current. Additionally, all Funds publish on the website a list of top ten holdings as of the end of each month, approximately 2-5 business days after the end of the month for which the information is current. This information will remain available on the website at least until a Fund files with the SEC its Form N-CSR or Form N-Q for the period that includes the date as of which the website information is current.

   Additionally, the Funds may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Funds' website (i.e., non-public portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient's duties to the Funds as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading). In this connection, the Funds may disclose on an ongoing basis non-public portfolio holdings information in the normal course of their investment and administrative operations to various service providers, including their investment adviser and/or subadviser(s), independent registered public accounting firm, custodian, financial printer (R. R. Donnelley Financial and Financial Graphic Services), proxy voting service(s) (including Institutional Shareholder Services, ADP Investor Communication Services, and Glass, Lewis & Co.), and to the legal counsel for the Funds' independent trustees (Chapman & Cutler). Also, the Funds' investment adviser may transmit to Vestek Systems, Inc. daily non-public portfolio holdings information on a next-day basis to enable the investment adviser to perform portfolio attribution analysis using Vestek's systems and software programs. Vestek is also provided with non-public portfolio holdings information on a monthly basis approximately 2-3 business days after the end of each month so that Vestek may calculate and provide certain statistical information (but not the non-public holdings information itself) to its clients (including retirement plan sponsors or their consultants). The Funds' investment adviser and/or subadvisers may also provide certain portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid potential misuse of the disclosed information.

   Non-public portfolio holdings information may be provided to other persons if approved by the Funds' Chief Administrative Officer or Secretary upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Funds, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.

   Compliance officers of the Funds and their investment adviser and subadviser(s) periodically monitor overall compliance with the policy to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the Funds' policy. Reports are made to the Funds' Board of Trustees on an annual basis.

   There is no assurance that the Funds' policies on portfolio holdings information will protect the Funds from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

General Matters

   The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

   In addition to the types of compensation to dealers to promote sales of fund shares that are described in the Prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns, Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

   Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

   To help advisors and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the NYSE will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

   In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

   Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf.

   For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" and "Systematic Investing" in the applicable Prospectus.

   If you choose to invest in a Fund, an account will be opened and maintained for you by Boston Financial Data Services ("BFDS"), the Funds' shareholder services agent. Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good standing form from the financial advisor acting on the investor's behalf. Each Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

   The Funds will no longer issue share certificates. For certificated shares previously issued, a fee of 1% of the current market value will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen or destroyed certificate.


   Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust IV, dated February 1, 1997 and last renewed on July 28, 2005 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.


   The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.


                           Year Ended            Year Ended            Year Ended
                          May 31, 2003          May 31, 2004          May 31, 2005
                      --------------------- --------------------- ---------------------
                                    Amount                Amount                Amount
                       Amount of   Retained  Amount of   Retained  Amount of   Retained
                      Underwriting    By    Underwriting    By    Underwriting    By
Fund                  Commissions   Nuveen  Commissions   Nuveen  Commissions   Nuveen
----                  ------------ -------- ------------ -------- ------------ --------
Nuveen Kansas
  Municipal Bond Fund     $261       $11        $197       $ 28       $181       $23
Nuveen Kentucky
  Municipal Bond Fund      912        85         864        112        748        97
Nuveen Michigan
  Municipal Bond Fund      265        32         211         25        174        23
Nuveen Missouri
  Municipal Bond Fund      496        --         359         42        242        31
Nuveen Ohio
  Municipal Bond Fund      481        40         432         51        434        56
Nuveen Wisconsin
  Municipal Bond Fund      157        18         126         16         98        13


Other compensation to certain dealers

   NAM, at its own expense, currently provides additional compensation to investment dealers who distribute shares of the Nuveen Mutual Funds. The level of payments made to a particular dealer in any given year will vary and will comprise an amount equal to (a) up to .25% of fund sales by that dealer; and/or
(b) up to .12% of assets attributable to that dealer. A number of factors will be considered in determining the level of payments as enumerated in the Prospectus. NAM makes these payments to help defray marketing and distribution costs incurred by particular dealers in connection with the sale of Nuveen Funds, including costs associated with educating a firm's financial advisors about the features and benefits of Nuveen Funds. NAM will, on an annual basis, determine the advisability of continuing these payments. Additionally, NAM may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Nuveen Funds.

In 2005, NAM expects that it will pay additional compensation to the following dealers:


      A.G. Edwards & Sons, Inc.
      American Express Financial Advisors Inc.
      Merrill Lynch, Pierce, Fenner & Smith, Inc.
      Morgan Stanley DW Inc.
      Prudential Investments LLC
      Raymond James Group
      Smith Barney
      UBS Financial Services Inc.
      Wachovia Securities LLC

DISTRIBUTION AND SERVICE PLAN


   The Funds have adopted a plan (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.



   The distribution fee applicable to Class B and Class C Shares under each Fund's 12b-1 Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.



   The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's 12b-1 Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.



   Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the 12b-1 Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the 12b-1 Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the 12b-1 Plan applicable to Class C Shares.

   During the fiscal year ended May 31, 2005, the Funds incurred 12b-1 fees pursuant to their respective 12b-1 Plans in the amounts set forth in the table below. For this period, substantially all of the 12b-1 service fees on Class A Shares were paid out as compensation to Authorized Dealers for providing services to shareholders relating to their investments. To compensate for commissions advanced to Authorized Dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by Nuveen. After the first year following a purchase, 12b-1 service fees on Class B Shares and 12b-1 service and distribution fees on Class C Shares are paid to Authorized Dealers.



                                                Compensation Paid to
                                              Authorized Dealers During
                                             the Year Ended May 31, 2005
                                             ---------------------------
       Nuveen Kansas Municipal Bond Fund:
          Class A...........................          $189,607
          Class B...........................           104,634
          Class C...........................           168,299

       Nuveen Kentucky Municipal Bond Fund:
          Class A...........................          $838,178
          Class B...........................           200,270
          Class C...........................           339,852

       Nuveen Michigan Municipal Bond Fund:
          Class A...........................          $363,021
          Class B...........................            90,524
          Class C...........................           283,290

       Nuveen Missouri Municipal Bond Fund:
          Class A...........................          $461,146
          Class B...........................            88,370
          Class C...........................           151,943

       Nuveen Ohio Municipal Bond Fund:
          Class A...........................          $704,926
          Class B...........................           248,330
          Class C...........................           336,802

       Nuveen Wisconsin Municipal Bond Fund:
          Class A...........................          $ 75,090
          Class B...........................            45,358
          Class C...........................            34,744



   Under each Fund's 12b-1 Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the 12b-1 Plan. The 12b-1 Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the 12b-1 Plan or by vote of a majority of the outstanding voting securities of such class. The 12b-1 Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the 12b-1 Plan cast in person at a meeting called for the purpose of voting on the 12b-1 Plan. The 12b-1 Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders. The 12b-1 Plan may not be amended to increase materially the cost that a class of shares may bear under the 12b-1 Plan without the approval of the shareholders of the affected class, and any other material amendments of the 12b-1 Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the 12b-1 Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, CUSTODIAN AND TRANSFER AGENT


   PricewaterhouseCoopers LLP, independent registered public accounting firm, One North Wacker Drive, Chicago, Illinois 60606, has been selected as auditors for all the Funds. In addition to audit services, the auditors will provide assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of those auditors in giving their reports.


   The custodian of the Funds' assets is State Street Bank & Trust Company, 1 Federal Street, 2nd Floor, Boston, Massachusetts 02110. The custodian performs custodial, fund accounting, and portfolio accounting services.

   The Funds' transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184.

FINANCIAL STATEMENTS

   The audited financial statements for each Fund's most recent fiscal year appear in each Fund's Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

   The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations that are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

   The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds that have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

   Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but NAM will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

   Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

   Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

   The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

   The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

   Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities that are the subject of the hedge.

   Thus, if the price of the financial future moves less or more than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

   The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

   Options on Financial Futures. The Funds may also purchase put or call options on financial futures that are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

   Index Futures. A tax-exempt bond index, which assigns relative values to the tax-exempt bonds included in the index, is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

   Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

   Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

   A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

   The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

   The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

Swap Agreements

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount (the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a basket of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or cap; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or floor; and
(iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

   A Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date.

   Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 may limit the Fund's ability to use swap agreements. The swap market is largely unregulated.

                                                                  MAI-MS4-0905D

--------------------------------------------------------------------------------

Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Annual Report dated May 31, 2005
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]




Nuveen Kansas Municipal Bond Fund
Nuveen Kentucky Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen Ohio Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund

[LOGO] Nuveen Investments

[PHOTO]



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[LOGO]

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if you get your Nuveen Investments Fund dividends and statements from your
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(Be sure to have the address sheet that accompanied this report handy. You'll
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                                      OR
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if you get your Nuveen Investments Fund dividends and statements directly from
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[LOGO]

                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Managers' Comments and Fund Spotlight sections of this report.

With long-term interest rates still relatively low, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

These transactions will have no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders have been asked to formally approve the continuation of your Fund's management contract with Nuveen. You should have already received proxy materials asking for such approval in recent weeks.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

July 14, 2005



        "No one knows what the future will bring, which is why we think a well-balanced portfolio ... is an important
                     component in achieving your long-term
                               financial goals."


                             Annual Report  Page 1

  Portfolio Managers' Comments for the Nuveen Kansas, Kentucky,
  Michigan, Missouri, Ohio, and Wisconsin Municipal Bond Funds

  Portfolio managers Scott Romans and Cathryn Steeves examine economic and market conditions, key investment strategies, and the performance of the Nuveen Kansas, Kentucky, Michigan, Missouri, Ohio, and Wisconsin Municipal Bond Funds. Scott, who has 5 years of investment experience, began managing the Kansas, Missouri, and Wisconsin Funds in 2003. Cathryn has 9 years of investment experience and began managing the Kentucky and Ohio Funds in August 2004 and the Michigan Fund in January 2005.

--------------------------------------------------------------------------------

What factors had the greatest influence on the U.S. economy and the municipal market during the 12-month reporting period ended May 31, 2005?

The U.S. economy continued to see solid growth during the past 12 months. Gross domestic product, a measure of the goods and services produced in a nation, grew at an annualized rate of 3.3 percent during the second quarter of 2004,
4.0 percent during the year's third quarter, 3.8 percent in the fourth quarter, and 3.8 percent during the first quarter of 2005. The economy grew despite high energy prices, which fell in the final months of 2004 but rose sharply throughout most of the rest of the period. As another sign of the continued recovering economy, employment trended upward. Nearly 275,000 jobs were created in April 2005, although the following month's increase was a much smaller 78,000 jobs. On May 31, 2005, the unemployment rate was 5.1 percent, below the
5.6 percent rate of a year earlier.

With the economy's expansion came increased concerns about rising inflation. When the period began, it was becoming increasingly apparent that consumer prices, led by the cost of gasoline, were rising. Beginning in June 2004, the Federal Reserve, worried about inflation, started to raise short-term interest rates for the first time in more than four years. During the 12-month period, the Fed increased rates a total of eight times. By May 2005, the short-term federal funds rate stood at 3 percent, up from 1 percent at the start of the period. (After the end of the reporting period, the Fed raised the rate an additional 0.25 percent to 3.25 percent.)

Although inflation generally was rising, its rate of increase was in line with bond investors' expectations. Accordingly, investors remained confident that the Fed would continue its policy of "measured" interest rate hikes and would not need to raise rates more quickly. This confidence that inflation was manageable and that the Fed would proceed in a deliberate fashion supported long-term municipal bond prices, while their yields fell accordingly (a bond's yield and price move in opposite directions). By contrast, short-term municipal bond yields rose in line with the Fed's rate hikes. Lower-rated credits were among the best-performing securities in the municipal market during the period. Investors saw in these bonds opportunities to pick up additional income and were willing to take on additional credit risk to do so.

Throughout the period, supply of new municipal debt remained strong. Many issuers sought to take advantage of still-historically low interest rates to refinance outstanding obligations. During the first five months of 2005, for example, new municipal issuance totaled $164 billion, an increase of about 6 percent over new supply in the first five months of 2004.

How did the Funds perform during the 12-month reporting period ended May 31, 2005?

The table on the next page provides total return performance information for the six Funds discussed in this report for the one-year, five-year, and ten-year periods ended May 31, 2005. Each Fund's performance is compared with the national Lehman Brothers Municipal Bond Index, as well as with its

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

                             Annual Report  Page 2

Class A Shares--
Average Annual Total Returns as of 5/31/05
--------------------------------------------------------------------------------

                                          1-Year 5-Year 10-Year
                                          ---------------------
                Nuveen Kansas Municipal
                  Bond Fund
                 A Shares at NAV           8.95%  7.11%   5.64%
                 A Shares at Offer         4.35%  6.19%   5.19%
                Lipper Kansas Municipal
                  Debt Funds Category
                  Average/1/               5.01%  5.68%   4.58%
                Lehman Brothers Municipal
                  Bond Index/2/            7.96%  7.30%   6.22%
                -----------------------------------------------

                Nuveen Kentucky Municipal
                  Bond Fund
                 A Shares at NAV           8.51%  6.96%   5.56%
                 A Shares at Offer         3.93%  6.05%   5.11%
                Lipper Kentucky Municipal
                  Debt Funds Category
                  Average/1/               6.78%  5.88%   5.16%
                Lehman Brothers Municipal
                  Bond Index/2/            7.96%  7.30%   6.22%
                -----------------------------------------------

                Nuveen Michigan Municipal
                  Bond Fund
                 A Shares at NAV           8.48%  7.27%   5.64%
                 A Shares at Offer         3.95%  6.36%   5.18%
                Lipper Michigan Municipal
                  Debt Funds Category
                  Average/1/               6.58%  6.33%   5.22%
                Lehman Brothers Municipal
                  Bond Index/2/            7.96%  7.30%   6.22%
                -----------------------------------------------


                                             1-Year 5-Year 10-Year
                                             ---------------------

             Nuveen Missouri Municipal
               Bond Fund
              A Shares at NAV                 8.97%  7.01%   5.61%
              A Shares at Offer               4.42%  6.09%   5.15%
             Lipper Missouri Municipal
               Debt Funds Category
               Average/1/                     7.30%  6.54%   5.31%
             Lehman Brothers Municipal
               Bond Index/2/                  7.96%  7.30%   6.22%
             -----------------------------------------------------

             Nuveen Ohio Municipal
               Bond Fund
              A Shares at NAV                 9.00%  6.85%   5.42%
              A Shares at Offer               4.42%  5.93%   4.97%
             Lipper Ohio Municipal Debt
               Funds Category Average/1/      7.10%  6.24%   5.16%
             Lehman Brothers Municipal
               Bond Index/2/                  7.96%  7.30%   6.22%
             -----------------------------------------------------

             Nuveen Wisconsin
               Municipal Bond Fund
              A Shares at NAV                 7.94%  7.13%   5.46%
              A Shares at Offer               3.36%  6.21%   5.01%
             Lipper Other States
               Municipal Debt Funds Category
               Average/1/                     5.91%  5.95%   4.96%
             Lehman Brothers Municipal
               Bond Index/2/                  7.96%  7.30%   6.22%
             -----------------------------------------------------


Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

--------------------------------------------------------------------------------

Lipper peer fund category average. The factors determining the performance of each Fund are discussed later in the report.

Although we believe that comparing the performance of a state Fund with that of a national municipal index may offer some insights into how the Fund performed relative to the general municipal market, we also think that closely comparing the results of state Funds with a national average is imperfect since most of the national index's results come from out-of-state bonds.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable


--------------------------------------------------------------------------------

1For each Fund, the Lipper category average shown represents the average annualized total return for all reporting funds for the periods ended May 31, 2005. The Lipper categories contained 11, 10 and 6 funds in the Lipper Kansas Municipal Debt Funds Category, 17, 16 and 7 funds in the Lipper Kentucky Municipal Debt Funds Category, 37, 36 and 29 funds in the Lipper Michigan Municipal Debt Funds Category, 21, 20 and 16 funds in the Lipper Missouri Municipal Debt Funds Category, 42, 38 and 32 funds in the Lipper Ohio Municipal Debt Funds Category and 63, 55 and 33 funds in the Lipper Wisconsin Municipal Debt Funds Category for the respective one-, five- and ten-year periods ended May 31, 2005. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                             Annual Report  Page 3
monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income, as dividends to shareholders.

As of May 31, 2005, each Fund had negative UNII for financial statement purposes and positive UNII balances for tax purposes.

What type of economic environment did the six states profiled in this report experience during the period?

The Kansas economy continued to recover, despite its exposure to certain challenged sectors, such as manufacturing, telecommunications, and agriculture. The state's May 2005 unemployment rate was 5.3 percent, down 0.3 percent from May 2004 but slightly above the national average. To balance its fiscal year 2005 budget, Kansas continued to rely on nonrecurring revenues, a trend in evidence for the fiscal 2006 budget as well. New municipal debt issuance in the state for the first five months of 2005 was $1.02 billion, a 36 percent decline over the same time period in 2004 and well below the national increase of 6 percent. At period end, Kansas maintained credit ratings of Aa1 and AA+ by Moody's and Standard & Poor's, respectively, both of which maintained a negative outlook on the state's debt, citing the state's fiscal stresses and recent economic weakness.

As of May 31, 2005, Kentucky maintained credit ratings of Aa3 and A+ from Moody's and Standard & Poor's, respectively. The state's municipal issuance during the first five months of 2005 totaled $1.47 billion, a modest 1 percent decline over the prior year's issuance. Kentucky's economy continued to expand modestly during the reporting period. The state saw favorable job growth that was helped by strength in the leisure and hospitality industries. Nevertheless, Kentucky's unemployment rate was 5.7 percent in May 2005, 0.2 percent above the prior year's rate and 0.6 percent higher than the national average. The state's revenues for the 2005 fiscal year continue to outpace projections, growing at a nearly 9 percent pace.

Michigan's manufacturing-based economy remained in recession during the past 12 months, due primarily to the state's dependence on the challenged automotive industry. At period end, the state's jobless rate was 7.1 percent, tied with Mississippi for the nation's highest. Governor Jennifer Granholm's proposed budget for the 2006 fiscal year eliminates a general fund budget gap by relying on spending cuts, revenue enhancements, and proposed Medicaid reforms providing estimated savings of $80 million per year. Despite the state's financial challenges, Michigan's debt levels remained manageable, providing flexibility if revenue collections lag expectations. Michigan was an active issuer of bonds during the first five months of 2005, with new supply 128 percent higher than in the first five months of 2004. Both Moody's and Standard & Poor's downgraded Michigan's general obligation bond credit ratings during the period. Moody's rating fell from Aa1 to Aa2, while Standard & Poor's lowered its rating on the state's debt from AA+ to AA.

Missouri's economy continued to perform better than the overall Midwest region, following a deep recession that saw the loss of thousands of manufacturing-related jobs. The Show-Me State has benefited from its relatively diverse economy. At period end, Missouri's unemployment rate was 5.6 percent, same as a year ago but higher than the national average of 5.1 percent. The state's recently elected governor, Matt Blunt, proposed a $19 billion budget for the 2006 fiscal year that is structurally balanced. Despite declines in four of the past five years, Missouri maintains a healthy unreserved fund balance. Municipal issuance in the state totaled $1.97 billion for the first five months


                             Annual Report  Page 4
of 2005, more than 23 percent below the prior year's supply and lagging the national increase of 6 percent. Missouri continued to maintain the highest credit ratings of Aaa and AAA from Moody's and Standard & Poor's, respectively, reflecting the state's sound financial management.

Ohio's economy remained stagnant during the past year, with an unemployment rate of 6.1 percent in May 2005, a full percentage point above the national average. Although the state has seen job growth in healthcare and professional services, neither industry has made up for the substantial manufacturing job losses of prior years. Ohio's 2006 - 07 biennial budget is largely in balance. Revenue collections are slightly ahead of projections for the 2005 fiscal year, although ongoing economic challenges could weaken the state's financial position. Ohio issued $4.89 billion in municipal debt during the first five months of 2005, a modest 4 percent year-over-year increase. At period end, the state had credit ratings of Aa1 from Moody's and AA+ from Standard & Poor's.

Wisconsin's economy moderated during the past 12 months, benefiting from strength in service sectors such as education and healthcare but hurt by weakness in the leisure, hospitality, and transportation industries. In May 2005, the state's unemployment rate was 4.7 percent, a 0.3 percent improvement from May 2004 and better than the national average. Governor Doyle's fiscal 2005-07 biennial budget is balanced but relies on continued strong revenue growth as well as spending cuts to close a $1.6 billion shortfall. New municipal issuance in Wisconsin rose during the first five months of 2005, an 18 percent year-over-year increase in supply. As of May 31, 2005, Moody's and Standard & Poor's rated the state's general obligation debt Aa3 and AA-. In March 2005, Moody's upgraded its outlook for Wisconsin from negative to stable, citing the state's stabilizing economy and improved financial picture. S&P maintained its stable outlook throughout the period.

What strategies were used to manage the Funds during the reporting period? How did these strategies influence performance?

The total return of all six Funds outperformed their Lipper peer group averages. Five of the six Funds also outperformed the national Lehman Brothers Municipal Bond Index, with the sixth, Wisconsin, essentially performing in line with the Lehman Brothers national index.

We pursued consistent management strategies across all six Funds, although our ability to implement the strategies varied depending on the types of securities available for purchase in each state. Our broad management themes during the past 12 months included:

.. Duration management. We sought to preserve each Fund's duration - its sensitivity to changes in interest rates - within a target range. With the Fed continuing to raise short-term rates but no consensus about how much rates would go up, we believed it was prudent to avoid making significant interest rate bets in the portfolios.

.. Reduction of concentrated credit positions. Throughout the past 12 months, credit spreads, the additional yield available to investors for taking on credit risk, narrowed considerably. As lower-rated bonds rallied, we took advantage of market conditions and reduced our holdings in securities that we believed had grown to a larger-than-desired weighting. Such a strategy allowed us to lock in some gains, reduce or at least diversify risk, and invest in parts of the market that offered more attractive value potential, in our view.

.. Yield curve positioning. We generally favored bonds in the long-intermediate part of the yield curve, with maturities of between 20 and 27 years, depending on the state, tending to offer the most compelling values, in our opinion.

The Nuveen Kansas Municipal Bond Fund enjoyed strong performance relative to its Lipper peer group average and the Lehman Brothers Municipal Bond Index. An overweighting in lower-rated and non-rated bonds helped performance, as did strong


                             Annual Report  Page 5
security selection. For example, non-rated revenue bonds issued for the Overland Park Convention Center, offering 7.375 percent in coupon income and maturing in 2032, performed particularly well, as did non-rated revenue bonds issued for Citizens Medical Center in Colby County, providing coupon income of
5.625 percent and maturing in 2016. On the negative side, some of the Fund's single family housing bonds had a slightly negative effect on performance. This sector was under pressure as interest rates remained low and it became more likely that these high-coupon bonds would be called. Although none of our housing bonds performed negatively, they still lagged the market and detracted from results on a relative basis.

During the period we worked to reposition the Fund to move closer to our desired portfolio structure. A greater-than-usual number of investment opportunities during the period enabled us to be fairly active with this portfolio. When appropriate, we sold some of the portfolio's lower-coupon intermediate-maturity holdings and replaced them with premium-coupon bonds offering 20-year maturity dates, which we believed offered good value as the period progressed. For example, we established a new position in Butler County Unified District bonds, which offered a 5 percent coupon and mature in 2025, the ideal structure we were looking to buy. By contrast, we sold the Fund's holdings in Johnson County Unified School District bonds. Although these securities offered a slightly higher coupon than the Butler County bonds, their 2017 maturity date represented a less attractive part of the yield curve, in our opinion.

The Nuveen Kentucky Municipal Bond Fund performed well, surpassing both its Lipper peer group as well as the national Lehman Brothers Index. The Fund benefited from its somewhat longer-than-average duration, which helped performance as shorter-dated securities underperformed longer bonds. The portfolio's exposure to lower-rated bonds also helped, as did weightings in the healthcare and lifecare sectors. Finally, our tobacco bonds gained in value as investors perceived an improved legal environment for the tobacco companies whose revenues back the securities. By contrast, an overweight in pre-refunded bonds detracted from results, as these underperformed along with other short-maturity securities. Also, bonds backed by International Paper were called during the period, having a negative impact on the Fund's income stream.

Supply of new debt was modest during the period, not unusual for Kentucky, and the difficulty of finding enough new bonds to meet our investment criteria kept our portfolio restructuring activity relatively limited. We did find some opportunities in the education sector, adding new bonds, for example, from the Kenton County School District. With the Fund's duration somewhat longer than our target, these bonds with maturity dates between 2017 and 2019 represented what we saw as a desirable part of the yield curve. Throughout the period, we continued to look for opportunities to reduce concentrated positions in lower-rated securities, taking advantage of market conditions to redeploy assets in better-valued, higher-rated bonds.

The Nuveen Michigan Municipal Bond Fund, which also outperformed both benchmarks, was helped by its overweighting of lower-rated bonds. The Fund also benefited from tobacco bonds as well as from an overweighting in the healthcare sector, which generally performed well. The Fund's longer-than-average duration also added to performance. On the negative side, the Fund was modestly underweighted in the very longest bonds, which enjoyed strong performance during the period, and overweighted in very short bonds, which did not. Another negative influence was supplied by a small position in debt backed by General Motors, whose recent financial problems have been well publicized.

Our management strategy in the Michigan Fund was similar to that of the other Funds during the period. To try to reduce the portfolio's risk, we continued to scale back our positions in lower-rated bonds that had recently performed well. We also sold some of our shorter holdings, including pre-refunded bonds, to maintain the Fund's


                             Annual Report  Page 6
duration, which was gradually declining as existing bonds rolled off or were called from the portfolio. As part of our duration-management efforts, we bought premium-coupon intermediate bonds, with 2025 and 2026 maturity dates representing our ideal target. For example, we purchased bonds issued by the Zeeland Public Schools, rated AAA, offering a 5 percent coupon, and maturing in 2022 and 2025.

The Nuveen Missouri Municipal Bond Fund was another strong performer relative to both the Lehman Brothers Municipal Bond Index and its Lipper category average. An overweighted position in BBB-rated and non-rated bonds helped performance. Security selection among our lower-rated holdings also contributed to results, especially among certain bonds whose price consequently jumped substantially, during the period. When a lower-rated bond is pre-refunded, meaning that the issuer refunds as of a future date an older bond with proceeds from a newer bond issued at lower rates, its price often goes up sharply even as its income stream remains constant. (The downside is that the bonds usually mature and leave the portfolio sooner.) Our higher-coupon housing bonds, however, were modest detractors from performance. Although these securities did not underperform by a wide margin, they failed to perform as well as the market because investors were unwilling to pay more for these bonds, knowing the securities could be called in an environment of low interest rates.

We believed the Missouri Fund was relatively well structured, so we did not make major changes to the portfolio during the period. We were able to reduce some of the portfolio's concentrated credit positions to help lower the Missouri Fund's risk. For example, we sold some of our Missouri Health and Educational Facilities Authority revenue bonds for Maryville University of St. Louis. Although we detected no credit problems with this issuer, we believed it was prudent to reduce exposure to this strong-performing bond and increase the portfolio's diversification. We also liquidated the Fund's holdings in CCC-rated Puerto Rico revenue bonds issued for American Airlines. Airport and airline bonds were strong perfomers during the period. We sold our American Airlines position because we were wary of its risk and reinvested the proceeds in other securities we believed offered better values. We looked to add issues providing coupons of 5 percent or more and with maturities around 20 years.

The Nuveen Ohio Municipal Bond Fund also performed well during the past 12 months relative to its Lipper peer group and the Lehman Brothers index. The Ohio Fund benefited from an overweighting in BBB-rated and lower-rated bonds. For example, performance was helped by revenue refunding bonds issued for Emery Air Freight Corporation and Emery Worldwide Airlines, which rose as airport and airline bonds recovered off of low levels. An overweighting in the strong-performing healthcare sector also helped performance, as did the Fund's tobacco bonds, which performed better as the industry's litigation environment improved.

The management strategies used in the Ohio Fund resembled that of the other portfolios during the period. When making new purchases, we favored intermediate-maturity premium-coupon bonds, which we believed offered our shareholders the best available values. At the same time, we reduced our weighting in pre-refunded bonds, whose short maturity dates hindered performance during a time of rising short-term yields. We also sold some of our concentrated lower-rated holdings to lock in recent gains and diversify the Fund's assets.

The Nuveen Wisconsin Municipal Bond Fund, which outperformed its Lipper peer group average and earned returns in line with the Lehman Brothers index during the past 12 months, benefited from its relatively large weighting in lower-rated and non-rated securities. In addition, a number of the individual lower-rated holdings in the Fund were particularly strong performers. By contrast, the Fund's shorter-maturity and pre-refunded securities detracted from results. These bonds saw their prices fall and yields rise in line


                             Annual Report  Page 7
with the Fed's short-term interest rate hikes during the period.

Wisconsin tends to be a challenging state in which to find suitable municipal bonds for investment, but we were able to find more opportunities than usual during the period. Accordingly, we were somewhat active in restructuring the portfolio. As in the other Funds, we reduced our exposure to concentrated positions in lower-rated bonds. We also increased the portfolio's diversification by adding to the number of issuers whose bonds are held in the Fund. When making new purchases, we invested further out on the yield curve, preferring bonds in the 20-year maturity range, which, as mentioned, we believed offered our shareholders the best values.


                             Annual Report  Page 8

     Nuveen Kansas Municipal Bond Fund

     Growth of an Assumed $10,000 Investment


                                     [CHART]


               Nuveen Kansas   Nuveen Kansas     Lehman
                 Municipal       Municipal      Brothers
                 Bond Fund       Bond Fund      Municipal
                   (NAV)          (Offer)       Bond Index
                   -----          -------       ----------
   5/31/95       $10,000         $ 9,580         $10,000
   6/30/95         9,895           9,479           9,913
   7/31/95         9,961           9,543          10,007
   8/31/95        10,079           9,656          10,134
   9/30/95        10,124           9,699          10,198
  10/31/95        10,324           9,890          10,346
  11/30/95        10,533          10,091          10,518
  12/31/95        10,673          10,225          10,619
   1/31/96        10,690          10,241          10,699
   2/29/96        10,559          10,115          10,627
   3/31/96        10,356           9,921          10,491
   4/30/96        10,318           9,884          10,461
   5/31/96        10,364           9,929          10,457
   6/30/96        10,505          10,064          10,571
   7/31/96        10,595          10,150          10,667
   8/31/96        10,589          10,144          10,665
   9/30/96        10,773          10,321          10,814
  10/31/96        10,875          10,418          10,937
  11/30/96        11,061          10,596          11,137
  12/31/96        11,033          10,570          11,184
   1/31/97        11,028          10,564          11,205
   2/28/97        11,130          10,663          11,308
   3/31/97        11,013          10,551          11,157
   4/30/97        11,139          10,671          11,251
   5/31/97        11,319          10,844          11,420
   6/30/97        11,412          10,933          11,542
   7/31/97        11,751          11,257          11,862
   8/31/97        11,621          11,132          11,750
   9/30/97        11,748          11,255          11,890
  10/31/97        11,842          11,345          11,966
  11/30/97        11,915          11,414          12,037
  12/31/97        12,100          11,592          12,213
   1/31/98        12,219          11,706          12,338
   2/28/98        12,201          11,688          12,342
   3/31/98        12,251          11,736          12,353
   4/30/98        12,163          11,652          12,298
   5/31/98        12,375          11,856          12,492
   6/30/98        12,426          11,904          12,541
   7/31/98        12,466          11,942          12,572
   8/31/98        12,658          12,126          12,767
   9/30/98        12,815          12,277          12,926
  10/31/98        12,783          12,246          12,926
  11/30/98        12,834          12,295          12,972
  12/31/98        12,849          12,310          13,004
   1/31/99        12,973          12,428          13,159
   2/28/99        12,916          12,373          13,101
   3/31/99        12,907          12,364          13,119
   4/30/99        12,957          12,413          13,152
   5/31/99        12,848          12,308          13,076
   6/30/99        12,628          12,098          12,888
   7/31/99        12,630          12,099          12,934
   8/31/99        12,445          11,923          12,830
   9/30/99        12,372          11,852          12,836
  10/31/99        12,149          11,639          12,697
  11/30/99        12,250          11,735          12,832
  12/31/99        12,100          11,592          12,735
   1/31/00        11,963          11,461          12,681
   2/29/00        12,154          11,644          12,828
   3/31/00        12,486          11,962          13,109
   4/30/00        12,385          11,865          13,031
   5/31/00        12,284          11,768          12,964
   6/30/00        12,607          12,077          13,307
   7/31/00        12,817          12,279          13,492
   8/31/00        13,015          12,468          13,700
   9/30/00        12,953          12,409          13,629
  10/31/00        13,074          12,525          13,777
  11/30/00        13,143          12,591          13,882
  12/31/00        13,476          12,910          14,225
   1/31/01        13,572          13,002          14,366
   2/28/01        13,656          13,082          14,411
   3/31/01        13,766          13,188          14,541
   4/30/01        13,608          13,036          14,384
   5/31/01        13,760          13,182          14,539
 6/30/2001        13,859          13,277          14,637
 7/31/2001        14,054          13,463          14,854
 8/31/2001        14,290          13,690          15,099
 9/30/2001        14,198          13,602          15,047
10/31/2001        14,353          13,751          15,226
11/30/2001        14,247          13,649          15,098
12/31/2001        14,140          13,546          14,955
 1/31/2002        14,326          13,724          15,214
 2/28/2002        14,512          13,902          15,398
 3/31/2002        14,235          13,637          15,096
 4/30/2002        14,507          13,898          15,390
 5/31/2002        14,594          13,982          15,484
 6/30/2002        14,753          14,134          15,648
 7/31/2002        14,927          14,300          15,849
 8/31/2002        15,101          14,467          16,039
 9/30/2002        15,464          14,814          16,391
10/31/2002        15,061          14,428          16,119
11/30/2002        15,017          14,386          16,052
12/31/2002        15,381          14,735          16,391
 1/31/2003        15,234          14,594          16,349
 2/28/2003        15,482          14,832          16,578
 3/31/2003        15,482          14,831          16,588
 4/30/2003        15,673          15,015          16,698
 5/31/2003        16,059          15,384          17,088
 6/30/2003        15,954          15,284          17,016
 7/31/2003        15,324          14,681          16,420
 8/31/2003        15,429          14,781          16,543
 9/30/2003        15,850          15,185          17,029
10/31/2003        15,744          15,082          16,943
11/30/2003        15,922          15,254          17,120
12/31/2003        16,056          15,381          17,262
 1/31/2004        16,144          15,466          17,361
 2/29/2004        16,463          15,771          17,622
 3/31/2004        16,335          15,649          17,561
 4/30/2004        15,898          15,231          17,145
 5/31/2004        15,895          15,227          17,083
 6/30/2004        15,969          15,299          17,145
 7/31/2004        16,199          15,519          17,370
 8/31/2004        16,525          15,831          17,718
 9/30/2004        16,647          15,948          17,813
10/31/2004        16,785          16,080          17,966
11/30/2004        16,623          15,924          17,818
12/31/2004        16,905          16,195          18,035
 1/31/2005        17,125          16,406          18,204
 2/28/2005        17,020          16,306          18,143
 3/31/2005        16,850          16,143          18,029
 4/30/2005        17,148          16,428          18,313
 5/31/2005        17,318          16,591          18,443



================================================================================

     Nuveen Kentucky Municipal Bond Fund

     Growth of an Assumed $10,000 Investment


                                     [CHART]

                Nuveen Kentucky     Nuveen Kentucky      Lehman
                   Municipal          Municipal         Brothers
                   Bond Fund          Bond Fund         Municipal
                    (NAV)              (Offer)          Bond Index
                    -----              -------          ----------
   5/31/95         $10,000            $ 9,580            $10,000
   6/30/95           9,900              9,484              9,913
   7/31/95           9,966              9,548             10,007
   8/31/95          10,079              9,656             10,134
   9/30/95          10,125              9,700             10,198
  10/31/95          10,285              9,853             10,346
  11/30/95          10,472             10,033             10,518
  12/31/95          10,586             10,141             10,619
   1/31/96          10,633             10,187             10,699
   2/29/96          10,583             10,139             10,627
   3/31/96          10,403              9,966             10,491
   4/30/96          10,365              9,930             10,461
   5/31/96          10,404              9,967             10,457
   6/30/96          10,509             10,068             10,571
   7/31/96          10,597             10,151             10,667
   8/31/96          10,598             10,152             10,665
   9/30/96          10,752             10,301             10,814
  10/31/96          10,860             10,404             10,937
  11/30/96          11,036             10,572             11,137
  12/31/96          10,993             10,531             11,184
   1/31/97          11,013             10,550             11,205
   2/28/97          11,102             10,635             11,308
   3/31/97          10,991             10,529             11,157
   4/30/97          11,081             10,615             11,251
   5/31/97          11,222             10,750             11,420
   6/30/97          11,333             10,857             11,542
   7/31/97          11,639             11,150             11,862
   8/31/97          11,556             11,071             11,750
   9/30/97          11,678             11,188             11,890
  10/31/97          11,760             11,266             11,966
  11/30/97          11,821             11,325             12,037
  12/31/97          11,988             11,485             12,213
   1/31/98          12,091             11,583             12,338
   2/28/98          12,100             11,591             12,342
   3/31/98          12,129             11,619             12,353
   4/30/98          12,051             11,545             12,298
   5/31/98          12,231             11,717             12,492
   6/30/98          12,282             11,766             12,541
   7/31/98          12,311             11,794             12,572
   8/31/98          12,472             11,948             12,767
   9/30/98          12,589             12,060             12,926
  10/31/98          12,564             12,036             12,926
  11/30/98          12,615             12,085             12,972
  12/31/98          12,626             12,096             13,004
   1/31/99          12,722             12,188             13,159
   2/28/99          12,697             12,164             13,101
   3/31/99          12,715             12,181             13,119
   4/30/99          12,743             12,207             13,152
   5/31/99          12,682             12,149             13,076
   6/30/99          12,495             11,970             12,888
   7/31/99          12,513             11,987             12,934
   8/31/99          12,336             11,818             12,830
   9/30/99          12,286             11,770             12,836
  10/31/99          12,107             11,599             12,697
  11/30/99          12,184             11,672             12,832
  12/31/99          12,067             11,560             12,735
   1/31/00          11,992             11,489             12,681
   2/29/00          12,163             11,652             12,828
   3/31/00          12,405             11,884             13,109
   4/30/00          12,341             11,823             13,031
   5/31/00          12,265             11,750             12,964
   6/30/00          12,511             11,985             13,307
   7/31/00          12,698             12,164             13,492
   8/31/00          12,874             12,333             13,700
   9/30/00          12,833             12,294             13,629
  10/31/00          12,938             12,395             13,777
  11/30/00          13,007             12,461             13,882
  12/31/00          13,284             12,726             14,225
   1/31/01          13,365             12,804             14,366
   2/28/01          13,434             12,870             14,411
   3/31/01          13,540             12,971             14,541
   4/30/01          13,422             12,858             14,384
   5/31/01          13,541             12,973             14,539
 6/30/2001          13,649             13,075             14,637
 7/31/2001          13,844             13,263             14,854
 8/31/2001          14,066             13,475             15,099
 9/30/2001          13,959             13,373             15,047
10/31/2001          14,119             13,526             15,226
11/30/2001          14,035             13,445             15,098
12/31/2001          13,925             13,340             14,955
 1/31/2002          14,099             13,506             15,214
 2/28/2002          14,286             13,686             15,398
 3/31/2002          14,057             13,467             15,096
 4/30/2002          14,272             13,673             15,390
 5/31/2002          14,383             13,779             15,484
 6/30/2002          14,508             13,898             15,648
 7/31/2002          14,646             14,031             15,849
 8/31/2002          14,784             14,163             16,039
 9/30/2002          15,044             14,412             16,391
10/31/2002          14,782             14,161             16,119
11/30/2002          14,788             14,167             16,052
12/31/2002          15,075             14,442             16,391
 1/31/2003          15,013             14,383             16,349
 2/28/2003          15,251             14,610             16,578
 3/31/2003          15,202             14,564             16,588
 4/30/2003          15,345             14,701             16,698
 5/31/2003          15,682             15,024             17,088
 6/30/2003          15,675             15,016             17,016
 7/31/2003          15,139             14,503             16,420
 8/31/2003          15,257             14,616             16,543
 9/30/2003          15,655             14,998             17,029
10/31/2003          15,620             14,964             16,943
11/30/2003          15,821             15,156             17,120
12/31/2003          15,966             15,296             17,262
 1/31/2004          16,041             15,367             17,361
 2/29/2004          16,303             15,618             17,622
 3/31/2004          16,234             15,552             17,561
 4/30/2004          15,877             15,210             17,145
 5/31/2004          15,823             15,158             17,083
 6/30/2004          15,884             15,217             17,145
 7/31/2004          16,107             15,430             17,370
 8/31/2004          16,416             15,727             17,718
 9/30/2004          16,492             15,799             17,813
10/31/2004          16,625             15,927             17,966
11/30/2004          16,479             15,787             17,818
12/31/2004          16,713             16,011             18,035
 1/31/2005          16,908             16,198             18,204
 2/28/2005          16,831             16,124             18,143
 3/31/2005          16,738             16,035             18,029
 4/30/2005          17,008             16,293             18,313
 5/31/2005          17,171             16,450             18,443



The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the Lehman Brothers Municipal Bond Index. Returns would be different for the other share classes. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds. The index does not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Funds' returns include reinvestment of all dividends and distributions, and the Funds' returns at the offer price depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.


                             Annual Report  Page 9

     Nuveen Michigan Municipal Bond Fund

     Growth of an Assumed $10,000 Investment


                                     [CHART]

                  Nuveen Michigan    Nuveen Michigan     Lehman
                     Municipal          Municipal        Brothers
                     Bond Fund          Bond Fund        Municipal
                      (NAV)             (Offer)         Bond Index
                      -----             -------         ----------
    5/31/95          $10,000           $ 9,580           $10,000
    6/30/95            9,882             9,467             9,913
    7/31/95            9,947             9,529            10,007
    8/31/95           10,056             9,633            10,134
    9/30/95           10,120             9,695            10,198
   10/31/95           10,283             9,851            10,346
   11/30/95           10,480            10,040            10,518
   12/31/95           10,617            10,171            10,619
    1/31/96           10,655            10,207            10,699
    2/29/96           10,583            10,139            10,627
    3/31/96           10,397             9,960            10,491
    4/30/96           10,343             9,909            10,461
    5/31/96           10,363             9,928            10,457
    6/30/96           10,473            10,033            10,571
    7/31/96           10,575            10,131            10,667
    8/31/96           10,587            10,142            10,665
    9/30/96           10,753            10,301            10,814
   10/31/96           10,866            10,410            10,937
   11/30/96           11,053            10,589            11,137
   12/31/96           11,018            10,555            11,184
    1/31/97           11,023            10,560            11,205
    2/28/97           11,119            10,652            11,308
    3/31/97           10,978            10,517            11,157
    4/30/97           11,074            10,609            11,251
    5/31/97           11,238            10,766            11,420
    6/30/97           11,355            10,878            11,542
    7/31/97           11,684            11,194            11,862
    8/31/97           11,550            11,065            11,750
    9/30/97           11,677            11,187            11,890
   10/31/97           11,776            11,282            11,966
   11/30/97           11,836            11,339            12,037
   12/31/97           12,003            11,499            12,213
    1/31/98           12,103            11,595            12,338
    2/28/98           12,113            11,604            12,342
    3/31/98           12,133            11,624            12,353
    4/30/98           12,063            11,556            12,298
    5/31/98           12,245            11,731            12,492
    6/30/98           12,295            11,779            12,541
    7/31/98           12,316            11,799            12,572
    8/31/98           12,490            11,965            12,767
    9/30/98           12,643            12,112            12,926
   10/31/98           12,623            12,093            12,926
   11/30/98           12,665            12,133            12,972
   12/31/98           12,681            12,149            13,004
    1/31/99           12,775            12,239            13,159
    2/28/99           12,712            12,179            13,101
    3/31/99           12,723            12,188            13,119
    4/30/99           12,753            12,218            13,152
    5/31/99           12,666            12,134            13,076
    6/30/99           12,494            11,969            12,888
    7/31/99           12,504            11,979            12,934
    8/31/99           12,330            11,813            12,830
    9/30/99           12,297            11,781            12,836
   10/31/99           12,110            11,602            12,697
   11/30/99           12,185            11,673            12,832
   12/31/99           12,041            11,536            12,735
    1/31/00           11,907            11,407            12,681
    2/29/00           12,094            11,586            12,828
    3/31/00           12,371            11,851            13,109
    4/30/00           12,278            11,762            13,031
    5/31/00           12,185            11,673            12,964
    6/30/00           12,499            11,974            13,307
    7/31/00           12,690            12,157            13,492
    8/31/00           12,881            12,340            13,700
    9/30/00           12,798            12,260            13,629
   10/31/00           12,922            12,379            13,777
   11/30/00           12,954            12,410            13,882
   12/31/00           13,288            12,730            14,225
    1/31/01           13,355            12,794            14,366
    2/28/01           13,446            12,881            14,411
    3/31/01           13,572            13,002            14,541
    4/30/01           13,404            12,841            14,384
    5/31/01           13,580            13,009            14,539
  6/30/2001           13,732            13,156            14,637
  7/31/2001           13,945            13,360            14,854
  8/31/2001           14,207            13,611            15,099
  9/30/2001           14,157            13,562            15,047
 10/31/2001           14,360            13,757            15,226
 11/30/2001           14,234            13,636            15,098
 12/31/2001           14,066            13,476            14,955
  1/31/2002           14,296            13,695            15,214
  2/28/2002           14,489            13,880            15,398
  3/31/2002           14,162            13,568            15,096
  4/30/2002           14,419            13,814            15,390
  5/31/2002           14,490            13,881            15,484
  6/30/2002           14,661            14,046            15,648
  7/31/2002           14,833            14,210            15,849
  8/31/2002           15,031            14,400            16,039
  9/30/2002           15,382            14,736            16,391
 10/31/2002           15,085            14,451            16,119
 11/30/2002           15,055            14,422            16,052
 12/31/2002           15,394            14,747            16,391
  1/31/2003           15,325            14,681            16,349
  2/28/2003           15,579            14,925            16,578
  3/31/2003           15,523            14,871            16,588
  4/30/2003           15,688            15,029            16,698
  5/31/2003           15,998            15,326            17,088
  6/30/2003           15,875            15,208            17,016
  7/31/2003           15,302            14,659            16,420
  8/31/2003           15,443            14,795            16,543
  9/30/2003           15,811            15,147            17,029
 10/31/2003           15,753            15,092            16,943
 11/30/2003           15,936            15,266            17,120
 12/31/2003           16,006            15,334            17,262
  1/31/2004           16,095            15,419            17,361
  2/29/2004           16,419            15,729            17,622
  3/31/2004           16,371            15,683            17,561
  4/30/2004           15,992            15,320            17,145
  5/31/2004           15,955            15,285            17,083
  6/30/2004           16,001            15,329            17,145
  7/31/2004           16,230            15,548            17,370
  8/31/2004           16,543            15,848            17,718
  9/30/2004           16,632            15,934            17,813
 10/31/2004           16,807            16,101            17,966
 11/30/2004           16,639            15,940            17,818
 12/31/2004           16,892            16,182            18,035
  1/31/2005           17,079            16,362            18,204
  2/28/2005           16,967            16,254            18,143
  3/31/2005           16,839            16,132            18,029
  4/30/2005           17,131            16,411            18,313
  5/31/2005           17,307            16,580            18,443




================================================================================

     Nuveen Missouri Municipal Bond Fund

     Growth of an Assumed $10,000 Investment


                                     [CHART]

                Nuveen Missouri     Nuveen Missouri       Lehman
                  Municipal           Municipal          Brothers
                  Bond Fund           Bond Fund          Municipal
                    (NAV)              (Offer)           Bond Index
                    -----              -------           ----------
   5/31/95         $10,000            $ 9,580             $10,000
   6/30/95           9,887              9,472               9,913
   7/31/95           9,943              9,526              10,007
   8/31/95          10,057              9,634              10,134
   9/30/95          10,131              9,706              10,198
  10/31/95          10,283              9,851              10,346
  11/30/95          10,454             10,015              10,518
  12/31/95          10,568             10,124              10,619
   1/31/96          10,625             10,179              10,699
   2/29/96          10,562             10,119              10,627
   3/31/96          10,357              9,922              10,491
   4/30/96          10,304              9,872              10,461
   5/31/96          10,351              9,916              10,457
   6/30/96          10,455             10,016              10,571
   7/31/96          10,542             10,099              10,667
   8/31/96          10,560             10,116              10,665
   9/30/96          10,715             10,265              10,814
  10/31/96          10,822             10,368              10,937
  11/30/96          11,019             10,557              11,137
  12/31/96          10,976             10,515              11,184
   1/31/97          10,974             10,513              11,205
   2/28/97          11,083             10,617              11,308
   3/31/97          10,956             10,496              11,157
   4/30/97          11,056             10,592              11,251
   5/31/97          11,208             10,737              11,420
   6/30/97          11,329             10,853              11,542
   7/31/97          11,658             11,169              11,862
   8/31/97          11,539             11,055              11,750
   9/30/97          11,672             11,182              11,890
  10/31/97          11,753             11,259              11,966
  11/30/97          11,823             11,327              12,037
  12/31/97          12,002             11,498              12,213
   1/31/98          12,105             11,597              12,338
   2/28/98          12,101             11,593              12,342
   3/31/98          12,130             11,621              12,353
   4/30/98          12,072             11,565              12,298
   5/31/98          12,252             11,737              12,492
   6/30/98          12,302             11,786              12,541
   7/31/98          12,331             11,813              12,572
   8/31/98          12,513             11,987              12,767
   9/30/98          12,652             12,121              12,926
  10/31/98          12,625             12,095              12,926
  11/30/98          12,677             12,145              12,972
  12/31/98          12,695             12,162              13,004
   1/31/99          12,802             12,264              13,159
   2/28/99          12,763             12,227              13,101
   3/31/99          12,758             12,222              13,119
   4/30/99          12,810             12,272              13,152
   5/31/99          12,737             12,202              13,076
   6/30/99          12,560             12,033              12,888
   7/31/99          12,578             12,050              12,934
   8/31/99          12,422             11,900              12,830
   9/30/99          12,382             11,862              12,836
  10/31/99          12,179             11,668              12,697
  11/30/99          12,244             11,729              12,832
  12/31/99          12,143             11,633              12,735
   1/31/00          12,032             11,526              12,681
   2/29/00          12,180             11,669              12,828
   3/31/00          12,413             11,892              13,109
   4/30/00          12,372             11,852              13,031
   5/31/00          12,294             11,778              12,964
   6/30/00          12,555             12,027              13,307
   7/31/00          12,733             12,198              13,492
   8/31/00          12,900             12,358              13,700
   9/30/00          12,847             12,308              13,629
  10/31/00          12,979             12,434              13,777
  11/30/00          13,061             12,513              13,882
  12/31/00          13,355             12,794              14,225
   1/31/01          13,439             12,874              14,366
   2/28/01          13,510             12,943              14,411
   3/31/01          13,619             13,047              14,541
   4/30/01          13,489             12,923              14,384
   5/31/01          13,638             13,065              14,539
 6/30/2001          13,736             13,159              14,637
 7/31/2001          13,924             13,339              14,854
 8/31/2001          14,203             13,606              15,099
 9/30/2001          14,134             13,540              15,047
10/31/2001          14,285             13,685              15,226
11/30/2001          14,188             13,592              15,098
12/31/2001          14,078             13,487              14,955
 1/31/2002          14,256             13,657              15,214
 2/28/2002          14,421             13,815              15,398
 3/31/2002          14,177             13,582              15,096
 4/30/2002          14,397             13,792              15,390
 5/31/2002          14,483             13,875              15,484
 6/30/2002          14,623             14,009              15,648
 7/31/2002          14,777             14,156              15,849
 8/31/2002          14,945             14,317              16,039
 9/30/2002          15,209             14,570              16,391
10/31/2002          14,916             14,289              16,119
11/30/2002          14,879             14,254              16,052
12/31/2002          15,200             14,562              16,391
 1/31/2003          15,122             14,487              16,349
 2/28/2003          15,348             14,704              16,578
 3/31/2003          15,353             14,708              16,588
 4/30/2003          15,553             14,900              16,698
 5/31/2003          15,877             15,211              17,088
 6/30/2003          15,781             15,118              17,016
 7/31/2003          15,163             14,526              16,420
 8/31/2003          15,321             14,677              16,543
 9/30/2003          15,735             15,074              17,029
10/31/2003          15,694             15,035              16,943
11/30/2003          15,881             15,214              17,120
12/31/2003          15,996             15,324              17,262
 1/31/2004          16,082             15,407              17,361
 2/29/2004          16,372             15,684              17,622
 3/31/2004          16,299             15,615              17,561
 4/30/2004          15,906             15,238              17,145
 5/31/2004          15,833             15,168              17,083
 6/30/2004          15,905             15,237              17,145
 7/31/2004          16,112             15,435              17,370
 8/31/2004          16,438             15,747              17,718
 9/30/2004          16,526             15,832              17,813
10/31/2004          16,675             15,975              17,966
11/30/2004          16,525             15,831              17,818
12/31/2004          16,781             16,076              18,035
 1/31/2005          16,978             16,264              18,204
 2/28/2005          16,916             16,206              18,143
 3/31/2005          16,779             16,075              18,029
 4/30/2005          17,083             16,366              18,313
 5/31/2005          17,250             16,526              18,443


The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the Lehman Brothers Municipal Bond Index. Returns would be different for the other share classes. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds. The index does not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Funds' returns include reinvestment of all dividends and distributions, and the Funds' returns at the offer price depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.


                            Annual Report  Page 10

     Nuveen Ohio Municipal Bond Fund

     Growth of an Assumed $10,000 Investment

                                     [CHART]

                         Nuveen Ohio      Nuveen Ohio       Lehman
                          Municipal        Municipal       Brothers
                          Bond Fund        Bond Fund       Municipal
                            (NAV)           (Offer)        Bond Index
                            -----           -------        ----------
     5/31/1995            $10,000          $ 9,580         $10,000
     6/30/1995              9,906            9,490           9,913
     7/31/1995              9,971            9,553          10,007
     8/31/1995             10,081            9,658          10,134
     9/30/1995             10,137            9,711          10,198
    10/31/1995             10,292            9,859          10,346
    11/30/1995             10,473           10,033          10,518
    12/31/1995             10,583           10,138          10,619
     1/31/1996             10,612           10,167          10,699
     2/29/1996             10,539           10,096          10,627
     3/31/1996             10,377            9,941          10,491
     4/30/1996             10,331            9,897          10,461
     5/31/1996             10,360            9,925          10,457
     6/30/1996             10,471           10,031          10,571
     7/31/1996             10,565           10,121          10,667
     8/31/1996             10,558           10,114          10,665
     9/30/1996             10,698           10,249          10,814
    10/31/1996             10,803           10,349          10,937
    11/30/1996             10,973           10,512          11,137
    12/31/1996             10,936           10,477          11,184
     1/31/1997             10,939           10,479          11,205
     2/28/1997             11,035           10,571          11,308
     3/31/1997             10,901           10,443          11,157
     4/30/1997             10,979           10,518          11,251
     5/31/1997             11,125           10,658          11,420
     6/30/1997             11,233           10,761          11,542
     7/31/1997             11,517           11,033          11,862
     8/31/1997             11,409           10,929          11,750
     9/30/1997             11,527           11,043          11,890
    10/31/1997             11,607           11,119          11,966
    11/30/1997             11,667           11,177          12,037
    12/31/1997             11,839           11,341          12,213
     1/31/1998             11,958           11,456          12,338
     2/28/1998             11,957           11,455          12,342
     3/31/1998             11,987           11,483          12,353
     4/30/1998             11,914           11,413          12,298
     5/31/1998             12,097           11,589          12,492
     6/30/1998             12,137           11,627          12,541
     7/31/1998             12,168           11,656          12,572
     8/31/1998             12,322           11,805          12,767
     9/30/1998             12,467           11,944          12,926
    10/31/1998             12,455           11,932          12,926
    11/30/1998             12,506           11,981          12,972
    12/31/1998             12,520           11,994          13,004
     1/31/1999             12,635           12,104          13,159
     2/28/1999             12,591           12,062          13,101
     3/31/1999             12,600           12,070          13,119
     4/30/1999             12,641           12,110          13,152
     5/31/1999             12,574           12,046          13,076
     6/30/1999             12,420           11,898          12,888
     7/31/1999             12,417           11,896          12,934
     8/31/1999             12,261           11,746          12,830
     9/30/1999             12,203           11,690          12,836
    10/31/1999             12,022           11,517          12,697
    11/30/1999             12,108           11,599          12,832
    12/31/1999             11,988           11,484          12,735
     1/31/2000             11,928           11,427          12,681
     2/29/2000             12,083           11,575          12,828
     3/31/2000             12,317           11,799          13,109
     4/30/2000             12,257           11,742          13,031
     5/31/2000             12,173           11,662          12,964
     6/30/2000             12,456           11,933          13,307
     7/31/2000             12,637           12,107          13,492
     8/31/2000             12,820           12,281          13,700
     9/30/2000             12,770           12,234          13,629
    10/31/2000             12,861           12,320          13,777
    11/30/2000             12,940           12,397          13,882
    12/31/2000             13,232           12,676          14,225
     1/31/2001             13,312           12,753          14,366
     2/28/2001             13,345           12,785          14,411
     3/31/2001             13,450           12,885          14,541
     4/30/2001             13,304           12,746          14,384
     5/31/2001             13,396           12,834          14,539
     6/30/2001             13,501           12,934          14,637
     7/31/2001             13,702           13,127          14,854
     8/31/2001             13,905           13,321          15,099
     9/30/2001             13,803           13,223          15,047
    10/31/2001             13,958           13,372          15,226
    11/30/2001             13,866           13,283          15,098
    12/31/2001             13,736           13,159          14,955
     1/31/2002             13,941           13,355          15,214
     2/28/2002             14,109           13,517          15,398
     3/31/2002             13,828           13,247          15,096
     4/30/2002             14,047           13,457          15,390
     5/31/2002             14,142           13,548          15,484
     6/30/2002             14,275           13,676          15,648
     7/31/2002             14,460           13,852          15,849
     8/31/2002             14,632           14,017          16,039
     9/30/2002             14,972           14,343          16,391
    10/31/2002             14,644           14,029          16,119
    11/30/2002             14,599           13,985          16,052
    12/31/2002             14,943           14,315          16,391
     1/31/2003             14,858           14,234          16,349
     2/28/2003             15,113           14,478          16,578
     3/31/2003             15,106           14,472          16,588
     4/30/2003             15,258           14,617          16,698
     5/31/2003             15,648           14,991          17,088
     6/30/2003             15,549           14,896          17,016
     7/31/2003             14,915           14,289          16,420
     8/31/2003             15,043           14,411          16,543
     9/30/2003             15,479           14,829          17,029
    10/31/2003             15,432           14,784          16,943
    11/30/2003             15,656           14,998          17,120
    12/31/2003             15,786           15,123          17,262
     1/31/2004             15,833           15,168          17,361
     2/29/2004             16,142           15,464          17,622
     3/31/2004             16,052           15,378          17,561
     4/30/2004             15,617           14,961          17,145
     5/31/2004             15,552           14,899          17,083
     6/30/2004             15,625           14,969          17,145
     7/31/2004             15,853           15,187          17,370
     8/31/2004             16,194           15,514          17,718
     9/30/2004             16,283           15,599          17,813
    10/31/2004             16,457           15,766          17,966
    11/30/2004             16,291           15,607          17,818
    12/31/2004             16,552           15,857          18,035
     1/31/2005             16,742           16,039          18,204
     2/28/2005             16,643           15,944          18,143
     3/31/2005             16,515           15,821          18,029
     4/30/2005             16,806           16,100          18,313
     5/31/2005             16,952           16,240          18,443



================================================================================

     Nuveen Wisconsin Municipal Bond Fund

     Growth of an Assumed $10,000 Investment

                                    [CHART]


                 Nuveen Wisconsin   Nuveen Wisconsin      Lehman
                     Municipal         Municipal          Brothers
                     Bond Fund         Bond Fund          Municipal
                       (NAV)            (Offer)          Bond Index
                       -----            -------          ----------

    5/31/95           $10,000          $ 9,580            $10,000
    6/30/95             9,859            9,445              9,913
    7/31/95             9,974            9,555             10,007
    8/31/95            10,080            9,657             10,134
    9/30/95            10,144            9,718             10,198
   10/31/95            10,303            9,870             10,346
   11/30/95            10,472           10,032             10,518
   12/31/95            10,622           10,175             10,619
    1/31/96            10,646           10,199             10,699
    2/29/96            10,562           10,118             10,627
    3/31/96            10,342            9,908             10,491
    4/30/96            10,301            9,868             10,461
    5/31/96            10,336            9,902             10,457
    6/30/96            10,434            9,996             10,571
    7/31/96            10,524           10,082             10,667
    8/31/96            10,505           10,064             10,665
    9/30/96            10,648           10,200             10,814
   10/31/96            10,761           10,309             10,937
   11/30/96            10,927           10,468             11,137
   12/31/96            10,886           10,429             11,184
    1/31/97            10,889           10,432             11,205
    2/28/97            10,981           10,519             11,308
    3/31/97            10,849           10,393             11,157
    4/30/97            10,941           10,481             11,251
    5/31/97            11,101           10,635             11,420
    6/30/97            11,194           10,724             11,542
    7/31/97            11,560           11,075             11,862
    8/31/97            11,403           10,924             11,750
    9/30/97            11,554           11,069             11,890
   10/31/97            11,649           11,160             11,966
   11/30/97            11,721           11,229             12,037
   12/31/97            11,910           11,410             12,213
    1/31/98            12,063           11,556             12,338
    2/28/98            12,064           11,557             12,342
    3/31/98            12,088           11,580             12,353
    4/30/98            11,995           11,491             12,298
    5/31/98            12,234           11,720             12,492
    6/30/98            12,270           11,755             12,541
    7/31/98            12,294           11,777             12,572
    8/31/98            12,498           11,973             12,767
    9/30/98            12,690           12,157             12,926
   10/31/98            12,642           12,111             12,926
   11/30/98            12,690           12,157             12,972
   12/31/98            12,690           12,157             13,004
    1/31/99            12,809           12,271             13,159
    2/28/99            12,758           12,222             13,101
    3/31/99            12,768           12,232             13,119
    4/30/99            12,803           12,265             13,152
    5/31/99            12,702           12,168             13,076
    6/30/99            12,463           11,939             12,888
    7/31/99            12,448           11,925             12,934
    8/31/99            12,230           11,716             12,830
    9/30/99            12,137           11,627             12,836
   10/31/99            11,868           11,369             12,697
   11/30/99            11,965           11,462             12,832
   12/31/99            11,828           11,332             12,735
    1/31/00            11,734           11,242             12,681
    2/29/00            11,961           11,459             12,828
    3/31/00            12,292           11,776             13,109
    4/30/00            12,197           11,685             13,031
    5/31/00            12,062           11,556             12,964
    6/30/00            12,449           11,927             13,307
    7/31/00            12,681           12,148             13,492
    8/31/00            12,900           12,358             13,700
    9/30/00            12,816           12,277             13,629
   10/31/00            12,930           12,387             13,777
   11/30/00            13,020           12,473             13,882
   12/31/00            13,403           12,840             14,225
    1/31/01            13,466           12,900             14,366
    2/28/01            13,569           12,999             14,411
    3/31/01            13,660           13,086             14,541
    4/30/01            13,466           12,900             14,384
    5/31/01            13,611           13,040             14,539
  6/30/2001            13,730           13,153             14,637
  7/31/2001            13,972           13,386             14,854
  8/31/2001            14,202           13,606             15,099
  9/30/2001            14,101           13,509             15,047
 10/31/2001            14,249           13,651             15,226
 11/30/2001            14,134           13,540             15,098
 12/31/2001            13,976           13,389             14,955
  1/31/2002            14,168           13,573             15,214
  2/28/2002            14,375           13,771             15,398
  3/31/2002            14,074           13,483             15,096
  4/30/2002            14,311           13,710             15,390
  5/31/2002            14,463           13,856             15,484
  6/30/2002            14,616           14,002             15,648
  7/31/2002            14,783           14,162             15,849
  8/31/2002            14,980           14,351             16,039
  9/30/2002            15,278           14,637             16,391
 10/31/2002            14,883           14,258             16,119
 11/30/2002            14,865           14,240             16,052
 12/31/2002            15,239           14,599             16,391
  1/31/2003            15,118           14,483             16,349
  2/28/2003            15,319           14,676             16,578
  3/31/2003            15,285           14,643             16,588
  4/30/2003            15,473           14,823             16,698
  5/31/2003            15,824           15,160             17,088
  6/30/2003            15,745           15,084             17,016
  7/31/2003            15,188           14,550             16,420
  8/31/2003            15,304           14,661             16,543
  9/30/2003            15,720           15,060             17,029
 10/31/2003            15,686           15,027             16,943
 11/30/2003            15,831           15,166             17,120
 12/31/2003            15,947           15,277             17,262
  1/31/2004            16,033           15,359             17,361
  2/29/2004            16,317           15,632             17,622
  3/31/2004            16,219           15,538             17,561
  4/30/2004            15,843           15,178             17,145
  5/31/2004            15,773           15,110             17,083
  6/30/2004            15,842           15,177             17,145
  7/31/2004            16,067           15,392             17,370
  8/31/2004            16,371           15,683             17,718
  9/30/2004            16,441           15,751             17,813
 10/31/2004            16,574           15,878             17,966
 11/30/2004            16,409           15,719             17,818
 12/31/2004            16,653           15,954             18,035
  1/31/2005            16,835           16,128             18,204
  2/28/2005            16,762           16,058             18,143
  3/31/2005            16,625           15,927             18,029
  4/30/2005            16,889           16,180             18,313
  5/31/2005            17,026           16,311             18,443




The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the Lehman Brothers Municipal Bond Index. Returns would be different for the other share classes. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds. The index does not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Funds' returns include reinvestment of all dividends and distributions, and the Funds' returns at the offer price depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.


                            Annual Report  Page 11

  Fund Spotlight as of 5/31/05                 Nuveen Kansas Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.66   $10.58   $10.67   $10.71
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0345  $0.0280  $0.0300  $0.0365
         --------------------------------------------------------------
         Inception Date              1/09/92  2/19/97  2/11/97  2/25/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 5/31/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           8.95%  4.35%
                 ---------------------------------------------
                 5-Year                           7.11%  6.19%
                 ---------------------------------------------
                 10-Year                          5.64%  5.19%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           8.21%  4.21%
                 ---------------------------------------------
                 5-Year                           6.32%  6.16%
                 ---------------------------------------------
                 10-Year                          4.99%  4.99%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           8.39%
                 ---------------------------------------------
                 5-Year                           6.52%
                 ---------------------------------------------
                 10-Year                          5.13%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           9.26%
                 ---------------------------------------------
                 5-Year                           7.32%
                 ---------------------------------------------
                 10-Year                          5.88%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/2/                3.88%  3.72%
                 ---------------------------------------------
                 SEC 30-Day Yield/3/              3.37%  3.22%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/3,4/    4.99%  4.77%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.18%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.62%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      3.88%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.37%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.82%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      4.18%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                4.09%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.57%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      5.29%
                 ---------------------------------------------

                            Average Annual Total Returns as of 6/30/05
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            9.10%        4.50%
                            ------------------------------------------
                            5-Year            6.68%        5.77%
                            ------------------------------------------
                            10-Year           5.82%        5.37%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            8.37%        4.37%
                            ------------------------------------------
                            5-Year            5.90%        5.74%
                            ------------------------------------------
                            10-Year           5.16%        5.16%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            8.54%
                            ------------------------------------------
                            5-Year            6.10%
                            ------------------------------------------
                            10-Year           5.30%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            9.31%
                            ------------------------------------------
                            5-Year            6.92%
                            ------------------------------------------
                            10-Year           6.05%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $132,176
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    15.76
           ---------------------------------------------------------
           Average Duration                                     6.02
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid June 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2005.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

                            Annual Report  Page 12

  Fund Spotlight as of 5/31/05                 Nuveen Kansas Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]


AAA/U.S. Guaranteed                63.4%
AA                                 17.0%
A                                   9.9%
BBB                                 6.7%
NR                                  3.0%

Sectors/1/

                    Tax Obligation/Limited            25.2%
                    ---------------------------------------
                    Tax Obligation/General            18.5%
                    ---------------------------------------
                    Healthcare                        18.0%
                    ---------------------------------------
                    U.S. Guaranteed                    9.9%
                    ---------------------------------------
                    Water and Sewer                    7.3%
                    ---------------------------------------
                    Utilities                          4.6%
                    ---------------------------------------
                    Education and Civic Organizations  4.3%
                    ---------------------------------------
                    Other                             12.2%
                    ---------------------------------------

1As a percentage of total holdings as of May 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (12/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (5/31/05)     $1,041.80 $1,038.30 $1,039.10 $1,042.80 $1,020.64 $1,016.95 $1,017.90 $1,021.59
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.38 $    8.13 $    7.17 $    3.41 $    4.33 $    8.05 $    7.09 $    3.38
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .86%, 1.60%, 1.41% and .67% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                            Annual Report  Page 13

  Fund Spotlight as of 5/31/05               Nuveen Kentucky Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $11.30   $11.31   $11.29   $11.29
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0380  $0.0310  $0.0325  $0.0395
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0062  $0.0062  $0.0062  $0.0062
      --------------------------------------------------------------------
      Inception Date                    5/04/87  2/05/97 10/04/93  2/07/97
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 5/31/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           8.51%  3.93%
                 ---------------------------------------------
                 5-Year                           6.96%  6.05%
                 ---------------------------------------------
                 10-Year                          5.56%  5.11%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           7.80%  3.80%
                 ---------------------------------------------
                 5-Year                           6.18%  6.02%
                 ---------------------------------------------
                 10-Year                          4.96%  4.96%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           7.91%
                 ---------------------------------------------
                 5-Year                           6.38%
                 ---------------------------------------------
                 10-Year                          4.98%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           8.70%
                 ---------------------------------------------
                 5-Year                           7.19%
                 ---------------------------------------------
                 10-Year                          5.71%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                4.04%  3.86%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.35%  3.20%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    4.96%  4.74%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.29%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.60%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      3.85%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.45%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.80%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.15%
                 ---------------------------------------------

                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.20%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.54%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.24%
                 ---------------------------------------------

                            Average Annual Total Returns as of 6/30/05
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            8.74%        4.15%
                            ------------------------------------------
                            5-Year            6.66%        5.75%
                            ------------------------------------------
                            10-Year           5.72%        5.28%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            8.02%        4.02%
                            ------------------------------------------
                            5-Year            5.89%        5.73%
                            ------------------------------------------
                            10-Year           5.13%        5.13%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            8.13%
                            ------------------------------------------
                            5-Year            6.08%
                            ------------------------------------------
                            10-Year           5.15%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            8.93%
                            ------------------------------------------
                            5-Year            6.87%
                            ------------------------------------------
                            10-Year           5.88%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $496,063
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.55
           ---------------------------------------------------------
           Average Duration                                     5.49
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid June 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2005.
2Paid December 3, 2004. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

                            Annual Report  Page 14

  Fund Spotlight as of 5/31/05               Nuveen Kentucky Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]


AAA/U.S. Guaranteed                66.7%
AA                                  9.0%
A                                   9.1%
BBB                                12.3%
BB or Lower                         1.2%
NR                                  1.7%

Sectors/1/

                    Tax Obligation/Limited            31.0%
                    ---------------------------------------
                    U.S. Guaranteed                   12.6%
                    ---------------------------------------
                    Healthcare                        11.6%
                    ---------------------------------------
                    Utilities                          8.7%
                    ---------------------------------------
                    Water and Sewer                    8.4%
                    ---------------------------------------
                    Transportation                     5.4%
                    ---------------------------------------
                    Education and Civic Organizations  4.9%
                    ---------------------------------------
                    Housing Single Family              4.4%
                    ---------------------------------------
                    Other                             13.0%
                    ---------------------------------------

1As a percentage of total holdings as of May 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (12/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (5/31/05)     $1,041.90 $1,038.00 $1,038.90 $1,042.80 $1,020.89 $1,017.20 $1,018.15 $1,021.84
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.12 $    7.88 $    6.91 $    3.16 $    4.08 $    7.80 $    6.84 $    3.13
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .81%, 1.55%, 1.36% and .62% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                            Annual Report  Page 15

  Fund Spotlight as of 5/31/05               Nuveen Michigan Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $11.89   $11.92   $11.88   $11.89
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0415  $0.0340  $0.0360  $0.0435
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0059  $0.0059  $0.0059  $0.0059
      --------------------------------------------------------------------
      Inception Date                    6/27/85  2/03/97  6/22/93  2/03/97
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 5/31/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           8.48%  3.95%
                 ---------------------------------------------
                 5-Year                           7.27%  6.36%
                 ---------------------------------------------
                 10-Year                          5.64%  5.18%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           7.73%  3.73%
                 ---------------------------------------------
                 5-Year                           6.47%  6.31%
                 ---------------------------------------------
                 10-Year                          5.05%  5.05%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           7.98%
                 ---------------------------------------------
                 5-Year                           6.68%
                 ---------------------------------------------
                 10-Year                          5.06%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           8.70%
                 ---------------------------------------------
                 5-Year                           7.48%
                 ---------------------------------------------
                 10-Year                          5.81%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                4.19%  4.01%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.37%  3.23%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    4.88%  4.68%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.42%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.62%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      3.80%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.64%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.82%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.09%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.39%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.57%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.17%
                 ---------------------------------------------

                            Average Annual Total Returns as of 6/30/05
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            8.91%        4.35%
                            ------------------------------------------
                            5-Year            6.87%        5.96%
                            ------------------------------------------
                            10-Year           5.83%        5.38%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            7.97%        3.97%
                            ------------------------------------------
                            5-Year            6.06%        5.90%
                            ------------------------------------------
                            10-Year           5.25%        5.25%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            8.31%
                            ------------------------------------------
                            5-Year            6.28%
                            ------------------------------------------
                            10-Year           5.25%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            9.03%
                            ------------------------------------------
                            5-Year            7.08%
                            ------------------------------------------
                            10-Year           6.00%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $252,300
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    15.35
           ---------------------------------------------------------
           Average Duration                                     5.63
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid June 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2005.
2Paid December 3, 2004. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31%.

                            Annual Report  Page 16

  Fund Spotlight as of 5/31/05               Nuveen Michigan Municipal Bond Fund

================================================================================

Bond Credit Quality/1/

                                    [CHART]


AAA/U.S. Guaranteed                73.9%
AA                                 10.3%
A                                   5.2%
BBB                                 5.6%
BB or Lower                         3.1%
NR                                  1.9%

Sectors/1/

                          Tax Obligation/General 32.2%
                          ----------------------------
                          U.S. Guaranteed        17.7%
                          ----------------------------
                          Tax Obligation/Limited 15.5%
                          ----------------------------
                          Healthcare             11.0%
                          ----------------------------
                          Water and Sewer         7.5%
                          ----------------------------
                          Utilities               4.3%
                          ----------------------------
                          Other                  11.8%
                          ----------------------------

1As a percentage of total holdings as of May 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (12/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (5/31/05)     $1,040.20 $1,037.00 $1,037.30 $1,041.20 $1,020.64 $1,017.00 $1,017.95 $1,021.64
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.37 $    8.07 $    7.11 $    3.36 $    4.33 $    8.00 $    7.04 $    3.33
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .86%, 1.59%, 1.40% and .66% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                            Annual Report  Page 17

  Fund Spotlight as of 5/31/05               Nuveen Missouri Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.25   $11.26   $11.24   $11.26
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0400  $0.0330  $0.0350  $0.0420
         --------------------------------------------------------------
         Inception Date              8/03/87  2/06/97  2/02/94  2/19/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 5/31/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           8.97%  4.42%
                 ---------------------------------------------
                 5-Year                           7.01%  6.09%
                 ---------------------------------------------
                 10-Year                          5.61%  5.15%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           8.15%  4.15%
                 ---------------------------------------------
                 5-Year                           6.22%  6.06%
                 ---------------------------------------------
                 10-Year                          5.01%  5.01%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           8.39%
                 ---------------------------------------------
                 5-Year                           6.43%
                 ---------------------------------------------
                 10-Year                          5.02%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           9.20%
                 ---------------------------------------------
                 5-Year                           7.22%
                 ---------------------------------------------
                 10-Year                          5.78%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/2/                4.27%  4.09%
                 ---------------------------------------------
                 SEC 30-Day Yield/3/              3.67%  3.52%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/3,4/    5.44%  5.21%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.52%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.92%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      4.33%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.74%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.12%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      4.62%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                4.48%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.87%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      5.73%
                 ---------------------------------------------

                            Average Annual Total Returns as of 6/30/05
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            9.05%        4.50%
                            ------------------------------------------
                            5-Year            6.68%        5.77%
                            ------------------------------------------
                            10-Year           5.78%        5.33%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            8.32%        4.32%
                            ------------------------------------------
                            5-Year            5.91%        5.75%
                            ------------------------------------------
                            10-Year           5.19%        5.19%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            8.47%
                            ------------------------------------------
                            5-Year            6.10%
                            ------------------------------------------
                            10-Year           5.21%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            9.27%
                            ------------------------------------------
                            5-Year            6.88%
                            ------------------------------------------
                            10-Year           5.96%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $261,883
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    17.65
           ---------------------------------------------------------
           Average Duration                                     5.68
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid June 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2005.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

                            Annual Report  Page 18

  Fund Spotlight as of 5/31/05               Nuveen Missouri Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]


AAA/U.S. Guaranteed                58.2%
AA                                 12.0%
A                                   5.9%
BBB                                 7.8%
NR                                 16.1%

Sectors/1/

                    Tax Obligation/Limited            19.0%
                    ---------------------------------------
                    Tax Obligation/General            14.5%
                    ---------------------------------------
                    Long-Term Care                    10.6%
                    ---------------------------------------
                    Healthcare                         9.7%
                    ---------------------------------------
                    Education and Civic Organizations  8.4%
                    ---------------------------------------
                    Housing/Multifamily                8.3%
                    ---------------------------------------
                    Transportation                     7.0%
                    ---------------------------------------
                    Water and Sewer                    5.5%
                    ---------------------------------------
                    Utilities                          5.1%
                    ---------------------------------------
                    Other                             11.9%
                    ---------------------------------------

1As a percentage of total holdings as of May 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (12/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (5/31/05)     $1,044.00 $1,040.00 $1,040.30 $1,044.10 $1,020.79 $1,017.10 $1,018.10 $1,021.79
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.23 $    7.99 $    6.97 $    3.21 $    4.18 $    7.90 $    6.89 $    3.18
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .83%, 1.57%, 1.37% and .63% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                            Annual Report  Page 19

  Fund Spotlight as of 5/31/05                   Nuveen Ohio Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.65   $11.64   $11.63   $11.64
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0410  $0.0340  $0.0360  $0.0430
         --------------------------------------------------------------
         Inception Date              6/27/85  2/03/97  8/03/93  2/03/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 5/31/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           9.00%  4.42%
                 ---------------------------------------------
                 5-Year                           6.85%  5.93%
                 ---------------------------------------------
                 10-Year                          5.42%  4.97%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           8.22%  4.22%
                 ---------------------------------------------
                 5-Year                           6.05%  5.90%
                 ---------------------------------------------
                 10-Year                          4.83%  4.83%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           8.45%
                 ---------------------------------------------
                 5-Year                           6.27%
                 ---------------------------------------------
                 10-Year                          4.85%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           9.24%
                 ---------------------------------------------
                 5-Year                           7.06%
                 ---------------------------------------------
                 10-Year                          5.60%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/2/                4.22%  4.05%
                 ---------------------------------------------
                 SEC 30-Day Yield/3/              3.29%  3.15%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/3,4/    4.91%  4.70%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.51%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.54%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      3.79%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.71%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.74%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      4.09%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                4.43%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.48%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      5.19%
                 ---------------------------------------------

                            Average Annual Total Returns as of 6/30/05
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            9.15%        4.56%
                            ------------------------------------------
                            5-Year            6.49%        5.58%
                            ------------------------------------------
                            10-Year           5.58%        5.13%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            8.37%        4.37%
                            ------------------------------------------
                            5-Year            5.70%        5.54%
                            ------------------------------------------
                            10-Year           4.98%        4.98%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            8.51%
                            ------------------------------------------
                            5-Year            5.90%
                            ------------------------------------------
                            10-Year           5.01%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            9.29%
                            ------------------------------------------
                            5-Year            6.70%
                            ------------------------------------------
                            10-Year           5.75%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $568,958
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    15.31
           ---------------------------------------------------------
           Average Duration                                     5.77
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid June 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2005.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33%.

                            Annual Report  Page 20

  Fund Spotlight as of 5/31/05                   Nuveen Ohio Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]


AAA/U.S. Guaranteed                65.0%
AA                                 18.8%
A                                   5.7%
BBB                                 7.7%
BB or Lower                         0.2%
NR                                  2.6%

Sectors/1/

                    Tax Obligation/General            24.2%
                    ---------------------------------------
                    Healthcare                        16.9%
                    ---------------------------------------
                    U.S. Guaranteed                   12.6%
                    ---------------------------------------
                    Tax Obligation/Limited            11.6%
                    ---------------------------------------
                    Utilities                          7.7%
                    ---------------------------------------
                    Education and Civic Organizations  7.1%
                    ---------------------------------------
                    Water and Sewer                    5.0%
                    ---------------------------------------
                    Transportation                     4.4%
                    ---------------------------------------
                    Other                             10.5%
                    ---------------------------------------

1As a percentage of total holdings as of May 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (12/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (5/31/05)     $1,040.50 $1,036.80 $1,037.90 $1,041.70 $1,020.79 $1,017.10 $1,018.10 $1,021.79
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.22 $    7.97 $    6.96 $    3.21 $    4.18 $    7.90 $    6.89 $    3.18
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .83%, 1.57%, 1.37% and .63% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                            Annual Report  Page 21

  Fund Spotlight as of 5/31/05              Nuveen Wisconsin Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.54   $10.57   $10.57   $10.59
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0345  $0.0280  $0.0300  $0.0365
         --------------------------------------------------------------
         Inception Date              6/01/94  2/25/97  2/25/97  2/25/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 5/31/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           7.94%  3.36%
                 ---------------------------------------------
                 5-Year                           7.13%  6.21%
                 ---------------------------------------------
                 10-Year                          5.46%  5.01%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           7.25%  3.25%
                 ---------------------------------------------
                 5-Year                           6.36%  6.20%
                 ---------------------------------------------
                 10-Year                          4.89%  4.89%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           7.47%
                 ---------------------------------------------
                 5-Year                           6.58%
                 ---------------------------------------------
                 10-Year                          4.96%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           8.25%
                 ---------------------------------------------
                 5-Year                           7.36%
                 ---------------------------------------------
                 10-Year                          5.68%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/2/                3.93%  3.76%
                 ---------------------------------------------
                 SEC 30-Day Yield/3/              3.27%  3.13%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/3,4/    4.88%  4.67%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.18%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.52%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      3.76%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.41%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.72%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      4.06%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                4.14%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.46%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      5.16%
                 ---------------------------------------------

                            Average Annual Total Returns as of 6/30/05
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            8.02%        3.44%
                            ------------------------------------------
                            5-Year            6.57%        5.65%
                            ------------------------------------------
                            10-Year           5.67%        5.22%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            7.23%        3.23%
                            ------------------------------------------
                            5-Year            5.78%        5.62%
                            ------------------------------------------
                            10-Year           5.11%        5.11%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            7.55%
                            ------------------------------------------
                            5-Year            6.02%
                            ------------------------------------------
                            10-Year           5.16%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            8.34%
                            ------------------------------------------
                            5-Year            6.82%
                            ------------------------------------------
                            10-Year           5.89%
                            ------------------------------------------

            Portfolio Statistics
            Net Assets ($000)                                $45,784
            --------------------------------------------------------
            Average Effective Maturity on Securities (Years)   16.29
            --------------------------------------------------------
            Average Duration                                    5.61
            --------------------------------------------------------

--------------------------------------------------------------------------------
1Paid June 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2005.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33%.

                            Annual Report  Page 22

  Fund Spotlight as of 5/31/05              Nuveen Wisconsin Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]


AAA/U.S. Guaranteed                50.6%
AA                                 13.9%
A                                  14.2%
BBB                                 5.1%
BB or Lower                         0.6%
NR                                 15.6%

Sectors/1/

                    Tax Obligation/Limited            65.7%
                    ---------------------------------------
                    U.S. Guaranteed                   12.6%
                    ---------------------------------------
                    Housing/Multifamily               10.0%
                    ---------------------------------------
                    Education and Civic Organizations  5.9%
                    ---------------------------------------
                    Other                              5.8%
                    ---------------------------------------

1As a percentage of total holdings as of May 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (12/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (5/31/05)     $1,037.60 $1,034.70 $1,034.90 $1,038.60 $1,020.39 $1,016.75 $1,017.70 $1,021.39
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.62 $    8.32 $    7.36 $    3.61 $    4.58 $    8.25 $    7.29 $    3.58
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .91%, 1.64%, 1.45% and .71% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                            Annual Report  Page 23

Portfolio of Investments
NUVEEN KANSAS MUNICIPAL BOND FUND
May 31, 2005

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.2%
    $  1,000 Kansas Development Finance Authority, Athletic Facility       6/14 at 100.00        A1 $      1,067,940
              Revenue Bonds, University of Kansas Athletic Corporation
              Project, Series 2004K, 5.000%, 6/01/19
       1,480 Kansas Development Finance Authority, Board of Regents,       4/15 at 100.00       AAA        1,601,153
              Revenue Bonds, Kansas State University Housing System,
              Series 2005A, 5.000%, 4/01/22 - MBIA Insured
       1,500 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00       BBB        1,561,710
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System, Series 1999, 5.375%, 2/01/19
         955 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00       AAA        1,037,092
              Series 2001A, 5.500%, 7/01/16 - AMBAC Insured
         270 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00       AAA          293,209
              Series 2001B, 5.500%, 7/01/16 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 17.7%
             Coffeyville Public Building Commission, Kansas, Healthcare
             Facilities Revenue Bonds, Coffeyville Regional Medical
             Center, Series 2002:
       1,005  5.000%, 8/01/18 - AMBAC Insured                              8/12 at 100.00       AAA        1,070,255
       1,050  5.000%, 8/01/19 - AMBAC Insured                              8/12 at 100.00       AAA        1,114,134
       1,000  5.000%, 8/01/20 - AMBAC Insured                              8/12 at 100.00       AAA        1,059,800
       2,000 Colby, Kansas, Health Facilities Revenue Refunding Bonds,     8/08 at 100.00       N/R        1,978,380
              Citizens Medical Center Inc., Series 1998, 5.625%, 8/15/16
       1,285 Kansas Development Finance Authority, Hospital Revenue       12/12 at 100.00        AA        1,397,258
              Bonds, Susan B. Allen Memorial Hospital, Series 2002Q,
              5.375%, 12/15/16 - RAAI Insured
       4,580 Kansas Development Finance Authority, Health Facilities       6/10 at 101.00        AA        5,178,469
              Revenue Bonds, Sisters of Charity of Leavenworth Health
              Services Corporation, Series 2000K, 6.500%, 12/01/16
       1,110 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial   7/09 at 100.00        AA        1,188,732
              Hospital, Series 1999, 5.750%, 7/01/24 - RAAI Insured
             Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health
             Center, Series 2001:
       1,025  5.000%, 8/15/14 - FSA Insured                                8/11 at 100.00       AAA        1,099,692
       1,075  5.000%, 8/15/15 - FSA Insured                                8/11 at 100.00       AAA        1,147,186

             Newton, Kansas, Hospital Revenue Refunding Bonds, Newton
             Healthcare Corporation, Series 1998A:
       1,000  5.700%, 11/15/18                                            11/08 at 100.00      BBB-        1,032,880
       1,750  5.750%, 11/15/24                                            11/08 at 100.00      BBB-        1,796,988
         100 Puerto Rico Industrial, Tourist, Educational, Medical and     7/05 at 102.00       AAA          101,478
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/24 - MBIA Insured
       4,780 Wichita, Kansas, Hospital Facilities Revenue Refunding and   11/09 at 101.00        A+        5,251,834
              Improvement Bonds, Via Christi Health System Inc., Series
              1999-XI, 6.250%, 11/15/24
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.8%

             Wichita, Kansas, Multifamily Housing Revenue Refunding
             Bonds, Shores Apartments, Series 1994XI-A:
       1,500  6.700%, 4/01/19 - RAAI Insured                               4/09 at 102.00        AA        1,603,410
       2,000  6.800%, 4/01/24 - RAAI Insured                               4/09 at 102.00        AA        2,145,480
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 4.1%
         355 Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed     No Opt. Call       Aaa          361,131
              Securities Program Single Family Revenue Bonds, Series
              1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
       1,075 Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed   6/08 at 105.00       Aaa        1,111,722
              Securities Program Single Family Revenue Bonds, Series
              1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)
         440 Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed  12/09 at 105.00       Aaa          464,939
              Securities Program Single Family Revenue Bonds, Series
              2000A-2, 7.600%, 12/01/31 (Alternative Minimum Tax) - MBIA
              Insured
         260 Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA             12/10 at 105.00       Aaa          268,239
              Mortgage-Backed Securities Program Single Family Revenue
              Bonds, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum
              Tax)
       3,135 Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA             12/12 at 105.00       Aaa        3,272,470
              Mortgage-Backed Securities Program Single Family Revenue
              Bonds, Series 2002B-1, 5.950%, 12/01/33 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Industrials - 1.6%
       1,000 Wichita Airport Authority, Kansas, Special Facilities         6/12 at 101.00        A-        1,071,350
              Revenue Bonds, Cessna Citation Service Center, Series
              2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)

----
24

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Industrials (continued)
    $  1,000 Wichita, Kansas, Industrial Revenue Bonds, NMF America Inc.   8/07 at 101.00       AA- $      1,041,610
              Series 2000-II, 5.800%, 8/01/15 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.4%
         500 Sedgwick County, Kansas, Healthcare Facilities Revenue       11/09 at 100.00         A          526,100
              Bonds, Catholic Care Center Inc., Series 2001, 5.750%,
              11/15/23
--------------------------------------------------------------------------------------------------------------------
             Materials - 2.9%

       3,700 Ford County, Kansas, Sewage and Solid Waste Disposal          6/08 at 102.00        A+        3,879,524
              Revenue Bonds, Excel Corporation/Cargill Inc. Project,
              Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 18.3%
       2,500 Butler and Sedgwick Counties Unified School District 385,       No Opt. Call       AAA        3,023,775
              Andover, Kansas, General Obligation Refunding and
              Improvement Bonds, Series 2000, 6.000%, 9/01/16 - FSA
              Insured
       2,615 Butler County Unified School District 394, Kansas, General    9/14 at 100.00       AAA        2,818,525
              Obligation Bonds, Series 2004, 5.000%, 9/01/23 - FSA
              Insured
       1,170 Butler County Unified School District 490, Kansas, General    9/15 at 100.00       AAA        1,254,802
              Obligation Bonds, Series 2005B, 5.000%, 9/01/25 - FSA
              Insured
       1,675 Cowley County Unified School District 465, Winfield,         10/13 at 100.00       AAA        1,855,833
              Kansas, General Obligation Bonds, Series 2003, 5.250%,
              10/01/23 - MBIA Insured
         750 Derby, Kansas, General Obligation Bonds, Series 2001A,       12/11 at 100.00       Aaa          817,523
              5.250%, 12/01/21 - AMBAC Insured
         560 Derby, Kansas, General Obligation Bonds, Series 2002B,       12/10 at 100.00       Aaa          605,332
              5.000%, 12/01/18 - FSA Insured
         650 Harvey County Unified School District 460, Hesston, Kansas,   9/12 at 100.00       AAA          693,050
              General Obligation Bonds, Series 2002, 5.000%, 9/01/22 -
              FGIC Insured
       1,450 Leavenworth County Unified School District 464, Tonganoxie,   9/15 at 100.00       AAA        1,558,852
              Kansas, General Obligation Bonds, Series 2005A, 5.000%,
              9/01/26 - MBIA Insured
       1,020 Miami County Unified School District 367, Osawatomie,         9/15 at 100.00       AAA        1,116,247
              Kansas, General Obligation Bonds, Series 2005A, 5.000%,
              9/01/20 - FSA Insured
       1,100 Montgomery County Unified School District 445, Coffeyville,   4/12 at 100.00       AAA        1,169,201
              Kansas, General Obligation Bonds, Series 2002, 5.000%,
              4/01/22 - FGIC Insured
             Puerto Rico, General Obligation and Public Improvement
             Bonds, Series 2001A:
       1,000  5.500%, 7/01/20 - MBIA Insured                                 No Opt. Call       AAA        1,191,860
         330  5.375%, 7/01/28                                              7/11 at 100.00       BBB          355,568
       1,070 Scott County Unified School District 466, Kansas, General     9/12 at 100.00       AAA        1,183,516
              Obligation Refunding Bonds, Series 2002, 5.250%, 9/01/18 -
              FGIC Insured
       1,250 Sedgwick County Unified School District 259, Wichita,         9/10 at 100.00        AA        1,216,438
              Kansas, General Obligation Bonds, Series 2000, 3.500%,
              9/01/16
       1,795 Wichita, Kansas, General Obligation Bonds, Series 2002,       4/09 at 101.00        AA        1,912,770
              5.000%, 4/01/17
       3,000 Wyandotte County Unified School District 500, Kansas,         9/12 at 100.00       AAA        3,325,920
              General Obligation Bonds, Series 2002, 5.000%, 9/01/20
              (Pre-refunded to 9/01/12) - FSA Insured
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 25.0%
       3,000 Butler County Public Building Commission, Kansas,            10/10 at 100.00       Aaa        3,302,820
              Improvement Revenue Bonds, Public Facilities Projects,
              Series 2000, 5.550%, 10/01/21 - MBIA Insured

             Kansas Department of Transportation, Highway Revenue Bonds,
             Series 2004A:
       1,000  5.000%, 3/01/20                                              3/14 at 100.00       AA+        1,083,530
       5,000  5.000%, 3/01/23                                              3/14 at 100.00       AA+        5,375,350
         500 Kansas Development Finance Authority, Lease Revenue Bonds,   10/12 at 100.00       AAA          533,445
              Department of Administration, State Capitol Restoration
              Parking Facility Project, Series 2002C, 5.000%, 10/01/21 -
              FSA Insured
       1,140 Kansas Development Finance Authority, Lease Revenue Bonds,    4/14 at 100.00       AAA        1,242,292
              Department of Administration, State Capitol Restoration
              Project, Series 2004G-1, 5.125%, 4/01/21 - MBIA Insured

       1,000 Kansas Development Finance Authority, Revenue Bonds, State   10/11 at 100.00       AAA        1,081,840
              Projects, Series 2001W, 5.000%, 10/01/17 - MBIA Insured

       2,085 Kansas Development Finance Authority, Revenue Bonds, State   10/12 at 100.00       AAA        2,308,429
              Projects, Series 2002N, 5.250%, 10/01/18 - AMBAC Insured

----
25

Portfolio of Investments
NUVEEN KANSAS MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  5,000 Kansas Development Finance Authority, Board of Regents,       4/13 at 102.00       AAA $      5,380,150
              Revenue Bonds, Scientific Research and Development
              Facilities Projects, Series 2003C, 5.000%, 10/01/23 -
              AMBAC Insured

       2,355 Kansas Development Finance Authority, Revenue Bonds, State    8/13 at 100.00       AAA        2,574,533
              Projects, Series 2003J, 5.250%, 8/01/20 - AMBAC Insured

       1,800 Overland Park Development Corporation, Kansas, First Tier     1/11 at 101.00       N/R        1,974,816
              Revenue Bonds, Overland Park Convention Center, Series
              2001A, 7.375%, 1/01/32

             Puerto Rico Public Finance Corporation, Commonwealth
             Appropriation Bonds, Series 2002E:
       3,135  6.000%, 8/01/26 - AGC Insured                                  No Opt. Call       AAA        3,995,620
         630  5.500%, 8/01/29                                              2/12 at 100.00      BBB-          677,534

       1,000 Virgin Islands Public Finance Authority, Senior Lien         10/08 at 101.00       BBB        1,048,880
              Revenue Refunding Bonds, Matching Fund Loan Note, Series
              1998A, 5.625%, 10/01/25

       2,000 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00       BBB        2,284,080
              Taxes Loan Note, Series 1999A, 6.375%, 10/01/19
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 9.8%

       2,000 Augusta, Kansas, Waterworks System Revenue Bonds, Series     10/08 at 101.50     AA***        2,229,220
              2000A, 6.150%, 10/01/20 (Pre-refunded to 10/01/08) - RAAI
              Insured

      12,175 Johnson County, Kansas, Residual Revenue and Refunding          No Opt. Call       Aaa        9,501,492
              Bonds, Series 1992, 0.000%, 5/01/12

       1,010 Wichita, Kansas, Revenue Bonds, CSJ Health System of         11/05 at 100.00     A+***        1,190,719
              Wichita, Inc., Series 1985-XXV, 7.200%, 10/01/15
--------------------------------------------------------------------------------------------------------------------
             Utilities - 4.5%

       1,000 Burlington, Kansas, Environmental Improvement Revenue           No Opt. Call        A3        1,029,340
              Bonds, Kansas City Power and Light Company Project, Series
              1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

         500 Pratt, Kansas, Electric System Revenue Bonds, Series          5/10 at 100.00       AAA          540,955
              2001-1, 5.250%, 5/01/18 - AMBAC Insured

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00       AAA        1,071,550
              Series 2005RR, 5.000%, 7/01/30 - XLCA Insured

             Wellington, Kansas, Electric, Water, and Sewer Utility
             System Revenue Bonds, Series 2002:
         335  5.250%, 11/01/25 - AMBAC Insured                            11/12 at 100.00       AAA          364,999
         785  5.250%, 11/01/27 - AMBAC Insured                            11/12 at 100.00       AAA          855,297

       1,000 Wyandotte County-Kansas City Unified Government, Kansas,      9/14 at 100.00       AAA        1,075,420
              Utility System Revenue Bonds, Series 2004B, 5.000%,
              9/01/24 - FSA Insured

       1,000 Wynadotte County-Kansas City Unified Government, Kansas,      5/11 at 100.00       AAA        1,064,110
              Industrial Revenue Bonds, Board of Public Utilities Office
              Building Complex, Series 2001, 5.000%, 5/01/21 - MBIA
              Insured
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 7.2%

       1,040 Chisholm Creek Utility Authority, Kansas, Water and           9/12 at 100.00       Aaa        1,138,862
              Wastewater Facilities Revenue Bonds, Series 2002, 5.250%,
              9/01/22 - MBIA Insured

       2,300 Kansas Development Finance Authority, Water Pollution        11/12 at 100.00       AAA        2,455,411
              Control Revolving Fund Leveraged Bonds, Series 2002-II,
              5.000%, 11/01/23

       5,500 Wichita, Kansas, Water and Sewerage Utility Revenue Bonds,   10/13 at 100.00       AAA        5,953,912
              Series 2003, 5.000%, 10/01/22 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
    $123,155 Total Long-Term Investments (cost $121,375,388) - 98.5%                                     130,157,983
--------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.5%                                                          2,017,901
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $    132,175,884
             ------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.

                                See accompanying notes to financial statements.

----
26

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND
May 31, 2005

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.0%

    $  4,970 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB $      5,029,342
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.8%

       1,000 Campbellsville, Kentucky, Revenue Bonds, Campbellsville       3/15 at 100.00       N/R        1,017,710
              University, Series 2005, 5.700%, 3/01/34

       8,960 Columbia, Kentucky, Educational Development Revenue Bonds,    4/11 at 101.00      BBB-        9,745,792
              Lindsey Wilson College Project, Series 2001, 6.250%,
              4/01/21

       5,930 Jefferson County, Kentucky, College Revenue Bonds,            5/09 at 101.00      Baa2        5,997,543
              Bellarmine College Project, Series 1999, 5.250%, 5/01/29

       1,500 Kentucky Economic Development Finance Authority, College     10/12 at 100.00       AAA        1,573,530
              Revenue Refunding and Improvement Bonds, Centre College
              Project, Series 2002, 5.000%, 4/01/32 - FSA Insured

       2,500 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00       BBB        2,578,850
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System, Series 1999, 5.375%, 2/01/29

       3,000 Puerto Rico Industrial, Tourist, Educational, Medical and     9/11 at 100.00       BBB        3,080,880
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, University of the Sacred
              Heart, Series 2001, 5.250%, 9/01/31
--------------------------------------------------------------------------------------------------------------------
             Energy - 1.9%

       9,000 Ashland, Kentucky, Sewerage and Solid Waste Revenue Bonds,    8/05 at 102.00      Baa2        9,432,000
              Ashland Inc. Project, Series 1995, 7.125%, 2/01/22
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 11.5%

       1,310 Christian County, Kentucky, Hospital Revenue Bonds, Jennie    7/06 at 102.00        A-        1,356,020
              Stuart Medical Center, Series 1996A, 6.000%, 7/01/17

       3,500 Christian County, Kentucky, Hospital Revenue Refunding        7/06 at 102.00        A-        3,632,440
              Bonds, Jennie Stuart Medical Center, Series 1997A, 6.000%,
              7/01/13

       4,820 Clark County, Kentucky, Hospital Revenue Refunding and        3/07 at 102.00      BBB-        5,027,983
              Improvement Bonds, Clark Regional Medical Center Project,
              Series 1997, 6.200%, 4/01/13

       9,500 Kentucky Economic Development Finance Authority, Hospital     2/07 at 102.00       AAA       10,030,575
              Revenue Refunding Bonds, Pikeville, United Methodist
              Hospital of Kentucky Inc. Project, Series 1997, 5.700%,
              2/01/28 - CONNIE LEE/ AMBAC Insured

             Kentucky Economic Development Finance Authority, Hospital
             System Revenue Refunding and Improvement Bonds, Appalachian
             Regional Healthcare Inc., Series 1997:
         500  5.500%, 10/01/07                                               No Opt. Call       BB-          505,845
         500  5.600%, 10/01/08                                             4/08 at 102.00       BB-          508,100
       3,500  5.850%, 10/01/17                                             4/08 at 102.00       BB-        3,430,525
       1,500  5.875%, 10/01/22                                             4/08 at 102.00       BB-        1,450,050

       6,000 Kentucky Economic Development Finance Authority, Revenue      6/08 at 101.00        AA        6,148,560
              Refunding and Improvement Bonds, Catholic Health
              Initiatives, Series 1998A, 5.000%, 12/01/27

             Kentucky Economic Development Finance Authority, Revenue
             Bonds, Catholic Health Initiatives, Series 2001:
       1,000  5.250%, 9/01/21                                              9/11 at 100.00        AA        1,057,410
       1,000  5.250%, 9/01/24                                              9/11 at 100.00        AA        1,051,230

      10,340 Kentucky Economic Development Finance Authority, Health         No Opt. Call       AAA        3,442,083
              System Revenue Bonds, Norton Healthcare Inc., Series
              2000B, 0.000%, 10/01/28 - MBIA Insured

       1,665 McCracken County, Kentucky, Hospital Facilities Revenue      11/05 at 101.00       AAA        1,702,696
              Refunding Bonds, Mercy Health System, Series 1994A,
              6.300%, 11/01/06 - MBIA Insured

      16,500 Russell, Kentucky, Revenue Bonds, Bon Secours Health         11/12 at 100.00        A-       17,573,985
              System, Series 2002A, 5.625%, 11/15/30
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 0.6%

       3,325 Henderson, Kentucky, Senior Tax-Exempt Residential            5/09 at 102.00       N/R        3,119,050
              Facilities Revenue Bonds, Pleasant Pointe Project, Series
              1999A, 6.125%, 5/01/29

----
27

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 4.3%

    $  2,000 Kentucky Housing Corporation, Housing Revenue Bonds, Series  11/10 at 100.00       AAA $      2,117,300
              2000F, 5.850%, 7/01/20 (Alternative Minimum Tax)

         595 Kentucky Housing Corporation, Housing Revenue Bonds, Series   1/09 at 101.00       AAA          610,887
              1998F, 5.000%, 7/01/18 (Alternative Minimum Tax)

       9,480 Kentucky Housing Corporation, Housing Revenue Bonds, Series   4/09 at 101.00       AAA        9,752,076
              1999A, 5.200%, 1/01/31

       1,580 Kentucky Housing Corporation, Housing Revenue Bonds, Series   4/09 at 101.00       AAA        1,622,439
              1999B, 5.250%, 1/01/28 (Alternative Minimum Tax)

       5,000 Kentucky Housing Corporation, Housing Revenue Bonds, Series   1/14 at 100.00       AAA        4,974,700
              2004F, 3.900%, 7/01/31 (Alternative Minimum Tax)

       2,500 Kentucky Housing Corporation, Housing Revenue Bonds, Series   7/14 at 100.00       AAA        2,485,450
              2005H, 4.000%, 1/01/33 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.5%

       4,840 Florence, Kentucky, Housing Facilities Revenue Bonds,         8/09 at 101.00         A        5,182,624
              Bluegrass RHF Housing Inc., Series 1999, 6.375%, 8/15/29 -
              ACA Insured

         555 Jefferson County, Kentucky, First Mortgage Revenue Bonds,    11/05 at 101.00       BBB          565,539
              First Christian Church Homes of Kentucky Project, Series
              1994, 6.000%, 11/15/09

             Kentucky Economic Development Finance Authority, Revenue
             Bonds, Christian Church Homes of Kentucky Inc. Obligated
             Group, Series 1998:
       1,800  5.375%, 11/15/23                                             5/08 at 102.00       BBB        1,813,950
       3,500  5.500%, 11/15/30                                             5/08 at 102.00       BBB        3,521,875

             Kentucky Economic Development Finance Authority, Mortgage
             Revenue Bonds, South Central Nursing Homes Inc., Series
             1997A:
       2,000  6.000%, 1/01/27 (Mandatory put 7/01/20) - MBIA Insured       1/08 at 105.00       AAA        2,215,700
       3,700  6.000%, 1/01/27 (Mandatory put 1/01/24) - MBIA Insured       1/08 at 105.00       AAA        4,099,045
--------------------------------------------------------------------------------------------------------------------
             Materials - 2.6%

       2,370 Hancock County, Kentucky, Solid Waste Disposal Revenue        5/06 at 102.00       BBB        2,439,346
              Bonds, Willamette Industries Inc. Project, Series 1996,
              6.600%, 5/01/26 (Alternative Minimum Tax) (a)

       1,000 Jefferson County, Kentucky, Pollution Control Revenue         7/05 at 102.00       AA-        1,027,490
              Bonds, E.I. DuPont de Nemours and Company, Series 1982A,
              6.300%, 7/01/12

       4,240 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds,   5/06 at 102.00       N/R        4,395,142
              Weyerhaeuser Company - TJ International Project, Series
              1996, 6.800%, 5/01/26 (Alternative Minimum Tax)

       2,000 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds,   4/07 at 102.00      Baa2        2,118,160
              Weyerhaeuser Company - TJ International Project, Series
              1997, 6.550%, 4/15/27 (Alternative Minimum Tax)

       2,820 Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue    4/06 at 102.00       BBB        2,908,069
              Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 3.3%

       2,500 Jefferson County, Kentucky, General Obligation Refunding      5/09 at 100.00        AA        2,728,700
              Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative Minimum
              Tax)

             Louisville and Jefferson County Metropolitan Government,
             Kentucky, General Obligation Bonds, Series 2004A-B:
       1,195  5.000%, 11/01/16 - AMBAC Insured                            11/14 at 100.00       AAA        1,320,045
       1,000  5.000%, 11/01/17 - AMBAC Insured                            11/14 at 100.00       AAA        1,099,620

       1,175 Louisville, Kentucky, General Obligation Bonds, Series       11/11 at 101.00        AA        1,273,947
              2001A, 5.000%, 11/01/21

       3,000 Louisville, Kentucky, General Obligation Bonds, Series       10/12 at 100.00       AAA        3,196,740
              2002A, 5.000%, 10/01/23 - FGIC Insured

       4,400 Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series        No Opt. Call       AAA        6,574,216
              2001, 5.955%, 7/01/19 - FSA Insured (IF)
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 30.8%

       1,305 Ballard County School District Finance Corporation,           6/14 at 100.00       Aaa        1,408,447
              Kentucky, School Building Revenue Bonds, Series 2004,
              5.000%, 6/01/21 - AMBAC Insured

       1,875 Bell County Public Properties Corporation, Kentucky, First    3/11 at 102.00       AAA        2,115,038
              Mortgage Revenue Bonds, Judicial Center Project, Series
              2000, 5.850%, 9/01/28 - AMBAC Insured

----
28

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  1,465 Boone County, Kentucky, Public Properties Corporation,        9/12 at 101.00       Aa3 $      1,606,856
              First Mortgage Bonds, AOC Judicial Facility, Series 2001,
              5.125%, 9/01/22

             Boone County School District Finance Corporation, Kentucky,
             School Building Revenue Bonds, Series 2004B:
       1,460  5.000%, 5/01/20 - FSA Insured                                5/14 at 100.00       Aaa        1,580,508
       2,580  5.000%, 5/01/21 - FSA Insured                                5/14 at 100.00       Aaa        2,782,865

             Bowling Green, Kentucky, General Obligation and Special
             Revenue Bonds, Series 2002B:
       1,785  5.000%, 6/01/23                                              6/12 at 100.00       Aa2        1,897,526
       1,230  5.000%, 6/01/24                                              6/12 at 100.00       Aa2        1,307,539
       1,665  5.000%, 6/01/25                                              6/12 at 100.00       Aa2        1,774,157

             Butler County School District Finance Corporation,
             Kentucky, Revenue Bonds, School Buildings, Series 2004C:
       1,220  5.000%, 6/01/20                                              6/14 at 100.00       Aa3        1,315,282
       1,255  5.000%, 6/01/22                                              6/14 at 100.00       Aa3        1,345,159

             Fayette County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2000:
       1,665  5.500%, 6/01/18                                              6/10 at 101.00       AA-        1,837,394
       2,795  5.500%, 6/01/20                                              6/10 at 101.00       AA-        3,067,485

       4,500 Kenton County Public Properties Corporation, Kentucky,        3/09 at 101.00       Aa3        4,635,675
              First Mortgage Revenue Bonds, Courthouse Facilities
              Project, Series 1998A, 5.000%, 3/01/29

             Kenton County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2004:
       2,115  5.000%, 6/01/17 - MBIA Insured                               6/14 at 100.00       Aaa        2,314,529
       3,510  5.000%, 6/01/18 - MBIA Insured                               6/14 at 100.00       Aaa        3,829,936
       3,690  5.000%, 6/01/19 - MBIA Insured                               6/14 at 100.00       Aaa        4,008,742

       2,000 Kentucky Asset/Liability Commission, General Fund Revenue     5/15 at 100.00       AAA        2,141,180
              Project Notes, First Series 2005, 5.000%, 5/01/25 (WI,
              settling 6/08/05) - MBIA Insured

             Kentucky Area Development Districts Financing Trust, Ewing,
             Lease Acquisition Program Revenue Bonds, Series 2000C:
         750  5.850%, 6/01/20                                              6/10 at 102.00        AA          828,405
       1,000  6.000%, 6/01/30                                              6/10 at 102.00        AA        1,116,620

       2,365 Kentucky Local Correctional Facilities Authority,               No Opt. Call       AAA        2,672,639
              Multi-County Lease Revenue Bonds, Series 2004,
              5.250%, 11/01/14 - MBIA Insured

             Kentucky State Property and Buildings Commission, Revenue
             Bonds, Project 81, Series 2003:
       1,000  5.000%, 11/01/19 - AMBAC Insured                            11/13 at 100.00       AAA        1,089,480
       3,740  5.000%, 11/01/21 - AMBAC Insured                            11/13 at 100.00       AAA        4,056,105
       2,845  5.000%, 11/01/23 - AMBAC Insured                            11/13 at 100.00       AAA        3,070,580

       4,000 Kentucky State Property and Buildings Commission, Revenue       No Opt. Call       AAA        4,486,840
              Bonds, Project 84, Series 2005, 5.000%, 8/01/18 - MBIA
              Insured

       4,000 Kentucky Turnpike Authority, Economic Development Road        7/11 at 100.00       AAA        4,348,440
              Revenue Refunding Bonds, Revitalization Project, Series
              2001B, 5.150%, 7/01/19 - FSA Insured

       6,935 Kentucky Turnpike Authority, Economic Development Road        7/15 at 100.00       AAA        7,568,790
              Revenue Bonds, Revitalization Project, Series 2005B,
              5.000%, 7/01/20 - AMBAC Insured

             Letcher County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2004:
       1,430  5.000%, 6/01/18 - FSA Insured                                6/14 at 100.00       Aaa        1,560,344
       1,585  5.000%, 6/01/20 - FSA Insured                                6/14 at 100.00       Aaa        1,716,888

      11,000 Lexington-Fayette Urban County Government, Kentucky, First    7/08 at 102.00       AAA       11,694,320
              Mortgage Bonds, Public Facilities Corporation, Series
              1998, 5.125%, 10/01/31 - FSA Insured

       1,695 Louisville and Jefferson County Visitors and Convention       6/14 at 101.00       AAA        1,882,535
              Commission, Kentucky, Dedicated Tax Revenue Bonds, Series
              2004A, 5.000%, 12/01/15 - FSA Insured

         650 Magoffin County School District Finance Corporation,          6/10 at 101.00       Aa3          723,281
              Kentucky, School Building Revenue Bonds, Series 2000,
              5.750%, 6/01/20

----
29

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  1,525 McCracken County Public Properties Corporation, Kentucky,     9/06 at 102.00       AAA $      1,606,618
              Public Project Revenue Bonds, Court Facilities, Series
              1995, 5.900%, 9/01/26 - AMBAC Insured

       5,100 Oldham County School District Finance Corporation,            4/11 at 101.00       Aa3        5,451,186
              Kentucky, School Building Revenue Bonds, Series 2001A,
              5.125%, 4/01/21

             Oldham County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2004:
       1,230  5.000%, 5/01/18 - MBIA Insured                               5/14 at 100.00       Aaa        1,341,192
       1,635  5.000%, 5/01/20 - MBIA Insured                               5/14 at 100.00       Aaa        1,769,953
       1,715  5.000%, 5/01/21 - MBIA Insured                               5/14 at 100.00       Aaa        1,849,850

       1,360 Owen County School District Finance Corporation, Kentucky,    4/11 at 101.00       Aa3        1,467,372
              School Building Revenue Bonds, Series 2001, 5.000%, 4/01/21

             Pendleton County, Kentucky, Leasing Trust Revenue Bonds,
             Kentucky Association of Counties, Series 1993A:
      16,460  6.500%, 3/01/19                                              9/05 at 100.00         A       16,494,237
         500  6.400%, 3/01/19                                                No Opt. Call         A          614,150

       4,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA        5,159,720
              Transportation Authority, Reset Option Long Certificates
              II-R-66, Series 1996Y, 7.953%, 1/01/13 - MBIA Insured (IF)

       6,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA        7,136,880
              Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
              MBIA Insured

       2,545 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call       AAA        2,954,185
              Revenue Bonds, Series 1998A, 5.500%, 7/01/14 - AMBAC
              Insured

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/12 at 100.00       AAA        1,055,120
              Revenue Bonds, Series 2002D, 5.000%, 7/01/32 - FSA Insured

       3,185 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call       AAA        3,812,795
              Government Facilities Revenue Bonds, Series 1993L, 5.500%,
              7/01/21 - FSA Insured

       2,755 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call       AAA        3,511,303
              Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC
              Insured

       1,360 Shelby County School District Finance Corporation,            5/14 at 100.00       Aaa        1,466,937
              Kentucky, Revenue Bonds, School Buildings, Series 2004,
              5.000%, 5/01/21 - MBIA Insured

       2,185 Spencer County School District Finance Corporation,           7/14 at 100.00       Aaa        2,362,946
              Kentucky, Revenue Bonds, School Buildings, Series 2004,
              5.000%, 7/01/21 - FSA Insured

       1,010 Virgin Islands Public Finance Authority, Gross Receipts      10/14 at 100.00       AAA        1,125,382
              Taxes Loan Note, Series 2003, 5.250%, 10/01/21 - FSA
              Insured

       7,000 Warren County Justice Center Expansion Corporation,           9/07 at 102.00       AAA        7,406,560
              Kentucky, First Mortgage Revenue Bonds, AOC Judicial
              Facility, Series 1997A, 5.250%, 9/01/24 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             Transportation - 5.3%

             Guam International Airport Authority, Revenue Bonds, Series
             2003C:
       5,000  5.250%, 10/01/22 (Alternative Minimum Tax) - MBIA Insured   10/10 at 100.00       AAA        5,353,000
       2,195  5.000%, 10/01/23 (Alternative Minimum Tax) - MBIA Insured   10/13 at 100.00       AAA        2,292,919

       1,250 Kenton County Airport Board, Kentucky, Airport Revenue        3/06 at 102.00       AAA        1,298,850
              Bonds, Cincinnati/Northern Kentucky International Airport,
              Series 1996B, 5.750%, 3/01/13 - MBIA Insured

       5,090 Kenton County Airport Board, Kentucky, Airport Revenue        3/13 at 100.00       AAA        5,303,678
              Bonds, Cincinnati/Northern Kentucky International Airport,
              Series 2003B, 5.000%, 3/01/23 (Alternative Minimum Tax) -
              MBIA Insured

       5,000 Louisville and Jefferson County Regional Airport Authority,   7/05 at 102.00       AAA        5,107,850
              Kentucky, Airport System Revenue Bonds, Series 1995A,
              5.625%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

       1,000 Louisville and Jefferson County Regional Airport Authority,   7/13 at 100.00       AAA        1,068,120
              Kentucky, Airport System Revenue Bonds, Series 2003C,
              5.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

       6,000 Louisville and Jefferson County Regional Airport Authority,   3/09 at 101.00      Baa3        6,008,100
              Kentucky, Special Facilities Revenue Bonds, Airis
              Louisville LLC Project, Series 1999A, 5.500%, 3/01/19
              (Alternative Minimum Tax)

----
30

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 12.5%

    $  5,085 Campbellsville, Kentucky, Industrial Building Revenue         3/09 at 102.00     A+*** $      5,618,061
              Bonds, Campbellsville University Project, Series 1999,
              5.500%, 3/01/29 (Pre-refunded to 3/01/09)

       3,155 Florence Public Properties Corporation, Kentucky, First       6/07 at 102.00       AAA        3,373,799
              Mortgage Revenue Bonds, Administrative Office Complex
              Project, Series 1997, 5.500%, 6/01/27 (Pre-refunded to
              6/01/07) - MBIA Insured

       1,260 Floyd County Public Properties Corporation, Kentucky, First   3/06 at 102.00    N/R***        1,309,921
              Mortgage Revenue Bonds, Floyd County Justice Center
              Project, Series 1995A, 5.550%, 9/01/23 (Pre-refunded to
              3/01/06)

       3,550 Floyd County Public Properties Corporation, Kentucky, First   3/06 at 102.00    N/R***        3,707,620
              Mortgage Revenue Bonds, Floyd County Justice Center
              Project, Series 1996B, 6.200%, 9/01/26 (Pre-refunded to
              3/01/06)

       2,000 Jefferson County Collegiate Housing Foundation, Kentucky,     9/09 at 102.00    N/R***        2,337,620
              Student Housing Revenue Bonds, University of Louisville
              Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded to
              9/01/09)

         420 Kentucky Infrastructure Authority, Governmental Agencies      8/05 at 102.00     AA***          430,311
              Program Revenue Bonds, Series 1995G, 6.300%, 8/01/10
              (Pre-refunded to 8/01/05)

         400 Kentucky State Property and Buildings Commission, Agency      5/10 at 100.00       AAA          448,604
              Fund Revenue Bonds, Project 66A, Series 2000, 5.750%,
              5/01/20 (Pre-refunded to 5/01/10) - MBIA Insured

         500 Kentucky State Property and Buildings Commission, Revenue    11/09 at 100.00       AAA          550,725
              Bonds, Project 64, Series 1999, 5.500%, 5/01/18
              (Pre-refunded to 11/01/09) - MBIA Insured

             Kentucky State Property and Buildings Commission, Revenue
             Refunding Bonds, Project 72, Series 2001:
       4,375  5.375%, 10/01/18 (Pre-refunded to 10/01/11) - MBIA Insured  10/11 at 100.00       AAA        4,915,094
       5,860  5.375%, 10/01/19 (Pre-refunded to 10/01/11) - MBIA Insured  10/11 at 100.00       AAA        6,583,417
       2,000 Kentucky State Property and Buildings Commission, Revenue     2/12 at 100.00       AAA        2,205,920
              Refunding Bonds, Project 74, Series 2002, 5.000%, 2/01/21
              (Pre-refunded to 2/01/12) - FSA Insured
             Kentucky State Property and Buildings Commission, Revenue
             Refunding Bonds, Project 79, Series 2003:
       5,780  5.125%, 10/01/19 (Pre-refunded to 10/01/13) - MBIA Insured  10/13 at 100.00       AAA        6,486,836
       5,000  5.000%, 10/01/21 (Pre-refunded to 10/01/13) - MBIA Insured  10/13 at 100.00       AAA        5,566,500
       6,500  5.000%, 10/01/22 (Pre-refunded to 10/01/13) - MBIA Insured  10/13 at 100.00       AAA        7,236,450
       1,365 McCreary County School District Finance Corporation,          8/05 at 102.00    Aa3***        1,398,538
              Kentucky, School Building Revenue Bonds, Second Series
              1995, 5.600%, 8/01/16 (Pre-refunded to 8/01/05)

       1,310 Puerto Rico, General Obligation and Public Improvement        7/06 at 101.50    BBB***        1,365,203
              Bonds, Series 1996, 5.400%, 7/01/25 (Pre-refunded to
              7/01/06)

       2,000 Puerto Rico, General Obligation and Public Improvement        7/07 at 100.00    BBB***        2,102,440
              Refunding Bonds, Series 1997, 5.375%, 7/01/25
              (Pre-refunded to 7/01/07)

       2,600 Puerto Rico, General Obligation and Public Improvement        7/10 at 100.00       AAA        2,911,922
              Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded to
              7/01/10) - MBIA Insured

         245 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call       AAA          311,851
              Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC
              Insured

       2,800 Russell, Kentucky, Health System Revenue Bonds, Franciscan    1/10 at 100.00   Baa2***        3,061,828
              Health Partnership Inc. - Our Lady of Bellefonte Hospital,
              Series 1997, 5.500%, 7/01/15 (Pre-refunded to 1/01/10)
--------------------------------------------------------------------------------------------------------------------
             Utilities - 8.6%

       6,000 Boone County, Kentucky, Collateralized Pollution Control      7/05 at 101.00       AAA        6,076,380
              Revenue Refunding Bonds, Cincinnati Gas and Electric
              Company Project, Series 1994A, 5.500%, 1/01/24 - MBIA
              Insured
             Owensboro, Kentucky, Electric Light and Power System
             Revenue Bonds, Series 1991B:
       7,100  0.000%, 1/01/11 - AMBAC Insured                                No Opt. Call       AAA        5,846,992
       6,475  0.000%, 1/01/12 - AMBAC Insured                                No Opt. Call       AAA        5,087,149
       5,810  0.000%, 1/01/15 - AMBAC Insured                                No Opt. Call       AAA        3,954,925
       7,900  0.000%, 1/01/17 - AMBAC Insured                                No Opt. Call       AAA        4,873,510
      13,300  0.000%, 1/01/18 - AMBAC Insured                                No Opt. Call       AAA        7,802,046

       3,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call       AAA        3,515,460
              Series 2003NN, 5.250%, 7/01/23 - MBIA Insured

       5,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00       AAA        5,439,550
              Series 2005RR, 5.000%, 7/01/24 - FGIC Insured

----
31

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 8.3%

    $  1,405 Christian County Water District, Kentucky, Waterworks        10/09 at 101.00       Aaa $      1,565,507
              Revenue Bonds, Series 1999, 6.000%, 1/01/30 - AMBAC Insured

             Kentucky Infrastructure Authority, Governmental Agencies
             Program Revenue Bonds, Series 1995G:
         445  6.350%, 8/01/11                                              8/05 at 102.00        AA          456,165
         825  6.375%, 8/01/14                                              8/05 at 102.00        AA          845,732

       1,000 Kentucky Rural Water Finance Corporation, Multimodal Public   2/11 at 102.00       AA-        1,090,620
              Projects Revenue Bonds, Flexible Term Program, Series
              2001A, 5.375%, 2/01/20

             Louisville and Jefferson County Metropolitan Sewer
             District, Kentucky, Sewer and Drainage System Revenue
             Bonds, Series 1997B:
       6,000  5.350%, 5/15/22 - MBIA Insured                              11/07 at 101.00       AAA        6,340,200
       2,500  5.200%, 5/15/25 - MBIA Insured                              11/07 at 101.00       AAA        2,622,450

       3,200 Louisville and Jefferson County Metropolitan Sewer            5/08 at 101.00       AAA        3,345,952
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, Series 1998A, 5.000%, 5/15/30 - FGIC Insured

      16,000 Louisville and Jefferson County Metropolitan Sewer           11/11 at 101.00       AAA       17,727,520
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, Series 2001A, 5.500%, 5/15/34 - MBIA Insured

       6,920 Northern Kentucky Water District, Revenue Refunding Bonds,    2/12 at 100.00       Aaa        7,269,391
              Series 2002A, 5.000%, 2/01/27 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
    $479,365 Total Long-Term Investments (cost $460,357,650) - 99.0%                                     491,119,956
--------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.0%                                                          4,942,665
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $    496,062,621
             -------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
           (a)The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
          (WI)Security purchased on a when-issued basis.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
32

Portfolio of Investments
NUVEEN MICHIGAN MUNICIPAL BOND FUND
May 31, 2005

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.8%

    $  2,000 Michigan Strategic Fund, Multi-Modal Interchangeable Rate     9/05 at 102.00      Baa3 $      1,977,640
              Pollution Control Revenue Refunding Bonds, General Motors
              Corporation, Series 1995, 6.200%, 9/01/20
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.4%

         915 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB          925,925
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 3.9%

             Michigan Technological University, General Revenue Bonds,
             Series 2004A:
       1,230  5.000%, 10/01/24 - MBIA Insured                             10/13 at 100.00       AAA        1,323,874
       1,850  5.000%, 10/01/29 - MBIA Insured                             10/13 at 100.00       AAA        1,959,058

       6,150 Wayne State University, Michigan, General Revenue Bonds,     11/09 at 101.00       AAA        6,550,181
              Series 1999, 5.125%, 11/15/29 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 10.9%

             Flint Hospital Building Authority, Michigan, Revenue Rental
             Bonds, Hurley Medical Center, Series 1998B:
       1,000  5.375%, 7/01/18                                              7/08 at 101.00      Baa3          999,950
       1,000  5.375%, 7/01/28                                              7/08 at 101.00      Baa3          994,060

       3,530 Lake View Community Hospital Authority, Michigan, Hospital    2/07 at 101.00       N/R        3,595,270
              Revenue Refunding Bonds, Series 1997, 6.250%, 2/15/13

       3,755 Michigan State Hospital Finance Authority, Revenue            8/05 at 100.00       BB-        3,757,704
              Refunding Bonds, Detroit Medical Center Obligated Group,
              Series 1993A, 6.500%, 8/15/18

       3,000 Michigan State Hospital Finance Authority, Hospital Revenue   3/13 at 100.00        A1        3,272,850
              Refunding Bonds, Henry Ford Health System, Series 2003A,
              5.625%, 3/01/17

         550 Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call       BBB          571,445
              Refunding Bonds, Gratiot Community Hospital, Series 1995,
              6.100%, 10/01/07

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue  10/06 at 102.00      BBB-        1,028,440
              Bonds, Michigan Community Hospital, Series 1996, 6.250%,
              10/01/27

       1,475 Michigan State Hospital Finance Authority, Hospital Revenue   5/08 at 101.00       BBB        1,509,913
              Refunding Bonds, Chelsea Community Hospital, Series 1998,
              5.375%, 5/15/19

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue   3/12 at 101.00        A+        1,076,730
              Refunding Bonds, Crittenton Hospital, Series 2002A,
              5.625%, 3/01/27

       2,200 Michigan State Hospital Finance Authority, Hospital Revenue  11/09 at 101.00        A1        2,367,860
              Bonds, Henry Ford Health System, Series 1999A, 6.000%,
              11/15/24

         500 Michigan State Hospital Finance Authority, Revenue Bonds,     5/15 at 100.00      Baa1          515,215
              Marquette General Hospital, Series 2005A, 5.000%, 5/15/26

       1,600 Pontiac Hospital Finance Authority, Michigan, Hospital        8/05 at 100.00        BB        1,513,632
              Revenue Refunding Bonds, NOMC Obligated Group, Series
              1993, 6.000%, 8/01/23

       3,000 Royal Oak Hospital Finance Authority, Michigan, Hospital      1/06 at 102.00       AAA        3,090,870
              Revenue Refunding Bonds, William Beaumont Hospital, Series
              1996, 5.250%, 1/01/20 - MBIA Insured

             Royal Oak Hospital Finance Authority, Michigan, Hospital
             Revenue Bonds, William Beaumont Hospital, Series 2001M:
       1,000  5.250%, 11/15/31 - MBIA Insured                             11/11 at 100.00       AAA        1,058,810
       2,000  5.250%, 11/15/35 - MBIA Insured                             11/11 at 100.00       AAA        2,116,460
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.8%

       1,190 Michigan Housing Development Authority, GNMA Collateralized   6/05 at 102.00       Aaa        1,215,299
              Limited Obligation Multifamily Revenue Refunding Bonds,
              Parc Point Apartments, Series 1995A, 6.500%, 10/01/15

       6,000 Michigan Housing Development Authority, Section 8 Assisted      No Opt. Call       AA-        2,689,080
              Mortgage Revenue Bonds, Series 1983I, 0.000%, 4/01/14

         620 Michigan Housing Development Authority, Rental Housing        6/05 at 102.00       AAA          633,249
              Revenue Bonds, Series 1995B, 6.150%, 10/01/15 - MBIA
              Insured

----
33

Portfolio of Investments
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.1%

    $    180 Michigan Housing Development Authority, Single Family         6/12 at 100.00       AAA $        187,906
              Mortgage Revenue Bonds, Series 2002B, 5.500%, 6/01/30
              (Alternative Minimum Tax) - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.9%

       2,500 Kalamazoo Economic Development Corporation, Michigan,         5/07 at 102.00       BB+        2,504,750
              Limited Obligation Revenue and Refunding Bonds, Friendship
              Village of Kalamazoo, Series 1997A, 6.250%, 5/15/27

       1,000 Michigan State Hospital Finance Authority, Revenue Bonds,     5/15 at 100.00       N/R        1,011,180
              Presbyterian Villages of Michigan Obligated Group, Series
              2005, 5.250%, 11/15/25

             Michigan Strategic Fund, Limited Obligation Revenue
             Refunding Bonds, Porter Hills Presbyterian Village, Series
             1998:
         140  5.300%, 7/01/18                                              7/08 at 101.00      BBB+          144,193
         260  5.375%, 7/01/28                                              7/08 at 101.00      BBB+          265,086

       3,300 Michigan Strategic Fund, Limited Obligation Revenue Bonds,    6/08 at 100.00      BBB-        3,311,880
              Clark Retirement Community Inc., Series 1998, 5.250%,
              6/01/18
--------------------------------------------------------------------------------------------------------------------
             Materials - 0.7%

       1,750 Dickinson County Economic Development Corporation,           11/14 at 100.00       BBB        1,781,395
              Michigan, Pollution Control Revenue Bonds, International
              Paper Company, Series 2004A, 4.800%, 11/01/18
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 31.8%

       1,000 Anchor Bay School District, Macomb and St. Clair Counties,    5/12 at 100.00        AA        1,115,710
              Michigan, General Obligation Bonds, Series 2002-3, 5.500%,
              5/01/18

       1,175 Birmingham, Michigan, General Obligation Bonds, Series       10/12 at 100.50       AAA        1,272,819
              2002, 5.000%, 10/01/21

       1,625 Brighton Township Sanitary Sewer Drainage District,           4/09 at 100.00       AAA        1,736,638
              Livingston County, Michigan, Limited Tax General
              Obligation Bonds, Series 2000, 5.250%, 10/01/19 - FSA
              Insured

       1,020 Caledonia Community Schools, Kent, Allegan and Barry          5/13 at 100.00        AA        1,121,000
              Counties, Michigan, General Obligation Bonds, Series 2003,
              5.250%, 5/01/22

             Caledonia Community Schools, Kent, Allegan and Barry
             Counties, Michigan, General Obligation Bonds, Series 2005:
       1,000  5.000%, 5/01/25 - MBIA Insured                               5/15 at 100.00       AAA        1,074,810
       1,135  5.000%, 5/01/26 - MBIA Insured                               5/15 at 100.00       AAA        1,217,038

       1,195 Carman-Ainsworth Community School District, Genesee County,   5/12 at 100.00       AAA        1,334,827
              Michigan, General Obligation Bonds, Series 2002, 5.500%,
              5/01/19 - FGIC Insured

       1,850 Chippewa Valley Schools, Macomb County, Michigan, General     5/15 at 100.00       AAA        1,994,652
              Obligation Bonds, Series 2005, 5.000%, 5/01/24 - MBIA
              Insured
       1,800 Coopersville Area Public Schools, Ottawa and Muskegon         5/09 at 100.00       AAA        1,881,864
              Counties, Michigan, Unlimited Tax General Obligation
              School Building and Site Bonds, Series 1999, 5.000%,
              5/01/29 - MBIA Insured

       6,085 Detroit, Michigan, General Obligation Bonds, Series           4/14 at 100.00       AAA        6,700,680
              2004A-1, 5.250%, 4/01/20 - AMBAC Insured

       1,000 Detroit City School District, Wayne County, Michigan,         5/13 at 100.00       AAA        1,110,390
              General Obligation Bonds, Series 2002A, 5.375%, 5/01/24 -
              FGIC Insured

             Detroit City School District, Wayne County, Michigan,
             Unlimited Tax School Building and Site Improvement Bonds,
             Series 2001A:
       2,000  5.500%, 5/01/21 - FSA Insured                                5/12 at 100.00       AAA        2,210,160
         250  5.125%, 5/01/31 - FSA Insured                                5/12 at 100.00       AAA          263,595

       1,245 Edwardsburg Public School, Cass County, Michigan, General     5/14 at 100.00       AAA        1,334,179
              Obligation Bonds, Series 2004, 5.000%, 5/01/24 - FSA
              Insured
       1,125 Ferndale Public School District, Oakland County, Michigan,      No Opt. Call       AAA        1,208,205
              General Obligation Bonds, Series 2004, 5.000%, 5/01/23 -
              FGIC Insured
             Fitzgerald Public School District, Macomb County, Michigan,
             General Obligation Bonds, Series 2004B:
       2,125  5.000%, 5/01/18 - AMBAC Insured                             11/14 at 100.00       AAA        2,326,089
       1,125  5.000%, 5/01/19 - AMBAC Insured                             11/14 at 100.00       AAA        1,225,879

       2,000 Garden City School District, Wayne County, Michigan,          5/11 at 100.00        AA        2,087,780
              General Obligation Refunding Bonds, Series 2001, 5.000%,
              5/01/26

----
34

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  4,350 Hartland Consolidated School District, Livingston County,     5/11 at 100.00        AA $      4,558,496
              Michigan, General Obligation Refunding Bonds, Series 2001,
              5.125%, 5/01/29

       1,000 Hastings Area School System, Barry County, Michigan,          5/11 at 100.00       AAA        1,045,490
              Unlimited Tax General Obligation, Building and Site Bonds,
              Series 2001, 5.000%, 5/01/26 - MBIA Insured

       2,000 Howell Public Schools, Livingston County, Michigan, General  11/13 at 100.00        AA        2,150,540
              Obligation Bonds, Series 2003, 5.000%, 5/01/24

       1,000 Jackson Public Schools, Jackson County, Michigan, General     5/14 at 100.00       AAA        1,075,510
              Obligation School Building and Site Bonds, Series 2004,
              5.000%, 5/01/22 - FSA Insured

       1,030 Kent County, Michigan, General Obligation Bonds, Series      12/14 at 100.00       AAA        1,117,952
              2004A, 5.000%, 12/01/22

       1,300 Lansing Community College, Michigan, General Obligation       5/13 at 100.00       AAA        1,410,383
              Bonds, Series 2003, 5.000%, 5/01/20 - MBIA Insured

       1,000 Livonia Municipal Building Authority, Wayne County,           5/10 at 100.00       AAA        1,051,490
              Michigan, General Obligation Bonds, Series 2001, 5.000%,
              5/01/27 - FGIC Insured

       2,700 Livonia Public Schools, Wayne County, Michigan, Unlimited       No Opt. Call       AAA        2,467,368
              Tax General School Building and Site Bonds, Series
              1992-II, 0.000%, 5/01/08 - FGIC Insured

       2,000 Livonia Public Schools, Wayne County, Michigan, General       5/14 at 100.00       AAA        2,157,260
              Obligation Bonds, Series 2004A, 5.000%, 5/01/21 - MBIA
              Insured

       2,800 Michigan Municipal Bond Authority, Local Government Loan        No Opt. Call       AAA        2,549,512
              Program Revenue Bonds, Pontiac School District, Series
              1991C, 0.000%, 6/15/08 - FSA Insured

       3,250 Michigan, General Obligation Bonds, Environmental             5/13 at 100.00        AA        3,581,142
              Protection Program, Series 2003A, 5.250%, 5/01/21

       2,000 Muskegon Public Schools, Muskegon County, Michigan, General   5/14 at 100.00       AAA        2,165,080
              Obligation Bonds, Series 2004, 5.000%, 5/01/20 - FSA
              Insured

       1,130 Novi, Michigan, General Obligation Bonds, Series 2002,       10/13 at 100.00       AAA        1,265,747
              5.250%, 10/01/15 - FSA Insured

             Okemos Public School District, Ingham County, Michigan,
             General Obligation Refunding Bonds, Series 1993:
       1,000  0.000%, 5/01/17 - MBIA Insured                                 No Opt. Call       AAA          608,670
       1,020  0.000%, 5/01/18 - MBIA Insured                                 No Opt. Call       AAA          590,254

       3,000 Southgate Community School District, Wayne County,            5/09 at 100.00       AAA        3,099,420
              Michigan, General Obligation Bonds, Series 1999, 5.000%,
              5/01/25 - FGIC Insured

       1,625 Walled Lake Consolidated School District, Oakland County,     5/14 at 100.00       AAA        1,786,899
              Michigan, General Obligation Bonds, Series 2004, 5.250%,
              5/01/22 - MBIA Insured

       1,170 Waverly Community Schools, Ingham County, Michigan, General   5/15 at 100.00       AAA        1,270,456
              Obligation Bonds, Series 2005, 5.000%, 5/01/21 - FSA
              Insured

       3,270 West Ottawa Public School District, Ottawa County,              No Opt. Call       AAA        1,990,351
              Michigan, General Obligation Refunding Bonds, Series 1992,
              0.000%, 5/01/17 - FGIC Insured

       5,175 Williamston Community School District, Michigan, Unlimited      No Opt. Call       AAA        6,142,673
              Tax General Obligation QSBLF Bonds, Series 1996, 5.500%,
              5/01/25 - MBIA Insured

             Zeeland Public Schools, Ottawa and Allegan Counties,
             Michigan, General Obligation Bonds, Series 2005:
       3,170  5.000%, 5/01/22 - FGIC Insured                               5/15 at 100.00       AAA        3,431,335
       3,350  5.000%, 5/01/25 - FGIC Insured                               5/15 at 100.00       AAA        3,600,613
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 15.3%

       1,655 Detroit, Michigan, Building Authority Revenue Bonds,          2/07 at 101.00         A        1,698,791
              District Court Madison Center, Series 1996A,
              6.150%, 2/01/11

      11,000 Detroit-Wayne County Stadium Authority, Michigan, Limited     2/07 at 102.00       AAA       11,531,960
              Tax General Obligation Building Authority Stadium Bonds,
              Series 1997, 5.250%, 2/01/27 - FGIC Insured

             Grand Rapids Downtown Development Authority, Michigan, Tax
             Increment Revenue Bonds, Series 1994:
       3,985  0.000%, 6/01/17 - MBIA Insured                                 No Opt. Call       AAA        2,419,971
       3,295  0.000%, 6/01/18 - MBIA Insured                                 No Opt. Call       AAA        1,902,467
       1,650  6.875%, 6/01/24 - MBIA Insured                               6/05 at 101.00       AAA        1,671,896

----
35

Portfolio of Investments
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $    250 Michigan Municipal Bond Authority, Wayne County, Local        6/05 at 100.00       AAA $        250,380
              Government Loan Program Revenue Bonds, Series 1991A,
              4.750%, 12/01/09 - FGIC Insured

       4,055 Michigan Municipal Bond Authority, Drinking Water Revolving  10/14 at 100.00       AAA        4,366,424
              Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24

             Michigan State Building Authority, Revenue Bonds,
             Facilities Program, Series 2001I:
       2,720  5.500%, 10/15/19                                            10/11 at 100.00       AA-        3,022,110
       5,000  5.000%, 10/15/24                                            10/11 at 100.00       AA-        5,324,850

       2,000 Michigan State Building Authority, Revenue Refunding Bonds,  10/13 at 100.00       AAA        2,162,740
              Facilities Program, Series 2003II, 5.000%, 10/15/22 - MBIA
              Insured

       1,500 Michigan, Certificates of Participation, Series 2000,         6/10 at 100.00       AAA        1,632,210
              5.500%, 6/01/20 - AMBAC Insured

       6,000 Michigan House of Representatives, Certificates of              No Opt. Call       AAA        2,630,940
              Participation, Series 1998, 0.000%, 8/15/23 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
             Transportation - 1.2%

       3,000 Wayne County, Michigan, Airport Revenue Bonds, Detroit       12/08 at 101.00       AAA        3,146,760
              Metropolitan Airport, Series 1998B, 5.000%, 12/01/28 -
              MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 17.4%

         185 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00       AAA          196,448
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded to 7/01/10)

       2,500 Detroit, Michigan, Sewerage Disposal System Revenue Bonds,    1/10 at 101.00       AAA        2,818,800
              Series 1999A, 5.875%, 7/01/27 (Pre-refunded to 1/01/10) -
              FGIC Insured

       6,500 Detroit, Michigan, Sewerage Disposal System Revenue Bonds,    1/10 at 101.00       AAA        8,088,730
              Residual Option Long Series II-R-103, 8.430%, 7/01/20
              (Pre-refunded to 1/01/10) (IF)

       2,000 Detroit, Michigan, Senior Lien Water Supply System Revenue    1/10 at 101.00       AAA        2,244,420
              Bonds, Series 1999A, 5.750%, 7/01/26 (Pre-refunded to
              1/01/10) - FGIC Insured

       1,000 Frankenmuth School District, Saginaw and Tuscola Counties,    5/10 at 100.00       AAA        1,114,400
              Michigan, Unlimited Tax General Obligation School Building
              and Site Bonds, Series 2000, 5.625%, 5/01/16 (Pre-refunded to 5/01/10) - FGIC Insured

       2,000 Jonesville Community Schools, Hillsdale and Jackson           5/09 at 100.00       AAA        2,200,820
              Counties, Michigan, Unlimited Tax General Obligation
              Building and Site Bonds, Series 1999, 5.750%, 5/01/29
              (Pre-refunded to 5/01/09) - FGIC Insured

       3,750 Kent Hospital Finance Authority, Michigan, Revenue Bonds,     6/05 at 100.00     AA***        4,015,538
              Spectrum Health, Series 2001A, 5.500%, 1/15/31
              (Pre-refunded to 6/02/05)

       2,000 Macomb Township Building Authority, Macomb County,            4/08 at 101.00       AAA        2,184,960
              Michigan, General Obligation Bonds, Series 2000, 6.000%,
              4/01/27 (Pre-refunded to 4/01/08) - FGIC Insured

       1,220 Michigan, Certificates of Participation, New Center           9/11 at 100.00       AAA        1,362,435
              Development Inc., Series 2001, 5.375%,
              9/01/21 (Pre-refunded to 9/01/11) - MBIA Insured

       5,000 Michigan State Hospital Finance Authority, Hospital Revenue  11/09 at 101.00       AAA        5,668,450
              Bonds, Ascension Health Credit Group, Series 1999A,
              6.125%, 11/15/26 (Pre-refunded to 11/15/09)

             Michigan State Hospital Finance Authority, Hospital Revenue
             Bonds, Presbyterian Villages of Michigan Obligated Group,
             Series 1997:
         600  6.375%, 1/01/15 (Pre-refunded to 1/01/07)                    1/07 at 102.00    N/R***          642,078
         500  6.375%, 1/01/25 (Pre-refunded to 1/01/07)                    1/07 at 102.00    N/R***          535,065

          75 Michigan South Central Power Agency, Power Supply System        No Opt. Call     A3***           85,912
              Revenue Bonds, Series 2000, 6.000%, 5/01/12

       2,000 Michigan State Trunk Line, Fund Bonds, Series 2001A,         11/11 at 100.00       AAA        2,200,580
              5.000%, 11/01/25 (Pre-refunded to 11/01/11) - FSA Insured

       1,500 Portage Lake Water and Sewerage Authority, Houghton County,  10/05 at 102.00       AAA        1,546,785
              Michigan, Limited Tax General Obligation Refunding Bonds,
              Series 1995, 6.200%, 10/01/20 (Pre-refunded to 10/01/05) -
              AMBAC Insured

       1,215 Potterville Public Schools, Easton County, Michigan,          5/09 at 100.00       AAA        1,336,998
              Unlimited Tax School Building and Site Bonds, Series 1999,
              5.750%, 5/01/20 (Pre-refunded to 5/01/09) - FSA Insured

----
36

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** (continued)

    $  1,235 Rochester Community School District, Oakland and Macomb       5/10 at 100.00       AAA $      1,383,274
              Counties, Michigan, General Obligation Bonds, Series
              2000I, 5.750%, 5/01/19 (Pre-refunded to 5/01/10) - FGIC
              Insured

       1,085 Romulus Tax Increment Finance Authority, Wayne County,       11/06 at 100.00    N/R***        1,136,896
              Michigan, Limited Obligation Development Revenue Bonds,
              Series 1994, 6.750%, 11/01/19 (Pre-refunded to 11/01/06)

       2,500 Taylor Building Authority, Wayne, Michigan, Limited Tax       3/10 at 100.00       AAA        2,723,950
              General Obligation Bonds, Series 2000, 5.125%, 3/01/17
              (Pre-refunded to 3/01/10) - AMBAC Insured

       7,000 Vicksburg Community Schools, Kalamazoo and St. Joseph          5/06 at 37.24       AAA        2,539,740
              Counties, Michigan, General Obligation Bonds, Series 1991,
              0.000%, 5/01/20 (Pre-refunded to 5/01/06) - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             Utilities - 4.2%

       1,000 Lansing Board of Water and Light, Michigan, Steam and         7/13 at 100.00       AAA        1,083,320
              Electric Utility System Revenue Bonds, Series 2003A,
              5.000%, 7/01/21 - FSA Insured

       1,000 Michigan Public Power Agency, Revenue Bonds, Combustion       1/12 at 100.00       AAA        1,079,490
              Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 - AMBAC
              Insured

         925 Michigan South Central Power Agency, Power Supply System        No Opt. Call        A3        1,024,299
              Revenue Bonds, Series 2000, 6.000%, 5/01/12

       3,300 Michigan Strategic Fund, Collateralized Limited Obligation    9/11 at 100.00        A3        3,502,483
              Pollution Control Revenue Refunding Bonds, Fixed Rate
              Conversion, Detroit Edison Company, Series 1999C, 5.650%,
              9/01/29 (Alternative Minimum Tax)

       1,000 Monroe County Economic Development Corporation, Michigan,       No Opt. Call       AAA        1,341,970
              Collateralized Limited Obligation Revenue Refunding Bonds,
              Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 -
              FGIC Insured

       4,000 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call       AAA        2,508,240
              Refunding Bonds, Series 1989O, 0.000%, 7/01/17 - MBIA
              Insured
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 7.4%

       4,455 Detroit, Michigan, Sewerage Disposal System Revenue Bonds,      No Opt. Call       AAA        2,430,203
              Series 1999A, 0.000%, 7/01/19 - FGIC Insured

       3,000 Detroit, Michigan, Senior Lien Sewerage Disposal System       7/11 at 100.00       AAA        3,189,030
              Revenue Bonds, Series 2001A, 5.125%, 7/01/31 - FGIC Insured

             Detroit, Michigan, Senior Lien Water Supply System Revenue
             Bonds, Series 2001A:
       2,500  5.000%, 7/01/30 - FGIC Insured                               7/11 at 100.00       AAA        2,602,900
       3,000  5.500%, 7/01/33 - FGIC Insured                               7/11 at 101.00       AAA        3,305,310

       5,000 Detroit, Michigan, Senior Lien Water Supply System Revenue    7/13 at 100.00       AAA        5,355,850
              Bonds, Series 2003A, 5.000%, 7/01/25 - MBIA Insured

       1,625 Lansing, Michigan, Sewerage Disposal System Revenue Bonds,    5/14 at 100.00       AAA        1,752,774
              Series 2003, 5.000%, 5/01/21 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
    $253,570 Total Long-Term Investments (cost $229,991,818) - 98.8%                                     249,246,508
--------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.2%                                                          3,053,970
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $    252,300,478
             -------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
37

Portfolio of Investments
NUVEEN MISSOURI MUNICIPAL BOND FUND
May 31, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.8%

    $  3,225 St. Louis Industrial Development Authority, Missouri,           No Opt. Call       AAA $     2,138,530
              Senior Lien Revenue Bonds, St. Louis Convention Center
              Headquarters Hotel, Series 2000A, 0.000%, 7/15/15 - AMBAC
              Insured
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.6%

       3,000 Cape Girardeau County Industrial Development Authority,       5/08 at 101.00       AA-       3,097,080
              Missouri, Solid Waste Disposal Revenue Bonds, Procter &
              Gamble Products Company Project, Series 1998, 5.300%,
              5/15/28 (Alternative Minimum Tax)

       8,100 Missouri Development Finance Board, Solid Waste Disposal        No Opt. Call       AA-       9,055,638
              Revenue Bonds, Procter and Gamble Inc., Series 1999,
              5.200%, 3/15/29 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 8.4%

             Curators of the University of Missouri, System Facilities
             Revenue Bonds, Series 2003A:
       1,000  5.000%, 11/01/21                                            11/13 at 100.00        AA       1,087,000
       1,200  5.000%, 11/01/31                                            11/13 at 100.00        AA       1,269,612

       1,000 Kansas City Metropolitan Community Colleges Building          7/11 at 100.00       Aaa       1,108,410
              Corporation, Missouri, Leasehold Revenue Bonds, Junior
              College District of Metropolitan Kansas City, Series 2001,
              5.500%, 7/01/18 - FGIC Insured

       4,190 Missouri Higher Education Loan Authority, Subordinate Lien    8/05 at 101.00        A2       4,325,337
              Student Loan Revenue Bonds, Series 1994F, 6.750%, 2/15/09
              (Alternative Minimum Tax)

       1,000 Missouri Health and Educational Facilities Authority,           No Opt. Call       AAA       1,168,320
              Revenue Bonds, Washington University, Series 2001A,
              5.500%, 6/15/16

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Maryville University of St. Louis, Series
             1997:
       1,000  5.625%, 6/15/13                                              6/07 at 101.00      Baa2       1,038,780
       1,750  5.750%, 6/15/17                                              6/07 at 101.00      Baa2       1,811,915

       1,100 Missouri Health and Educational Facilities Authority,        10/08 at 100.00       N/R       1,106,424
              Revenue Bonds, Barstow School, Series 1998, 5.250%,
              10/01/23

       1,000 Missouri Health and Educational Facilities Authority,         1/10 at 100.00        AA       1,083,920
              Revenue Bonds, Central Institute for the Deaf, Series
              1999, 5.850%, 1/01/22 - RAAI Insured

         900 Missouri Health and Educational Facilities Authority,         6/08 at 102.00        A1         960,975
              Revenue Bonds, Stephens College, Series 1999, 6.000%,
              6/01/24

       1,100 Missouri Health and Educational Facilities Authority,         6/10 at 100.00      Baa2       1,184,524
              Revenue Bonds, Maryville University of St. Louis, Series
              2000, 6.750%, 6/15/30

       1,360 Missouri Health and Educational Facilities Authority,         4/11 at 100.00       Aaa       1,502,705
              Revenue Bonds, Webster University, Series 2001, 5.500%,
              4/01/18 - MBIA Insured

             St. Louis County Industrial Development Authority,
             Missouri, Revenue Bonds, Kiel Center Multipurpose Arena,
             Series 1992:
         650  7.625%, 12/01/09 (Alternative Minimum Tax)                   6/05 at 100.00       N/R         653,504
       1,000  7.750%, 12/01/13 (Alternative Minimum Tax)                   6/05 at 100.00       N/R       1,018,900
         500  7.875%, 12/01/24 (Alternative Minimum Tax)                   6/05 at 100.00       N/R         510,700

       2,060 Southeast Missouri State University, System Facilities        4/11 at 100.00       Aaa       2,153,586
              Revenue Refunding and Improvement Bonds, Series 2001,
              5.000%, 4/01/26 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 9.6%

       1,250 Joplin Industrial Development Authority, Missouri, Health     2/15 at 102.00      BBB+       1,315,425
              Facilities Revenue Bonds, Freeman Health System, Series
              2004, 5.500%, 2/15/29

       1,000 Missouri Health and Educational Facilities Authority,         6/11 at 101.00       AAA       1,065,440
              Revenue Bonds, St. Luke's Health System, Series 2001,
              5.250%, 12/01/26 - FSA Insured

       1,000 Missouri Health and Educational Facilities Authority,         5/13 at 100.00        AA       1,059,910
              Revenue Bonds, BJC Health System, Series 2003, 5.125%,
              5/15/25

       2,750 Missouri Health and Educational Facilities Authority,         2/14 at 100.00      BBB+       2,935,708
              Revenue Bonds, Lake Regional Health System, Series 2003,
              5.700%, 2/15/34

       1,000 Missouri Health and Educational Facilities Authority,         5/15 at 100.00        AA       1,066,200
              Revenue Bonds, BJC Health System, Series 2005A, 5.000%,
              5/15/22

----
38

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Freeman Health System, Series 1998:
    $  1,500  5.250%, 2/15/18                                              2/08 at 102.00      BBB+ $     1,542,900
       1,300  5.250%, 2/15/28                                              2/08 at 102.00      BBB+       1,316,913

         500 Missouri Health and Educational Facilities Authority,        11/06 at 100.00      BBB+         503,535
              Revenue Bonds, Capital Region Medical Center, Series 1998,
              5.250%, 11/01/23

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, St. Anthony's Medical Center, Series 2000:
       1,220  6.250%, 12/01/12                                            12/10 at 101.00         A       1,373,269
       2,000  6.250%, 12/01/30                                            12/10 at 101.00         A       2,165,820

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
       2,650  0.000%, 9/01/17 - MBIA Insured                                 No Opt. Call       AAA       1,586,900
       4,740  0.000%, 9/01/21 - MBIA Insured                                 No Opt. Call       AAA       2,318,334
       6,300  0.000%, 9/01/22 - MBIA Insured                                 No Opt. Call       AAA       2,923,830

       1,000 New Liberty Hospital District, Missouri, Revenue Bonds,      12/11 at 100.00       AAA       1,054,110
              Series 2001, 5.000%, 12/01/21 - AMBAC Insured

       2,880 Taney County Industrial Development Authority, Missouri,      5/08 at 101.00       BBB       2,931,322
              Hospital Revenue Bonds, Skaggs Community Hospital
              Association, Series 1998, 5.400%, 5/15/28
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 8.2%

             Clay County Industrial Development Authority, Missouri,
             GNMA Multifamily Housing Revenue Bonds, Oak Creek
             Apartments, Series 2002:
       1,320  6.125%, 7/20/25 (Alternative Minimum Tax)                    7/13 at 105.00       AAA       1,423,963
       2,530  6.300%, 1/20/38 (Alternative Minimum Tax)                    7/13 at 103.00       AAA       2,726,708

          70 Missouri Housing Development Commission, FHA-Insured          7/05 at 100.00       Aaa          70,085
              Mortgage Loan Housing Development Refunding Bonds, Series
              1992, 6.600%, 7/01/24 (Pre-refunded to 7/01/05)

         885 Missouri Housing Development Commission, Multifamily         12/05 at 103.00       N/R         910,258
              Housing Revenue Bonds, Primm Place Apartments, Series
              1995A, 6.250%, 12/01/17 (Alternative Minimum Tax)

       2,545 Missouri Housing Development Commission, Multifamily          4/08 at 102.00       N/R       2,502,804
              Housing Revenue Bonds, Mansion Apartments II, Series 1999,
              6.125%, 4/01/22 (Alternative Minimum Tax)

             Missouri Housing Development Commission, GNMA
             Collateralized Multifamily Housing Revenue Bonds, JB Hughes
             Apartments I and II, Series 2002G:
         271  6.200%, 5/20/19                                              5/12 at 105.00       Aaa         292,832
         975  6.300%, 5/20/37                                              5/12 at 105.00       Aaa       1,046,965

       1,805 St. Louis County Industrial Development Authority,            1/09 at 105.00       AAA       1,866,280
              Missouri, GNMA Collateralized Subordinate Lien Housing
              Revenue Refunding Bonds, Southfield and Oak Forest II
              Apartments, Series 2002A, 5.200%, 1/20/36

       9,105 St. Louis County Industrial Development Authority,            8/06 at 105.00       AAA       9,684,989
              Missouri, GNMA Mortgage-Backed Multifamily Housing Revenue
              Bonds, Covington Manor Apartments, Series 1996A, 6.875%,
              8/20/36 (Alternative Minimum Tax)

         925 Universal City Industrial Development Authority, Missouri,    8/07 at 102.00       Aaa         962,833
              GNMA Collateralized Revenue Refunding Bonds, River Valley
              Apartments, Series 1997A, 5.900%, 2/20/37
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.2%

         240 Missouri Housing Development Commission, GNMA/FNMA Single     1/07 at 102.00       AAA         241,606
              Family Mortgage Revenue Bonds, Homeownership Loan Program,
              Series 1996D, 6.125%, 3/01/28 (Alternative Minimum Tax)

          85 Missouri Housing Development Commission, GNMA/FNMA Single     3/07 at 105.00       AAA          85,624
              Family Mortgage Revenue Bonds, Homeownership Loan Program,
              Series 1997A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)

         230 Missouri Housing Development Commission, Single Family        3/06 at 105.00       AAA         231,688
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)

             Missouri Housing Development Commission, GNMA Single Family
             Remarketed Mortgage Revenue Bonds, Homeownership Loan
             Program, Series 1995B:
         420  6.375%, 9/01/20 (Alternative Minimum Tax)                    9/06 at 102.00       AAA         422,549
         340  6.450%, 9/01/27 (Alternative Minimum Tax)                    9/06 at 102.00       AAA         342,128

----
39

Portfolio of Investments
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

    $    235 Missouri Housing Development Commission, Single Family        9/06 at 105.00       AAA $       237,247
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)

         185 Missouri Housing Development Commission, Single Family        3/08 at 105.00       AAA         186,289
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              1998B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)

         520 Missouri Housing Development Commission, Single Family        9/09 at 100.00       AAA         539,386
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2000A-1, 6.300%, 9/01/25 (Alternative Minimum Tax)

         300 Missouri Housing Development Commission, Single Family        3/10 at 100.00       AAA         317,403
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2000B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)

       3,000 Missouri Housing Development Commission, Single Family        9/14 at 100.00       AAA       3,256,980
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 10.5%

       1,000 Cole County Industrial Development Authority, Missouri,       2/14 at 100.00       N/R       1,055,760
              Revenue Bonds, Lutheran Senior Services - Heisinger
              Project, Series 2004, 5.500%, 2/01/35

       4,250 Kansas City Industrial Development Authority, Missouri,      11/08 at 102.00       N/R       3,965,972
              Retirement Center Revenue Refunding and Improvement Bonds,
              Kingswood Project, Series 1998A, 5.875%, 11/15/29

       1,000 Lees Summit Industrial Development Authority, Missouri,       8/05 at 102.00       N/R       1,024,780
              Health Facilities Revenue Bonds, John Knox Village, Series
              1995, 6.625%, 8/15/13

       5,000 Lees Summit Industrial Development Authority, Missouri,       8/09 at 101.00       N/R       5,357,100
              Health Facilities Revenue Bonds, John Knox Village, Series
              1999, 6.000%, 8/15/17

       1,500 Lees Summit Industrial Development Authority, Missouri,       8/12 at 101.00       N/R       1,615,410
              Health Facilities Revenue Bonds, John Knox Village, Series
              2002, 5.700%, 8/15/22

       1,285 Missouri Development Finance Board, Healthcare Facilities    11/11 at 100.00        A2       1,360,982
              Revenue Bonds, Lutheran Home for the Aged, Series 2001A,
              5.600%, 11/01/21

       3,750 Missouri Health and Educational Facilities Authority,         2/06 at 102.00       N/R       3,870,075
              Revenue Bonds, Lutheran Senior Services, Series 1996A,
              6.375%, 2/01/27

       3,500 Missouri Health and Educational Facilities Authority,         2/07 at 102.00       N/R       3,648,960
              Revenue Bonds, Lutheran Senior Services, Series 1997,
              5.875%, 2/01/23

       1,800 St. Louis County Industrial Development Authority,            9/06 at 102.00       N/R       1,868,364
              Missouri, Revenue Refunding Bonds, Friendship Village of
              West County, Series 1996A, 6.250%, 9/01/10

       2,425 St. Louis County Industrial Development Authority,            8/05 at 104.00       AAA       2,532,767
              Missouri, GNMA Collateralized Healthcare Facilities
              Revenue Bonds, Mother of Perpetual Help Residence Inc.,
              Series 1995, 6.250%, 8/01/28

       1,200 St. Louis County Industrial Development Authority,            3/10 at 102.00       AAA       1,280,532
              Missouri, GNMA Collateralized Healthcare Facilities
              Revenue Bonds, Mary, Queen and Mother Association, Series
              2001, 5.400%, 9/20/34
-------------------------------------------------------------------------------------------------------------------
             Materials - 0.4%

       1,000 Sugar Creek, Missouri, Industrial Development Revenue         6/13 at 101.00       BBB       1,040,770
              Bonds, Lafarge North America Inc., Series 2003A, 5.650%,
              6/01/37 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 14.4%

       1,500 Branson Reorganized School District R-4, Taney County,        3/15 at 100.00       AAA       1,610,625
              Missouri, General Obligation Bonds, Series 2005, 5.000%,
              3/01/25 (WI, settling 6/01/05) - FSA Insured

       1,465 Camdenton Reorganized School District R3, Camden County,      3/12 at 100.00       AAA       1,603,120
              Missouri, General Obligation Bonds, Series 2004, 5.250%,
              3/01/24 - FSA Insured

       1,500 Camdenton Reorganized School District R3, Camden County,        No Opt. Call       AAA       1,660,920
              Missouri, General Obligation Bonds, Series 2005, 5.250%,
              3/01/24 - FSA Insured

       2,000 Cass County Reorganized School District R-II, Raymore and     3/12 at 100.00       AAA       2,176,080
              Peculiar, Missouri, General Obligation Bonds, Series 2002,
              5.250%, 3/01/20 - FSA Insured

         540 Clay County Public School District 53, Liberty, Missouri,     3/12 at 100.00       AA+         584,609
              General Obligation Bonds, Series 2001C, 5.200%, 3/01/21

       1,280 Clay County Public School District 53, Liberty, Missouri,     3/12 at 100.00       AAA       1,358,093
              General Obligation Bonds, Series 2002B, 5.000%, 3/01/22 -
              FSA Insured

----
40

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,000 Greene County Reorganized School District R8, Missouri,       3/12 at 100.00       AAA $     1,088,040
              General Obligation Bonds, Series 2002, 5.250%, 3/01/20 -
              FSA Insured

       2,500 Hickman Mills C-1 School District, Jackson County,            3/13 at 100.00       AAA       2,710,975
              Missouri, General Obligation Bonds, Series 2003, 5.000%,
              3/01/21 - FSA Insured

       1,000 Jackson County School District R-7, Lees Summit, Missouri,    3/12 at 100.00       AAA       1,099,610
              General Obligation Refunding and Improvement Bonds, Series
              2002, 5.250%, 3/01/18 - FSA Insured

       1,450 Jackson County Reorganized School District R-7, Lees          3/14 at 100.00       Aaa       1,562,186
              Summit, Missouri, General Obligation Bonds, Series 2004,
              5.000%, 3/01/21 - MBIA Insured

       1,000 Jefferson City School District, Missouri, General               No Opt. Call       Aa2       1,138,270
              Obligation Bonds, Series 1991A, 6.700%, 3/01/11

       3,000 Kansas City, Missouri, General Obligation Bonds, Series       2/14 at 100.00        AA       3,223,410
              2004F, 5.000%, 2/01/24

       1,000 Pevely, Missouri, General Obligation Bonds, Series 2004,      3/13 at 100.00        AA       1,064,360
              5.250%, 3/01/24 - RAAI Insured

       2,275 Platte County Reorganized School District R3, Missouri,       3/14 at 100.00       AAA       2,465,031
              General Obligation Bonds, Series 2004, 5.000%, 3/01/20 -
              MBIA Insured

         750 Polk County R-1 School District, Bolivar, Missouri, General   3/10 at 100.00       AA+         824,340
              Obligation Bonds, Missouri Direct Deposit Program, Series
              2000, 5.700%, 3/01/20

       1,345 St. Louis County Pattonville School District R3, Missouri,      No Opt. Call       AAA       1,644,276
              General Obligation Bonds, Series 2000, 6.500%, 3/01/14 -
              FGIC Insured

       1,900 St. Louis County Pattonville School District R3, Missouri,    3/14 at 100.00       AAA       2,102,597
              General Obligation Bonds, Series 2004, 5.250%, 3/01/20 -
              FSA Insured

       1,605 St. Louis Board of Education, Missouri, General Obligation    4/13 at 100.00       AAA       1,742,276
              Refunding Bonds, Series 2003A, 5.000%, 4/01/20 - FSA
              Insured

             Springfield School District R12, Missouri, General
             Obligation Bonds, Series 2003:
       2,875  5.125%, 3/01/20 - FGIC Insured                               3/13 at 100.00       AAA       3,142,605
       3,000  5.000%, 3/01/22 - FGIC Insured                               3/13 at 100.00       AAA       3,245,400
       1,500  5.000%, 3/01/23 - FGIC Insured                               3/13 at 100.00       AAA       1,619,775
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 19.0%

         830 Brentwood, Missouri, Tax Increment Refunding Bonds,           4/09 at 100.00        AA         853,149
              Promenade Project, Series 2002, 4.700%, 4/01/19 - RAAI
              Insured

       1,875 Christian County Public Building Corporation, Missouri,       6/10 at 100.00        AA       2,032,875
              Leasehold Revenue Bonds, Justice Center Project, Series
              2000, 5.450%, 6/01/15 - RAAI Insured

       1,035 Dunklin County, Missouri, Certificates of Participation,     12/14 at 100.00       AAA       1,125,945
              Series 2004, 5.000%, 12/01/19 - FGIC Insured

       2,750 Fenton, Missouri, Tax Increment Refunding and Improvement    10/12 at 100.00       N/R       2,843,115
              Revenue Bonds, Gravois Bluffs Redevelopment Project,
              Series 2002, 6.125%, 10/01/21

       3,000 Harrisonville, Missouri, Lease Participation Certificates,   12/13 at 100.00       AAA       3,195,450
              Series 2003, 5.000%, 12/01/22 - XLCA Insured

       3,490 Howard Bend Levee District, St. Louis County, Missouri,       3/09 at 101.00       N/R       3,684,498
              Levee District Improvement Bonds, Series 1999, 5.850%,
              3/01/19

       1,200 Kansas City Land Clearance Redevelopment Authority,          12/05 at 102.00       AAA       1,240,944
              Missouri, Lease Revenue Bonds, Municipal Auditorium and
              Muehlebach Hotel Redevelopment Projects, Series
              1995A, 5.900%, 12/01/18 - FSA Insured

             Mehlville School District R-9, St. Louis County, Missouri,
             Certificates of Participation, Capital Improvement
             Projects, Series 2002:
       1,275  5.500%, 9/01/17 - FSA Insured                                9/12 at 100.00       AAA       1,428,727
       1,000  5.500%, 9/01/18 - FSA Insured                                9/12 at 100.00       AAA       1,119,220

       3,885 Missouri Association of Rural Education, Pulaski County,      3/09 at 100.00       AAA       4,107,067
              Certificates of Participation, Waynesville School District
              R-6, Series 2004, 5.100%, 3/01/24 - MBIA Insured

       1,500 Missouri Development Finance Board, Kansas City,              4/10 at 100.00       AAA       1,655,820
              Infrastructure Facilities Revenue Bonds, Midtown
              Redevelopment Project, Series 2000A, 5.750%, 4/01/22 -
              MBIA Insured

       4,000 Missouri Development Finance Board, Independence,             4/11 at 100.00        A+       4,169,880
              Infrastructure Facilities Revenue Bonds, Santa Fe
              Redevelopment Project, Series 2001, 5.250%, 4/01/23

----
41

Portfolio of Investments
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  2,000 Missouri Development Finance Board, Infrastructure            3/10 at 100.00       N/R $     2,060,340
              Facilities Revenue Bonds, Riverside-Quindaro Bend Levee
              District L-385, Series 2001, 5.800%, 3/01/20

         450 Monarch-Chesterfield Levee District, St. Louis County,        3/10 at 101.00       AAA         501,404
              Missouri, Levee District Improvement Bonds, Series 1999,
              5.750%, 3/01/19 - MBIA Insured

       1,705 O'Fallon, Missouri, Certificates of Participation, Series     2/12 at 100.00       Aaa       1,872,994
              2002, 5.250%, 2/01/15 - MBIA Insured

         900 Puerto Rico, Highway Revenue Bonds, Highway and               7/16 at 100.00         A       1,006,020
              Transportation Authority, Series 1996Y, 5.500%, 7/01/36

       3,000 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call       BBB       3,429,450
              Government Facilities Revenue Bonds, Series 1993L, 5.500%,
              7/01/21

       1,170 Riverside, Missouri, Tax Increment Revenue Bonds, L-385       5/15 at 100.00       BBB       1,217,198
              Levee Project, Series 2004, 5.250%, 5/01/20

         600 St. Joseph Industrial Development Authority, Missouri, Tax   11/14 at 100.00       N/R         607,668
              Increment Bonds, Shoppes at North Village Project, Series
              2005A, 5.500%, 11/01/27

       1,240 St. Louis Municipal Finance Corporation, Missouri,            2/12 at 100.00       Aaa       1,399,476
              Leasehold Revenue Bonds, Carnahan Courthouse, Series
              2002A, 5.750%, 2/15/17 - FGIC Insured

       1,750 St. Louis Regional Convention and Sports Complex Authority,   8/07 at 100.00       AAA       1,822,258
              Missouri, Lease Revenue Refunding Bonds, Series 1997C,
              5.300%, 8/15/20 - AMBAC Insured

       2,950 Springfield Public Building Corporation, Missouri, Lease      6/10 at 100.00       AAA       3,324,001
              Revenue Bonds, Jordan Valley Park Projects, Series 2000A,
              6.125%, 6/01/21 - AMBAC Insured

       2,500 Springfield Public Building Corporation, Missouri, Lease      3/14 at 100.00       Aaa       2,666,725
              Revenue Bonds, Series 2004, 5.000%, 3/01/24 - AMBAC Insured

       1,945 Springfield Center City Development Corporation, Missouri,    6/12 at 100.00       Aaa       2,046,354
              Lease Revenue Bonds, Jordan Valley Park Exposition Center,
              Series 2002A, 5.000%, 6/01/27 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Transportation - 7.0%

       2,000 Kansas City, Missouri, Passenger Facility Charge Revenue      4/11 at 101.00       AAA       2,081,260
              Bonds, Kansas City International Airport, Series 2001,
              5.000%, 4/01/23 (Alternative Minimum Tax) - AMBAC Insured

       5,000 St. Louis, Missouri, Airport Revenue Bonds, Airport           7/11 at 100.00       AAA       5,230,350
              Development Program, Series 2001A, 5.000%, 7/01/26 - MBIA
              Insured

             St. Louis, Missouri, Airport Revenue Refunding Bonds,
             Series 2003A:
       3,450  5.250%, 7/01/16 - FSA Insured                                7/13 at 100.00       AAA       3,811,664
       1,000  5.250%, 7/01/18 - FSA Insured                                7/13 at 100.00       AAA       1,097,520

             St. Louis Land Clearance Redevelopment Authority, Missouri,
             Revenue Refunding and Improvement Bonds, LCRA Parking
             Facilities, Series 1999C:
       1,000  7.000%, 9/01/19                                              9/09 at 102.00       N/R       1,083,220
       2,400  7.050%, 9/01/24                                              9/09 at 102.00       N/R       2,582,328

       2,250 St. Louis, Missouri, Revenue Refunding Bonds, Parking        12/06 at 102.00       AAA       2,368,193
              Facility, Series 1996, 5.375%, 12/15/21 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 3.8%

       2,285 Branson Public Building Corporation, Missouri, Leasehold     11/06 at 101.00    N/R***       2,410,561
              Revenue Bonds, City Hall and Fire Station Improvement
              Projects, Series 1995, 6.250%, 11/01/12 (Pre-refunded to
              11/01/06)

       4,500 Cape Girardeau County, Missouri, Single Family Mortgage         No Opt. Call       Aaa       3,107,700
              Revenue Bonds, Series 1983, 0.000%, 12/01/14

       1,025 Excelsior Springs School District, Missouri, Leasehold          No Opt. Call       AAA         731,235
              Revenue Bonds, Series 1994, 0.000%, 3/01/14 - FSA Insured

         235 Greene County, Missouri, Single Family Mortgage Revenue         No Opt. Call       Aaa         151,751
              Bonds, Series 1984, 0.000%, 3/01/16

       1,895 Missouri Health and Educational Facilities Authority,           No Opt. Call       Aaa       2,356,679
              Revenue Bonds, BJC Health System, Series 1994A, 6.750%,
              5/15/14

         950 Texas County, Missouri, Hospital Revenue Bonds, Texas         6/10 at 100.00    N/R***       1,120,069
              County Memorial Hospital, Series 2000, 7.250%, 6/15/25
              (Pre-refunded to 6/15/10)

----
42

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Utilities - 5.1%

    $  2,710 Columbia, Missouri, Water and Electric Revenue Bonds,        10/12 at 100.00       AAA $     2,860,351
              Series 2002A, 5.000%, 10/01/26 - AMBAC Insured

       1,195 Nixa, Missouri, Electric System Revenue Bonds, Series 2005,   4/13 at 100.00       AAA       1,256,148
              5.000%, 4/01/25 - XLCA Insured

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA       1,077,410
              Series 2002II, 5.125%, 7/01/26 - FSA Insured

       2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call       AAA       2,343,640
              Series 2003NN, 5.250%, 7/01/23 - MBIA Insured

       2,000 Sikeston, Missouri, Electric System Revenue Bonds, Series       No Opt. Call       AAA       2,233,300
              1992, 6.200%, 6/01/10 - MBIA Insured

       3,030 Sikeston, Missouri, Electric System Revenue Refunding           No Opt. Call       AAA       3,612,578
              Bonds, Series 1996, 6.000%, 6/01/14 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 5.4%

       1,825 Kansas City, Missouri, Sewerage System Revenue Bonds,         1/12 at 100.00        AA       1,995,418
              Series 2002D-1, 5.375%, 1/01/22

       3,385 Metropolitan St. Louis Sewerage District, Missouri, Revenue   5/14 at 100.00       AAA       3,672,353
              Bonds, Wastewater System, Series 2004A, 5.000%, 5/01/20 -
              MBIA Insured

       1,635 Missouri Environmental Improvement and Energy Resources       4/09 at 100.00        AA       1,764,819
              Authority, Water Facility Revenue Refunding Bonds,
              Tri-County Water Authority, Series 1999, 6.000%, 4/01/22 -
              RAAI Insured

       1,600 Missouri Development Finance Board, Independence,            11/14 at 100.00       AAA       1,717,328
              Infrastructure Facilities Revenue Bonds, Water System
              Improvement Projects, Series 2004, 5.000%, 11/01/24 -
              AMBAC Insured

       1,000 Missouri Environmental Improvement and Energy Resources       7/15 at 100.00       Aaa       1,081,850
              Authority, Water Pollution Control and Drinking Water
              Revenue Bonds, State Revolving Fund Program, Series 2005A,
              5.000%, 7/01/25

         435 Missouri Environmental Improvement and Energy Resources      10/05 at 100.00       Aaa         436,492
              Authority, Water Pollution Control Revenue Bonds, State
              Revolving Fund Program - Springfield Project, Series
              1990A, 7.000%, 10/01/10

         365 Missouri Environmental Improvement and Energy Resources       7/05 at 100.00       Aaa         366,121
              Authority, Water Pollution Control Revenue Bonds, State
              Revolving Fund Program - Multi-Participants, Series 1992A,
              6.550%, 7/01/14

         250 Missouri Environmental Improvement and Energy Resources       7/05 at 101.00       Aaa         252,763
              Authority, Water Pollution Control Revenue Bonds, State
              Revolving Fund Program - Multi-Participants, Series 1994B,
              7.200%, 7/01/16

             St. Charles County Public Water Supply District 2,
             Missouri, Certificates of Participation, Series 2002A:
         750  5.000%, 12/01/26 - MBIA Insured                             12/11 at 100.00       Aaa         787,523
       1,000  5.250%, 12/01/28 - MBIA Insured                             12/11 at 100.00       Aaa       1,074,480

       1,000 West Plains, Missouri, Sewerage System Revenue Bonds,         7/12 at 100.00       AAA       1,077,710
              Series 2004, 5.125%, 7/01/24 - FSA Insured
-------------------------------------------------------------------------------------------------------------------
    $253,626 Total Long-Term Investments (cost $243,884,069) - 99.4%                                    260,225,555
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.6%                                                         1,657,908
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   261,883,463
             -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

----
43

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND
May 31, 2005

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.2%

    $  6,885 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB $      6,967,207
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.0%

       4,090 Cleveland State University, Ohio, General Receipts Bonds,     6/13 at 100.00       AAA        4,409,470
              Series 2003A, 5.000%, 6/01/23 - FGIC Insured

       1,200 Ohio Higher Educational Facilities Commission, Revenue        9/06 at 101.00       Ba1        1,229,172
              Bonds, University of Findlay, Series 1996, 6.125%, 9/01/16

       5,000 Ohio Higher Educational Facilities Commission, Revenue        5/07 at 102.00       AAA        5,287,650
              Bonds, Xavier University, Series 1997, 5.375%, 5/15/22 -
              MBIA Insured

       1,000 Ohio Higher Educational Facilities Commission, Revenue       12/10 at 101.00       AAA        1,100,160
              Bonds, University of Dayton, Series 2000, 5.500%, 12/01/30
              - AMBAC Insured

             Ohio Higher Educational Facilities Commission, Revenue
             Bonds, Wittenberg University, Series 2001:
       1,200  5.500%, 12/01/21                                            12/11 at 100.00      Baa1        1,288,284
       2,000  5.000%, 12/01/26                                            12/11 at 100.00      Baa1        2,057,520

       2,730 Ohio Higher Educational Facilities Commission, Revenue       11/14 at 100.00        AA        2,957,982
              Bonds, Denison University, Series 2004, 5.000%, 11/01/20

       1,315 Ohio Higher Educational Facilities Commission, Revenue       12/14 at 100.00       AAA        1,407,892
              Bonds, University of Dayton, Series 2004, 5.000%, 12/01/25
              - AMBAC Insured

         910 Ohio Higher Education Facilities Commission, Revenue Bonds,     No Opt. Call        AA        1,143,379
              Case Western Reserve University, Series 1990B, 6.500%,
              10/01/20

       3,000 Ohio Higher Education Facilities Commission, Revenue Bonds,  10/12 at 100.00        AA        3,327,630
              Case Western Reserve University, Series 2002B, 5.500%,
              10/01/22

       1,750 Ohio Higher Education Facilities Commission, General         10/13 at 100.00        AA        1,877,610
              Revenue Bonds, Oberlin College, Series 2003, 5.125%,
              10/01/24

             Ohio Higher Education Facilities Commission, Revenue Bonds,
             Wittenburg University, Series 2005:
       1,000  5.000%, 12/01/24                                            12/15 at 100.00      Baa1        1,032,170
       1,000  5.000%, 12/01/29                                            12/15 at 100.00      Baa1        1,020,480

             Ohio University at Athens, Subordinate Lien General
             Receipts Bonds, Series 2004:
       1,855  5.000%, 12/01/21 - MBIA Insured                              6/14 at 100.00       AAA        2,002,046
       1,900  5.000%, 12/01/23 - MBIA Insured                              6/14 at 100.00       AAA        2,041,683

       2,000 University of Cincinnati, Ohio, General Receipts Bonds,       6/11 at 101.00       AAA        2,181,480
              Series 2001A, 5.250%, 6/01/24 - FGIC Insured

       1,675 University of Cincinnati, Ohio, General Receipts Bonds,       6/14 at 100.00       AAA        1,810,424
              Series 2004A, 5.000%, 6/01/21 - AMBAC Insured

             University of Cincinnati, Ohio, General Receipts Bonds,
             Series 2004D:
       1,325  5.000%, 6/01/24 - AMBAC Insured                              6/14 at 100.00       AAA        1,420,705
       1,005  5.000%, 6/01/26 - AMBAC Insured                              6/14 at 100.00       AAA        1,072,898

       1,025 University of Cincinnati, Ohio, General Receipts Bonds,      12/14 at 100.00       AAA        1,109,983
              Series 2004E, 5.000%, 6/01/21 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 16.8%

       7,000 Akron, Bath and Copley Joint Township Hospital District,     11/09 at 101.00      Baa1        7,197,750
              Ohio, Hospital Facilities Revenue Bonds, Summa Health
              System, Series 1998A, 5.375%, 11/15/24

       1,065 Akron, Bath and Copley Joint Township Hospital District,     11/13 at 100.00       Aaa        1,155,717
              Ohio, Hospital Revenue Bonds, Children's Hospital Medical
              Center, Series 2003, 5.250%, 11/15/25 - FSA Insured

      11,900 Cuyahoga County, Ohio, Hospital Revenue and Improvement       2/09 at 101.00        A-       12,621,854
              Bonds, MetroHealth System, Series 1999, 6.125%, 2/15/24

       1,000 Cuyahoga County, Ohio, Hospital Revenue Refunding and         2/07 at 102.00       AAA        1,058,400
              Improvement Bonds, MetroHealth System, Series 1997,
              5.625%, 2/15/17 - MBIA Insured

       4,400 Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland     7/13 at 100.00       Aa3        4,910,796
              Clinic Health System, Series 2003A, 6.000%, 1/01/32

----
44

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  2,500 Erie County, Ohio, Hospital Facilities Revenue Bonds,         8/12 at 101.00         A $      2,647,900
              Firelands Regional Medical Center, Series 2002A, 5.625%,
              8/15/32

             Franklin County, Ohio, Hospital Revenue Refunding and
             Improvement Bonds, Children's Hospital Project, Series
             1996A:
       1,575  5.750%, 11/01/15                                            11/06 at 101.00       Aa2        1,628,928
       5,275  5.875%, 11/01/25                                            11/06 at 101.00       Aa2        5,440,002

             Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross
             Health System Corporation, Series 1996:
         965  5.800%, 6/01/16                                              6/06 at 102.00       AA-        1,005,704
       2,000  5.875%, 6/01/21                                              6/06 at 102.00       AA-        2,087,040

       5,690 Lorain County, Ohio, Hospital Facilities Revenue Refunding   11/05 at 102.00       AAA        5,852,108
              Bonds, EMH Regional Medical Center, Series 1995, 5.375%,
              11/01/21 - AMBAC Insured

       2,000 Marion County, Ohio, Hospital Revenue Refunding and           5/06 at 102.00      BBB+        2,087,560
              Improvement Bonds, The Community Hospital, Series 1996,
              6.375%, 5/15/11

       2,000 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+        2,078,480
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996A, 6.250%, 5/15/16

       4,205 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+        4,377,657
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996C, 6.250%, 5/15/13

       4,000 Middleburg Heights, Ohio, Hospital Improvement Revenue        8/08 at 102.00       AAA        4,355,720
              Refunding Bonds, Southwest General Hospital, Series 1995,
              5.625%, 8/15/15 - FSA Insured

             Montgomery County, Ohio, Hospital Facilities Revenue
             Refunding and Improvement Bonds, Kettering Medical Center,
             Series 1996:
       1,500  5.625%, 4/01/16 - MBIA Insured                               4/06 at 102.00       AAA        1,560,030
       7,000  6.250%, 4/01/20 - MBIA Insured                                 No Opt. Call       AAA        8,726,480

       9,500 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,   4/10 at 101.00        A2       10,589,270
              Kettering Medical Center, Series 1999, 6.750%, 4/01/22

       7,390 Montgomery County, Ohio, Revenue Bonds, Catholic Health       9/11 at 100.00        AA        8,016,672
              Initiatives, Series 2001, 5.375%, 9/01/21

       2,520 Montgomery County, Ohio, Revenue Bonds, Catholic Health         No Opt. Call        AA        2,637,432
              Initiatives, Series 2004A, 5.000%, 5/01/32

       1,250 Parma Community General Hospital Association, Ohio,          11/08 at 101.00        A-        1,305,738
              Hospital Revenue Refunding and Improvement Bonds, Series
              1998, 5.350%, 11/01/18

       2,000 Richland County, Ohio, Hospital Facilities Revenue           11/10 at 101.00        A-        2,201,880
              Improvement Bonds, MedCentral Health System Obligated
              Group, Series 2000B, 6.375%, 11/15/22

       1,200 Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds,  10/11 at 101.00        AA        1,267,608
              Union Hospital Project, Series 2001, 5.250%, 10/01/31 -
              RAAI Insured
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.2%

       1,090 Clark County, Ohio, Multifamily Housing Revenue Bonds,       11/08 at 103.00       N/R          876,502
              Church of God Retirement Home, Series 1998, 6.250%,
              11/01/30 (Alternative Minimum Tax)

      10,000 Franklin County, Ohio, GNMA Collateralized Mortgage Revenue  10/07 at 103.00       Aaa       10,391,000
              Bonds, Columbus Properties Project, Series 1997, 5.600%,
              4/20/39 (Alternative Minimum Tax)

       3,045 Franklin County, Ohio, GNMA Collateralized Multifamily        9/11 at 102.00       Aaa        3,188,206
              Housing Mortgage Revenue Bonds, Carriage House Apartments
              Project, Series 2002, 5.400%, 3/20/37

       2,705 Henry County, Ohio, GNMA Collateralized Healthcare Facility   8/09 at 102.00       AAA        2,961,840
              Revenue Bonds, Alpine Village Project, Series 1999,
              6.375%, 2/20/41

       6,315 Ohio Capital Corporation for Housing, FHA-Insured Section 8   2/09 at 102.00       Aa2        6,711,835
              Assisted Mortgage Loan Revenue Refunding Bonds, Series
              1999G, 5.950%, 2/01/23
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.5%

         935 Ohio Housing Finance Agency, GNMA Mortgage-Backed             7/09 at 100.00       Aaa          940,479
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)

       2,420 Ohio Housing Finance Agency, GNMA Mortgage-Backed             9/07 at 102.00       Aaa        2,513,364
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1996B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)

----
45

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

    $  2,655 Ohio Housing Finance Agency, GNMA Mortgage-Backed             9/07 at 102.00       Aaa $      2,757,430
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1997C, 5.750%, 9/01/28 (Alternative Minimum Tax)

       2,795 Ohio Housing Finance Agency, GNMA Mortgage-Backed             3/08 at 101.50       AAA        2,888,381
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1998A-1, 5.300%, 9/01/19 (Alternative Minimum Tax)
              - FSA Insured

       5,165 Ohio Housing Finance Agency, GNMA Mortgage-Backed             9/07 at 102.00       Aaa        5,302,182
              Securities Program Residential Mortgage Remarketed Revenue
              Bonds, Series 1997A-1, 6.150%, 3/01/29 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Industrials - 0.8%

       2,400 Cleveland-Cuyahoga County Port Authority, Ohio, Development   5/08 at 102.00       N/R        2,456,976
              Revenue Bonds, Jergens Inc., Series 1998A, 5.375%, 5/15/18
              (Alternative Minimum Tax)

             Ohio, Economic Development Revenue Bonds, Enterprise Bond
             Fund Loan Pool, Series 2002-4:
         500  5.000%, 6/01/15 (Alternative Minimum Tax)                    6/12 at 102.00       AA-          519,725
         675  5.450%, 6/01/22 (Alternative Minimum Tax)                    6/12 at 102.00       AA-          714,244

       1,020 Ohio, Economic Development Revenue Bonds, Enterprise Bond       No Opt. Call       AA-        1,093,542
              Fund Loan Pool, Series 2002-7, 5.850%, 12/01/22
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.5%

       3,120 Franklin County, Ohio, Healthcare Facilities Revenue Bonds,  11/05 at 102.00       Aa2        3,212,446
              Heinzerling Foundation, Series 1995, 6.200%, 11/01/20

       2,000 Franklin County, Ohio, Healthcare Facilities Revenue Bonds,   7/12 at 100.00        AA        2,103,500
              Presbyterian Retirement Services, Series 2002A, 5.125%,
              7/01/22 - RAAI Insured

         475 Franklin County, Ohio, FHA-Insured Hospital Revenue           8/05 at 100.00       N/R          476,083
              Refunding Mortgage Loan Bonds, Worthington Christian
              Village Nursing Home, Series 1992, 7.000%, 8/01/16

       1,250 Hamilton, Ohio, Healthcare Facilities Revenue Bonds, Twin    10/08 at 101.00       BBB        1,264,913
              Towers, Series 1998A, 5.125%, 10/01/23

       1,625 Napoleon, Ohio, FHA-Insured Healthcare Facilities Mortgage    3/06 at 101.00       Aa2        1,661,595
              Revenue Refunding Bonds, Lutheran Orphans and Old Folks
              Home Society, Series 1994, 6.875%, 8/01/23
--------------------------------------------------------------------------------------------------------------------
             Materials - 0.2%

       1,000 Toledo-Lucas County Port Authority, Ohio, Port Revenue        3/14 at 101.00        A+        1,022,370
              Bonds, Cargill Inc., Series 2004A, 4.800%, 3/01/22
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 24.0%

             Adams County Valley School District, Adams and Highland
             Counties, Ohio, Unlimited Tax School Improvement General
             Obligation Bonds, Series 1995:
       6,000  7.000%, 12/01/15 - MBIA Insured                                No Opt. Call       AAA        7,474,860
       9,500  5.250%, 12/01/21 - MBIA Insured                             12/05 at 102.00       AAA        9,783,765

         600 Anthony Wayne Local School District, Lucas, Wood and Fulton     No Opt. Call       AAA          433,272
              Counties, Ohio, School Facilities Construction and
              Improvement Bonds, Series 1995, 0.000%, 12/01/13 - FGIC
              Insured

         700 Buckeye Local School District, Medina County, Ohio, General  12/10 at 100.00       Aaa          768,026
              Obligation Bonds, Series 2000, 5.500%, 12/01/25 - FGIC
              Insured

       2,500 Buckeye Valley Local School District, Ohio, Unlimited Tax       No Opt. Call       AAA        3,009,925
              General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 -
              MBIA Insured

       2,295 Central Ohio Solid Waste Authority, General Obligation        6/14 at 100.00       AAA        2,523,100
              Bonds, Series 2004A, 5.000%, 12/01/15 - AMBAC Insured

             Chesapeake-Union Exempt Village School District, Ohio,
             General Obligation Bonds, Series 1986:
         125  8.500%, 12/01/05                                               No Opt. Call       N/R          128,271
         125  8.500%, 12/01/06                                               No Opt. Call       N/R          134,395
         125  8.500%, 12/01/07                                               No Opt. Call       N/R          140,194
         125  8.500%, 12/01/08                                               No Opt. Call       N/R          145,430
         130  8.500%, 12/01/09                                               No Opt. Call       N/R          156,098

             Cincinnati City School District, Hamilton County, Ohio,
             General Obligation Bonds, Series 2001:
       2,000  5.375%, 12/01/15 - MBIA Insured                             12/11 at 100.00       AAA        2,218,540
       6,745  5.375%, 12/01/16 - MBIA Insured                             12/11 at 100.00       AAA        7,482,026
       1,255  5.375%, 12/01/17 - MBIA Insured                             12/11 at 100.00       AAA        1,390,590

----
46

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  2,620 Cleveland Municipal School District, Cuyahoga County, Ohio,   6/14 at 100.00       AAA $      2,833,897
              General Obligation Bonds, Series 2004, 5.000%, 12/01/20 -
              FSA Insured

             Columbus, Franklin County, Ohio, General Obligation Bonds,
             Series 1985:
         590  9.375%, 4/15/06                                                No Opt. Call       AAA          622,415
         500  9.375%, 4/15/07                                                No Opt. Call       AAA          557,765

       1,000 Cuyahoga County, Ohio, Limited Tax General Obligation           No Opt. Call       AA+        1,130,900
              Various Purpose Refunding Bonds, Series 1993B, 5.250%,
              10/01/13

       1,345 Cuyahoga County, Ohio, Limited Tax General Obligation           No Opt. Call       AA+        1,589,360
              Bonds, Series 1993, 5.650%, 5/15/18

       2,675 Cuyahoga County, Ohio, General Obligation Bonds, Series      12/14 at 100.00       AA+        2,896,784
              2004, 5.000%, 12/01/22

             Cuyahoga Falls, Ohio, General Obligation Bonds, Series 2004:
       1,245  5.000%, 12/01/18 - MBIA Insured                              6/14 at 100.00       Aaa        1,359,465
       1,440  5.000%, 12/01/21 - MBIA Insured                              6/14 at 100.00       Aaa        1,556,424

       1,170 Dayton, Ohio, General Obligation Bonds, Series 2004,          6/14 at 100.00       AAA        1,314,226
              5.250%, 12/01/15 - AMBAC Insured

         750 Defiance, Ohio, Waterworks System Improvement Bonds, Series   6/05 at 102.00       AAA          767,085
              1994, 6.200%, 12/01/20 - MBIA Insured

             Delaware City School District, Delaware County, Ohio,
             Unlimited Tax General Obligation School Facilities
             Construction and Improvement Bonds, Series 1995:
       1,000  0.000%, 12/01/10 - FGIC Insured                                No Opt. Call       AAA          829,720
       1,000  0.000%, 12/01/11 - FGIC Insured                                No Opt. Call       AAA          793,360

       1,000 Evergreen Local School District, Ohio, Unlimited Tax         12/09 at 101.00       Aaa        1,102,030
              General Obligation School Improvement Bonds, Series 1999,
              5.625%, 12/01/24 - FGIC Insured

       1,005 Findlay, Ohio, General Obligation Bonds, Series 2004,         7/14 at 100.00       AAA        1,131,228
              5.250%, 7/01/15 - MBIA Insured

       4,040 Franklin County, Ohio, Limited Tax General Obligation        12/08 at 102.00       AAA        4,381,420
              Refunding Bonds, Series 1993, 5.375%, 12/01/20

       1,000 Garfield Heights City School District, Cuyahoga County,      12/11 at 100.00       Aaa        1,114,550
              Ohio, General Obligation School Improvement Bonds, Series
              2001, 5.500%, 12/15/18 - MBIA Insured

         420 Geauga County, Ohio, Limited Tax General Obligation, Sewer   12/05 at 102.00       Aa2          436,703
              District Improvement Bonds, Bainbridge Water Project,
              Series 1995, 6.850%, 12/01/10

       1,000 Grandview Heights City School District, Franklin County,     12/05 at 101.00        AA        1,025,790
              Ohio, Unlimited Tax General Obligation School Facilities
              Construction and Improvement Bonds, Series 1995, 6.100%,
              12/01/19

       3,000 Granville Exempt Village School District, Ohio, General      12/11 at 100.00       Aa2        3,293,100
              Obligation Bonds, Series 2001, 5.500%, 12/01/28

       3,810 Greater Cleveland Regional Transit Authority, Ohio, General  12/14 at 100.00       Aaa        4,186,085
              Obligation Bonds, Series 2004, 5.000%, 12/01/17 - MBIA
              Insured

       1,200 Heath City School District, Licking County, Ohio, Unlimited  12/10 at 100.00       Aaa        1,310,352
              Tax General Obligation School Improvement Bonds, Series
              2000A, 5.500%, 12/01/27 - FGIC Insured

       1,270 Kenston Local School District, Geauga County, Ohio, General   6/13 at 100.00       Aaa        1,370,927
              Obligation Bonds, Series 2003, 5.000%, 12/01/23 - MBIA
              Insured

       1,400 Kent City School District, Portage County, Ohio, General     12/14 at 100.00       AAA        1,523,018
              Obligation Library Improvement Bonds, Series 2004, 5.000%,
              12/01/20 - FGIC Insured

       1,070 Kettering, Ohio, Limited Tax General Obligation Bonds,        6/05 at 100.00       Aa3        1,073,371
              Series 1991, 6.650%, 12/01/12

         555 Lake County, Ohio, Limited Tax Sewer District Improvement       No Opt. Call       Aa2          650,854
              Bonds, Series 2000, 5.600%, 12/01/20

       1,440 Lakewood, Ohio, General Obligation Bonds, Series 1995B,      12/05 at 102.00       Aa3        1,488,355
              5.750%, 12/01/15

       3,385 Lakota Local School District, Butler County, Ohio,            6/11 at 100.00       Aaa        3,572,868
              Unlimited Tax General Obligation School Improvement and
              Refunding Bonds, Series 2001, 5.125%, 12/01/26 - FGIC
              Insured

             Logan County, Ohio, General Obligation Bonds, Series 1986:
         155  7.750%, 12/01/05                                               No Opt. Call        A+          158,722
         155  7.750%, 12/01/06                                               No Opt. Call        A+          165,839

         285 Lucas County, Ohio, General Obligation Bonds, Various           No Opt. Call        A1          290,079
              Improvements, Series 1992, 6.650%, 12/01/12

       1,265 Monroe Local School District, Butler County, Ohio, General      No Opt. Call       Aaa        1,539,442
              Obligation Bonds, Series 2002, 5.750%, 12/01/20 - AMBAC
              Insured

----
47

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,000 Ohio, Full Faith and Credit General Obligation                  No Opt. Call       AA+ $      1,135,370
              Infrastructure Improvement Bonds, Series 1994,
              6.000%, 8/01/10

       8,140 Ohio, General Obligation Higher Education Capital             2/11 at 100.00       AA+        8,633,365
              Facilities Bonds, Series 2001A, 5.000%, 2/01/20

         730 Ohio, General Obligation Bonds, Common Schools, Series        3/14 at 100.00       AA+          787,816
              2004B, 5.000%, 3/15/21

       3,315 Ohio, General Obligation Bonds, Conservation Projects,        3/14 at 100.00       AA+        3,659,992
              Series 2004A, 5.000%, 3/01/15

       6,055 Ohio, General Obligation Bonds, Infrastructure                2/13 at 100.00       AA+        6,533,587
              Improvements, Series 2003F, 5.000%, 2/01/22

       4,035 Olentangy Local School District, Delaware and Franklin       12/09 at 101.00        AA        4,197,086
              Counties, Ohio, Various Purpose Bonds, Series 1999,
              5.000%, 12/01/27

             Olentangy Local School District, Delaware and Franklin
             Counties, Ohio, General Obligation Bonds, Series 2004A:
         400  5.250%, 12/01/21 - FGIC Insured                              6/14 at 100.00       AAA          442,096
       3,055  5.250%, 12/01/22 - FGIC Insured                              6/14 at 100.00       AAA        3,366,732

       1,495 Otsego Local School District, Wood, Henry and Lucas          12/14 at 100.00       Aaa        1,673,069
              Counties, Ohio, General Obligation Bonds, Series 2004,
              5.375%, 12/01/22 - FSA Insured

       3,315 South Point Local School District, Lawrence County, Ohio,    12/14 at 100.00       AAA        3,570,785
              General Obligation Bonds, Series 2004, 5.000%, 12/01/24 -
              FSA Insured

       3,500 Springfield City School District, Clark County, Ohio,        12/11 at 102.00       Aaa        3,865,435
              General Obligation Bonds, Series 2001, 5.200%, 12/01/23 -
              FGIC Insured

          30 Strongsville, Ohio, Limited Tax General Obligation Various   12/06 at 102.00       Aa2           31,895
              Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21

       1,185 Sugarcreek Local School District, Athens County, Ohio,       12/13 at 100.00       Aaa        1,313,359
              General Obligation Bonds, Series 2003, 5.250%, 12/01/24 -
              MBIA Insured

       1,315 Summit County, Ohio, General Obligation Refunding Bonds,        No Opt. Call       AAA        1,564,811
              Series 2002R, 5.500%, 12/01/21 - FGIC Insured

       2,290 Tipp City Exempted Village School District, Ohio, School      6/11 at 100.00       Aaa        2,436,194
              Facilities Construction and Improvement Bonds, Series
              2001, 5.000%, 12/01/24 - FGIC Insured

       3,755 Toledo City School District, Lucas County, General           12/13 at 100.00       Aaa        4,062,422
              Obligation Bonds, Series 2003B, 5.000%, 12/01/22 - FGIC
              Insured

       1,500 Upper Arlington City School District, Ohio, General           6/15 at 100.00       AAA        1,637,505
              Obligation Bonds, Series 2005, 5.000%, 12/01/20 - FSA
              Insured

             West Chester Township, Butler County, Ohio, General
             Obligation Bonds, Series 2003:
       1,365  5.250%, 12/01/19 - MBIA Insured                             12/13 at 100.00       Aaa        1,512,857
       1,515  5.250%, 12/01/21 - MBIA Insured                             12/13 at 100.00       Aaa        1,679,105
       2,000 Westerville City School District, Franklin and Delaware       6/11 at 100.00       AAA        2,091,100
              Counties, Ohio, Various Purpose General Obligation Bonds,
              Series 2001, 5.000%, 12/01/27 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 11.4%

       1,850 Cleveland-Cuyahoga County Port Authority, Ohio, Development  11/14 at 100.00        AA        1,967,457
              Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%,
              11/15/19 - RAAI Insured

       6,300 Cleveland, Ohio, Certificates of Participation, Cleveland    11/07 at 102.00       AAA        6,670,692
              Stadium Project, Series 1997, 5.250%, 11/15/27 - AMBAC
              Insured

       1,380 Columbus, Ohio, Tax Increment Financing Bonds, Easton         6/14 at 100.00       AAA        1,467,878
              Project, Series 2004A, 5.000%, 12/01/25 - AMBAC Insured

       1,210 Groveport, Ohio, Special Obligation Income Tax Receipts      12/12 at 100.00       Aaa        1,290,973
              Bonds, Series 2002, 5.000%, 12/01/22 - MBIA Insured

             Hamilton County Convention Facilities Authority, Ohio,
             First Lien Revenue Bonds, Series 2004:
       2,300  5.000%, 12/01/20 - FGIC Insured                              6/14 at 100.00       AAA        2,487,772
       1,000  5.000%, 12/01/21 - FGIC Insured                              6/14 at 100.00       AAA        1,077,700
       2,535  5.000%, 12/01/22 - FGIC Insured                              6/14 at 100.00       AAA        2,724,035
       3,300 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series      No Opt. Call       Aaa        1,120,383
              2000B, 0.000%, 12/01/28 - AMBAC Insured

----
48

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  1,000 Butler County, Hamilton, Ohio, Limited Tax General           11/11 at 101.00       Aaa $      1,115,020
              Obligation Bonds, One Renaissance Center Acquisition,
              Series 2001, 5.375%, 11/01/17 - AMBAC Insured

       1,485 New Albany Community Authority, Ohio, Community Facilities    4/12 at 100.00       AAA        1,660,690
              Revenue Refunding Bonds, Series 2001B, 5.500%, 10/01/16 -
              AMBAC Insured

       1,000 Ohio, State Appropriation Lease Bonds, Parks and Recreation   2/15 at 100.00       AAA        1,110,780
              Capital Facilities, Series 2005A-II, 5.250%, 2/01/19 - FSA
              Insured

       1,000 Ohio, State Appropriation Lease Bonds, Parks and Recreation  12/13 at 100.00        AA        1,104,050
              Capital Facilities, Series 2004A-II, 5.000%, 12/01/15

       1,490 Ohio, State Appropriation Lease Bonds, Mental Health          6/13 at 100.00        AA        1,628,466
              Capital Facilities, Series 2003B-II, 5.000%, 6/01/16

       1,050 Ohio State Building Authority, State Facilities Bonds,        4/12 at 100.00       AAA        1,114,764
              Administrative Building Fund Projects, Series 2002A,
              5.000%, 4/01/22 - FSA Insured

       2,000 Ohio State Building Authority, State Facilities Bonds,          No Opt. Call       AAA        2,184,540
              Worker's Compensation Facilities Project, Series 2003A,
              5.000%, 4/01/11 - FGIC Insured

       1,900 Ohio State Building Authority, State Facilities Bonds,        4/15 at 100.00       AAA        2,041,113
              Administrative Building Fund Projects, Series 2005A,
              5.000%, 4/01/25 - FSA Insured

             Ohio State Building Authority, State Facilities Bonds,
             Adult Correctional Building Fund Project, Series 2005A:
       3,135  5.000%, 4/01/23 (WI, settling 6/01/05) - FSA Insured         4/15 at 100.00       AAA        3,386,333
       5,390  5.000%, 4/01/24 (WI, settling 6/01/05) - FSA Insured         4/15 at 100.00       AAA        5,808,480

         870 Ohio Department of Transportation, Certificates of           10/05 at 100.00       AAA          872,627
              Participation, Panhandle Rail Line, Series 1992A, 6.500%,
              4/15/12 - FSA Insured

      11,700 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA       15,092,181
              Transportation Authority, Reset Option Long Certificates
              II-R-66, Series 1996Y, 7.953%, 1/01/13 - MBIA Insured (IF)

       6,550 Puerto Rico Public Buildings Authority, Guaranteed Revenue      No Opt. Call       AAA        9,132,207
              Bonds, Reset Option Long Trust Certificates II-R56, Series
              1993L, 7.953%, 7/01/18 (IF)
--------------------------------------------------------------------------------------------------------------------
             Transportation - 4.3%

       1,000 Dayton, Ohio, Airport Revenue Bonds, James M. Cox            12/13 at 100.00        AA        1,049,250
              International Airport, Series 2003C, 5.250%, 12/01/27
              (Alternative Minimum Tax) - RAAI Insured

       6,300 Dayton, Ohio, Special Facilities Revenue Refunding Bonds,     2/08 at 102.00       AAA        6,735,015
              Emery Air Freight Corporation and Emery Worldwide Airlines
              Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18

       5,000 Ohio Turnpike Commission, Revenue Refunding Bonds, ROL          No Opt. Call       AA-        6,910,350
              Series II-R51, Series 1998A, 7.933%, 2/15/24 (IF)

       7,500 Ohio Turnpike Commission, Revenue Bonds, ROL II-R75,            No Opt. Call       Aaa        9,802,950
              7.933%, 2/15/12 (IF)
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 12.4%

         730 Athens, Ohio, Sanitary Sewer System Mortgage Revenue Bonds,  12/09 at 100.00    N/R***          829,083
              Series 1989, 7.300%, 12/01/14 (Pre-refunded to 12/01/09)

       1,000 Aurora City School District, Ohio, Unlimited Tax General     12/05 at 102.00       AAA        1,034,740
              Obligation School Improvement Bonds, Series 1995, 5.800%,
              12/01/16 (Pre-refunded to 12/01/05) - FGIC Insured

       3,000 Butler County, Ohio, Sewer System Revenue Bonds, Series      12/06 at 101.00       AAA        3,132,300
              1996, 5.250%, 12/01/21 (Pre-refunded to 12/01/06) - AMBAC
              Insured

       3,805 Cleveland, Ohio, General Obligation Bonds, Series 2002,      12/12 at 100.00       AAA        4,289,567
              5.250%, 12/01/22 (Pre-refunded to 12/01/12) - MBIA Insured

       7,045 Columbus, Ohio, General Obligation Bonds, Series 2000,       11/10 at 101.00       AAA        7,857,429
              5.250%, 11/15/17 (Pre-refunded to 11/15/10)
       5,830 Cuyahoga County, Ohio, Limited Tax General Obligation        12/10 at 100.00    AA+***        6,597,869
              Capital Improvement Bonds, Series 2000, 5.750%, 12/01/16
              (Pre-refunded to 12/01/10)
             Cuyahoga County, Ohio, Hospital Revenue Bonds, Cleveland
             Clinic Foundation - Meridia Health System, Series 1995:
         250  6.250%, 8/15/14 (Pre-refunded to 8/15/05)                    8/05 at 102.00       AAA          256,725
       3,000  6.250%, 8/15/24 (Pre-refunded to 8/15/05)                    8/05 at 102.00       AAA        3,080,700

----
49

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** (continued)

    $  1,600 Greene County, Ohio, Water System Revenue Bonds, Series      12/07 at 102.00       AAA $      1,753,968
              1996, 6.125%, 12/01/21 (Pre-refunded to 12/01/07) - FGIC
              Insured

       1,000 Huron County, Ohio, Limited Tax General Obligation           12/07 at 102.00       AAA        1,089,640
              Correctional Facility Bonds, Series 1996, 5.850%, 12/01/16
              (Pre-refunded to 12/01/07) - MBIA Insured

       1,000 Kettering City School District, Montgomery County, Ohio,     12/05 at 101.00       AAA        1,022,150
              General Obligation Bonds, Series 1994, 5.250%, 12/01/22
              (Pre-refunded to 12/01/05) - FGIC Insured

       1,190 Lorain, Ohio, Hospital Revenue Refunding Bonds, Lakeland     11/05 at 100.00     A1***        1,210,658
              Community Hospital Inc., Series 1992, 6.500%, 11/15/12

       1,750 Medina City School District, Medina County, Ohio, Unlimited  12/09 at 100.00       AAA        1,912,138
              Tax General Obligation School Building Construction Bonds,
              Series 1999, 5.250%, 12/01/28 (Pre-refunded to 12/01/09) -
              FGIC Insured

       2,000 Montgomery County, Ohio, Health System Revenue Bonds,         1/08 at 102.00   Baa2***        2,172,900
              Franciscan Medical Center - Dayton Campus, Series 1997,
              5.500%, 7/01/18 (Pre-refunded to 1/01/08)

       5,610 Montgomery County, Ohio, Revenue Bonds, Catholic Health       9/11 at 100.00     AA***        6,200,172
              Initiatives, Series 2001, 5.375%, 9/01/21 (Pre-refunded to
              9/01/11)

             North Royalton City School District, Ohio, School
             Improvement Bonds, Series 1994:
       2,200  6.000%, 12/01/14 (Pre-refunded to 12/01/09) - MBIA Insured  12/09 at 102.00       AAA        2,511,168
       2,400  6.100%, 12/01/19 (Pre-refunded to 12/01/09) - MBIA Insured  12/09 at 102.00       AAA        2,749,488

             Ohio Housing Finance Agency, Single Family Mortgage Revenue
             Bonds, Series 1985B:
       5,700  0.000%, 1/15/15 (Pre-refunded to 7/15/11) - FGIC Insured      7/11 at 70.48       AAA        3,238,056
       6,460  0.000%, 1/15/15 (Pre-refunded to 1/15/11) - FGIC Insured      1/11 at 67.04       AAA        3,557,005
       5,065 Ohio Water Development Authority, Pure Water Loan Revenue       No Opt. Call       AAA        5,886,796
              Bonds, Series 1990I, 6.000%, 12/01/16 - AMBAC Insured
       2,000 Ohio Water Development Authority, Revenue Bonds, Fresh        6/08 at 101.00       AAA        2,144,240
              Water Development, Series 1998, 5.125%, 12/01/23
              (Pre-refunded to 6/01/08) - FSA Insured

         500 Pickerington Local School District, Fairfield County, Ohio,     No Opt. Call       AAA          397,950
              General Obligation Bonds, Series 1993, 0.000%, 12/01/11 -
              AMBAC Insured

       2,340 Stow, Ohio, General Obligation Construction Bonds, Safety    12/05 at 102.00    Aa3***        2,426,159
              Center, Series 1995, 6.200%, 12/01/20 (Pre-refunded to
              12/01/05)

             University of Cincinnati, Ohio, General Receipts Bonds,
             Series 2001A:
       1,500  5.750%, 6/01/18 (Pre-refunded to 6/01/11) - FGIC Insured     6/11 at 101.00       AAA        1,719,540
       1,520  5.750%, 6/01/19 (Pre-refunded to 6/01/11) - FGIC Insured     6/11 at 101.00       AAA        1,742,467

       1,910 Vandalia, Ohio, General Obligation Bonds, Series 1996,       12/06 at 101.00    Aa3***        2,010,944
              5.850%, 12/01/21 (Pre-refunded to 12/01/06)
--------------------------------------------------------------------------------------------------------------------
             Utilities - 7.6%

       1,535 Cleveland Public Power System, Ohio, First Mortgage Revenue     No Opt. Call       AAA        1,112,384
              Bonds, Series 1994A, 0.000%, 11/15/13 - MBIA Insured

       2,500 Cleveland Public Power System, Ohio, First Mortgage Revenue  11/06 at 102.00       AAA        2,608,275
              Refunding Bonds, Series 1996-1, 5.000%, 11/15/24 - MBIA
              Insured

         565 Lebanon, Ohio, Electric System Mortgage Revenue Bonds,       12/10 at 101.00       AAA          629,992
              Series 2001, 5.500%, 12/01/17 - AMBAC Insured

             Ohio Municipal Electric Generation Agency, Beneficial
             Interest Certificates, Belleville Hydroelectric Project -
             Joint Venture 5, Series 2004:
       1,000  5.000%, 2/15/20 - AMBAC Insured                              2/14 at 100.00       AAA        1,077,040
       3,775  5.000%, 2/15/21 - AMBAC Insured                              2/14 at 100.00       AAA        4,051,443
       1,465  5.000%, 2/15/22 - AMBAC Insured                              2/14 at 100.00       AAA        1,567,828
       3,295  5.000%, 2/15/23 - AMBAC Insured                              2/14 at 100.00       AAA        3,521,268
       8,250 Ohio Air Quality Development Authority, Revenue Refunding     9/05 at 102.00      Baa3        8,433,480
              Bonds, Dayton Power and Light Company Project, Series
              1995, 6.100%, 9/01/30
       5,000 Ohio Air Quality Development Authority, Revenue Bonds, JMG    4/07 at 102.00       AAA        5,279,300
              Funding Limited Partnership Project, Series 1997, 5.625%,
              1/01/23 (Alternative Minimum Tax) - AMBAC Insured
         500 Ohio Water Development Authority, Collateralized Water        8/05 at 100.00      Baa2          510,750
              Revenue Refunding Bonds, Dayton Power and Light Company,
              Series 1992A, 6.400%, 8/15/27

----
50

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

    $  8,550 Ohio Water Development Authority, Solid Waste Disposal        9/08 at 102.00       N/R $      8,628,489
              Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%,
              9/01/20 (Alternative Minimum Tax)

       1,545 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call        A-          950,608
              Refunding Bonds, Series 1989O, 0.000%, 7/01/17

       4,460 Puerto Rico Industrial, Tourist, Educational, Medical and     6/10 at 101.00      Baa3        4,851,142
              Environmental Control Facilities Financing Authority,
              Co-Generation Facility Revenue Bonds, Series 2000A,
              6.625%, 6/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 4.9%

       2,000 Cincinnati, Ohio, Water System Revenue Bonds, Series 2003,    6/11 at 100.00       AA+        2,127,680
              5.000%, 12/01/23

             Cincinnati, Ohio, Water System Revenue Bonds, ROLS
             RR-II-R212:
       1,300  8.791%, 12/01/11 (IF)                                        6/11 at 100.00       AAA        1,670,019
       1,640  8.795%, 12/01/12 (IF)                                        6/11 at 100.00       AAA        2,072,911
         550  8.817%, 12/01/13 (IF)                                        6/11 at 100.00       AAA          702,686

      10,000 Cleveland, Ohio, Waterworks First Mortgage Revenue              No Opt. Call       AAA       11,758,500
              Refunding and Improvement Bonds, Series 1993G, 5.500%,
              1/01/21 - MBIA Insured

       1,160 Hebron, Ohio, Mortgage Revenue Bonds, Waterworks System       6/14 at 100.00       N/R        1,210,286
              Improvements, Series 2004, 5.875%, 12/01/25

       1,260 Lancaster, Ohio, Wastewater System Improvement Revenue       12/14 at 100.00       AAA        1,351,048
              Bonds, Series 2004, 5.000%, 12/01/25 - AMBAC Insured

       4,260 Ohio Water Development Authority, Community Assistance       12/07 at 102.00       AAA        4,547,891
              Bonds, Series 1997, 5.375%, 12/01/24 - AMBAC Insured

       1,255 Ohio Water Development Authority, Revenue Bonds, Fresh        6/14 at 100.00       AAA        1,408,672
              Water Development, Series 2004, 5.250%, 12/01/15

         620 Toledo, Ohio, Sewerage System Mortgage Revenue Bonds,        11/06 at 100.00       AAA          634,100
              Series 1994, 6.350%, 11/15/17 - AMBAC Insured

         390 Toledo, Ohio, Water System Mortgage Revenue Bonds, Series    11/06 at 100.00       AAA          398,932
              1994, 6.450%, 11/15/24 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
    $523,525 Total Long-Term Investments (cost $518,685,257) - 98.8%                                     562,146,653
--------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.2%                                                          6,811,621
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $    568,958,274
             ------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
51

Portfolio of Investments
NUVEEN WISCONSIN MUNICIPAL BOND FUND
May 31, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.8%

     $   475 Ashland Housing Authority, Wisconsin, Student Housing         4/08 at 100.00       Aaa $    485,811
              Revenue Bonds, Northland College Project, Series 1998,
              5.100%, 4/01/18

         500 Madison Community Development Authority, Wisconsin, Revenue  11/06 at 102.00       AA-      521,060
              Bonds, Fluno Center Project, Series 1998A, 5.000%, 11/01/20

         370 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00       BBB      381,670
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System, Series 1999, 5.375%, 2/01/29

         200 Puerto Rico Industrial, Tourist, Educational, Medical and     9/11 at 100.00       BBB      207,362
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, University of the Sacred
              Heart, Series 2001, 5.250%, 9/01/21

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00       BBB    1,068,530
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Refunding Bonds, Ana G. Mendez
              University System, Series 2002, 5.500%, 12/01/31
----------------------------------------------------------------------------------------------------------------
             Healthcare - 2.1%

         500 Puerto Rico Industrial, Tourist, Educational, Medical and     7/05 at 102.00       AAA      507,390
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/24 - MBIA Insured

         450 Puerto Rico Industrial, Tourist, Educational, Medical and     8/05 at 101.50       AAA      458,806
              Environmental Control Facilities Financing Authority,
              FHA-Insured Mortgage Hospital Revenue Bonds, Doctor Pila
              Hospital, Series 1995A, 5.875%, 8/01/12
----------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.8%

         675 Kenosha Housing Authority, Wisconsin, GNMA Collateralized     5/08 at 102.00       N/R      707,494
              Multifamily Housing Revenue Bonds, Villa Ciera Inc.,
              Series 2000A, 5.900%, 11/20/30

         570 Lake Delton Community Development Agency, Wisconsin, GNMA     1/12 at 102.00       N/R      591,215
              Collateralized Multifamily Housing Revenue Bonds, Woodland
              Park Project, Series 2001, 5.300%, 2/20/31 (Alternative
              Minimum Tax)

       1,000 Madison Community Development Authority, Wisconsin, GNMA      9/06 at 102.00       AAA    1,021,530
              Multifamily Housing Revenue Refunding Bonds, Greentree
              Glen Apartments, Series 1999A, 5.500%, 9/20/29
              (Alternative Minimum Tax)

         200 Milwaukee Redevelopment Authority, Wisconsin, FHA-Insured     8/07 at 102.00       N/R      208,624
              Multifamily Housing Revenue Bonds, City Hall Square
              Apartments, Series 1993, 6.000%, 8/01/22 (Alternative
              Minimum Tax)

         500 Sheboygan Housing Authority, Wisconsin, GNMA Multifamily      5/06 at 102.00       AAA      508,080
              Revenue Refunding Bonds, Lake Shore Apartments, Series
              1998A, 5.100%, 11/20/26

         300 Walworth County Housing Authority, Wisconsin, FHA-Insured     9/05 at 102.00       N/R      306,582
              Housing Revenue Bonds, Kiwanis Heritage Inc. Senior
              Apartments, Series 1997, 5.550%, 9/01/22

             Waukesha Housing Authority, Wisconsin, GNMA Collateralized
             Mortgage Loan Multifamily Housing Revenue Refunding Bonds,
             Westgrove Woods Project, Series 1996A:
         350  5.800%, 12/01/18 (Alternative Minimum Tax)                  12/06 at 102.00       AAA      361,620
         750  6.000%, 12/01/31 (Alternative Minimum Tax)                  12/06 at 102.00       AAA      773,693
----------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.5%

         190 Puerto Rico Housing Bank and Finance Agency, Affordable      10/05 at 102.00       AAA      194,963
              Housing Mortgage Subsidy Program Single Family Mortgage
              Revenue Bonds, Series 1995I, 6.250%, 4/01/29 (Alternative
              Minimum Tax)

          50 Virgin Islands Housing Finance Corporation, Single Family     9/05 at 102.00       AAA       50,965
              Mortgage Revenue Refunding Bonds, GNMA Mortgage-Backed
              Securities Program, Series 1995A, 6.450%, 3/01/16
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.4%

       1,120 Waukesha County Housing Authority, Wisconsin, Housing         6/05 at 101.00       N/R    1,121,534
              Revenue Bonds, Arboretum Project, Series 1998, 5.250%,
              12/01/21 (Alternative Minimum Tax) (Mandatory put 12/01/12)
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 0.5%

         250 Guam, General Obligation Bonds, Series 1993A, 5.400%,        11/05 at 100.00         B      250,145
              11/15/18

----
52

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 64.5%

     $ 1,500 Ashwaubenon Community Development Authority, Wisconsin,       6/12 at 100.00       Aa2 $  1,596,315
              Lease Revenue Refunding Bonds, Arena Project, Series 2002,
              5.150%, 6/01/29

       1,000 De Forest Redevelopment Authority, Wisconsin, Redevelopment   2/08 at 100.00       N/R    1,022,800
              Lease Revenue Bonds, Series 1999B, 5.100%, 2/01/18

         100 Glendale Community Development Authority, Wisconsin,         10/11 at 100.00        A3      108,067
              Community Development Lease Revenue Refunding Bonds, Tax
              Increment District 6, Series 2001, 5.000%, 10/01/19

       2,000 Glendale Community Development Authority, Wisconsin,         10/14 at 100.00        A3    2,139,120
              Community Development Lease Revenue Bonds, Bayshore Public
              Parking Project, Series 2004A, 5.000%, 10/01/24

         350 Green Bay Brown County Professional Football Stadium          2/11 at 100.00       AAA      376,051
              District, Wisconsin, Sales Tax Revenue Bonds, Lambeau
              Field Renovation Project, Series 2001A, 5.000%, 2/01/19 -
              AMBAC Insured

             Green Bay Redevelopment Authority, Wisconsin, Lease Revenue
             Bonds, Convention Center Project, Series 1999A:
       1,300  5.250%, 6/01/24                                              6/09 at 100.00       Aa2    1,383,239
       1,650  5.100%, 6/01/29                                              6/09 at 100.00       Aa2    1,743,951

         500 Jackson Community Development Authority, Wisconsin, Revenue  12/09 at 100.00       N/R      510,445
              Refunding Bonds, Series 1999, 5.100%, 12/01/17

         960 Madison Community Development Authority, Wisconsin, Lease     3/12 at 100.00       Aa2      972,835
              Revenue Refunding Bonds, Monona Terrace, Series 2002,
              4.375%, 3/01/20

             Milwaukee Redevelopment Authority, Wisconsin, Revenue
             Bonds, Summerfest Project, Series 2001:
         400  4.850%, 8/01/17                                              8/11 at 100.00         A      419,468
       1,000  4.950%, 8/01/20                                              8/11 at 100.00         A    1,050,130

       2,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue   8/12 at 100.00       AAA    2,098,460
              Bonds, Neighborhood Public Schools Initiative, Series
              2002A, 4.875%, 8/01/21 - AMBAC Insured

       2,500 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue   8/13 at 100.00       AAA    2,695,425
              Bonds, Public Schools, Series 2003A, 5.125%, 8/01/21 -
              AMBAC Insured

       1,500 Neenah Community Development Authority, Wisconsin, Lease     12/14 at 100.00        A1    1,598,655
              Revenue Bonds, Series 2004A, 5.000%, 12/01/26

       1,000 Onalaska Community Development Authority, Wisconsin,         10/13 at 100.00        A3    1,036,240
              Community Development Lease Revenue Bonds, Series 2003,
              4.875%, 10/01/27

             Southeast Wisconsin Professional Baseball Park District,
             Sales Tax Revenue Refunding Bonds, Series 1998A:
         850  5.500%, 12/15/18 - MBIA Insured                                No Opt. Call       AAA      995,418
         400  5.500%, 12/15/19 - MBIA Insured                                No Opt. Call       AAA      469,284
       2,195  5.500%, 12/15/20 - MBIA Insured                                No Opt. Call       AAA    2,591,483
         500  5.500%, 12/15/26 - MBIA Insured                                No Opt. Call       AAA      594,775

         375 Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin,  10/08 at 100.00       N/R      387,934
              Lease Revenue Bonds, Series 1998A, 5.200%, 10/01/21

         600 Virgin Islands Public Finance Authority, Senior Lien         10/08 at 101.00       BBB      629,328
              Revenue Refunding Bonds, Matching Fund Loan Note, Series
              1998A, 5.625%, 10/01/25

         500 Wauwatosa Redevelopment Authority, Milwaukee County,         12/07 at 100.00       AAA      531,250
              Wisconsin, Lease Revenue Bonds, Series 1997, 5.650%,
              12/01/16 - MBIA Insured

       1,000 Weston Community Development Authority, Wisconsin, Lease     10/14 at 100.00       N/R    1,101,840
              Revenue Bonds, Series 2004A, 5.250%, 10/01/21

       1,000 Weston Community Development Authority, Wisconsin, Lease     10/15 at 100.00       N/R    1,054,010
              Revenue Bonds, Series 2005A, 5.000%, 10/01/21

             Wisconsin Center District, Junior Dedicated Tax Revenue
             Refunding Bonds, Series 1999:
       1,000  5.250%, 12/15/23 - FSA Insured                                 No Opt. Call       AAA    1,156,090
         500  5.250%, 12/15/27 - FSA Insured                                 No Opt. Call       AAA      571,175

       2,000 Wisconsin Center District, Senior Dedicated Tax Revenue         No Opt. Call       AAA      666,680
              Refunding Bonds, Series 2003A, 0.000%, 12/15/28 - FSA
              Insured

----
53

Portfolio of Investments
NUVEEN WISCONSIN MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 12.4%

             Ashwaubenon Community Development Authority, Wisconsin,
             Lease Revenue Bonds, Arena Project, Series 1999A:
     $ 2,000  5.700%, 6/01/24 (Pre-refunded to 6/01/09)                    6/09 at 100.00    Aa2*** $    2,202,280
         700  5.800%, 6/01/29 (Pre-refunded to 6/01/09)                    6/09 at 100.00    Aa2***        773,416

       1,500 Cudahy Community Development Authority, Wisconsin,            6/06 at 100.00    N/R***      1,546,230
              Redevelopment Lease Revenue Bonds, Series 1995, 6.000%,
              6/01/11 (Pre-refunded to 6/01/06)

         600 Southeast Wisconsin Professional Baseball Park District,      3/07 at 101.00       AAA        635,862
              Sales Tax Revenue Bonds, Series 1996, 5.800%, 12/15/26
              (Pre-refunded to 3/13/07) - MBIA Insured

         475 Wisconsin Center District, Junior Dedicated Tax Revenue      12/06 at 101.00       AAA        499,538
              Bonds, Series 1996B, 5.700%, 12/15/20 (Pre-refunded to
              12/15/06)
------------------------------------------------------------------------------------------------------------------
     $43,405 Total Long-Term Investments (cost $42,469,261) - 98.0%                                     44,884,868
------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.0%                                                          899,380
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   45,784,248
             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.

                                See accompanying notes to financial statements.

----
54

Statement of Assets and Liabilities
May 31, 2005

                                      Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
-----------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value
 (cost $121,375,388,
 $460,357,650, $229,991,818,
 $243,884,069, $518,685,257
 and $42,469,261,
 respectively)                 $130,157,983  $491,119,956  $249,246,508  $260,225,555  $562,146,653  $44,884,868
Cash                                335,426     1,662,964       271,958       728,059       368,948      262,478
Receivables:
 Interest                         1,612,417     6,003,171     2,479,450     3,746,747     9,540,693      789,549
 Investments sold                   590,000     1,428,000     1,769,199        40,626     7,401,072           --
 Shares sold                         80,714       224,280        51,234        23,481     1,457,386       47,482
Other assets                            271        30,414        18,521         4,858        38,553          100
-----------------------------------------------------------------------------------------------------------------
   Total assets                 132,776,811   500,468,785   253,836,870   264,769,326   580,953,305   45,984,477
-----------------------------------------------------------------------------------------------------------------
Liabilities
Payables:
 Investments purchased                   --     2,136,740            --     1,585,245     9,143,676           --
 Shares redeemed                     42,223       150,880       406,071       131,989       305,451           --
Accrued expenses:
 Management fees                     60,591       220,470       114,213       118,495       251,522       20,922
 12b-1 distribution and
   service fees                      39,396       118,501        62,229        59,383       110,125       12,902
 Other                               43,908       147,382        91,316        70,824       193,001       22,184
Dividends payable                   414,809     1,632,191       862,563       919,927     1,991,256      144,221
-----------------------------------------------------------------------------------------------------------------
   Total liabilities                600,927     4,406,164     1,536,392     2,885,863    11,995,031      200,229
-----------------------------------------------------------------------------------------------------------------
Net assets                     $132,175,884  $496,062,621  $252,300,478  $261,883,463  $568,958,274  $45,784,248
-----------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                     $ 97,860,721  $427,105,791  $181,302,034  $232,170,757  $358,528,925  $36,324,601
Shares outstanding                9,180,134    37,789,025    15,246,434    20,642,033    30,766,473    3,444,893
Net asset value per share      $      10.66  $      11.30  $      11.89  $      11.25  $      11.65  $     10.54
Offering price per share (net
 asset value per share
 plus maximum sales charge of
 4.20% of offering price)      $      11.13  $      11.80  $      12.41  $      11.74  $      12.16  $     11.00
-----------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                     $ 10,030,568  $ 21,215,968  $  8,937,548  $  9,197,306  $ 25,621,218  $ 4,599,736
Shares outstanding                  948,336     1,876,377       750,053       817,165     2,201,417      435,366
Net asset value and offering
 price per share               $      10.58  $      11.31  $      11.92  $      11.26  $      11.64  $     10.57
-----------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                     $ 22,835,549  $ 46,159,803  $ 38,386,253  $ 19,954,554  $ 45,791,476  $ 4,797,112
Shares outstanding                2,140,411     4,087,374     3,231,180     1,775,333     3,937,693      453,903
Net asset value and offering
 price per share               $      10.67  $      11.29  $      11.88  $      11.24  $      11.63  $     10.57
-----------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                     $  1,449,046  $  1,581,059  $ 23,674,643  $    560,846  $139,016,655  $    62,799
Shares outstanding                  135,333       140,023     1,990,633        49,807    11,942,697        5,930
Net asset value and offering
 price per share               $      10.71  $      11.29  $      11.89  $      11.26  $      11.64  $     10.59
-----------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-----------------------------------------------------------------------------------------------------------------
Capital paid-in                $125,674,041  $465,012,342  $231,057,570  $246,537,044  $525,360,914  $43,274,419
Undistributed
 (Over-distribution of) net
 investment income                 (172,364)     (392,659)     (282,649)     (117,110)     (130,879)     (25,375)
Accumulated net realized gain
 (loss) from investments         (2,108,388)      680,632     2,270,867      (877,957)      266,843      119,597
Net unrealized appreciation
 of investments                   8,782,595    30,762,306    19,254,690    16,341,486    43,461,396    2,415,607
-----------------------------------------------------------------------------------------------------------------
Net assets                     $132,175,884  $496,062,621  $252,300,478  $261,883,463  $568,958,274  $45,784,248
-----------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
55

Statement of Operations
Year Ended May 31, 2005

                                     Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
-----------------------------------------------------------------------------------------------------------
Investment Income              $ 6,536,413  $25,207,928  $13,091,395  $13,516,173  $29,679,190  $2,309,492
-----------------------------------------------------------------------------------------------------------
Expenses
Management fees                    703,756    2,573,891    1,357,696    1,399,467    2,960,238     256,035
12b-1 service fees - Class A       189,607      838,178      363,021      461,146      704,926      75,090
12b-1 distribution and
 service fees - Class B            104,634      200,270       90,524       88,370      248,330      45,358
12b-1 distribution and
 service fees - Class C            168,299      339,852      283,290      151,943      336,802      34,744
Shareholders' servicing agent
 fees and expenses                  76,574      238,617      147,938      120,706      341,139      27,909
Custodian's fees and expenses       51,863      125,150       86,088       78,949      147,311      27,613
Trustees' fees and expenses          2,911       11,298        5,249        5,809       12,137       1,027
Professional fees                   16,420       30,839       18,852       17,867       33,771       8,184
Shareholders' reports -
 printing and mailing expenses      16,309       53,205       34,635       25,707       68,676       6,576
Federal and state
 registration fees                   9,259        9,747       11,801        9,501        9,380       8,099
Other expenses                       5,210       16,079        9,361        9,263       18,422       2,728
-----------------------------------------------------------------------------------------------------------
Total expenses before
 custodian fee credit            1,344,842    4,437,126    2,408,455    2,368,728    4,881,132     493,363
 Custodian fee credit              (16,576)     (36,805)     (14,293)     (16,192)     (19,064)     (6,307)
-----------------------------------------------------------------------------------------------------------
Net expenses                     1,328,266    4,400,321    2,394,162    2,352,536    4,862,068     487,056
-----------------------------------------------------------------------------------------------------------
Net investment income            5,208,147   20,807,607   10,697,233   11,163,637   24,817,122   1,822,436
-----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain
Net realized gain from
 investments                       648,814    2,819,853    2,844,854      305,056    2,017,144     618,419
Net change in unrealized
 appreciation (depreciation)
 of investments                  5,016,120   15,787,210    6,924,697   10,714,383   21,508,002   1,176,131
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain                            5,664,934   18,607,063    9,769,551   11,019,439   23,525,146   1,794,550
-----------------------------------------------------------------------------------------------------------
Net increase in net assets
 from operations               $10,873,081  $39,414,670  $20,466,784  $22,183,076  $48,342,268  $3,616,986
-----------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
56

Statement of Changes in Net Assets

                                                   Kansas                     Kentucky
                                         --------------------------  --------------------------
                                            Year Ended    Year Ended    Year Ended    Year Ended
                                               5/31/05       5/31/04       5/31/05       5/31/04
------------------------------------------------------------------------------------------------
Operations
Net investment income                    $  5,208,147  $  5,778,679  $ 20,807,607  $ 22,222,767
Net realized gain (loss) from
 investments                                  648,814    (1,665,829)    2,819,853    (1,975,667)
Net change in unrealized appreciation
 (depreciation) of investments              5,016,120    (5,728,328)   15,787,210   (16,569,142)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           10,873,081    (1,615,478)   39,414,670     3,677,958
------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                   (3,962,833)   (4,349,593)  (18,216,210)  (19,890,380)
 Class B                                     (381,736)     (440,052)     (756,793)     (841,490)
 Class C                                     (820,547)   (1,002,336)   (1,711,635)   (2,003,684)
 Class R                                      (53,886)      (54,894)      (65,978)      (58,747)
From accumulated net realized gains
 from investments:
 Class A                                           --            --      (215,689)   (1,451,394)
 Class B                                           --            --       (10,824)      (73,792)
 Class C                                           --            --       (23,312)     (163,017)
 Class R                                           --            --          (808)       (4,045)
------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders             (5,219,002)   (5,846,875)  (21,001,249)  (24,486,549)
------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares               13,008,347    14,588,942    36,364,254    41,174,702
Proceeds from shares issued to
 shareholders due
 to reinvestment of distributions           2,503,435     2,860,449    10,446,197    12,028,415
------------------------------------------------------------------------------------------------
                                           15,511,782    17,449,391    46,810,451    53,203,117
Cost of shares redeemed                   (16,594,442)  (24,476,334)  (46,733,307)  (54,176,868)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions              (1,082,660)   (7,026,943)       77,144      (973,751)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets       4,571,419   (14,489,296)   18,490,565   (21,782,342)
Net assets at the beginning of year       127,604,465   142,093,761   477,572,056   499,354,398
------------------------------------------------------------------------------------------------
Net assets at the end of year            $132,175,884  $127,604,465  $496,062,621  $477,572,056
------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 year                                    $   (172,364) $   (157,348) $   (392,659) $   (371,032)
------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
57

                                                                               Michigan                    Missouri
                                                                      --------------------------  --------------------------
                                                                         Year Ended    Year Ended    Year Ended    Year Ended
                                                                            5/31/05       5/31/04       5/31/05       5/31/04
-----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $ 10,697,233  $ 12,067,974  $ 11,163,637  $ 11,707,553
Net realized gain (loss) from investments                                2,844,854      (381,658)      305,056       443,606
Net change in unrealized appreciation (depreciation) of investments      6,924,697   (12,892,193)   10,714,383   (12,919,701)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                   20,466,784    (1,205,877)   22,183,076      (768,542)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                               (7,893,894)   (8,999,938)  (10,019,105)  (10,177,283)
  Class B                                                                 (340,481)     (426,071)     (333,110)     (410,400)
  Class C                                                               (1,429,875)   (1,693,924)     (770,457)     (888,249)
  Class R                                                               (1,081,592)   (1,182,789)      (22,605)      (23,566)
From accumulated net realized gains from investments:
  Class A                                                                  (79,663)   (2,004,173)           --            --
  Class B                                                                   (4,292)     (114,034)           --            --
  Class C                                                                  (16,800)     (422,817)           --            --
  Class R                                                                  (10,474)     (251,531)           --            --
-----------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders              (10,857,071)  (15,095,277)  (11,145,277)  (11,499,498)
-----------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                            18,075,991    19,888,293    18,867,537    24,186,720
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                        4,094,961     5,922,909     5,028,242     5,132,188
-----------------------------------------------------------------------------------------------------------------------------
                                                                        22,170,952    25,811,202    23,895,779    29,318,908
Cost of shares redeemed                                                (30,077,327)  (43,387,219)  (26,422,230)  (33,456,713)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions      (7,906,375)  (17,576,017)   (2,526,451)   (4,137,805)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                    1,703,338   (33,877,171)    8,511,348   (16,405,845)
Net assets at the beginning of year                                    250,597,140   284,474,311   253,372,115   269,777,960
-----------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                         $252,300,478  $250,597,140  $261,883,463  $253,372,115
-----------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of year                                                              $   (282,649) $   (206,743) $   (117,110) $   (134,854)
-----------------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
58

                                                    Ohio                      Wisconsin
                                         --------------------------  --------------------------
                                            Year Ended    Year Ended    Year Ended    Year Ended
                                               5/31/05       5/31/04       5/31/05       5/31/04
------------------------------------------------------------------------------------------------
Operations
Net investment income                    $ 24,817,122  $ 27,168,316  $  1,822,436  $  1,992,279
Net realized gain (loss) from
 investments                                2,017,144     1,763,995       618,419       389,437
Net change in unrealized appreciation
 (depreciation) of investments             21,508,002   (33,135,955)    1,176,131    (2,742,604)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           48,342,268    (4,203,644)    3,616,986      (360,888)
------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                  (15,605,959)  (17,203,763)   (1,501,243)   (1,678,781)
 Class B                                     (967,497)   (1,085,124)     (155,227)     (174,560)
 Class C                                   (1,757,417)   (1,982,379)     (159,807)     (173,583)
 Class R                                   (6,476,706)   (7,215,607)       (4,591)       (7,838)
From accumulated net realized gains
 from investments:
 Class A                                           --            --            --            --
 Class B                                           --            --            --            --
 Class C                                           --            --            --            --
 Class R                                           --            --            --            --
------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders            (24,807,579)  (27,486,873)   (1,820,868)   (2,034,762)
------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares               35,431,676    37,222,137     5,456,300     6,672,641
Proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                             12,146,363    13,107,814       983,002     1,197,776
------------------------------------------------------------------------------------------------
                                           47,578,039    50,329,951     6,439,302     7,870,417
Cost of shares redeemed                   (60,281,341)  (79,991,538)  (10,861,710)  (10,096,228)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions             (12,703,302)  (29,661,587)   (4,422,408)   (2,225,811)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets      10,831,387   (61,352,104)   (2,626,290)   (4,621,461)
Net assets at the beginning of year       558,126,887   619,478,991    48,410,538    53,031,999
------------------------------------------------------------------------------------------------
Net assets at the end of year            $568,958,274  $558,126,887  $ 45,784,248  $ 48,410,538
------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the
 end of year                             $   (130,879) $    (99,771) $    (25,375) $    (21,572)
------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
59

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Kansas Municipal Bond Fund ("Kansas"), Nuveen Kentucky Municipal Bond Fund ("Kentucky"), Nuveen Michigan Municipal Bond Fund ("Michigan"), Nuveen Missouri Municipal Bond Fund ("Missouri"), Nuveen Ohio Municipal Bond Fund ("Ohio") and Nuveen Wisconsin Municipal Bond Fund ("Wisconsin") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous Adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2005, Kentucky, Missouri, and Ohio had outstanding when-issued purchase commitments of $2,136,740, $1,585,245 and $9,143,676, respectively. There were no such outstanding purchase commitments in Kansas, Michigan, or Wisconsin.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2005, have been designated Exempt Interest Dividends. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without


----
60
an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a ..20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended May 31, 2005, Kentucky, Michigan and Ohio invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are valued daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Kansas, Missouri and Wisconsin did not invest in any such instruments during the fiscal year ended May 31, 2005.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
61

2. Fund Shares

Transactions in Fund shares were as follows:

                                                               Kansas
                                         --------------------------------------------------
                                                Year Ended                Year Ended
                                                  5/31/05                   5/31/04
                                         ------------------------  ------------------------
                                              Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------
Shares sold:
 Class A                                    860,345  $  9,059,917     793,968  $  8,303,025
 Class A - automatic conversion of
   Class B shares                            16,697       175,515          --            --
 Class B                                     50,553       525,883      59,064       615,299
 Class C                                    286,374     3,012,008     526,585     5,524,723
 Class R                                     22,111       235,024      13,736       145,895
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                    178,604     1,868,759     200,112     2,092,048
 Class B                                     16,620       172,552      19,035       197,536
 Class C                                     43,366       453,981      53,905       564,187
 Class R                                        775         8,143         636         6,678
--------------------------------------------------------------------------------------------
                                          1,475,445    15,511,782   1,667,041    17,449,391
--------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                   (872,910)   (9,130,553) (1,557,318)  (16,264,216)
 Class B                                   (189,055)   (1,973,960)   (188,261)   (1,938,824)
 Class B - automatic conversion to
   Class A shares                           (16,834)     (175,515)         --            --
 Class C                                   (506,754)   (5,261,246)   (586,380)   (6,086,120)
 Class R                                     (5,092)      (53,168)    (17,937)     (187,174)
--------------------------------------------------------------------------------------------
                                         (1,590,645)  (16,594,442) (2,349,896)  (24,476,334)
--------------------------------------------------------------------------------------------
Net increase (decrease)                    (115,200) $ (1,082,660)   (682,855) $ (7,026,943)
--------------------------------------------------------------------------------------------

                                                              Kentucky
                                         --------------------------------------------------
                                                Year Ended                Year Ended
                                                  5/31/05                   5/31/04
                                         ------------------------  ------------------------
                                              Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------
Shares sold:
 Class A                                  2,723,044  $ 30,401,710   2,858,255  $ 31,892,416
 Class A - automatic conversion of
   Class B shares                             8,847        98,597          --            --
 Class B                                    124,020     1,384,507     249,021     2,763,418
 Class C                                    376,990     4,202,352     572,512     6,394,052
 Class R                                     24,848       277,088      11,133       124,816
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                    816,581     9,066,627     932,474    10,375,268
 Class B                                     38,395       426,521      45,210       503,135
 Class C                                     81,054       898,778      98,888     1,099,196
 Class R                                      4,891        54,271       4,573        50,816
--------------------------------------------------------------------------------------------
                                          4,198,670    46,810,451   4,772,066    53,203,117
--------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                 (3,450,812)  (38,405,653) (3,709,929)  (41,162,021)
 Class B                                   (195,043)   (2,166,368)   (244,740)   (2,709,713)
 Class B - automatic conversion to
   Class A shares                            (8,845)      (98,597)         --            --
 Class C                                   (538,433)   (5,973,276)   (930,718)  (10,295,377)
 Class R                                     (7,976)      (89,413)       (899)       (9,757)
--------------------------------------------------------------------------------------------
                                         (4,201,109)  (46,733,307) (4,886,286)  (54,176,868)
--------------------------------------------------------------------------------------------
Net increase (decrease)                      (2,439) $     77,144    (114,220) $   (973,751)
--------------------------------------------------------------------------------------------


----
62

                                                                         Michigan
                                                    --------------------------------------------------
                                                           Year Ended                Year Ended
                                                             5/31/05                   5/31/04
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            1,128,179  $ 13,206,864   1,173,770  $ 13,773,949
  Class A - automatic conversion of Class B shares       7,126        84,229          --            --
  Class B                                               50,547       593,221     103,810     1,221,861
  Class C                                              329,227     3,867,933     344,503     4,053,427
  Class R                                               27,710       323,744      71,099       839,056
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              234,783     2,744,586     341,045     4,005,239
  Class B                                               10,815       126,702      17,765       208,791
  Class C                                               42,194       492,748      60,648       711,144
  Class R                                               62,508       730,925      84,936       997,735
-------------------------------------------------------------------------------------------------------
                                                     1,893,089    22,170,952   2,197,576    25,811,202
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (1,847,113)  (21,589,536) (2,625,909)  (30,776,396)
  Class B                                             (186,090)   (2,178,934)   (157,814)   (1,844,648)
  Class B - automatic conversion to Class A shares      (7,114)      (84,229)         --            --
  Class C                                             (368,694)   (4,319,715)   (774,769)   (9,064,066)
  Class R                                             (162,717)   (1,904,913)   (144,833)   (1,702,109)
-------------------------------------------------------------------------------------------------------
                                                    (2,571,728)  (30,077,327) (3,703,325)  (43,387,219)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                               (678,639) $ (7,906,375) (1,505,749) $(17,576,017)
-------------------------------------------------------------------------------------------------------

                                                                         Missouri
                                                    --------------------------------------------------
                                                           Year Ended                Year Ended
                                                             5/31/05                   5/31/04
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            1,445,635  $ 15,863,183   1,896,429  $ 20,766,655
  Class A - automatic conversion of Class B shares       1,348        15,131          --            --
  Class B                                               55,120       613,519     106,461     1,175,381
  Class C                                              204,601     2,273,655     204,008     2,244,513
  Class R                                                9,178       102,049          15           171
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              416,123     4,592,030     418,334     4,614,441
  Class B                                               16,069       177,389      18,993       209,608
  Class C                                               23,149       255,193      27,661       305,073
  Class R                                                  328         3,630         278         3,066
-------------------------------------------------------------------------------------------------------
                                                     2,171,551    23,895,779   2,672,179    29,318,908
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (1,809,311)  (20,035,159) (2,434,553)  (26,768,972)
  Class B                                             (136,397)   (1,506,122)   (295,500)   (3,248,762)
  Class B - automatic conversion to Class A shares      (1,347)      (15,131)         --            --
  Class C                                             (438,686)   (4,815,752)   (311,727)   (3,408,979)
  Class R                                               (4,471)      (50,066)     (2,688)      (30,000)
-------------------------------------------------------------------------------------------------------
                                                    (2,390,212)  (26,422,230) (3,044,468)  (33,456,713)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                               (218,661) $ (2,526,451)   (372,289) $ (4,137,805)
-------------------------------------------------------------------------------------------------------


----
63

                                                                           Ohio
                                                    --------------------------------------------------
                                                           Year Ended                Year Ended
                                                             5/31/05                   5/31/04
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            2,421,794  $ 27,855,344   2,304,454  $ 26,549,245
  Class A - automatic conversion of Class B shares      21,765       251,838          --            --
  Class B                                               97,298     1,117,174     267,211     3,083,903
  Class C                                              433,897     4,997,158     489,022     5,609,952
  Class R                                              106,356     1,210,162     171,767     1,979,037
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              574,748     6,582,720     599,545     6,881,391
  Class B                                               30,755       351,735      34,215       392,111
  Class C                                               59,538       680,583      66,384       760,754
  Class R                                              396,161     4,531,325     442,465     5,073,558
-------------------------------------------------------------------------------------------------------
                                                     4,142,312    47,578,039   4,375,063    50,329,951
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (3,375,812)  (38,603,590) (4,517,200)  (51,533,122)
  Class B                                             (240,240)   (2,754,861)   (352,580)   (4,031,327)
  Class B - automatic conversion to Class A shares     (21,798)     (251,838)         --            --
  Class C                                             (553,070)   (6,309,352)   (894,505)  (10,208,729)
  Class R                                           (1,081,810)  (12,361,700) (1,243,807)  (14,218,360)
-------------------------------------------------------------------------------------------------------
                                                    (5,272,730)  (60,281,341) (7,008,092)  (79,991,538)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                             (1,130,418) $(12,703,302) (2,633,029) $(29,661,587)
-------------------------------------------------------------------------------------------------------

                                                                         Wisconsin
                                                    --------------------------------------------------
                                                           Year Ended                Year Ended
                                                             5/31/05                   5/31/04
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              384,826  $  4,015,568     464,905  $  4,873,006
  Class A - automatic conversion of Class B shares       2,773        28,862          --            --
  Class B                                               32,963       337,963      38,553       404,420
  Class C                                              102,831     1,073,682     132,785     1,393,067
  Class R                                                   22           225         197         2,148
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                               76,575       795,272      94,737       985,477
  Class B                                                7,840        81,577       9,370        97,772
  Class C                                                9,739       101,361      10,299       107,357
  Class R                                                  461         4,792         687         7,170
-------------------------------------------------------------------------------------------------------
                                                       618,030     6,439,302     751,533     7,870,417
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (861,604)   (8,991,707)   (704,255)   (7,287,114)
  Class B                                              (51,401)     (534,937)   (158,637)   (1,626,947)
  Class B - automatic conversion to Class A shares      (2,767)      (28,862)         --            --
  Class C                                             (113,481)   (1,182,323)   (114,245)   (1,182,167)
  Class R                                              (11,929)     (123,881)         --            --
-------------------------------------------------------------------------------------------------------
                                                    (1,041,182)  (10,861,710)   (977,137)  (10,096,228)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                               (423,152) $ (4,422,408)   (225,604) $ (2,225,811)
-------------------------------------------------------------------------------------------------------


----
64

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended May 31, 2005, were as follows:

                 Kansas    Kentucky    Michigan    Missouri        Ohio   Wisconsin
-----------------------------------------------------------------------------------
Purchases   $27,402,512 $72,382,705 $39,780,872 $42,574,515 $62,354,023 $ 7,089,624
Sales and
 maturities  30,152,046  70,233,418  43,054,102  41,452,529  71,634,865  11,586,495
-----------------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2005, the cost of investments was as follows:

                          Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
------------------------------------------------------------------------------------------------
Cost of investments $121,361,688 $460,265,975 $230,076,021 $243,833,505 $518,251,548 $42,460,330
------------------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as follows:

                                                Kansas     Kentucky     Michigan     Missouri         Ohio  Wisconsin
---------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $8,889,507  $31,238,718  $19,489,993  $16,712,936  $44,170,788  $2,424,538
  Depreciation                                (93,212)    (384,737)    (319,506)    (320,886)    (275,683)         --
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments $8,796,295  $30,853,981  $19,170,487  $16,392,050  $43,895,105  $2,424,538
---------------------------------------------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2005, were as follows:

                                            Kansas   Kentucky   Michigan Missouri       Ohio Wisconsin
------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*      $228,746 $1,115,012 $  451,304 $752,256 $1,398,403  $106,215
Undistributed net ordinary income**             --          3      9,969       --     28,265     3,699
Undistributed net long-term capital gains       --    713,500  2,473,706       --    266,844   119,596
------------------------------------------------------------------------------------------------------

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 9, 2005, paid on June 1, 2005.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended May 31, 2005 and May 31, 2004, was designated for purposes of the dividends paid deduction as follows:

2005                                               Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
--------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $5,262,204 $20,944,156 $10,809,668 $11,148,920 $24,974,764 $1,838,398
Distributions from net ordinary income**               --      20,309      16,192          --          --         --
Distributions from net long-term capital gains         --     250,633     111,229          --          --         --
--------------------------------------------------------------------------------------------------------------------

2004                                               Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
--------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $5,889,048 $22,797,140 $12,369,021 $11,548,175 $27,679,862 $2,048,961
Distributions from net ordinary income**               --      66,682      78,164          --       9,397      1,079
Distributions from net long-term capital gains         --   1,687,946   2,769,039          --          --         --
--------------------------------------------------------------------------------------------------------------------

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2005, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                           Kansas Missouri
                      ------------------------------------
                      Expiration year:
                        2008           $       -- $     --
                        2009              414,885  673,391
                        2010                   --  204,566
                        2011                   --       --
                        2012            1,614,137       --
                      ------------------------------------
                                       $2,029,022 $877,957
                      ------------------------------------


----
65

At May 31, 2005, Kansas elected to defer $79,367 of net realized losses from investments incurred from November 1, 2004 through May 31, 2005 ("post-October losses") in accordance with Federal income tax regulations. The post-October losses were treated as having arisen on the first day of the following fiscal year.

5. Management Fee and Other Transactions with Affiliates

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of June 30, 2005, the complex-level fee rate was .1900%; that is the funds' effective management fees were reduced by approximately .0010%.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Fund-Level Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .3500%
              For the next $125 million                    .3375
              For the next $250 million                    .3250
              For the next $500 million                    .3125
              For the next $1 billion                      .3000
              For the next $3 billion                      .2750
              For net assets over $5 billion               .2500
              ---------------------------------------------------

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

       Complex-Level Assets /(1)/                Complex-Level Fee Rate
       -----------------------------------------------------------------
       For the first $55 billion                                  .2000%
       For the next $1 billion                                    .1800
       For the next $1 billion                                    .1600
       For the next $3 billion                                    .1425
       For the next $3 billion                                    .1325
       For the next $3 billion                                    .1250
       For the next $5 billion                                    .1200
       For the next $5 billion                                    .1175
       For the next $15 billion                                   .1150
       For Managed Assets over $91 billion /(2)/                  .1400
       -----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Management Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .5500%
              For the next $125 million                    .5375
              For the next $250 million                    .5250
              For the next $500 million                    .5125
              For the next $1 billion                      .5000
              For the next $3 billion                      .4750
              For net assets over $5 billion               .4500
              ---------------------------------------------------


----
66

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Ohio in order to limit total expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .75% of the average daily net assets. The Adviser may also voluntarily reimburse additional expenses in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the fiscal year ended May 31, 2005, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                         Kansas Kentucky Michigan Missouri     Ohio Wisconsin
---------------------------------------------------------------------------------------------
Sales charges collected (unaudited)    $181,225 $748,425 $173,590 $242,010 $433,692   $98,297
Paid to authorized dealers (unaudited)  157,894  651,028  150,464  211,129  377,610    84,807
---------------------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2005, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                 Kansas Kentucky Michigan Missouri     Ohio Wisconsin
-------------------------------------------------------------------------------------
Commission advances (unaudited) $61,604 $167,478  $72,991  $76,572 $132,713   $28,458
-------------------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2005, the Distributor retained such 12b-1 fees as follows:

                                  Kansas Kentucky Michigan Missouri     Ohio Wisconsin
--------------------------------------------------------------------------------------
12b-1 fees retained (unaudited) $106,859 $189,239 $109,692  $84,355 $236,877   $45,670
--------------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2005, as follows:

                            Kansas Kentucky Michigan Missouri    Ohio Wisconsin
 ------------------------------------------------------------------------------
 CDSC retained (unaudited) $33,390  $36,516  $34,617  $17,649 $40,286    $9,125
 ------------------------------------------------------------------------------

6. Announcement Regarding Parent Company of Adviser

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Trustees will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.


----
67

7. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 2005, to shareholders of record on June 9, 2005, as follows:

                    Kansas Kentucky Michigan Missouri   Ohio Wisconsin
         -------------------------------------------------------------
         Dividend
          per
          share:
          Class A   $.0345   $.0380   $.0415   $.0400 $.0410    $.0345
          Class B    .0280    .0310    .0340    .0330  .0340     .0280
          Class C    .0300    .0325    .0360    .0350  .0360     .0300
          Class R    .0365    .0395    .0435    .0420  .0430     .0365
         -------------------------------------------------------------


----
68

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations       Less Distributions
                     ---------------------------  ----------------------                    --------


KANSAS




                                      Net
           Beginning       Net  Realized/             Net                 Ending              Ending
                 Net   Invest- Unrealized         Invest-                    Net                 Net
Year Ended     Asset      ment       Gain            ment  Capital         Asset     Total    Assets
May 31,        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)     (000)
-----------------------------------------------------------------------------------------------------
Class A (1/92)
  2005        $10.20      $.44      $ .46  $ .90    $(.44)     $-- $(.44) $10.66      8.95% $ 97,861
  2004         10.77       .46       (.57)  (.11)    (.46)      --  (.46)  10.20     (1.02)   91,744
  2003         10.25       .48        .52   1.00     (.48)      --  (.48)  10.77     10.03   102,938
  2002         10.16       .50        .10    .60     (.51)      --  (.51)  10.25      6.06    96,411
  2001          9.54       .51        .62   1.13     (.51)      --  (.51)  10.16     12.02    91,062
Class B (2/97)
  2005         10.12       .36        .46    .82     (.36)      --  (.36)  10.58      8.21    10,031
  2004         10.69       .38       (.57)  (.19)    (.38)      --  (.38)  10.12     (1.77)   11,001
  2003         10.18       .40        .52    .92     (.41)      --  (.41)  10.69      9.18    12,797
  2002         10.09       .42        .11    .53     (.44)      --  (.44)  10.18      5.30    10,210
  2001          9.48       .44        .61   1.05     (.44)      --  (.44)  10.09     11.17     6,851
Class C (2/97)
  2005         10.21       .38        .46    .84     (.38)      --  (.38)  10.67      8.39    22,836
  2004         10.78       .40       (.56)  (.16)    (.41)      --  (.41)  10.21     (1.53)   23,656
  2003         10.27       .42        .52    .94     (.43)      --  (.43)  10.78      9.35    25,049
  2002         10.17       .44        .12    .56     (.46)      --  (.46)  10.27      5.60    16,943
  2001          9.56       .46        .61   1.07     (.46)      --  (.46)  10.17     11.29     6,359
Class R (2/97)
  2005         10.24       .46        .47    .93     (.46)      --  (.46)  10.71      9.26     1,449
  2004         10.82       .48       (.58)  (.10)    (.48)      --  (.48)  10.24      (.89)    1,204
  2003         10.30       .50        .53   1.03     (.51)      --  (.51)  10.82     10.23     1,310
  2002         10.20       .53        .11    .64     (.54)      --  (.54)  10.30      6.38     1,475
  2001          9.59       .54        .60   1.14     (.53)      --  (.53)  10.20     12.12     1,967
-----------------------------------------------------------------------------------------------------

Class (Commencement Date)
                             Ratios/Supplemental Data
           -------------------------------------------------------------------
                       Before Credit/         After          After Credit/
                       Reimbursement     Reimbursement(c)   Reimbursement(d)
KANSAS               -----------------  -----------------  -----------------
                       Ratio              Ratio              Ratio
                      of Net             of Net             of Net
                     Invest-            Invest-            Invest-
           Ratio of     ment  Ratio of     ment  Ratio of     ment
           Expenses   Income  Expenses   Income  Expenses   Income
                 to       to        to       to        to       to
            Average  Average   Average  Average   Average  Average  Portfolio
Year Ended      Net      Net       Net      Net       Net      Net   Turnover
May 31,      Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------
Class A (1/92)
  2005          .88%    4.17%      .88%    4.17%      .87%    4.18%        21%
  2004          .90     4.36       .90     4.36       .89     4.37         11
  2003          .88     4.57       .88     4.57       .87     4.58         12
  2002          .90     4.90       .90     4.90       .89     4.91         17
  2001          .90     5.13       .90     5.13       .89     5.14         18
Class B (2/97)
  2005         1.63     3.42      1.63     3.42      1.61     3.43         21
  2004         1.64     3.61      1.64     3.61      1.64     3.62         11
  2003         1.63     3.81      1.63     3.81      1.62     3.82         12
  2002         1.65     4.13      1.65     4.13      1.64     4.15         17
  2001         1.65     4.38      1.65     4.38      1.64     4.39         18
Class C (2/97)
  2005         1.43     3.62      1.43     3.62      1.42     3.63         21
  2004         1.45     3.81      1.45     3.81      1.44     3.82         11
  2003         1.43     4.01      1.43     4.01      1.42     4.02         12
  2002         1.44     4.31      1.44     4.31      1.43     4.32         17
  2001         1.45     4.58      1.45     4.58      1.44     4.59         18
Class R (2/97)
  2005          .68     4.37       .68     4.37       .67     4.38         21
  2004          .70     4.56       .70     4.56       .69     4.57         11
  2003          .68     4.77       .68     4.77       .67     4.78         12
  2002          .70     5.12       .70     5.12       .69     5.13         17
  2001          .69     5.33       .69     5.33       .68     5.34         18
------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
69

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations       Less Distributions
                     --------------------------- -----------------------                    --------


KENTUCKY




                                      Net
           Beginning       Net  Realized/            Net                  Ending              Ending
                 Net   Invest- Unrealized        Invest-                     Net                 Net
Year Ended     Asset      ment       Gain           ment  Capital          Asset     Total    Assets
May 31,        Value Income(a)     (Loss)  Total  Income    Gains   Total  Value Return(b)     (000)
-----------------------------------------------------------------------------------------------------
Class A (5/87)
  2005        $10.88      $.48      $ .43  $ .91   $(.48)   $(.01) $(.49) $11.30      8.51% $427,106
  2004         11.35       .51       (.42)   .09    (.52)    (.04)  (.56)  10.88       .90   410,109
  2003         10.92       .53        .44    .97    (.53)    (.01)  (.54)  11.35      9.03   426,782
  2002         10.80       .54        .12    .66    (.54)      --   (.54)  10.92      6.22   407,706
  2001         10.30       .55        .50   1.05    (.55)      --   (.55)  10.80     10.40   403,793
Class B (2/97)
  2005         10.88       .40        .44    .84    (.40)    (.01)  (.41)  11.31      7.80    21,216
  2004         11.35       .43       (.42)   .01    (.44)    (.04)  (.48)  10.88       .14    20,874
  2003         10.92       .45        .44    .89    (.45)    (.01)  (.46)  11.35      8.21    21,206
  2002         10.80       .46        .12    .58    (.46)      --   (.46)  10.92      5.42    16,808
  2001         10.30       .47        .51    .98    (.48)      --   (.48)  10.80      9.60    12,977
Class C (10/93)
  2005         10.87       .42        .43    .85    (.42)    (.01)  (.43)  11.29      7.91    46,160
  2004         11.34       .45       (.42)   .03    (.46)    (.04)  (.50)  10.87       .35    45,303
  2003         10.91       .47        .44    .91    (.47)    (.01)  (.48)  11.34      8.45    50,194
  2002         10.79       .48        .12    .60    (.48)      --   (.48)  10.91      5.64    40,746
  2001         10.29       .49        .50    .99    (.49)      --   (.49)  10.79      9.80    35,770
Class R (2/97)
  2005         10.87       .51        .42    .93    (.50)    (.01)  (.51)  11.29      8.70     1,581
  2004         11.33       .53       (.41)   .12    (.54)    (.04)  (.58)  10.87      1.15     1,285
  2003         10.90       .55        .44    .99    (.55)    (.01)  (.56)  11.33      9.23     1,172
  2002         10.78       .57        .11    .68    (.56)      --   (.56)  10.90      6.40       983
  2001         10.27       .57        .51   1.08    (.57)      --   (.57)  10.78     10.72       889
-----------------------------------------------------------------------------------------------------

Class (Commencement Date)
                             Ratios/Supplemental Data
           -------------------------------------------------------------------
                       Before Credit/         After          After Credit/
                       Reimbursement     Reimbursement(c)   Reimbursement(d)
KENTUCKY             -----------------  -----------------  -----------------
                       Ratio              Ratio              Ratio
                      of Net             of Net             of Net
                     Invest-            Invest-            Invest-
           Ratio of     ment  Ratio of     ment  Ratio of     ment
           Expenses   Income  Expenses   Income  Expenses   Income
                 to       to        to       to        to       to
            Average  Average   Average  Average   Average  Average  Portfolio
Year Ended      Net      Net       Net      Net       Net      Net   Turnover
May 31,      Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------
Class A (5/87)
  2005          .83%    4.35%      .83%    4.35%      .82%    4.36%        15%
  2004          .84     4.58       .84     4.58       .83     4.58         16
  2003          .84     4.79       .84     4.79       .83     4.79         14
  2002          .85     4.99       .85     4.99       .84     5.00         14
  2001          .87     5.11       .87     5.11       .85     5.13         14
Class B (2/97)
  2005         1.57     3.60      1.57     3.60      1.57     3.61         15
  2004         1.59     3.83      1.59     3.83      1.58     3.83         16
  2003         1.59     4.04      1.59     4.04      1.58     4.04         14
  2002         1.59     4.24      1.59     4.24      1.58     4.25         14
  2001         1.62     4.36      1.62     4.36      1.60     4.38         14
Class C (10/93)
  2005         1.37     3.80      1.37     3.80      1.37     3.81         15
  2004         1.39     4.03      1.39     4.03      1.38     4.03         16
  2003         1.39     4.24      1.39     4.24      1.38     4.24         14
  2002         1.40     4.44      1.40     4.44      1.39     4.45         14
  2001         1.42     4.56      1.42     4.56      1.40     4.58         14
Class R (2/97)
  2005          .63     4.54       .63     4.54       .62     4.55         15
  2004          .64     4.78       .64     4.78       .63     4.78         16
  2003          .64     4.99       .64     4.99       .63     4.99         14
  2002          .65     5.19       .65     5.19       .64     5.20         14
  2001          .67     5.31       .67     5.31       .65     5.33         14
------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
70

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations        Less Distributions
                     ---------------------------  -----------------------                    --------


MICHIGAN




                                      Net
           Beginning       Net  Realized/             Net                  Ending              Ending
                 Net   Invest- Unrealized         Invest-                     Net                 Net
Year Ended     Asset      ment       Gain            ment  Capital          Asset     Total    Assets
May 31,        Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)     (000)
------------------------------------------------------------------------------------------------------
Class A (6/85)
  2005        $11.45      $.51     $  .45  $ .96    $(.51)   $(.01) $(.52) $11.89      8.48% $181,302
  2004         12.16       .54       (.58)  (.04)    (.55)    (.12)  (.67)  11.45      (.27)  179,956
  2003         11.55       .55        .63   1.18     (.56)    (.01)  (.57)  12.16     10.40   204,652
  2002         11.39       .56        .20    .76     (.57)    (.03)  (.60)  11.55      6.70   205,808
  2001         10.75       .58        .63   1.21     (.57)      --   (.57)  11.39     11.45   211,992
Class B (2/97)
  2005         11.47       .42        .46    .88     (.42)    (.01)  (.43)  11.92      7.73     8,938
  2004         12.18       .45       (.58)  (.13)    (.46)    (.12)  (.58)  11.47     (1.03)   10,112
  2003         11.57       .46        .63   1.09     (.47)    (.01)  (.48)  12.18      9.56    11,179
  2002         11.41       .48        .19    .67     (.48)    (.03)  (.51)  11.57      5.88     9,214
  2001         10.77       .50        .63   1.13     (.49)      --   (.49)  11.41     10.61     8,642
Class C (6/93)
  2005         11.43       .44        .46    .90     (.44)    (.01)  (.45)  11.88      7.98    38,386
  2004         12.14       .48       (.58)  (.10)    (.49)    (.12)  (.61)  11.43      (.83)   36,912
  2003         11.54       .49        .61   1.10     (.49)    (.01)  (.50)  12.14      9.71    43,693
  2002         11.38       .50        .19    .69     (.50)    (.03)  (.53)  11.54      6.11    38,763
  2001         10.74       .52        .63   1.15     (.51)      --   (.51)  11.38     10.84    36,123
Class R (2/97)
  2005         11.45       .53        .45    .98     (.53)    (.01)  (.54)  11.89      8.70    23,675
  2004         12.16       .57       (.58)  (.01)    (.58)    (.12)  (.70)  11.45      (.07)   23,618
  2003         11.56       .58        .61   1.19     (.58)    (.01)  (.59)  12.16     10.53    24,951
  2002         11.39       .59        .20    .79     (.59)    (.03)  (.62)  11.56      6.99    23,643
  2001         10.75       .60        .63   1.23     (.59)      --   (.59)  11.39     11.63    22,799
------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                             Ratios/Supplemental Data
           -------------------------------------------------------------------
             Before Credit/         After          After Credit/
             Reimbursement     Reimbursement(c)   Reimbursement(d)
MICHIGAN   -----------------  -----------------  -----------------
                       Ratio              Ratio              Ratio
                      of Net             of Net             of Net
                     Invest-            Invest-            Invest-
           Ratio of     ment  Ratio of     ment  Ratio of     ment
           Expenses   Income  Expenses   Income  Expenses   Income
                 to       to        to       to        to       to
            Average  Average   Average  Average   Average  Average  Portfolio
Year Ended      Net      Net       Net      Net       Net      Net   Turnover
May 31,      Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------
Class A (6/85)
  2005          .86%    4.32%      .86%    4.32%      .86%    4.33%        16%
  2004          .87     4.61       .87     4.61       .86     4.61          9
  2003          .86     4.67       .86     4.67       .86     4.67         10
  2002          .87     4.86       .87     4.86       .87     4.86         19
  2001          .87     5.15       .87     5.15       .86     5.16         11
Class B (2/97)
  2005         1.61     3.57      1.61     3.57      1.60     3.58         16
  2004         1.62     3.86      1.62     3.86      1.61     3.86          9
  2003         1.61     3.91      1.61     3.91      1.61     3.92         10
  2002         1.62     4.11      1.62     4.11      1.62     4.11         19
  2001         1.62     4.40      1.62     4.40      1.61     4.41         11
Class C (6/93)
  2005         1.41     3.77      1.41     3.77      1.40     3.78         16
  2004         1.42     4.06      1.42     4.06      1.41     4.06          9
  2003         1.41     4.12      1.41     4.12      1.41     4.12         10
  2002         1.42     4.31      1.42     4.31      1.42     4.31         19
  2001         1.42     4.60      1.42     4.60      1.41     4.61         11
Class R (2/97)
  2005          .66     4.52       .66     4.52       .66     4.53         16
  2004          .67     4.81       .67     4.81       .66     4.81          9
  2003          .66     4.87       .66     4.87       .66     4.87         10
  2002          .67     5.06       .67     5.06       .67     5.06         19
  2001          .67     5.35       .67     5.35       .66     5.36         11
------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
71

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations       Less Distributions
                     ---------------------------  ----------------------                    --------


MISSOURI




                                      Net
           Beginning       Net  Realized/             Net                 Ending              Ending
                 Net   Invest- Unrealized         Invest-                    Net                 Net
Year Ended     Asset      ment       Gain            ment  Capital         Asset     Total    Assets
May 31,        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)     (000)
-----------------------------------------------------------------------------------------------------
Class A (8/87)
  2005        $10.78      $.48      $ .47  $ .95    $(.48)    $ -- $(.48) $11.25      8.97% $232,171
  2004         11.30       .50       (.53)  (.03)    (.49)      --  (.49)  10.78      (.28)  221,955
  2003         10.81       .51        .51   1.02     (.53)      --  (.53)  11.30      9.63   233,996
  2002         10.71       .54        .11    .65     (.55)      --  (.55)  10.81      6.20   207,890
  2001         10.18       .56        .53   1.09     (.56)      --  (.56)  10.71     10.93   202,698
Class B (2/97)
  2005         10.79       .40        .47    .87     (.40)      --  (.40)  11.26      8.15     9,197
  2004         11.30       .41       (.52)  (.11)    (.40)      --  (.40)  10.79      (.95)    9,532
  2003         10.81       .43        .50    .93     (.44)      --  (.44)  11.30      8.80    11,912
  2002         10.71       .46        .11    .57     (.47)      --  (.47)  10.81      5.38     9,091
  2001         10.18       .48        .53   1.01     (.48)      --  (.48)  10.71     10.10     6,991
Class C (2/94)
  2005         10.77       .42        .47    .89     (.42)      --  (.42)  11.24      8.39    19,955
  2004         11.29       .44       (.53)  (.09)    (.43)      --  (.43)  10.77      (.84)   21,402
  2003         10.81       .45        .49    .94     (.46)      --  (.46)  11.29      8.93    23,336
  2002         10.70       .48        .12    .60     (.49)      --  (.49)  10.81      5.72    20,076
  2001         10.17       .50        .53   1.03     (.50)      --  (.50)  10.70     10.31    12,589
Class R (2/97)
  2005         10.79       .50        .47    .97     (.50)      --  (.50)  11.26      9.20       561
  2004         11.31       .52       (.53)  (.01)    (.51)      --  (.51)  10.79      (.10)      483
  2003         10.82       .53        .50   1.03     (.54)      --  (.54)  11.31      9.80       534
  2002         10.71       .57        .11    .68     (.57)      --  (.57)  10.82      6.47       507
  2001         10.18       .58        .53   1.11     (.58)      --  (.58)  10.71     11.11       470
-----------------------------------------------------------------------------------------------------

Class (Commencement Date)
                             Ratios/Supplemental Data
           -------------------------------------------------------------------
                       Before Credit/         After          After Credit/
                       Reimbursement     Reimbursement(c)   Reimbursement(d)
MISSOURI             -----------------  -----------------  -----------------
                       Ratio              Ratio              Ratio
                      of Net             of Net             of Net
                     Invest-            Invest-            Invest-
           Ratio of     ment  Ratio of     ment  Ratio of     ment
           Expenses   Income  Expenses   Income  Expenses   Income
                 to       to        to       to        to       to
            Average  Average   Average  Average   Average  Average  Portfolio
Year Ended      Net      Net       Net      Net       Net      Net   Turnover
May 31,      Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------
Class A (8/87)
  2005          .84%    4.35%      .84%    4.35%      .83%    4.35%        16%
  2004          .85     4.50       .85     4.50       .85     4.51         13
  2003          .86     4.65       .86     4.65       .85     4.66         14
  2002          .87     5.02       .87     5.02       .86     5.03         13
  2001          .87     5.31       .87     5.31       .87     5.31         13
Class B (2/97)
  2005         1.58     3.60      1.58     3.60      1.58     3.60         16
  2004         1.60     3.75      1.60     3.75      1.60     3.75         13
  2003         1.61     3.90      1.61     3.90      1.60     3.91         14
  2002         1.62     4.27      1.62     4.27      1.61     4.27         13
  2001         1.62     4.55      1.62     4.55      1.61     4.56         13
Class C (2/94)
  2005         1.39     3.80      1.39     3.80      1.38     3.81         16
  2004         1.40     3.95      1.40     3.95      1.40     3.95         13
  2003         1.41     4.10      1.41     4.10      1.40     4.11         14
  2002         1.41     4.46      1.41     4.46      1.41     4.47         13
  2001         1.42     4.76      1.42     4.76      1.42     4.76         13
Class R (2/97)
  2005          .64     4.54       .64     4.54       .64     4.55         16
  2004          .65     4.70       .65     4.70       .65     4.71         13
  2003          .66     4.86       .66     4.86       .65     4.86         14
  2002          .67     5.22       .67     5.22       .66     5.23         13
  2001          .67     5.51       .67     5.51       .67     5.51         13
------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
72

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations       Less Distributions
                     ---------------------------  ----------------------                    --------


OHIO




                                      Net
           Beginning       Net  Realized/             Net                 Ending              Ending
                 Net   Invest- Unrealized         Invest-                    Net                 Net
Year Ended     Asset      ment       Gain            ment  Capital         Asset     Total    Assets
May 31,        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)     (000)
-----------------------------------------------------------------------------------------------------
Class A (6/85)
  2005        $11.17      $.51      $ .48  $ .99    $(.51)    $ -- $(.51) $11.65      9.00% $358,529
  2004         11.78       .53       (.60)  (.07)    (.54)      --  (.54)  11.17      (.62)  347,733
  2003         11.16       .54        .62   1.16     (.54)      --  (.54)  11.78     10.65   385,619
  2002         11.10       .55        .06    .61     (.55)      --  (.55)  11.16      5.57   379,342
  2001         10.62       .57        .48   1.05     (.57)      --  (.57)  11.10     10.05   385,226
Class B (2/97)
  2005         11.16       .42        .48    .90     (.42)      --  (.42)  11.64      8.22    25,621
  2004         11.77       .45       (.61)  (.16)    (.45)      --  (.45)  11.16     (1.34)   26,057
  2003         11.15       .45        .63   1.08     (.46)      --  (.46)  11.77      9.85    28,080
  2002         11.09       .47        .05    .52     (.46)      --  (.46)  11.15      4.79    22,433
  2001         10.62       .48        .48    .96     (.49)      --  (.49)  11.09      9.16    19,846
Class C (8/93)
  2005         11.15       .45        .48    .93     (.45)      --  (.45)  11.63      8.45    45,791
  2004         11.76       .47       (.60)  (.13)    (.48)      --  (.48)  11.15     (1.14)   44,575
  2003         11.15       .47        .62   1.09     (.48)      --  (.48)  11.76      9.99    50,999
  2002         11.09       .49        .06    .55     (.49)      --  (.49)  11.15      5.01    44,984
  2001         10.61       .51        .48    .99     (.51)      --  (.51)  11.09      9.46    41,396
Class R (2/97)
  2005         11.16       .53        .48   1.01     (.53)      --  (.53)  11.64      9.24   139,017
  2004         11.77       .56       (.61)  (.05)    (.56)      --  (.56)  11.16      (.41)  139,762
  2003         11.15       .56        .62   1.18     (.56)      --  (.56)  11.77     10.89   154,781
  2002         11.09       .57        .06    .63     (.57)      --  (.57)  11.15      5.80   148,302
  2001         10.62       .59        .48   1.07     (.60)      --  (.60)  11.09     10.19   146,678
-----------------------------------------------------------------------------------------------------

Class (Commencement Date)
                             Ratios/Supplemental Data
           -------------------------------------------------------------------
             Before Credit/         After          After Credit/
             Reimbursement     Reimbursement(c)   Reimbursement(d)
OHIO       -----------------  -----------------  -----------------
                       Ratio              Ratio              Ratio
                      of Net             of Net             of Net
                     Invest-            Invest-            Invest-
           Ratio of     ment  Ratio of     ment  Ratio of     ment
           Expenses   Income  Expenses   Income  Expenses   Income
                 to       to        to       to        to       to
            Average  Average   Average  Average   Average  Average  Portfolio
Year Ended      Net      Net       Net      Net       Net      Net   Turnover
May 31,      Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------
Class A (6/85)
  2005          .84%    4.43%      .84%    4.43%      .83%    4.44%        11%
  2004          .85     4.65       .85     4.65       .85     4.65         12
  2003          .87     4.69       .87     4.69       .87     4.69         12
  2002          .86     4.93       .86     4.93       .86     4.93         21
  2001          .86     5.13       .86     5.13       .85     5.13         12
Class B (2/97)
  2005         1.58     3.69      1.58     3.69      1.58     3.69         11
  2004         1.60     3.90      1.60     3.90      1.60     3.90         12
  2003         1.62     3.94      1.62     3.94      1.61     3.94         12
  2002         1.61     4.17      1.61     4.17      1.61     4.18         21
  2001         1.61     4.37      1.61     4.37      1.60     4.37         12
Class C (8/93)
  2005         1.38     3.88      1.38     3.88      1.38     3.89         11
  2004         1.40     4.10      1.40     4.10      1.40     4.10         12
  2003         1.42     4.14      1.42     4.14      1.41     4.14         12
  2002         1.41     4.37      1.41     4.37      1.41     4.38         21
  2001         1.41     4.57      1.41     4.57      1.40     4.58         12
Class R (2/97)
  2005          .64     4.64       .64     4.64       .64     4.64         11
  2004          .65     4.85       .65     4.85       .65     4.85         12
  2003          .67     4.89       .67     4.89       .67     4.89         12
  2002          .66     5.12       .66     5.12       .66     5.13         21
  2001          .66     5.32       .66     5.32       .65     5.33         12
------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
73

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations       Less Distributions
                     ---------------------------  ----------------------                    -------


WISCONSIN




                                      Net
           Beginning       Net  Realized/             Net                 Ending             Ending
                 Net   Invest- Unrealized         Invest-                    Net                Net
Year Ended     Asset      ment       Gain            ment  Capital         Asset     Total   Assets
May 31,        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)    (000)
----------------------------------------------------------------------------------------------------
Class A (6/94)
  2005        $10.16      $.42      $ .37  $ .79    $(.41)    $ -- $(.41) $10.54      7.94% $36,325
  2004         10.62       .43       (.45)  (.02)    (.44)      --  (.44)  10.16      (.33)  39,033
  2003         10.14       .43        .49    .92     (.44)      --  (.44)  10.62      9.41   42,360
  2002          9.97       .44        .17    .61     (.44)      --  (.44)  10.14      6.26   40,199
  2001          9.24       .45        .72   1.17     (.44)      --  (.44)   9.97     12.84   30,944
Class B (2/97)
  2005         10.18       .34        .39    .73     (.34)      --  (.34)  10.57      7.25    4,600
  2004         10.65       .35       (.46)  (.11)    (.36)      --  (.36)  10.18     (1.01)   4,568
  2003         10.17       .36        .49    .85     (.37)      --  (.37)  10.65      8.53    5,960
  2002         10.00       .37        .17    .54     (.37)      --  (.37)  10.17      5.49    5,224
  2001          9.27       .38        .72   1.10     (.37)      --  (.37)  10.00     11.98    4,401
Class C (2/97)
  2005         10.18       .36        .39    .75     (.36)      --  (.36)  10.57      7.47    4,797
  2004         10.65       .37       (.46)  (.09)    (.38)      --  (.38)  10.18      (.84)   4,632
  2003         10.16       .38        .50    .88     (.39)      --  (.39)  10.65      8.83    4,536
  2002         10.00       .39        .16    .55     (.39)      --  (.39)  10.16      5.58    3,282
  2001          9.26       .40        .73   1.13     (.39)      --  (.39)  10.00     12.31    5,408
Class R (2/97)
  2005         10.20       .44        .39    .83     (.44)      --  (.44)  10.59      8.25       63
  2004         10.67       .45       (.46)  (.01)    (.46)      --  (.46)  10.20      (.10)     177
  2003         10.18       .46        .50    .96     (.47)      --  (.47)  10.67      9.62      176
  2002         10.02       .47        .16    .63     (.47)      --  (.47)  10.18      6.36       97
  2001          9.28       .47        .73   1.20     (.46)      --  (.46)  10.02     13.10       51
----------------------------------------------------------------------------------------------------

Class (Commencement Date)
                             Ratios/Supplemental Data
           -------------------------------------------------------------------
                       Before Credit/         After          After Credit/
                       Reimbursement     Reimbursement(c)   Reimbursement(d)
WISCONSIN            -----------------  -----------------  -----------------
                       Ratio              Ratio              Ratio
                      of Net             of Net             of Net
                     Invest-            Invest-            Invest-
           Ratio of     ment  Ratio of     ment  Ratio of     ment
           Expenses   Income  Expenses   Income  Expenses   Income
                 to       to        to       to        to       to
            Average  Average   Average  Average   Average  Average  Portfolio
Year Ended      Net      Net       Net      Net       Net      Net   Turnover
May 31,      Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------
Class A (6/94)
  2005          .92%    3.99%      .92%    3.99%      .90%    4.00%        15%
  2004          .92     4.12       .92     4.12       .91     4.13         21
  2003          .93     4.19       .93     4.19       .91     4.20          8
  2002          .93     4.39       .93     4.39       .92     4.40         19
  2001          .97     4.59       .97     4.59       .95     4.61         16
Class B (2/97)
  2005         1.67     3.24      1.67     3.24      1.66     3.25         15
  2004         1.67     3.37      1.67     3.37      1.66     3.38         21
  2003         1.67     3.44      1.67     3.44      1.66     3.45          8
  2002         1.68     3.65      1.68     3.65      1.67     3.66         19
  2001         1.72     3.84      1.72     3.84      1.70     3.86         16
Class C (2/97)
  2005         1.47     3.44      1.47     3.44      1.45     3.45         15
  2004         1.47     3.57      1.47     3.57      1.46     3.58         21
  2003         1.47     3.64      1.47     3.64      1.45     3.65          8
  2002         1.51     3.85      1.51     3.85      1.49     3.86         19
  2001         1.52     4.04      1.52     4.04      1.50     4.05         16
Class R (2/97)
  2005          .72     4.21       .72     4.21       .71     4.22         15
  2004          .72     4.32       .72     4.32       .71     4.33         21
  2003          .72     4.39       .72     4.39       .70     4.41          8
  2002          .73     4.60       .73     4.60       .72     4.62         19
  2001          .77     4.79       .77     4.79       .75     4.80         16
------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
74

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nuveen Multistate Trust IV:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund (constituting the Nuveen Multistate Trust IV, hereafter referred to as the "Funds") at May 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for the year ended May 31, 2001 were audited by other independent auditors who have ceased operations. Those independent auditors expressed an unqualified opinion in the report dated July 11, 2001.

PricewaterhouseCoopers LLP

Chicago, IL
July 28, 2005


----
75

            ANNUAL Investment Management Agreement Approval Process

   At a meeting held on May 10-12, 2005, the Board of Trustees of the Funds, including the independent trustees, unanimously approved the Investment Management Agreement between each Fund and NAM (the "Adviser").

The Approval Process

   To assist the Board in its evaluation of an advisory contract with the Adviser, the independent trustees received a report in adequate time in advance of their meeting which outlined, among other things, the services provided by the Adviser; the organization of the Adviser, including the responsibilities of various departments and key personnel; the respective Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party (a "Peer Group") as described below and if available, with recognized or, in certain cases, customized benchmarks; the profitability of the Adviser and certain industry profitability analyses for advisers to unaffiliated investment companies; the expenses of the Adviser in providing the various services; the advisory fees of the Adviser, including comparisons of such fees with the management fees of comparable funds in its Peer Group as well as comparisons of the Adviser's management fees with the fees the Adviser assesses to other types of investment products or accounts, if any; the soft dollar practices of the Adviser; and the expenses of each Fund, including comparisons of the Fund's expense ratios (after any fee waivers) with the expense ratios of its Peer Group. This information supplements that received by the Board throughout the year regarding Fund performance, expense ratios, portfolio composition, trade execution and sales activity.

   In addition to the foregoing materials, independent legal counsel to the independent trustees provided, in advance of the meeting, a legal memorandum outlining, among other things, the duties of the trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the board in voting on advisory agreements.

   At the Board meeting, the Adviser made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the trustees considered the advisory contracts with the Adviser. The independent trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund;
(d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services

   In evaluating the nature, extent and quality of the Adviser's services, the trustees reviewed information concerning the types of services that the Adviser or its affiliates provide and are expected to provide to the Funds; narrative and statistical information concerning the respective Fund's performance record and how such performance compares to the Fund's Peer Group and, if available, recognized benchmarks or, in certain cases, customized benchmarks (as described in further detail in Section B below); information describing the Adviser's organization and its various departments, the experience and responsibilities of key personnel, and available resources. In the discussion of key personnel, the trustees received materials regarding the changes or additions in personnel of the Adviser. The trustees further noted the willingness of the personnel of the Adviser to engage in open, candid discussions with the Board. The trustees further considered the quality of the Adviser's investment process in making portfolio management decisions, including any refinements or improvements to the portfolio management processes, enhancements to technology and systems that are available to portfolio managers, and any additions of new personnel which may strengthen or expand the research and investment capabilities of the Adviser. In their review of advisory contracts for the fixed income funds, the trustees also noted that Nuveen won the Lipper Award for Best Fund Family:
Fixed Income-Large Asset Class, for 2004. Given the trustees' experience with the Funds, other Nuveen funds and the Adviser, the trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of the Adviser.

   In addition to advisory services, the independent trustees considered the quality of the administrative or non-advisory services provided. In this regard, the Adviser provides the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, the Adviser and its affiliates provide each Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the Fund (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the trustees considered, in particular, the Adviser's policies and procedures for assuring compliance with applicable laws and


----
76
regulations in light of the new SEC regulations governing compliance. The trustees noted the Adviser's focus on compliance and its compliance systems. In their review, the trustees considered, among other things, the additions of experienced personnel to the Adviser's compliance group and modifications and other enhancements to the Adviser's computer systems. In addition to the foregoing, the trustees also noted that the Adviser outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services.

   With respect to services provided to the Funds, the trustees also noted, among other things, the enhancements the Adviser has implemented to its municipal portfolio management processes (e.g., the increased use of benchmarks to guide and assess the performance of its portfolio managers); the implementation of a risk management program; and the various initiatives being undertaken to enhance or modify the Adviser's computer systems as necessary to support the innovations of the municipal investment team (such as, the ability to assess certain historical data in order to create customized benchmarks, perform attribution analysis and facilitate the use of derivatives as hedging instruments).

   Based on their review, the trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Investment Management Agreements were of a high level and were quite satisfactory.

B. The Investment Performance of the Fund and the Adviser

   As previously noted, the Board received a myriad of performance information regarding each Fund and its Peer Group, if available. Among other things, the Board received materials reflecting a Fund's historic performance, the Fund's performance compared to its Peer Group if available and its performance compared to recognized and, in certain cases, customized benchmarks (as applicable). Further, in evaluating the performance information, in certain limited instances, the Trustees noted that the closest Peer Group for a Fund still would not adequately reflect such Fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Fund's performance with that of the Peer Group. The trustees evaluated, among other things, a Fund's one, three and five year total returns (as available) for the periods ending December 31, 2004 relative to the unaffiliated funds in its respective Peer Group (including the returns of individual peers as well as the Peer Group average) as well as additional performance information with respect to all funds in the Peer Group subject to the following. Certain state municipal funds do not have a corresponding Peer Group in which case their performance is measured against a state-specific municipal index compiled by an independent third party. Such indices measure bond performance rather than fund performance. The two open-end Funds that utilize such indices are the Nuveen New Mexico Municipal Bond Fund and the Nuveen Wisconsin Municipal Bond Fund. Based on their review, the trustees determined that each Fund's absolute and relative investment performance over time had been satisfactory.

C. Fees, Expenses and Profitability

   1. Fees and Expenses

   In evaluating the management fees and expenses that a Fund is expected to bear, the trustees considered the respective Fund's current management fee structure and the Fund's expected expense ratios in absolute terms as well as compared with the fees and respective expense ratios of the unaffiliated funds in its Peer Group. The trustees reviewed the financial information of the Adviser, including its respective revenues, expenses and profitability. In reviewing fees, the trustees, among other things, reviewed comparisons of the Fund's gross management fees (fees after fund-level and complex-wide level breakpoints but before reimbursement and fee waivers), net management fees (after breakpoints and reimbursements and fee waivers) and total expense ratios (before and after waivers) with those of the unaffiliated funds in its Peer Group and peer averages. In this regard, the trustees noted that the relative ranking of the Nuveen Funds on fees and expenses was aided by the significant level of fee reductions provided by the fund-level and complex-wide breakpoint schedules, and the fee waivers and reimbursements provided by Nuveen for certain Funds launched since 1999. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled "Economies of Scale." In addition to the foregoing, in their review of the fee and expense information provided for the municipal funds, including, in particular, the expense ratios of the unaffiliated funds in the Peer Group, the trustees determined that such Funds' net total expense ratios were within an acceptable range compared to such peers.

   2. Comparisons with the Fees of Other Clients

   The trustees further compared the fees of the Adviser to the fees the Adviser or an affiliate thereof assessed for other types of clients. Such other clients included clients investing in municipal funds, such as municipal managed accounts. With respect to municipal managed accounts, the advisory fees for such accounts are generally lower than those charged to the comparable Fund. The trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Funds, compared to individually managed separate accounts. For instance, as described above, the Adviser and its affiliates provide numerous services to the Funds including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to


----
77
the same extent, if at all, for separate accounts. In addition to the differences in services, the trustees also considered, among other things, the differences in product distribution, investor profiles and account sizes. Accordingly, the trustees believe that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.

   3. Profitability of the Adviser

   In conjunction with its review of fees, the trustees also considered the profitability of the Adviser. The trustees reviewed the Adviser's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. Accordingly, the trustees reviewed the Adviser's assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Board noted the inherent limitations in allocating costs among various advisory products. The trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc., and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the trustees considered the Adviser's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. The trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by the Adviser. Based on their review, the trustees were satisfied that the Adviser's level of profitability from its relationship with each Fund was reasonable in light of the services provided.

   In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to the Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Adviser and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

   In reviewing the compensation, the trustees have long understood the benefits of economies of scale as the assets of a fund grows and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the trustees received and reviewed the schedules of advisory fees for each Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement was introduced on August 1, 2004 and the trustees reviewed data regarding the reductions of fees for the Funds for the period of August 1, 2004 to December 31, 2004. In evaluating the complex-wide fee arrangement, the trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all Funds in the Nuveen complex. The trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. Indirect Benefits

   In evaluating fees, the trustees also considered any indirect benefits or profits the Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the trustees considered any benefits from soft dollar arrangements. The trustees noted that although the Adviser manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that the Adviser typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, the Adviser does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services.

   In addition to soft dollar arrangements, the trustees also considered any other revenues, if any, received by the Adviser or its affiliates. In this regard, for Funds with 12b-1 plans, the trustees received and considered the amount 12b-1 fees retained by Nuveen during the last calendar year. The trustees noted that the vast majority of the 12b-1 fees received by Nuveen are ultimately paid to other financial advisers.

F. Other Considerations

   Nuveen, until recently, was a majority owned subsidiary of St. Paul Travelers. As noted, St. Paul earlier this year announced its intention to divest its equity stake in Nuveen. Nuveen is the parent of the Adviser. Pursuant to a series of transactions, St. Paul has begun to reduce its interest in Nuveen which will ultimately result in a change of control of Nuveen and therefore the Adviser. As mandated by the 1940 Act, such a change in control would result in an assignment of the advisory agreement with the Adviser and the automatic termination of such agreement. Accordingly, the Board also considered the approval of a New Investment


----
78

Management Agreement with each Fund in light of, and which would take effect upon, the anticipated change of control. More specifically, the Board considered for each Fund a New Investment Management Agreement on substantially identical terms to the existing Investment Management Agreement, to take effect after the change of control has occurred and the contract has been approved by Fund shareholders. In its review, the Board considered whether the various transactions necessary to divest St. Paul's interest will have an impact on the various factors they considered in approving the Adviser, such as the scope and quality of services to be provided following the change of control. In reviewing the St. Paul transactions, the Board considered, among other things, the impact, if any, on the operations and organizational structure of the Adviser; the possible benefits and costs of the transactions to the respective Fund; the potential implications of any arrangements used by the Adviser to finance certain of the transactions; the ability of the Adviser to perform its duties after the transactions; whether a Fund's fee structure or expense ratio would change; any changes to the current practices of the respective Fund; any changes to the terms of the advisory agreement; and any anticipated changes to the operations of the Adviser. Based on its review, the Board determined that St. Paul's divestiture would not affect the nature and quality of services provided by the Adviser, the terms of the Investment Management Agreements, including the fees thereunder, and would not materially affect the organization or operations of the Adviser. Accordingly, the Board determined that their analysis of the various factors regarding their approval of the Adviser would continue to apply after the change of control.

G. Approval

   The trustees did not identify any single factor discussed previously as all-important or controlling. The trustees, including a majority of independent trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that the Adviser's fees are reasonable in light of the services provided to each Fund, that the renewal of the Investment Management Agreements should be approved, and that the new, post-change of control Investment Management Agreements be approved and recommended to shareholders.


----
79

                                     Notes

--------------------------------------------------------------------------------
80

  Trustees and Officers
================================================================================


The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at nine. None of the trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                              Number of
                                                                                                            Portfolios in
Name,                         Position(s)       Year First    Principal Occupation(s)                       Fund Complex
Birthdate                     Held with         Elected or    Including other Directorships                  Overseen by
and Address                   the Funds       Appointed /(2)/ During Past 5 Years                              Trustee
-------------------------------------------------------------------------------------------------------------------------
Trustee who is an interested person of the Funds:


-------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger /(1)/ Chairman of the      1994       Chairman and Director (since 1996) of Nuveen       155
3/28/49                       Board and                       Investments, Inc. and Nuveen Investments,
333 W. Wacker Drive           Trustee                         LLC; Director (since 1992) and Chairman
Chicago, IL 60606                                             (since 1996) of Nuveen Advisory Corp. and
                                                              Nuveen Institutional Advisory Corp./4/;
                                                              Chairman and Director (since 1997) of Nuveen
                                                              Asset Management; Director (since 1996) of
                                                              Institutional Capital Corporation; Chairman
                                                              and Director (since 1999) of Rittenhouse
                                                              Asset Management, Inc.; Chairman of Nuveen
                                                              Investments Advisers Inc. (since 2002).

Trustees who are not interested persons of the Funds:


-------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner             Trustee              1997       Private Investor and Management Consultant.        155
8/22/40
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown             Trustee              1993       Retired (1989) as Senior Vice President of         155
7/29/34                                                       The Northern Trust Company; Director,
333 W. Wacker Drive                                           Community Advisory Board for Highland Park
Chicago, IL 60606                                             and Highwood, United Way of the North Shore
                                                              (since 2002).


-------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                 Trustee              1999       President, The Hall-Perrine Foundation, a          155
10/22/48                                                      private philanthropic corporation (since
333 W. Wacker Drive                                           1996); Director and Vice Chairman, United
Chicago, IL 60606                                             Fire Group, a publicly held company; Adjunct
                                                              Faculty Member, University of Iowa;
                                                              Director, Gazette Companies; Life Trustee of
                                                              Coe College; Director, Iowa College
                                                              Foundation; formerly, Director, Alliant
                                                              Energy; formerly Director, Federal Reserve
                                                              Bank of Chicago; formerly, President and
                                                              Chief Operating Officer, SCI Financial
                                                              Group, Inc., a regional financial services
                                                              firm.


-------------------------------------------------------------------------------------------------------------------------
William C. Hunter             Trustee              2004       Dean and Distinguished Professor of Finance,       155
3/16/48                                                       School of Business at the University of
333 W. Wacker Drive                                           Connecticut (since 2003); previously, Senior
Chicago, IL 60606                                             Vice President and Director of Research at
                                                              the Federal Reserve Bank of Chicago
                                                              (1995-2003); Director (since 1997), Credit
                                                              Research Center at Georgetown University;
                                                              Director of Xerox Corporation (since 2004).


-------------------------------------------------------------------------------------------------------------------------
David J. Kundert              Trustee              2005       Retired (2004) as Chairman, JPMorgan Fleming       153
10/28/42                                                      Asset Management, President and CEO, Banc
333 W. Wacker Drive                                           One Investment Advisors Corporation, and
Chicago, IL 60606                                             President, One Group Mutual Funds; prior
                                                              thereto, Executive Vice President, Banc One
                                                              Corporation and Chairman and CEO, Banc One
                                                              Investment Management Group; Board of
                                                              Regents, Luther College; currently a member
                                                              of the American and Wisconsin Bar
                                                              Associations.

----
81

================================================================================

                                                                                                    Number of
                                                                                                  Portfolios in
Name,                Position(s)      Year First    Principal Occupation(s)                       Fund Complex
Birthdate            Held with        Elected or    Including other Directorships                  Overseen by
and Address          the Funds      Appointed /(2)/ During Past 5 Years                              Trustee
---------------------------------------------------------------------------------------------------------------
William J. Schneider Trustee             1997       Chairman, formerly, Senior Partner and Chief       155
9/24/44                                             Operating Officer, (retired, 2004);
333 W. Wacker Drive                                 Miller-Valentine Partners Ltd., a real
Chicago, IL 60606                                   estate investment company; formerly, Vice
                                                    President, Miller-Valentine Realty, a
                                                    construction company; Board Member and Chair
                                                    of the Finance Committee, member of the
                                                    Audit Committee of Premier Health Partners,
                                                    the not-for-profit company of Miami Valley
                                                    Hospital; Board Member, formerly Chair,
                                                    Dayton Development Coalition; President,
                                                    Dayton Philharmonic Orchestra Association;
                                                    formerly, Member, Community Advisory Board,
                                                    National City Bank, Dayton, Ohio and
                                                    Business Advisory Council, Cleveland Federal
                                                    Reserve Bank.


---------------------------------------------------------------------------------------------------------------
Judith M. Stockdale  Trustee             1997       Executive Director, Gaylord and Dorothy            155
12/29/47                                            Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                 thereto, Executive Director, Great Lakes
Chicago, IL 60606                                   Protection Fund (from 1990 to 1994).


---------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine   Trustee             2005       Senior Vice President for Business and             155
1/22/50                                             Finance (since 1997), Northwestern
333 W. Wacker Drive                                 University; Director (since 2003), Chicago
Chicago, IL 60606                                   Board of Options Exchange; Director (since
                                                    2003), National Mentor Holdings, a
                                                    privately-held, national provider of home
                                                    and community-based services; Chairman
                                                    (since 1997), Board of Directors, Rubicon,
                                                    an insurance company owned by Northwestern
                                                    University; Director (since 1997), Evanston
                                                    Chamber of Commerce and Evanston Inventure,
                                                    a business development organization.
                                                                                                    Number of
                                                                                                  Portfolios in
Name,                Position(s)      Year First                                                  Fund Complex
Birthdate            Held with        Elected or    Principal Occupation(s)                        Overseen by
and Address          the Funds      Appointed /(3)/ During Past 5 Years                              Officer
---------------------------------------------------------------------------------------------------------------

Officers of the Funds:


---------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman Chief               1988       Managing Director (since 2002), Assistant          155
9/9/56               Administrative                 Secretary and Associate General Counsel,
333 W. Wacker Drive  Officer                        formerly, Vice President and Assistant
Chicago, IL 60606                                   General Counsel of Nuveen Investments, LLC;
                                                    Managing Director (since 2002), General
                                                    Counsel and Assistant Secretary, formerly,
                                                    Vice President of Nuveen Advisory Corp. and
                                                    Nuveen Institutional Advisory Corp./4/;
                                                    Managing Director (since 2002), Assistant
                                                    Secretary and Associate General Counsel,
                                                    formerly, Vice President (since 2000), of
                                                    Nuveen Asset Management, Managing Director
                                                    (since 2004) and Assistant Secretary (since
                                                    1994) of Nuveen Investments, Inc.; Assistant
                                                    Secretary of NWQ Investment Management
                                                    Company, LLC (since 2002); Vice President
                                                    and Assistant Secretary of Nuveen
                                                    Investments Advisers Inc. (since 2002);
                                                    Managing Director, Associate General Counsel
                                                    and Assistant Secretary of Rittenhouse Asset
                                                    Management, Inc. (since 2003); Chartered
                                                    Financial Analyst.


---------------------------------------------------------------------------------------------------------------
Julia L. Antonatos   Vice President      2004       Managing Director (since 2005), previously,        155
9/22/63                                             Vice President (since 2002), formerly,
333 W. Wacker Drive                                 Assistant Vice President (since 1999) of
Chicago, IL 60606                                   Nuveen Investments, LLC; Chartered Financial
                                                    Analyst.


---------------------------------------------------------------------------------------------------------------
Michael T. Atkinson  Vice President      2000       Vice President (since 2002), formerly,             155
2/3/66               and Assistant                  Assistant Vice President (since 2000) of
333 W. Wacker Drive  Secretary                      Nuveen Investments, LLC.
Chicago, IL 60606

----
82

                                                                                                     Number of
                                                                                                   Portfolios in
Name,                 Position(s)      Year First                                                  Fund Complex
Birthdate             Held with        Elected or    Principal Occupation(s)                        Overseen by
and Address           the Funds      Appointed /(3)/ During Past 5 Years                              Officer
----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President      1999       Vice President of Nuveen Investments, LLC          155
11/28/67              and Treasurer                  (since 1999); Vice President and Treasurer
333 W. Wacker Drive                                  of Nuveen Investments, Inc. (since 1999);
Chicago, IL 60606                                    Vice President and Treasurer of Nuveen
                                                     Advisory Corp. and Nuveen Institutional
                                                     Advisory Corp./4/ (since 1999); Vice
                                                     President and Treasurer of Nuveen Asset
                                                     Management (since 2002) and of Nuveen
                                                     Investments Advisers Inc.; Assistant
                                                     Treasurer of NWQ Investment Management
                                                     Company, LLC (since 2002); Vice President
                                                     and Treasurer of Nuveen Rittenhouse Asset
                                                     Management, Inc. (since 2003); Chartered
                                                     Financial Analyst.


----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President      1998       Vice President (since 2002) and Assistant          155
9/24/64               and Secretary                  General Counsel (since 1998); formerly,
333 W. Wacker Drive                                  Assistant Vice President (since 1998) of
Chicago, IL 60606                                    Nuveen Investments, LLC; Vice President
                                                     (since 2002) and Assistant Secretary (since
                                                     1998), formerly, Assistant Vice President of
                                                     Nuveen Advisory Corp. and Nuveen
                                                     Institutional Advisory Corp./4/; and (since
                                                     2005) Nuveen Asset Management.


----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President      1998       Managing Director (since 2004) formerly,           155
10/24/45                                             Vice President of Nuveen Investments, LLC;
333 W. Wacker Drive                                  Managing Director (since 2004) formerly,
Chicago, IL 60606                                    Vice President (since 1998) of Nuveen
                                                     Advisory Corp. and Nuveen Institutional
                                                     Advisory Corp./4/; Managing Director (since
                                                     2005) of Nuveen Asset Management.


----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President      1995       Managing Director (since 2002) of Nuveen           155
3/2/64                                               Investments, LLC; Managing Director (since
333 W. Wacker Drive                                  2001), formerly, Vice President (since 1995)
Chicago, IL 60606                                    of Nuveen Advisory Corp. and Nuveen
                                                     Institutional Advisory Corp./4/; Managing
                                                     Director (since 2001) of Nuveen Asset
                                                     Management; Vice President (since 2002) of
                                                     Nuveen Investment Advisers Inc.; Chartered
                                                     Financial Analyst.


----------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President      1998       Vice President (since 1993) and Funds              155
5/31/54               and Controller                 Controller (since 1998) of Nuveen
333 W. Wacker Drive                                  Investments, LLC; formerly, Vice President
Chicago, IL 60606                                    and Funds Controller (1998-2004) of Nuveen
                                                     Investments, Inc.; Certified Public
                                                     Accountant.


----------------------------------------------------------------------------------------------------------------
James D. Grassi       Vice President      2004       Vice President and Deputy Director of              155
4/13/56               and Chief                      Compliance (since 2004) of Nuveen
333 W. Wacker Drive   Compliance                     Investments, LLC, Nuveen Investments
Chicago, IL 60606     Officer                        Advisers Inc., Nuveen Asset Management and
                                                     Rittenhouse Asset Management, Inc.;
                                                     previously, Vice President and Deputy
                                                     Director of Compliance (2004) of Nuveen
                                                     Advisory Corp. and Nuveen Institutional
                                                     Advisory Corp./4/; formerly, Senior Attorney
                                                     (1994 to 2004), The Northern Trust Company.


----------------------------------------------------------------------------------------------------------------
David J. Lamb         Vice President      2000       Vice President (since 2000) of Nuveen              155
3/22/63                                              Investments, LLC; Certified Public
333 W. Wacker Drive                                  Accountant.
Chicago, IL 60606


----------------------------------------------------------------------------------------------------------------
Tina M. Lazar         Vice President      2002       Vice President (since 1999) of Nuveen              155
8/27/61                                              Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

----
83

================================================================================

                                                                                                   Number of
                                                                                                 Portfolios in
Name,               Position(s)      Year First                                                  Fund Complex
Birthdate           Held with        Elected or    Principal Occupation(s)                        Overseen by
and Address         the Funds      Appointed /(3)/ During Past 5 Years                              Officer
--------------------------------------------------------------------------------------------------------------
Larry W. Martin     Vice President      1988       Vice President, Assistant Secretary and            155
7/27/51             and Assistant                  Assistant General Counsel of Nuveen
333 W. Wacker Drive Secretary                      Investments, LLC; Vice President and
Chicago, IL 60606                                  Assistant Secretary of Nuveen Advisory Corp.
                                                   and Nuveen Institutional Advisory Corp./4/;
                                                   Vice President (since 2005), Assistant
                                                   Secretary of Nuveen Investments, Inc. and of
                                                   Nuveen Asset Management; Vice President
                                                   (since 2000), Assistant Secretary and
                                                   Assistant General Counsel (since 1998) of
                                                   Rittenhouse Asset Management; Vice President
                                                   and Assistant Secretary of Nuveen
                                                   Investments Advisers Inc. (since 2002);
                                                   Assistant Secretary of NWQ Investment
                                                   Management Company, LLC (since 2002).

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.
(4)Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

----
84

--------------------------------------------------------------------------------
  Fund Information
================================================================================


  Fund Manager             Legal Counsel              Transfer Agent and
  Nuveen Asset Management* Chapman and Cutler LLP     Shareholder Services
  333 West Wacker Drive    Chicago, IL                Boston Financial
  Chicago, IL 60606                                   Data Services, Inc.
                           Independent Registered     Nuveen Investor Services
                           Public Accounting Firm     P.O. Box 8530
                           PricewaterhouseCoopers LLP Boston, MA 02266-8530
                           Chicago, IL                (800) 257-8787

                           Custodian
                           State Street Bank & Trust
                           Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions. Average Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's (or bond fund's) value to changes when market interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.
SEC 30-Day Yield: A standardized measure of a Fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.




*NAC and NIAC Merge into NAM--Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen investments. It does not affect the investment objectives or portfolio management of any Fund.
================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
85

[PHOTO]



                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf



    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $124 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

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[LOGO] Nuveen Investments

MAN-MS6-0505D

                           PART C--OTHER INFORMATION

Item 23: Exhibits.


a.1 Declaration of Trust of Registrant. Filed as Exhibit 1(a) to Registrant's Registration Statement on
    Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

a.2 Amendment to Declaration of Trust of Registrant dated September 15, 2000. Filed as Exhibit a.2 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No.
    333-16615) and incorporated herein by reference thereto.

a.3 Amended Establishment and Designation of Series of Shares of Beneficial Interest dated September 15,
    2000. Filed as Exhibit a.3 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on
    Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

a.4 Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as
    Exhibit 1(c) to Registrant's Registration Statement on Form N-1A (File No. 333-16615) and
    incorporated herein by reference thereto.

a.5 Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effective Amendment No. 1 to Registrant's
    Registration Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

 b. By-Laws of Registrant. Filed as Exhibit b to Post-Effective Amendment No. 8 to Registrant's Registration
    Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

 c. Specimen certificates of Shares of each Fund. Filed as Exhibit 4 to Registrant's Registration
    Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

d.1 Investment Management Agreement between Registrant and Nuveen Asset Management dated
    July 26, 2005. Filed herewith.

e.1 Distribution Agreement between Registrant and John Nuveen & Co. Incorporated. Filed as Exhibit
    6 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A
    (File No. 333-16615) and incorporated herein by reference thereto.

e.2 Renewal of Distribution Agreement dated July 28, 2005. Filed herewith.

e.3 Form of Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement. Filed as
    Exhibit e.3 to Post-Effective Amendment No. 10 to Nuveen Multistate Trust II's Registration
    Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.

 f. Not applicable.

g.1 Custodian Agreement between Registrant and State Street Bank and Trust Company. Filed as
    Exhibit g to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's Registration Statement
    on Form N1-A (File No. 333-14725) and incorporated herein by reference thereto.

g.2 Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated February 25, 2005. Filed as Exhibit g.2 to Post-Effective Amendment
    No. 13 to Nuveen Multistate Trust II's Registration Statement on Form N-1A (File No. 333-14729)
    and incorporated herein by reference thereto.

 h. Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company.
    Filed as Exhibit h to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's Registration
    Statement on Form N1-A (File No. 333-14725) and incorporated herein by reference thereto.

 i. Opinion of Morgan, Lewis & Bockius LLP. Filed herewith.

 j. Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Filed
    herewith.

 k. Not applicable.

 l. Not applicable.

  m. Amended Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares, Class B
     Shares and Class C Shares of each Fund. Filed as Exhibit m to Post-Effective Amendment No. 4
     to Registrant's Registration Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

  n. Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Exhibit 18 to Registrant's Registration
     Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

  o. Not applicable.

  p. Code of Ethics and Reporting Requirements. Filed as Exhibit p to Post-Effective Amendment No.
     13 to Nuveen Multistate Trust II's Registration Statement on Form N-1A (File No. 333-14729) and
     incorporated herein by reference thereto.

q.1. Original Powers of Attorney for certain of Registrant's Trustees authorizing, among others,
     Gifford R. Zimmerman and Alan G. Berkshire to execute the Registration Statement on his or her behalf. Filed as Exhibit a to Post-Effective Amendment No. 5 to Registrant's Registration
     Statement on Form N-1A (File No. 333-16615) and incorporated by reference thereto.

q.2. Original Powers of Attorney for certain of Registrant's Trustees authorizing, among others, Gifford
     R. Zimmerman and Jessica R. Droeger to execute the Registration Statement on his or her behalf.
     Filed as Exhibit q to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's Registration
     Statement on Form N1-A (File No. 333-14725) and incorporated herein by reference thereto.

 q.3 Original Powers of Attorney for David J. Kundert and Eugene S. Sunshine. Filed as Exhibit q.3 to
     Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No.
     333-16615) and incorporated by reference thereto.

  r. Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.
     Filed herewith.


Item 24: Persons Controlled by or Under Common Control with Registrant Not applicable.

Item 25: Indemnification
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

   (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

   (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

   (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

   (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

   (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

   (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

   (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $50,000,000 (with a maximum deductible of $1,000,000, which does not apply to individual trustees or officers) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser

Nuveen Asset Management ("NAM") serves as investment adviser to the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.


For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information. Such information for the remaining senior officers of NAM appears below:

                                                     Other Business Profession, Vocation or
Name and Position with NAM                           Employment During Past Two Years
--------------------------                           -------------------------------------------------

John P. Amboian, President and Director............. President and Director of Nuveen Investments,
                                                     Inc., Nuveen Investments, LLC, Rittenhouse Asset
                                                     Management, Inc.; formerly, President and
                                                     Director of Nuveen Advisory Corp. and Nuveen
                                                     Institutional Advisory Corp.

Alan G. Berkshire, Senior Vice President, Secretary  Senior Vice President, General Counsel and
  and General Counsel............................... Secretary of Nuveen Investments, Inc., Nuveen
                                                     Investments, LLC, Rittenhouse Asset Management,
                                                     Inc. and Nuveen Investments Holdings, Inc.;
                                                     Senior Vice President and Secretary of Nuveen
                                                     Investments Advisers Inc.; Assistant Secretary of
                                                     NWQ Investment Management Company, LLC and
                                                     Secretary of Symphony Asset Management, LLC;
                                                     formerly, Vice President and Secretary of Nuveen
                                                     Institutional Advisory Corp. and Nuveen Advisory
                                                     Corp. (1997-2004).

Stuart J. Cohen, Vice President, Assistant Secretary Vice President, Assistant Secretary and Assistant
  and Assistant General Counsel..................... General Counsel of Nuveen Investments, LLC,
                                                     Nuveen Investments Holdings, Inc. and
                                                     Rittenhouse Asset Management, Inc.; Vice
                                                     President of Nuveen Investments Advisers Inc.

Sherri A. Hlavacek, Vice President and Corporate     Vice President and Corporate Controller of
  Controller........................................ Nuveen Investments, LLC, Nuveen Investments
                                                     Holdings, Inc., Nuveen Investments Advisers Inc.
                                                     and Rittenhouse Asset Management, Inc.; Vice
                                                     President and Controller of Nuveen Investments,
                                                     Inc.; Certified Public Accountant.

Mary E. Keefe, Managing Director and Chief           Managing Director (since June 2004) of Nuveen
  Compliance Officer................................ Investments, Inc.; Managing Director and Chief
                                                     Compliance Officer of Nuveen Investments, LLC,
                                                     Nuveen Investments Advisers Inc. and
                                                     Rittenhouse Asset Management, Inc.; Chief
                                                     Compliance Officer of Symphony Asset
                                                     Management, LLC; Head of Global Compliance
                                                     (January 2004 - May 2004) Citadel Investment
                                                     Group; Director, Midwest Regional Office
                                                     (1994-2003) United States Securities and
                                                     Exchange Commission.

                                           Other Business Profession, Vocation or
Name and Position with NAM                 Employment During Past Two Years
--------------------------                 -------------------------------------------------
Margaret E. Wilson, Senior Vice President, Senior Vice President, Finance, of Nuveen
  Finance................................. Investments, Inc., Nuveen Investments, LLC,
                                           Rittenhouse Asset Management, Inc., Nuveen
                                           Investments Advisers Inc. and Nuveen
                                           Investments Holdings, Inc.; formerly, Senior Vice
                                           President, Finance of Nuveen Advisory Corp. and
                                           Nuveen Institutional Advisory Corp. (1998-2004).

Item 27: Principal Underwriters
(a) Nuveen Investments, LLC ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II, and Nuveen Investment Trust III. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New

Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Arizona Dividend Advantage Municipal Fund 3, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen North Carolina Dividend Advantage Municipal Fund 3, Nuveen Insured Tax-Free Advantage Municipal Fund, Nuveen Insured California Tax-Free Advantage Municipal Fund, Nuveen Insured Florida Tax-Free Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund and Nuveen Insured New York Tax-Free Advantage Municipal Fund, Nuveen Senior Income Fund, Nuveen Real Estate Income Fund, Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2, Nuveen Quality Preferred Income Fund 3, Nuveen Preferred and Convertible Income Fund, Nuveen Preferred and Convertible Income Fund 2, Nuveen Diversified Dividend and Income Fund, Nuveen Municipal High Income Opportunity Fund, Nuveen Tax-Advantaged Total Return Strategy Fund, Nuveen Floating Rate Income Fund, Nuveen Floating Rate Income Opportunity Fund, Nuveen Equity Premium Income Fund, Nuveen Equity Premium Opportunity Fund, Nuveen Tax-Advantaged Floating Rate Fund and Nuveen Equity Premium Advantage Fund.

 (b)
 Name and Principal      Positions and Offices            Positions and Offices
 Business Address        with Underwriter                 with Registrant
 ------------------------------------------------------------------------------
 Timothy R. Schwertfeger Chairman of the Board,           Chairman of the Board
 333 West Wacker Drive   Chief Executive Officer          and Trustee
 Chicago, IL 60606       and Director

 John P. Amboian         President                        None
 333 West Wacker Drive
 Chicago, IL 60606

 William Adams IV        Executive Vice President         None
 333 West Wacker Drive
 Chicago, IL 60606

 Alan G. Berkshire       Senior Vice President, Secretary None
 333 West Wacker Drive   and General Counsel
 Chicago, IL 60606

 Robert K. Burke         Vice President                   None
 333 West Wacker Drive
 Chicago, IL 60606

 Peter H. D'Arrigo       Vice President and Treasurer     Vice President and
 333 West Wacker Drive                                    Treasurer
 Chicago, IL 60606

 Jessica R. Droeger      Vice President, Assistant        Vice President and
 333 West Wacker Drive   General Counsel and              Secretary
 Chicago, IL 60606       Assistant Secretary

   (b)
   Name and Principal     Positions and Offices         Positions and Offices
   Business Address       with Underwriter              with Registrant
   --------------------------------------------------------------------------
   Stephen D. Foy         Vice President                 Vice President and
   333 West Wacker Drive                                 Controller
   Chicago, IL 60606

   Robert B. Kuppenheimer Vice President                 None
   333 West Wacker Drive
   Chicago, IL 60606

   Larry W. Martin        Vice President, Assistant      Vice President and
   333 West Wacker Drive  General Counsel and            Assistant Secretary
   Chicago, IL 60606      Assistant Secretary

   Paul C. Williams       Vice President                 None
   333 West Wacker Drive
   Chicago, IL 60606

   Margaret E. Wilson     Senior Vice President Finance  None
   333 West Wacker Drive
   Chicago, IL 60606

   Gifford R. Zimmerman   Managing Director              Chief
   333 West Wacker Drive  and Assistant Secretary        Administrative
   Chicago, IL 60606                                     Officer

(c) Not applicable.

Item 28: Location of Accounts and Records
Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of Trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.


State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Asset Management.


Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Funds.

Item 29: Management Services
Not applicable.

Item 30: Undertakings
Not applicable.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 11 to Registration Statement No. 333-16615 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of September, 2005.


                                                  NUVEEN MULTISTATE TRUST IV

                                                     /S/  JESSICA R. DROEGER
                                                  -----------------------------
                                                    Jessica R. Droeger, Vice
                                                     President and Secretary


   Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



        Signature                  Title                           Date
        ---------                  -----                           ----
   /S/  STEPHEN D. FOY    Vice President and                September 28, 2005
-------------------------   Controller (principal
     STEPHEN D. FOY         financial and
                            accounting officer)

/S/  GIFFORD R. ZIMMERMAN Chief Administrative              September 28, 2005
-------------------------   Officer (principal
  GIFFORD R. ZIMMERMAN      executive officer)

 Timothy R. Schwertfeger  Chairman of the Board   )
                            and Trustee           )
                                                  )
                                                  )
                                                  )
                                                  )
                                                  )       /S/  JESSICA R. DROEGER
                                                  )       -----------------------
    Robert P. Bremner     Trustee                 )         JESSICA R. DROEGER
                                                  )          Attorney-in-Fact
    Lawrence H. Brown     Trustee                 )
                                                  )         September 28, 2005
      Jack B. Evans       Trustee                 )
                                                  )   By
    David J. Kundert      Trustee                 )
                                                  )
    William C. Hunter     Trustee                 )
                                                  )
  William J. Schneider    Trustee                 )
                                                  )
   Judith M. Stockdale    Trustee                 )
                                                  )
   Eugene S. Sunshine     Trustee                 )



   An original power of attorney authorizing, among others, Timothy R. Schwertfeger, Jessica R. Droeger and Gifford R. Zimmerman to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX


Name                                                                                               Exhibit
----                                                                                               -------

Investment Management Agreement between Registrant and Nuveen Asset Management.                      d.1

Renewal of Distribution Agreement.                                                                   e.2

Opinion of Morgan, Lewis & Bockius LLP.                                                              i.

Consent of PricewaterhouseCoopers LLP.                                                               j.

Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees   r.
and officers on the Registrant's Registration Statement pursuant to power of attorney.